UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09945

Natixis Funds Trust IV

(Exact name of registrant as specified in charter)

888 Boylston Street, Suite 800, Boston, Massachusetts 02199-8197

(Address of principal executive offices) (Zip code)

Natalie Wagner, Esq.

Natixis Distribution, LLC

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: January 31

Date of reporting period: July 31, 2021

Item 1. Report to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Semiannual Report

July 31, 2021

AEW Global Focused Real Estate Fund

AEW GLOBAL FOCUSED REAL ESTATE FUND

Managers	Symbols

Robert Oosterkamp	Class A NRFAX

Milton Low, CFA®	Class C NRCFX

Gina Szymanski, CFA®	Class N NRFNX

AEW Capital Management, L.P.	Class Y NRFYX

Investment Goal

The Fund seeks to provide investors with above-average income and long-term growth of capital.

Average Annual Total Returns — July 31, 20213,5

						Expense Ratios[4]

	6 Months	1 Year	5 Years	10 Years	Life of Class N	Gross	Net

Class Y (Inception 8/31/00)
NAV	23.02%	32.55%	5.31%	8.89%	—%	1.30%	0.90%

Class A (Inception 12/29/00)
NAV	22.89	32.30	5.06	8.62	—	1.55	1.15
With 5.75% Maximum Sales Charge	15.84	24.66	3.82	7.98	—

Class C (Inception 12/29/00)
NAV	22.42	31.22	4.24	7.98	—	2.30	1.90
With CDSC[1]	21.42	30.22	4.24	7.98	—

Class N (Inception 5/01/13)
NAV	22.98	32.64	5.35	—	7.58	1.17	0.85

Comparative Performance

FTSE EPRA Nareit Developed Index (Net)[2]	20.91	34.93	4.74	6.71	5.05

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.

2

The FTSE EPRA Nareit Developed Index (Net) is an index designed to track the performance of listed real estate companies and REITs (real estate investment trust) worldwide. By making the index constituents free-float adjusted, liquidity, size and revenue screened, the series is suitable for use as the basis for investment products, such as derivatives and Exchange Traded Funds (ETFs).

3	For certain periods, Fund performance has been increased by fee waivers and/or expense reimbursements, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 5/31/22. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 5 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

5	The performance results shown for the periods prior to the close of business on May 31, 2019 reflect results achieved using a different investment strategy.

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ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the Natixis Funds’ website at im.natixis.com; and on the Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Natixis Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available from the Natixis Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The Natixis Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. First and third quarter schedules of portfolio holdings are also available at im.natixis.com/funddocuments. A hard copy may be requested from the Fund at no charge by calling 800-225-5478.

CFA® and Chartered Financial Analyst® are registered trademarks owned by the CFA Institute.

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UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Fund’s prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from February 1, 2021 through July 31, 2021. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table of each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

AEW GLOBAL FOCUSED REAL ESTATE FUND	BEGINNING ACCOUNT VALUE 2/1/2021	ENDING ACCOUNT VALUE 7/31/2021	EXPENSES PAID DURING PERIOD* 2/1/2021 – 7/31/2021
Class A
Actual	$1,000.00	$1,228.90	$6.36
Hypothetical (5% return before expenses)	$1,000.00	$1,019.09	$5.76
Class C
Actual	$1,000.00	$1,224.20	$10.48
Hypothetical (5% return before expenses)	$1,000.00	$1,015.37	$9.49
Class N
Actual	$1,000.00	$1,229.80	$4.70
Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	$4.26
Class Y
Actual	$1,000.00	$1,230.20	$4.98
Hypothetical (5% return before expenses)	$1,000.00	$1,020.33	$4.51

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.15%, 1.90%, 0.85% and 0.90% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

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BOARD APPROVAL OF THE EXISTING ADVISORY AGREEMENT

The Board of Trustees of the Trust (the “Board”), including the Independent Trustees, considers matters bearing on the Fund’s advisory agreement (the “Agreement”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreement to determine whether to recommend that the full Board approve the continuation of the Agreement, typically for an additional one-year period. This meeting typically includes all the Independent Trustees, including the Trustees who do not serve on the Contract Review Committee. After the Contract Review Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreement at its June Board Meeting.

In connection with these meetings, the Trustees receive materials that the Fund’s investment adviser (the “Adviser”) believes to be reasonably necessary for the Trustees to evaluate the Agreement. These materials generally include, among other items, (i) information on the investment performance of the Fund and the performance of a peer group of funds and the Fund’s performance benchmark, (ii) information on the Fund’s advisory fee and other expenses, including information comparing the Fund’s advisory fee to the fees charged to institutional accounts with similar strategies managed by the Adviser, if any, and to those of a peer group of funds and information about any applicable expense limitations and/or fee “breakpoints,” (iii) sales and redemption data in respect of the Fund, (iv) information about the profitability of the Agreement to the Adviser and (v) information obtained through the completion by the Adviser of a questionnaire distributed on behalf of the Trustees. The Board, including the Independent Trustees, also considers other matters such as (i) the Fund’s investment objective and strategies and the size, education and experience of the Adviser’s investment staff and its use of technology, external research and trading cost measurement tools, (ii) arrangements in respect of the distribution of the Fund’s shares and the related costs, (iii) the allocation of the Fund’s brokerage, if any, including, to the extent applicable, the use of “soft” commission dollars to pay for research and other similar services, (iv) the Adviser’s policies and procedures relating to, among other things, compliance, trading and best execution, proxy voting, liquidity and valuation, (v) information about amounts invested by the Fund’s portfolio managers in the Fund or in similar accounts that they manage and (vi) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Adviser.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreement, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Fund’s investment performance and the fees charged to the Fund for advisory and other services. This information generally includes, among other things, an internal performance rating for the Fund based on agreed-upon criteria, graphs showing the Fund’s performance and expense differentials against the Fund’s peer group/category of funds, performance ratings provided by a third-party, total return information for various periods, and third-party performance rankings for various periods comparing the Fund against similarly categorized funds. The portfolio management team for the Fund or other representatives of the Adviser make periodic presentations to the Contract Review Committee and/or the full Board, and if the Fund is identified as presenting possible performance concerns it may be subject to more frequent Board or Committee presentations and reviews. In addition, the Trustees are periodically provided with detailed statistical information about the Fund’s portfolio. The Trustees also receive periodic updates between meetings, both at the Board and at the Committee level.

The Board most recently approved the continuation of the Agreement for a one-year period at its meeting held in June 2021. In considering whether to approve the continuation of the Agreement, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreement included, but were not limited to, the factors listed below.

The nature, extent and quality of the services provided to the Fund under the Agreement. The Trustees considered the nature, extent and quality of the services provided by the Adviser and its affiliates to the Fund and the resources dedicated to the Fund by the Adviser and its affiliates. The Trustees also considered their experience with other funds advised or sub-advised by the Advisers as well as the affiliation between the Advisers and Natixis Investment Managers, LLC, whose affiliates provide investment advisory services to other funds in the Natixis family of funds.

The Trustees considered not only the advisory services provided by the Adviser to the Fund, but also the benefits to the Fund from the monitoring and oversight services provided by Natixis Advisors, LLC (“Natixis Advisors”). They also considered the administrative and shareholder services provided by Natixis Advisors and its affiliates to the Fund. They also took into consideration increases in the services provided resulting from new regulatory requirements.

The Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

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After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the nature, extent and quality of services provided supported the renewal of the Agreement.

Investment performance of the Fund and the Adviser. As noted above, the Trustees received information about the performance of the Fund over various time periods, including information that compared the performance of the Fund to the performance of a peer group and category of funds and the Fund’s performance benchmark. In addition, the Trustees reviewed data prepared by an independent third party that analyzed the performance of the Fund using a variety of performance metrics, including metrics that measured the performance of the Fund on a risk adjusted basis.

The Board noted that through December 31, 2020, the Fund’s one-, three- and five-year performance, stated as percentile rankings within categories selected by the independent third-party data provider, was as follows (where the best performance would be in the first percentile of its category):

	One-Year	Three-Year	Five-Year
AEW Global Focused Real Estate Fund	73%	60%	74%

The Board noted that the Fund’s performance lagged that of the Fund’s category group median as determined by the independent third party. The Board concluded that other factors relevant to performance supported renewal of the Agreement, including: (1) that the underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Adviser that were reasonable and consistent with the Fund’s investment objective and policies; (2) that the Fund’s more recent performance had resulted in relative outperformance over certain time periods; and (3) that the Fund’s strategy changed effective June 1, 2019, and therefore the Fund’s performance rankings for periods prior to that date are not necessarily as relevant a comparison. The Board also considered information about the Fund’s more recent performance, including how that performance had been impacted by the Covid-19 crisis.

The Trustees also considered the Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Adviser to Trustee concerns about performance and the willingness of the Adviser to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the performance of the Fund and the Adviser and/or other relevant factors supported the renewal of the Agreement.

The costs of the services to be provided and profits to be realized by the Adviser and its affiliates from their respective relationships with the Fund. The Trustees considered the fees charged to the Fund for advisory and administrative services as well as the total expense level of the Fund. This information included comparisons (provided both by management and by an independent third-party) of the Fund’s advisory fee and total expense level to those of its peer group and information about the advisory fees charged by the Adviser to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets, the greater regulatory costs associated with the management of such assets, and the entrepreneurial, regulatory and other risks associated with sponsoring and managing mutual funds. In evaluating the Fund’s advisory fee, the Trustees also took into account the demands, complexity and quality of the investment management of the Fund and the need for the Adviser to offer competitive compensation and the potential need to expend additional resources to the extent the Fund grows in size. The Trustees considered that over the past several years, management had demonstrated its intention to have competitive fee levels by making recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense limitations for various funds in the fund family. They noted that the Fund has an expense limitation in place and they considered the amounts waived or reimbursed by the Adviser for the Fund under its expense limitation agreement. The Trustees also noted that the Fund’s total advisory fee rate was below the median of a peer group of funds.

The Trustees also considered the compensation directly or indirectly received by the Adviser and its affiliates from their relationships with the Fund. The Trustees reviewed information provided by management as to the profitability of the Adviser’s and its affiliates’ relationships with the Fund, and information about how expenses are determined and allocated for purposes of profitability calculations. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the Fund, the expense levels of the Fund, whether the Adviser had implemented breakpoints and/or expense limitations with respect to the Fund and the overall profit margin of Natixis Investment Managers, LLC compared to that of certain other investment managers for which such data was available.

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After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the advisory fee charged to the Fund was fair and reasonable, and that the costs of these services generally and the related profitability of the Adviser and its affiliates in respect of their relationships with the Fund supported the renewal of the Agreement.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Adviser and whether those economies are shared with the Fund through breakpoints in its investment advisory fee or other means, such as expense limitations. The Trustees also considered management’s explanation of the factors that are taken into account with respect to the implementation of breakpoints in investment advisory fees or expense limitations. With respect to economies of scale, the Trustees noted that the Fund was subject to an expense limitation. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and on a relative basis) and the profitability to the Adviser and its affiliates of their relationships with the Fund, as discussed above.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the extent to which economies of scale were shared with the Fund supported the renewal of the Agreement.

The Trustees also considered other factors, which included but were not limited to the following:

•

The effect of recent market and economic events, including but not limited to the Covid-19 crisis and its significant disruptions to the economy and business operations, on the performance, asset levels and expense ratios of the Fund.

•

Whether the Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Fund and the Adviser. They also considered the compliance-related resources the Adviser and its affiliates were providing to the Fund.

•

So-called “fallout benefits” to the Adviser, such as the engagement of affiliates of the Adviser to provide distribution and administrative services to the Fund, and the benefits of research made available to the Adviser by reason of brokerage commissions (if any) generated by the Fund’s securities transactions. The Trustees also considered the benefits to the parent company of Natixis Advisors from the retention of the Adviser. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

•	The Trustees’ review and discussion of the Fund’s advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that the existing Agreement should be continued through June 30, 2022.

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LIQUIDITY RISK MANAGEMENT PROGRAM

Annual Report for the Period Commencing on January 1, 2020 and ending December 31, 2020 (including updates through July 31, 2021)

Effective December 1, 2018, the Fund adopted a liquidity risk management program (the “Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Rule”). The Rule requires registered open-end funds, including mutual funds and exchange-traded funds to establish liquidity risk management programs in order to effectively manage fund liquidity and mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.

The rule requires the Fund to assess, manage and review its liquidity risk considering applicable factors during normal and foreseeable stressed conditions. In fulfilling this requirement, the Fund assesses and reviews (where applicable and amongst other matters) its investment strategy, portfolio holdings, possible investment concentrations, use of derivatives, short-term and long-term cash flow projections, use of cash and cash equivalents, as well as borrowing arrangements and other funding sources. The Program has established a Program Administrator (“Administrator”) which is the adviser of the Fund.

In accordance with the Program, the Fund’s portfolio of investments is classified into one of four liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

The Fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. If the Fund does not hold a majority of highly liquid investments in its portfolio, then the Fund is required to establish a highly liquid investment minimum (“HLIM”). The Fund has not established an HLIM.

During the period from January 1, 2020 to December 31, 2020, there were no material changes to the Program and no material events that impacted the operation of the Fund’s Program. During the period, the Fund held sufficient liquid assets to meet redemptions on a timely basis and did not have any illiquid security violations.

During the period January 1, 2021 through July 31, 2021, the Fund held sufficient liquid assets to meet redemptions on a timely basis and did not have any illiquid security violations.

Annual Program Assessment and Conclusion

In the opinion of the Program Administrator, the Program of the Fund approved by the Fund’s Board is operating effectively. The Program Administrator has also monitored, assessed and managed the Fund’s liquidity risk regularly throughout the period.

Pursuant to the Rule’s requirements, the Board has received and reviewed a written report prepared by the Fund’s Program Administrator that addressed the operation of the Program, assessed its adequacy and effectiveness and described any material changes made to the Program.

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Portfolio of Investments – as of July 31, 2021 (Unaudited)

AEW Global Focused Real Estate Fund

Shares	Description	Value (†)
Common Stocks — 99.8% of Net Assets
	Australia — 2.9%
17,649	Goodman Group	$293,541
343,338	GPT Group (The)	1,177,204
78,513	Lendlease Corp. Ltd.	704,717
106,304	Mirvac Group	223,122
552,949	Stockland	1,788,301

		4,186,885

	Canada — 3.7%
208,400	Summit Industrial Income REIT	3,168,763
170,000	Tricon Residential, Inc.	2,037,111

		5,205,874

	France — 2.0%
10,426	Covivio	979,433
6,060	ICADE	553,943
54,223	Klepierre S.A.	1,312,844

		2,846,220

	Germany — 6.7%
31,331	ADLER Group S.A.	760,424
193,149	Aroundtown S.A.	1,511,791
26,819	Deutsche Wohnen SE	1,674,367
11,201	LEG Immobilien SE	1,770,281
58,406	Vonovia SE	3,888,608

		9,605,471

	Hong Kong — 4.5%
403,303	Hysan Development Co. Ltd.	1,588,063
657,993	Sino Land Co. Ltd.	1,008,287
161,500	Sun Hung Kai Properties Ltd.	2,310,316
263,000	Swire Properties Ltd.	748,013
132,000	Wharf Real Estate Investment Co. Ltd.	745,520

		6,400,199

	Japan — 9.2%
1,485	GLP J-REIT	2,659,883
357	Japan Hotel REIT Investment Corp.	217,701
211	Kenedix Office Investment Corp.	1,555,912
109,600	Mitsui Fudosan Co. Ltd.	2,563,243
218	Nippon Building Fund, Inc.	1,408,857
53,700	Nomura Real Estate Holdings, Inc.	1,331,569
49,400	Tokyo Tatemono Co. Ltd.	743,218
1,749	United Urban Investment Corp.	2,572,742

		13,053,125

	Netherlands — 0.2%
3,541	Unibail-Rodamco-Westfield(a)	294,738

	Singapore — 2.2%
717,987	Ascendas Real Estate Investment Trust	1,652,262
182,900	CapitaLand Ltd.	543,390
1,023,326	Keppel REIT	907,123

		3,102,775

	Spain — 1.2%
158,888	Merlin Properties SOCIMI S.A.	1,782,094

	Sweden — 3.0%
88,345	Kungsleden AB	1,192,754
82,190	Nyfosa AB	1,271,747
352,894	Samhallsbyggnadsbolaget i Norden AB	1,768,077

		4,232,578

	United Kingdom — 5.4%
238,398	Capital & Counties Properties PLC(a)	565,389
135,238	Land Securities Group PLC	1,331,063
210,413	Segro PLC	3,556,872
784,374	Tritax Big Box REIT PLC	2,294,732

		7,748,056

	United States — 58.8%
33,959	Agree Realty Corp.	$2,552,019
76,700	Americold Realty Trust	2,979,795
263,400	Brixmor Property Group, Inc.	6,063,468
20,979	EastGroup Properties, Inc.	3,696,919
8,200	Equinix, Inc.	6,727,362
24,200	Essex Property Trust, Inc.	7,940,020
37,600	Extra Space Storage, Inc.	6,547,664
156,000	Global Medical REIT, Inc.	2,427,360
225,500	Host Hotels & Resorts, Inc.(a)	3,592,215
240,600	Independence Realty Trust, Inc.	4,638,768
80,400	Invitation Homes, Inc.	3,270,672
51,300	Kilroy Realty Corp.	3,553,551
182,000	Macerich Co. (The)	2,966,600
328,200	Paramount Group, Inc.	3,203,232
45,100	ProLogis, Inc.	5,774,604
5,100	SBA Communications Corp.	1,739,049
21,300	Sun Communities, Inc.	4,177,143
95,900	Ventas, Inc.	5,732,902
198,000	VICI Properties, Inc.	6,175,620

		83,758,963

	Total Common Stocks (Identified Cost $124,539,711)	142,216,978

Principal Amount
Short-Term Investments — 3.1%
$4,391,916	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 7/30/2021 at 0.000% to be repurchased at $4,391,916 on 8/02/2021 collateralized by $4,409,900 U.S. Treasury Note, 1.250% due 6/30/2028 valued at $4,479,854 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $4,391,916)	4,391,916

	Total Investments — 102.9% (Identified Cost $128,931,627)	146,608,894
	Other Assets Less Liabilities — (2.9)%	(4,144,665)

	Net Assets — 100.0%	$142,464,229

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

J-REIT	Japan Real Estate Investment Trust
REITs	Real Estate Investment Trusts

Industry Summary at July 31, 2021 (Unaudited)

REITs — Diversified	21.0%
Real Estate Management & Development	19.8
REITs — Warehouse/Industrials	17.2
REITs — Apartments	11.2
REITs — Office Property	6.3
REITs — Health Care	5.7
REITs — Storage	4.6
REITs — Shopping Centers	4.5
REITs — Manufactured Homes	2.9
REITs — Hotels	2.7
REITs — Regional Malls	2.1
REITs — Single Tenant	1.8
Short-Term Investments	3.1

Total Investments	102.9
Other assets less liabilities	(2.9)

Net Assets	100.0%

See accompanying notes to financial statements.

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Portfolio of Investments – as of July 31, 2021 (Unaudited)

AEW Global Focused Real Estate Fund – (continued)

Currency Exposure Summary at July 31, 2021 (Unaudited)

United States Dollar	61.9%
Euro	10.1
Japanese Yen	9.2
British Pound	5.4
Hong Kong Dollar	4.5
Canadian Dollar	3.7
Swedish Krona	3.0
Australian Dollar	2.9
Singapore Dollar	2.2

Total Investments	102.9
Other assets less liabilities	(2.9)

Net Assets	100.0%

See accompanying notes to financial statements.

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Statement of Assets and Liabilities

July 31, 2021 (Unaudited)

ASSETS
Investments at cost	$128,931,627
Net unrealized appreciation	17,677,267

Investments at value	146,608,894
Receivable for Fund shares sold	680,646
Dividends receivable	80,888
Tax reclaims receivable	16,269
Prepaid expenses (Note 7)	11

TOTAL ASSETS	147,386,708

LIABILITIES
Payable for securities purchased	74,309
Payable for Fund shares redeemed	4,514,558
Management fees payable (Note 5)	67,101
Deferred Trustees’ fees (Note 5)	176,290
Administrative fees payable (Note 5)	5,171
Payable to distributor (Note 5d)	1,748
Other accounts payable and accrued expenses	83,302

TOTAL LIABILITIES	4,922,479

NET ASSETS	$142,464,229

NET ASSETS CONSIST OF:
Paid-in capital	$124,674,887
Accumulated earnings	17,789,342

NET ASSETS	$142,464,229

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$25,663,071

Shares of beneficial interest	1,703,349

Net asset value and redemption price per share	$15.07

Offering price per share (100/94.25 of net asset value) (Note 1)	$15.99

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$483,170

Shares of beneficial interest	31,857

Net asset value and offering price per share	$15.17

Class N shares:
Net assets	$3,329,704

Shares of beneficial interest	243,489

Net asset value, offering and redemption price per share	$13.67

Class Y shares:
Net assets	$112,988,284

Shares of beneficial interest	8,283,745

Net asset value, offering and redemption price per share	$13.64

See accompanying notes to financial statements.

|  10

Statement of Operations

For the Six Months Ended July 31, 2021 (Unaudited)

INVESTMENT INCOME
Dividends	$1,555,496
Less net foreign taxes withheld	(94,072)

1,461,424

Expenses
Management fees (Note 5)	384,107
Service and distribution fees (Note 5)	33,297
Administrative fees (Note 5)	21,853
Trustees’ fees and expenses (Note 5)	22,351
Transfer agent fees and expenses (Notes 5 and 6)	60,868
Audit and tax services fees	31,960
Custodian fees and expenses	37,125
Legal fees (Note 7)	1,598
Registration fees	45,599
Shareholder reporting expenses	13,913
Miscellaneous expenses (Note 7)	17,727

Total expenses	670,398
Less waiver and/or expense reimbursement (Notes 5 and 7)	(176,837)

Net expenses	493,561

Net investment income	967,863

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	7,114,001
Foreign currency transactions (Note 2c)	(10,735)
Capital gain distributions received (Note 2)	81,848
Net change in unrealized appreciation (depreciation) on:
Investments	11,817,321
Foreign currency translations (Note 2c)	(964)

Net realized and unrealized gain on investments and foreign currency transactions	19,001,471

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$19,969,334

See accompanying notes to financial statements.

11  |

Statement of Changes in Net Assets

	Six Months Ended July 31, 2021 (Unaudited)	Year Ended January 31, 2021
FROM OPERATIONS:
Net investment income	$967,863	$1,439,317
Net realized gain (loss) on investments and foreign currency transactions	7,185,114	(4,282,183)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	11,816,357	(9,066,735)

Net increase (decrease) in net assets resulting from operations	19,969,334	(11,909,601)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(413,065)	(836,667)
Class C	(9,247)	(24,340)
Class N	(63,474)	(108,101)
Class Y	(1,247,245)	(2,427,151)

Total distributions	(1,733,031)	(3,396,259)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	48,792,819	(38,765,689)

Net increase (decrease) in net assets	67,029,122	(54,071,549)
NET ASSETS
Beginning of the period	75,435,107	129,506,656

End of the period	$142,464,229	$75,435,107

See accompanying notes to financial statements.

|  12

Financial Highlights

For a share outstanding throughout each period

	Class A
	Six Months Ended July 31, 2021 (Unaudited)		Year Ended January 31, 2021	Year Ended January 31, 2020		Year Ended January 31, 2019	Year Ended January 31, 2018		Year Ended January 31, 2017
Net asset value, beginning of the period	$12.48		$14.23	$14.62		$14.49	$15.84		$15.93

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.12		0.17	0.22		0.25	0.24		0.18
Net realized and unrealized gain (loss)	2.71		(1.52)	1.61		1.07	(0.14)		1.33

Total from Investment Operations	2.83		(1.35)	1.83		1.32	0.10		1.51

LESS DISTRIBUTIONS FROM:
Net investment income	(0.24)		(0.22)	(0.39)		(0.23)	(0.22)		(0.22)
Net realized capital gains	—		(0.18)	(1.83)		(0.96)	(1.23)		(1.38)

Total Distributions	(0.24)		(0.40)	(2.22)		(1.19)	(1.45)		(1.60)

Net asset value, end of the period	$15.07		$12.48	$14.23		$14.62	$14.49		$15.84

Total return(b)(c)	22.89	%(d)	(8.94)%	13.18%		9.95%	0.49%		9.51%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$25,663		$22,619	$33,864		$38,826	$41,189		$58,312
Net expenses(e)	1.15	%(f)	1.15%	1.18	%(g)	1.25%	1.29	%(h)	1.35%
Gross expenses	1.50	%(f)	1.55%	1.50%		1.45%	1.43%		1.38%
Net investment income	1.76	%(f)	1.43%	1.46%		1.75%	1.49%		1.06%
Portfolio turnover rate	45%		119%	107	%(i)	20%	11%		13%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective June 1, 2019, the expense limit decreased from 1.25% to 1.15%.
(h)	Effective July 1, 2017, the expense limit decreased from 1.35% to 1.25%.
(i)

The variation in the Fund’s turnover rate from the year ended January 31, 2019 to the year ended January 31, 2020 was primarily due to a change in the investment strategy of the Fund. Portfolio turnover is expected to remain higher as a result of the strategy change.

See accompanying notes to financial statements.

13  |

Financial Highlights (continued)

For a share outstanding throughout each period

	Class C
	Six Months Ended July 31, 2021 (Unaudited)		Year Ended January 31, 2021	Year Ended January 31, 2020		Year Ended January 31, 2019	Year Ended January 31, 2018		Year Ended January 31, 2017
Net asset value, beginning of the period	$12.56		$14.32	$14.70		$14.54	$15.87		$15.95

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.08		0.08	0.11		0.14	0.11		0.06
Net realized and unrealized gain (loss)	2.71		(1.53)	1.61		1.06	(0.12)		1.33

Total from Investment Operations	2.79		(1.45)	1.72		1.20	(0.01)		1.39

LESS DISTRIBUTIONS FROM:
Net investment income	(0.18)		(0.13)	(0.27)		(0.08)	(0.09)		(0.09)
Net realized capital gains	—		(0.18)	(1.83)		(0.96)	(1.23)		(1.38)

Total Distributions	(0.18)		(0.31)	(2.10)		(1.04)	(1.32)		(1.47)

Net asset value, end of the period	$15.17		$12.56	$14.32		$14.70	$14.54		$15.87

Total return(b)(c)	22.42	%(d)	(9.68)%	12.35%		9.03%	(0.21)%		8.67%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$483		$643	$1,391		$1,946	$4,472		$7,307
Net expenses(e)	1.90	%(f)	1.90%	1.93	%(g)	2.00%	2.05	%(h)	2.10%
Gross expenses	2.26	%(f)	2.30%	2.25%		2.20%	2.18%		2.13%
Net investment income	1.10	%(f)	0.67%	0.71%		0.98%	0.71%		0.34%
Portfolio turnover rate	45%		119%	107	%(i)	20%	11%		13%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective June 1, 2019, the expense limit decreased from 2.00% to 1.90%.
(h)	Effective July 1, 2017, the expense limit decreased from 2.10% to 2.00%.
(i)

The variation in the Fund’s turnover rate from the year ended January 31, 2019 to the year ended January 31, 2020 was primarily due to a change in the investment strategy of the Fund. Portfolio turnover is expected to remain higher as a result of the strategy change.

See accompanying notes to financial statements.

|  14

Financial Highlights (continued)

For a share outstanding throughout each period

	Class N
	Six Months Ended July 31, 2021 (Unaudited)		Year Ended January 31, 2021		Year Ended January 31, 2020		Year Ended January 31, 2019		Year Ended January 31, 2018		Year Ended January 31, 2017
Net asset value, beginning of the period	$11.35		$13.00		$13.54		$13.52		$14.87		$15.05

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.13		0.17		0.24		0.27		0.26		0.22
Net realized and unrealized gain (loss)	2.45		(1.38)		1.48		0.98		(0.11)		1.27

Total from Investment Operations	2.58		(1.21)		1.72		1.25		0.15		1.49

LESS DISTRIBUTIONS FROM:
Net investment income	(0.26)		(0.26)		(0.43)		(0.27)		(0.27)		(0.29)
Net realized capital gains	—		(0.18)		(1.83)		(0.96)		(1.23)		(1.38)

Total Distributions	(0.26)		(0.44)		(2.26)		(1.23)		(1.50)		(1.67)

Net asset value, end of the period	$13.67		$11.35		$13.00		$13.54		$13.52		$14.87

Total return	22.98	%(b)(c)	(8.67	)%(b)	13.49	%(b)	10.22	%(b)	0.88	%(b)	9.91%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$3,330		$2,810		$10,319		$6,830		$6,865		$6,108
Net expenses	0.85	%(d)(e)	0.85	%(d)	0.88	%(d)(f)	0.95	%(d)	0.97	%(d)(g)	0.97%
Gross expenses	1.18	%(e)	1.17%		1.09%		1.00%		1.01%		0.97%
Net investment income	2.06	%(e)	1.55%		1.69%		2.07%		1.79%		1.38%
Portfolio turnover rate	45%		119%		107	%(h)	20%		11%		13%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective June 1, 2019, the expense limit decreased from 0.95% to 0.85%.
(g)	Effective July 1, 2017, the expense limit decreased from 1.05% to 0.95%.
(h)

The variation in the Fund’s turnover rate from the year ended January 31, 2019 to the year ended January 31, 2020 was primarily due to a change in the investment strategy of the Fund. Portfolio turnover is expected to remain higher as a result of the strategy change.

See accompanying notes to financial statements.

15  |

Financial Highlights (continued)

For a share outstanding throughout each period

	Class Y
	Six Months Ended July 31, 2021 (Unaudited)		Year Ended January 31, 2021	Year Ended January 31, 2020		Year Ended January 31, 2019	Year Ended January 31, 2018		Year Ended January 31, 2017
Net asset value, beginning of the period	$11.32		$12.96	$13.50		$13.48	$14.84		$15.01

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.12		0.18	0.24		0.27	0.25		0.21
Net realized and unrealized gain (loss)	2.45		(1.38)	1.47		0.98	(0.12)		1.27

Total from Investment Operations	2.57		(1.20)	1.71		1.25	0.13		1.48

LESS DISTRIBUTIONS FROM:
Net investment income	(0.25)		(0.26)	(0.42)		(0.27)	(0.26)		(0.27)
Net realized capital gains	—		(0.18)	(1.83)		(0.96)	(1.23)		(1.38)

Total Distributions	(0.25)		(0.44)	(2.25)		(1.23)	(1.49)		(1.65)

Net asset value, end of the period	$13.64		$11.32	$12.96		$13.50	$13.48		$14.84

Total return(b)	23.02	%(c)	(8.68)%	13.48%		10.19%	0.73%		9.78%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$112,988		$49,363	$83,933		$73,173	$88,954		$126,203
Net expenses(d)	0.90	%(e)	0.90%	0.93	%(f)	1.00%	1.04	%(g)	1.10%
Gross expenses	1.24	%(e)	1.30%	1.25%		1.20%	1.18%		1.13%
Net investment income	1.93	%(e)	1.69%	1.72%		2.00%	1.71%		1.30%
Portfolio turnover rate	45%		119%	107	%(h)	20%	11%		13%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective June 1, 2019, the expense limit decreased from 1.00% to 0.90%.
(g)	Effective July 1, 2017, the expense limit decreased from 1.10% to 1.00%.
(h)

The variation in the Fund’s turnover rate from the year ended January 31, 2019 to the year ended January 31, 2020 was primarily due to a change in the investment strategy of the Fund. Portfolio turnover is expected to remain higher as a result of the strategy change.

See accompanying notes to financial statements.

|  16

Notes to Financial Statements

July 31, 2021 (Unaudited)

1.  Organization.  Natixis Funds Trust IV (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. Information presented in this report pertains to AEW Global Focused Real Estate Fund (the “Fund”).

The Fund is a diversified investment company.

The Fund offers Class A, Class C, Class N and Class Y shares.

Class A shares are sold with a maximum front-end sales charge of 5.75%. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares for eight years (at which point they automatically convert to Class A shares) (prior to May 1, 2021, Class C shares automatically converted to Class A shares after ten years) and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the Fund’s prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”) and Natixis ETF Trust and Natixis ETF Trust II (“Natixis ETF Trusts”). Expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A and Class C), and transfer agent fees are borne collectively for Class A, Class C and Class Y and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund’s financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Fund’s financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the

17  |

Notes to Financial Statements (continued)

July 31, 2021 (Unaudited)

securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of July 31, 2021, securities held by the Fund were fair valued as follows:

Equity securities[1]	Percentage of Net Assets
$ 45,203,947	31.7%

[1]

Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on the trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified, and interest income is recorded on an accrual basis. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in dividends received from the Fund’s investments in real estate investment trusts (“REITs”) are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates for the period from February 1 through July 31, 2021 are included in the Statement of Operations. Estimates are based on the most recent REIT distribution information available. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class-specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation.  The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statement of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income, and may, if the Fund has net losses, reduce the amount of income available to be distributed by the Fund.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statement of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities.

The Fund may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Federal and Foreign Income Taxes.  The Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of the Fund’s tax positions for the open tax years as of July 31, 2021 and has concluded that no provisions for income tax are required. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Fund. However, management’s conclusions regarding tax positions taken may be subject to review

|  18

Notes to Financial Statements (continued)

July 31, 2021 (Unaudited)

and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

The Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statement of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statement of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statement of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statement of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statement of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to the Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statement of Assets and Liabilities and are recorded as a realized gain when received.

e.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. When the Fund identifies the character of distributions paid by REITs in the previous calendar year, certain distributions to Fund shareholders may be redesignated as capital gain distributions or, if in excess of taxable income, as a return of capital. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as distribution re-designations, foreign currency gains and losses, passive foreign investment company adjustments, capital gain distributions received and return of capital distributions received. Permanent book and tax basis differences relating to shareholder distributions, net investment income, and net realized gains will result in reclassifications to the capital accounts reported on the Statement of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, passive foreign investment company adjustments and wash sales. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Fund’s fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended January 31, 2021 was as follows:

2021 Distributions
Ordinary Income	Long-Term Capital Gains	Total
$1,844,382	$1,551,877	$3,396,259

Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statement of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.

As of January 31, 2021, capital loss carryforwards were as follows:

Capital loss carryforward:
Short-term:
No expiration date	$(4,018,468)
Long-term:
No expiration date	(1,507,627)

Total capital loss carryforward	$(5,526,095)

19  |

Notes to Financial Statements (continued)

July 31, 2021 (Unaudited)

As of July 31, 2021, the tax cost of investments and unrealized appreciation (depreciation) on a federal tax basis were as follows:

Federal tax cost	$128,931,627

Gross tax appreciation	$18,415,266
Gross tax depreciation	(737,999)

Net tax appreciation	$17,677,267

Amounts in the table above exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Adjustments may include, but are not limited to, wash sales.

f.  Repurchase Agreements.  The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of July 31, 2021, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statement of Assets and Liabilities for financial reporting purposes.

g.  Securities Lending.  The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent.

For the six months ended July 31, 2021, the Fund did not loan securities under this agreement.

h.  Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

|  20

Notes to Financial Statements (continued)

July 31, 2021 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2021, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$4,186,885	$—	$4,186,885
France	—	2,846,220	—	2,846,220
Germany	760,424	8,845,047	—	9,605,471
Hong Kong	1,588,063	4,812,136	—	6,400,199
Japan	2,659,883	10,393,242	—	13,053,125
Netherlands	—	294,738	—	294,738
Singapore	—	3,102,775	—	3,102,775
Spain	—	1,782,094	—	1,782,094
Sweden	3,039,824	1,192,754	—	4,232,578
United Kingdom	—	7,748,056	—	7,748,056
All Other Common Stocks(a)	88,964,837	—	—	88,964,837

Total Common Stocks	$97,013,031	$45,203,947	$—	$142,216,978

Short-Term Investments	—	4,391,916	—	4,391,916

Total	$97,013,031	$49,595,863	$—	$146,608,894

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

4.  Purchases and Sales of Securities.  For the six months ended July 31, 2021, purchases and sales of securities (excluding short-term investments) were $95,197,016 and $45,833,272, respectively.

5.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  AEW Capital Management, L.P. (“AEW”) serves as the investment adviser to the Fund. AEW is a wholly-owned subsidiary of Natixis Investment Managers, LLC, which is part of Natixis Investment Managers, an international asset management group based in Paris, France. Under the terms of the management agreement, the Fund pays a management fee at the annual rate of 0.75%, calculated daily and payable monthly, based on the Fund’s average daily net assets.

AEW has given a binding undertaking to the Fund to waive management fees and/or reimburse certain expenses to limit the Fund’s operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. This undertaking is in effect until May 31, 2022, may be terminated before then only with the consent of the Fund’s Board of Trustees, and is reevaluated on an annual basis. Management fees payable, as reflected on the Statement of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statement of Assets and Liabilities as receivable from investment adviser.

For the six months ended July 31, 2021, the expense limits as a percentage of average daily net assets under the expense limitation agreement were as follows:

Expense Limit as a Percentage of Average Daily Net Assets
Class A	Class C	Class N	Class Y
1.15%	1.90%	0.85%	0.90%

AEW shall be permitted to recover expenses borne under the expense limitation agreement (whether through waiver of management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below both (1) a class’ expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) a class’ current applicable expense limitation ratio, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

21  |

Notes to Financial Statements (continued)

July 31, 2021 (Unaudited)

For the six months ended July 31, 2021, the management fees and waiver of management fees for the Fund were as follows:

Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
			Gross	Net
$384,107	$175,903	$208,204	0.75%	0.41%

[1]	Management fee waiver is subject to possible recovery until January 31, 2023.

No expenses were recovered during the six months ended July 31, 2021 under the terms of the expense limitation agreement.

b.  Service and Distribution Fees.  Natixis Distribution, LLC (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis Investment Managers, LLC, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Fund.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund’s Class A shares (the “Class A Plan”) and a Distribution and Service Plan relating to the Fund’s Class C shares (the “Class C Plan”).

Under the Class A Plan, the Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class C Plan, the Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

Also under the Class C Plan, the Fund pays Natixis Distribution a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.

For the six months ended July 31, 2021, the service and distribution fees for the Fund were as follows:

Service Fees		Distribution Fees
Class A	Class C	Class C
$30,335	$741	$2,221

c.  Administrative Fees.  Natixis Advisors, LLC (“Natixis Advisors”) provides certain administrative services for the Fund and contracts with State Street Bank to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis Investment Managers, LLC. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trusts and Natixis Advisors, the Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts of $10 million, which is reevaluated on an annual basis.

For the six months ended July 31, 2021, the administrative fees were as follows:

Administrative Fees
$21,853

d.  Sub-Transfer Agent Fees.  Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Fund’s transfer agent. Accordingly, the Fund has agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Fund’s Board of Trustees, which is based on fees for similar services paid to the Fund’s transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended July 31, 2021, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statement of Operations) for the Fund were $44,845.

|  22

Notes to Financial Statements (continued)

July 31, 2021 (Unaudited)

As of July 31, 2021, the Fund owes Natixis Distribution $1,748 in reimbursements for sub-transfer agent fees (which are reflected in the Statement of Assets and Liabilities as payable to distributor).

Sub-transfer agent fees attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the six months ended July 31, 2021 amounted to $139.

f.  Trustees Fees and Expenses.  The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $369,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $199,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee, the chairperson of the Audit Committee and the chairperson of the Governance Committee each receive an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Fund until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, and are normally reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Fund under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

Certain officers and employees of Natixis Advisors and its affiliates are also officers and/or Trustees of the Trust.

g.  Reimbursement of Transfer Agent Fees and Expenses.  Natixis Advisors has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for the Fund’s Class N shares. This undertaking is in effect through May 31, 2022 and is not subject to recovery under the expense limitation agreement described above.

For the six months ended July 31, 2021, Natixis Advisors reimbursed the Fund $934 for transfer agency expenses related to Class N shares.

6.  Class-Specific Transfer Agent Fees and Expenses.  Transfer agent fees and expenses attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

For the six months ended July 31, 2021, the Fund incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Class A	Class C	Class N	Class Y
Transfer Agent Fees and Expenses	$15,300	$389	$934	$44,245

7.  Line of Credit.  The Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a $500,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $500,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and certain other legal fees in connection with the line of credit agreement, which are being amortized over a period of 364 days and are reflected in legal fees and/or miscellaneous expenses on the Statement of Operations. The unamortized balance is reflected as prepaid expenses on the Statement of Assets and Liabilities.

23  |

Notes to Financial Statements (continued)

July 31, 2021 (Unaudited)

Prior to April 8, 2021, the Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a $400,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit.

For the six months ended July 31, 2021, the Fund had no borrowings under this agreement.

8.  Risk.  The Fund concentrates its investments in real estate securities, including REITs. A fund with a concentrated portfolio is vulnerable to the risks of the industry in which it invests and is subject to greater risks and market fluctuations than funds investing in a broader range of industries. Real estate securities are susceptible to the risks associated with direct ownership of real estate such as declining property values, increases in property taxes, operating expenses, interest rates or competition, zoning changes and losses from casualty and condemnation.

The Fund’s investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

Global markets have experienced periods of high volatility triggered by the Covid-19 pandemic. The impact of this pandemic and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Such effects could impair the Fund’s ability to maintain operational standards, disrupt the operations of the Fund’s service providers, adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.

9.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of July 31, 2021, based on management’s evaluation of the shareholder account base, the Fund had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Number of 5% Account Holders	Percentage of Ownership
2	45.79%

Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Fund does not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

|  24

Notes to Financial Statements (continued)

July 31, 2021 (Unaudited)

10.  Capital Shares.  The Fund may issue an unlimited number of shares of beneficial interest without par value. Transactions in capital shares were as follows:

	Six Months Ended July 31, 2021		Year Ended January 31, 2021
	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	120,326	$1,677,733	232,954	$2,777,090
Issued in connection with the reinvestment of distributions	29,615	395,287	74,415	795,812
Redeemed	(259,112)	(3,580,882)	(874,660)	(10,653,558)

Net change	(109,171)	$(1,507,862)	(567,291)	$(7,080,656)

Class C
Issued from the sale of shares	806	$11,170	7,610	$91,522
Issued in connection with the reinvestment of distributions	695	9,184	1,853	19,462
Redeemed	(20,850)	(296,489)	(55,421)	(637,394)

Net change	(19,349)	$(276,135)	(45,958)	$(526,410)

Class N
Issued from the sale of shares	28,420	$354,158	113,790	$1,210,785
Issued in connection with the reinvestment of distributions	4,913	59,738	10,445	103,053
Redeemed	(37,444)	(481,739)	(670,111)	(8,514,979)

Net change	(4,111)	$(67,843)	(545,876)	$(7,201,141)

Class Y
Issued from the sale of shares	5,309,679	$68,803,714	2,147,833	$22,067,789
Issued in connection with the reinvestment of distributions	98,790	1,212,524	244,026	2,363,363
Redeemed	(1,485,971)	(19,371,579)	(4,504,542)	(48,388,634)

Net change	3,922,498	$50,644,659	(2,112,683)	$(23,957,482)

Increase (decrease) from capital share transactions	3,789,867	$48,792,819	(3,271,808)	$(38,765,689)

25  |

Semiannual Report

July 31, 2021

Natixis Sustainable Future 2015 Fund®

Natixis Sustainable Future 2020 Fund®

Natixis Sustainable Future 2025 Fund®

Natixis Sustainable Future 2030 Fund®

Natixis Sustainable Future 2035 Fund®

Natixis Sustainable Future 2040 Fund®

Natixis Sustainable Future 2045 Fund®

Natixis Sustainable Future 2050 Fund®

Natixis Sustainable Future 2055 Fund®

Natixis Sustainable Future 2060 Fund®

NATIXIS SUSTAINABLE FUTURE FUNDS®

Managers	Symbols

Natixis Advisors, LLC*

AIA U.S. Large Cap Value ESG Segment

AIA U.S. Small/Mid Cap ESG Segment

AIA International Developed Markets Equity ESG Segment

Natixis Investment Managers Solutions, a division of Natixis Advisors, LLC

Harris Associates Large Cap Value Segment

Harris Associates L.P.**

Loomis Sayles All Cap Growth Segment

Loomis Sayles Core Fixed Income Segment

Loomis Sayles Inflation Protected Securities Fund***

Loomis Sayles Limited Term Government and Agency Fund***

Loomis, Sayles & Company, L.P.**

Mirova US Climate Ambition Equity Segment

Mirova Global Green Bond Fund***

Mirova International Sustainable Equity Fund***

Mirova US LLC**

WCM Focused International Growth Fund

WCM Focused Emerging Markets Fund

WCM Investment Management

2015 Fund    Class N    NSFBX

2020 Fund    Class N    NSFDX

2025 Fund    Class N    NSFEX

2030 Fund    Class N    NSFFX

2035 Fund    Class N    NSFGX

2040 Fund    Class N    NSFHX

2045 Fund    Class N    NSFJX

2050 Fund    Class N    NSFKX

2055 Fund    Class N    NSFLX

2060 Fund    Class N    NSFMX

*

Natixis Advisors, LLC is responsible for determining each Fund’s available underlying funds and separately managed segments, determining each Fund’s glide path and target allocations and supervising the activities of each Fund’s subadvisers.

**	Subadviser

***	Affiliated mutual fund

Investment Goal

Each Fund seeks the highest total return consistent with its current asset allocation.

NATIXIS SUSTAINABLE FUTURE 2015 FUND

Average Annual Total Returns — July 31, 20212

				Expense Ratios[3]

	6 Months	1 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	7.75%	16.78%	10.00%	2.87%	0.55%

Comparative Performance
S&P Target Date 2015® Index[1]	6.16	13.85	8.00

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. See notes to tables on page 4.

1  |

NATIXIS SUSTAINABLE FUTURE 2020 FUND

Average Annual Total Returns — July 31, 20212

				Expense Ratios[3]

	6 Months	1 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	9.24%	20.22%	11.07%	3.66%	0.55%

Comparative Performance
S&P Target Date 2020® Index[1]	6.60	15.00	8.42

NATIXIS SUSTAINABLE FUTURE 2025 FUND

Average Annual Total Returns — July 31, 20212

				Expense Ratios[3]

	6 Months	1 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	9.75%	21.60%	11.52%	2.80%	0.56%

Comparative Performance
S&P Target Date 2025® Index[1]	8.06	18.71	9.44

NATIXIS SUSTAINABLE FUTURE 2030 FUND

Average Annual Total Returns — July 31, 20212

				Expense Ratios[3]

	6 Months	1 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	11.21%	25.51%	12.69%	2.68%	0.57%

Comparative Performance
S&P Target Date 2030® Index[1]	9.41	22.21	10.35

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. See notes to tables on page 4.

|  2

NATIXIS SUSTAINABLE FUTURE FUNDS®

NATIXIS SUSTAINABLE FUTURE 2035 FUND

Average Annual Total Returns — July 31, 20212

				Expense Ratios[3]

	6 Months	1 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	12.72%	29.35%	13.71%	2.85%	0.58%

Comparative Performance
S&P Target Date 2035® Index[1]	10.94	26.21	11.30

NATIXIS SUSTAINABLE FUTURE 2040 FUND

Average Annual Total Returns — July 31, 20212

				Expense Ratios[3]

	6 Months	1 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	13.36%	31.26%	14.37%	3.18%	0.59%

Comparative Performance
S&P Target Date 2040® Index[1]	11.96	29.01	11.96

NATIXIS SUSTAINABLE FUTURE 2045 FUND

Average Annual Total Returns — July 31, 20212

				Expense Ratios[3]

	6 Months	1 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	14.51%	33.57%	14.98%	3.42%	0.59%

Comparative Performance
S&P Target Date 2045® Index[1]	12.58	30.68	12.32

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. See notes to tables on page 4.

3  |

NATIXIS SUSTAINABLE FUTURE 2050 FUND

Average Annual Total Returns — July 31, 20212

				Expense Ratios[3]

	6 Months	1 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	14.75%	34.49%	15.22%	3.79%	0.60%

Comparative Performance
S&P Target Date 2050® Index[1]	12.88	31.58	12.54

NATIXIS SUSTAINABLE FUTURE 2055 FUND

Average Annual Total Returns — July 31, 20212

				Expense Ratios[3]

	6 Months	1 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	14.71%	34.17%	15.10%	4.27%	0.60%

Comparative Performance
S&P Target Date 2055® Index[1]	13.05	32.00	12.63

NATIXIS SUSTAINABLE FUTURE 2060 FUND

Average Annual Total Returns — July 31, 20212

				Expense Ratios[3]

	6 Months	1 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	15.10%	35.69%	15.44%	5.05%	0.60%

Comparative Performance
S&P Target Date 2060+® Index	12.93	31.87	12.78

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]

The S&P Target Date® Index Series consists of multi-asset class indices, each corresponding to a specific target retirement date. The asset allocation for each index is determined through an annual survey of target date fund groups with a minimum asset threshold of $100 million. The various asset class exposures of the Indices may include equities, fixed income, REITs, and commodities depending on the allocations reported in the survey. Index returns are calculated daily.

[2]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[3]

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report and include the expenses of the underlying funds in which the Fund invests. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 5/31/22. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 5 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the Natixis Funds’ website at im.natixis.com; and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. Information regarding how the Natixis Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Natixis Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The Natixis Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. First and third quarter schedules of portfolio holdings are also available at im.natixis.com/funddocuments. A hard copy may be requested from the Fund at no charge by calling 800-225-5478.

5  |

UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Fund’s prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from February 1, 2021 through July 31, 2021. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table of each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

NATIXIS SUSTAINABLE FUTURE 2015 FUND	BEGINNING ACCOUNT VALUE 2/1/2021	ENDING ACCOUNT VALUE 7/31/2021	EXPENSES PAID DURING PERIOD* 2/1/2021 – 7/31/2021
Class N
Actual	$1,000.00	$1,077.50	$1.44
Hypothetical (5% return before expenses)	$1,000.00	$1,023.41	$1.40

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.28%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

NATIXIS SUSTAINABLE FUTURE 2020 FUND	BEGINNING ACCOUNT VALUE 2/1/2021	ENDING ACCOUNT VALUE 7/31/2021	EXPENSES PAID DURING PERIOD* 2/1/2021 – 7/31/2021
Class N
Actual	$1,000.00	$1,092.40	$1.50
Hypothetical (5% return before expenses)	$1,000.00	$1,023.36	$1.45

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.29%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

NATIXIS SUSTAINABLE FUTURE 2025 FUND	BEGINNING ACCOUNT VALUE 2/1/2021	ENDING ACCOUNT VALUE 7/31/2021	EXPENSES PAID DURING PERIOD* 2/1/2021 – 7/31/2021
Class N
Actual	$1,000.00	$1,097.50	$1.56
Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	$1.51

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.30%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

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NATIXIS SUSTAINABLE FUTURE 2030 FUND	BEGINNING ACCOUNT VALUE 2/1/2021	ENDING ACCOUNT VALUE 7/31/2021	EXPENSES PAID DURING PERIOD* 2/1/2021 – 7/31/2021
Class N
Actual	$1,000.00	$1,112.10	$1.62
Hypothetical (5% return before expenses)	$1,000.00	$1,023.26	$1.56

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.31%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

NATIXIS SUSTAINABLE FUTURE 2035 FUND	BEGINNING ACCOUNT VALUE 2/1/2021	ENDING ACCOUNT VALUE 7/31/2021	EXPENSES PAID DURING PERIOD* 2/1/2021 – 7/31/2021
Class N
Actual	$1,000.00	$1,127.20	$1.69
Hypothetical (5% return before expenses)	$1,000.00	$1,023.21	$1.61

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.32%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

NATIXIS SUSTAINABLE FUTURE 2040 FUND	BEGINNING ACCOUNT VALUE 2/1/2021	ENDING ACCOUNT VALUE 7/31/2021	EXPENSES PAID DURING PERIOD* 2/1/2021 – 7/31/2021
Class N
Actual	$1,000.00	$1,133.60	$1.69
Hypothetical (5% return before expenses)	$1,000.00	$1,023.21	$1.61

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.32%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

NATIXIS SUSTAINABLE FUTURE 2045 FUND	BEGINNING ACCOUNT VALUE 2/1/2021	ENDING ACCOUNT VALUE 7/31/2021	EXPENSES PAID DURING PERIOD* 2/1/2021 – 7/31/2021
Class N
Actual	$1,000.00	$1,145.10	$1.65
Hypothetical (5% return before expenses)	$1,000.00	$1,023.26	$1.56

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.31%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

NATIXIS SUSTAINABLE FUTURE 2050 FUND	BEGINNING ACCOUNT VALUE 2/1/2021	ENDING ACCOUNT VALUE 7/31/2021	EXPENSES PAID DURING PERIOD* 2/1/2021 – 7/31/2021
Class N
Actual	$1,000.00	$1,147.50	$1.76
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	$1.66

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.33%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

7  |

NATIXIS SUSTAINABLE FUTURE 2055 FUND	BEGINNING ACCOUNT VALUE 2/1/2021	ENDING ACCOUNT VALUE 7/31/2021	EXPENSES PAID DURING PERIOD* 2/1/2021 – 7/31/2021
Class N
Actual	$1,000.00	$1,147.10	$1.70
Hypothetical (5% return before expenses)	$1,000.00	$1,023.21	$1.61

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.32%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

NATIXIS SUSTAINABLE FUTURE 2060 FUND	BEGINNING ACCOUNT VALUE 2/1/2021	ENDING ACCOUNT VALUE 7/31/2021	EXPENSES PAID DURING PERIOD* 2/1/2021 – 7/31/2021
Class N
Actual	$1,000.00	$1,151.00	$1.71
Hypothetical (5% return before expenses)	$1,000.00	$1,023.21	$1.61

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.32%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

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BOARD APPROVAL OF THE EXISTING ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of the Trust (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory and sub-advisory agreements (collectively, the “Agreements”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. This meeting typically includes all the Independent Trustees, including the Trustees who do not serve on the Contract Review Committee. After the Contract Review Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements at its June Board Meeting.

In connection with these meetings, the Trustees receive materials that the Funds’ investment adviser and sub-advisers (collectively, the “Advisers”), believe to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory and sub-advisory fees and other expenses, including information comparing the Funds’ advisory and sub-advisory fees to the fees charged to institutional accounts with similar strategies managed by the Advisers, if any, and to those of peer groups of funds and information about any applicable expense limitations and/or fee “breakpoints,” (iii) sales and redemption data in respect of the Funds, (iv) information about the profitability of the Agreements to the Advisers and (v) information obtained through the completion by the Advisers of a questionnaire distributed on behalf of the Trustees. The Board, including the Independent Trustees, also considers other matters such as (i) each Fund’s investment objective and strategies and the size, education and experience of each Adviser’s investment staff and its use of technology, external research and trading cost measurement tools, (ii) arrangements in respect of the distribution of the Funds’ shares and the related costs, (iii) the allocation of the Funds’ brokerage, if any, including, if applicable, allocations to brokers affiliated with the Adviser and the use of “soft” commission dollars to pay Fund expenses and to pay for research and other similar services, (iv) each Adviser’s policies and procedures relating to, among other things, compliance, trading and best execution, proxy voting, liquidity and valuation, (v) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (vi) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Advisers.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance and the fees charged to the Funds for advisory and other services. This information generally includes, among other things, an internal performance rating for each Fund based on agreed-upon criteria, total return information for various periods, and third-party performance rankings for various periods comparing a Fund against similarly categorized funds. The portfolio management team for each Fund or other representatives of the Advisers make periodic presentations to the Contract Review Committee and/or the full Board, and Funds identified as presenting possible performance concerns may be subject to more frequent Board presentations and reviews. In addition, the Trustees are periodically provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings, both at the Board and at the Committee level.

The Board most recently approved the continuation of the Agreements for a one-year period at its meeting held in June 2021. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.

The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Advisers and their affiliates to the Funds and the resources dedicated to the Funds by the Advisers and the Advisers’ affiliates. The Trustees also considered their experience with other funds advised or sub-advised by the Advisers as well as the affiliation between the Advisers and Natixis Investment Managers, LLC, whose affiliates provide investment advisory services to other funds in the Natixis family of funds. The Trustees further considered that, effective December 31, 2020, the Funds’ investment adviser terminated the sub-advisory agreements with Wilshire Associates Incorporated (“Wilshire”) and assumed responsibility for managing the Funds’ “glide paths” and providing investment allocation services.

The Trustees considered not only the advisory and sub-advisory services provided by the Advisers to the Funds, but also the benefits to the Funds from the monitoring and oversight services provided by Natixis Advisors, LLC (“Natixis Advisors”). They also considered the administrative and shareholder services provided by Natixis Advisors and its affiliates to the Funds. They also took into consideration increases in the services provided resulting from new regulatory requirements.

The Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

9  |

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.

Investment performance of the Funds and the Advisers. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information that compared the performance of the Funds to the performance of peer groups and categories of funds and the Funds’ performance benchmarks. In addition, the Trustees reviewed data prepared by an independent third party that analyzed the performance of the Funds using a variety of performance metrics, including metrics that measured the performance of the Funds on a risk adjusted basis.

The Board noted that, through December 31, 2020, each Fund’s one- and three-year performance, stated as percentile rankings within categories selected by the independent third-party data provider, was as follows (where the best performance would be in the first percentile of its category):

	One-Year	Three-Year
Natixis Sustainable Future 2015 Fund	5%	1%
Natixis Sustainable Future 2020 Fund	3%	1%
Natixis Sustainable Future 2025 Fund	19%	3%
Natixis Sustainable Future 2030 Fund	12%	5%
Natixis Sustainable Future 2035 Fund	32%	7%
Natixis Sustainable Future 2040 Fund	25%	11%
Natixis Sustainable Future 2045 Fund	30%	7%
Natixis Sustainable Future 2050 Fund	23%	7%
Natixis Sustainable Future 2055 Fund	34%	12%
Natixis Sustainable Future 2060 Fund	29%	3%

The Trustees also considered the Advisers’ performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Advisers to Trustee concerns about performance and the willingness of the Advisers to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Advisers and/or other relevant factors supported the renewal of the Agreements.

The costs of the services to be provided and profits to be realized by the Advisers and their affiliates from their respective relationships with each Fund. The Trustees considered the fees charged to the Funds for advisory, sub-advisory and administrative services, as well as the total expense levels of the Funds. This information included comparisons (provided both by management and also by an independent third-party) of the Funds’ advisory and sub-advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Advisers to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets, the greater regulatory costs associated with the management of such assets, and the entrepreneurial, regulatory and other risks associated with sponsoring and managing mutual funds. In evaluating each Fund’s advisory and sub-advisory fees, the Trustees also took into account the demands, complexity, and quality of the investment management of each Fund and the need for the Advisers to offer competitive compensation and the potential need to expend additional resources to the extent the Funds grow in size. The Trustees considered that over the past several years, management had demonstrated its intention to have competitive fee levels by making recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense limitations for various funds in the fund family. They noted that each Fund has an expense limitation in place, and they considered the amounts waived or reimbursed by Natixis Advisors for each Fund under their respective expense limitation agreements.

The Trustees noted that each Fund had an advisory fee rate that was above the median of a peer group of funds. In this regard, the Trustees considered that the advisory fee structure and underlying constituents of each Fund is unique in that the advisory fee paid by each Fund varies based on its asset size and its allocations to the sub-advisers. They also noted that each Fund’s portfolio consists of underlying investments in both affiliated funds and separately managed segments. The Trustees considered that a comparison to the peer group is challenging as the majority of target-date peers utilize an affiliated fund-of-funds structure, charging little to no advisory fee at the target-date fund level. The Trustees considered that the Funds’ sub-advisory fees with respect to the Loomis Sayles Core Fixed Income segment were reduced effective October 30, 2020 and that the Funds’ sub-advisory agreements with Wilshire were terminated effective December 31, 2020. The Trustees noted that these changes reduced the Funds’ advisory fees, but these reductions were not fully reflected in the comparative data.

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The Trustees also considered the compensation directly or indirectly received by the Advisers and their affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Advisers’ and their affiliates’ relationships with the Funds, and information about how expenses are determined and allocated for purposes of profitability calculations. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the Funds, the expense levels of the Funds, whether the Advisers had implemented breakpoints and/or expense limitations with respect to such Funds and the overall profit margin of Natixis Investment Managers, LLC compared to that of certain other investment managers for which such data was available.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory and sub-advisory fees and expenses charged to each Fund were fair and reasonable, and that the costs of these services generally and the related profitability of the Advisers and their affiliates in respect of their relationship with the Funds supported the renewal of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Advisers and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense limitations. The Trustees also considered management’s explanation of the factors that are taken into account with respect to the implementation of breakpoints in investment advisory fees or expense limitations. With respect to economies of scale, the Trustees noted that each of the Funds was subject to an expense limitation. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and on a relative basis) and the profitability to the Advisers and their affiliates of their relationships with the Funds, as discussed above. They also considered that because of their relatively small size, the Funds did not have significant economies of scale.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.

The Trustees also considered other factors, which included but were not limited to the following:

•

The effect of recent market and economic events, including but not limited to the Covid-19 crisis and its significant disruptions to the economy and business operations, on the performance, asset levels and expense ratios of each Fund.

•

Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Funds and the Advisers. They also considered the compliance-related resources the Advisers and their affiliates were providing to the Funds.

•

So-called “fallout benefits” to the Advisers, such as the engagement of affiliates of the Advisers to provide distribution, administrative and brokerage services to the Funds, and the benefits of research made available to the Advisers by reason of brokerage commissions (if any) generated by the Funds’ securities transactions. The Trustees also considered the benefits to the parent company of Natixis Advisors from the retention of the Advisers. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

•	The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

•	The benefit to the Advisers and Natixis Advisors of being able to offer a suite of target date funds with environmental, social and governance-related investment strategies.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing Agreements should be continued through June 30, 2022.

11  |

LIQUIDITY RISK MANAGEMENT PROGRAM

Annual Report for the Period Commencing on January 1, 2020 and ending December 31, 2020 (including updates through July 31, 2021)

Effective December 1, 2018, the Funds adopted a liquidity risk management program (the “Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Rule”). The Rule requires registered open-end funds, including mutual funds and exchange-traded funds to establish liquidity risk management programs in order to effectively manage fund liquidity and mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.

The rule requires the Funds to assess, manage and review their liquidity risk considering applicable factors during normal and foreseeable stressed conditions. In fulfilling this requirement, each Fund assesses and reviews (where applicable and amongst other matters) its investment strategy, portfolio holdings, possible investment concentrations, use of derivatives, short-term and long-term cash flow projections, use of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Each Program has established a Program Administrator (“Administrator”) which is the adviser or sub-adviser of the Fund.

In accordance with the Program, the Funds’ portfolio investments are classified into one of four liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

Each Fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. If a Fund does not hold a majority of highly liquid investments in its portfolio, then the Fund is required to establish a highly liquid investment minimum (“HLIM”). None of the Funds has established an HLIM.

During the period from January 1, 2020 to December 31, 2020, there were no material changes to the Programs and no material events that impacted the operation of the Funds’ Programs. During the period, the Funds held sufficient liquid assets to meet redemptions on a timely basis and did not have any illiquid security violations.

During the period January 1, 2021 through July 31, 2021, the Funds held sufficient liquid assets to meet redemptions on a timely basis and did not have any illiquid security violations.

Annual Program Assessment and Conclusion

In the opinion of the Program Administrators, the Program of each Fund approved by the Funds’ Board is operating effectively. The Program Administrators have also monitored, assessed and managed each Fund’s liquidity risk regularly throughout the period.

Pursuant to the Rule’s requirements, the Board has received and reviewed a written report prepared by each Fund’s Program Administrator that addressed the operation of the Programs, assessed their adequacy and effectiveness and described any material changes made to the Programs.

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Portfolio of Investments – as of July 31, 2021 (Unaudited)

Natixis Sustainable Future 2015 Fund

Shares	Description	Value (†)
Common Stocks — 28.6% of Net Assets
	Aerospace & Defense — 0.5%
7	Axon Enterprise, Inc.(a)	$1,302
51	Boeing Co. (The)(a)	11,550
21	General Dynamics Corp.	4,117
1	L3Harris Technologies, Inc.	227
11	Moog, Inc., Class A	856
27	Raytheon Technologies Corp.	2,348

		20,400

	Air Freight & Logistics — 0.2%
46	Expeditors International of Washington, Inc.	5,899
13	United Parcel Service, Inc., Class B	2,488

		8,387

	Airlines — 0.1%
5	Alaska Air Group, Inc.(a)	290
29	Delta Air Lines, Inc.(a)	1,157
122	JetBlue Airways Corp.(a)	1,805

		3,252

	Auto Components — 0.1%
3	Aptiv PLC(a)	501
6	BorgWarner, Inc.	294
82	Dana, Inc.	1,981
10	Visteon Corp.(a)	1,140

		3,916

	Automobiles — 0.2%
128	General Motors Co.(a)	7,275
11	Thor Industries, Inc.	1,302

		8,577

	Banks — 1.4%
58	Ameris Bancorp	2,819
52	Bancorp, Inc. (The)(a)	1,215
57	BancorpSouth Bank	1,471
230	Bank of America Corp.	8,823
129	Citigroup, Inc.	8,723
49	Citizens Financial Group, Inc.	2,066
3	Comerica, Inc.	206
27	Cullen/Frost Bankers, Inc.	2,898
20	Fifth Third Bancorp	726
100	Fulton Financial Corp.	1,532
32	Huntington Bancshares, Inc.	451
50	International Bancshares Corp.	1,954
70	KeyCorp	1,376
4	M&T Bank Corp.	535
78	People’s United Financial, Inc.	1,225
27	PNC Financial Services Group, Inc. (The)	4,925
82	Regions Financial Corp.	1,578
88	Truist Financial Corp.	4,790
78	Trustmark Corp.	2,341
41	U.S. Bancorp	2,277
46	Webster Financial Corp.	2,213
131	Wells Fargo & Co.	6,018
20	Wintrust Financial Corp.	1,428

		61,590

	Beverages — 0.8%
65	Coca-Cola Co. (The)	3,707
28	Constellation Brands, Inc., Class A	6,282
272	Keurig Dr Pepper, Inc.	9,577
132	Monster Beverage Corp.(a)	12,450
23	PepsiCo, Inc.	3,610

		35,626

	Biotechnology — 0.9%
16	AbbVie, Inc.	1,861
42	Alnylam Pharmaceuticals, Inc.(a)	7,515
15	Amgen, Inc.	3,623
4	Biogen, Inc.(a)	1,307
36	BioMarin Pharmaceutical, Inc.(a)	2,762
39	CRISPR Therapeutics AG(a)	4,720
11	Gilead Sciences, Inc.	751
7	Ligand Pharmaceuticals, Inc.(a)	795
28	Regeneron Pharmaceuticals, Inc.(a)	16,089

		39,423

	Building Products — 0.2%
7	Carlisle Cos., Inc.	1,416
12	Carrier Global Corp.	663
11	Johnson Controls International PLC	786
7	Lennox International, Inc.	2,306
24	Owens Corning	2,308
16	Trex Co., Inc.(a)	1,553

		9,032

	Capital Markets — 2.0%
3	Ameriprise Financial, Inc.	773
218	Bank of New York Mellon Corp. (The)	11,190
3	BlackRock, Inc.	2,602
132	Charles Schwab Corp. (The)	8,969
5	CME Group, Inc.	1,061
18	FactSet Research Systems, Inc.	6,431
22	Franklin Resources, Inc.	650
21	Goldman Sachs Group, Inc. (The)	7,872
35	Intercontinental Exchange, Inc.	4,194
13	Invesco Ltd.	317
40	Janus Henderson Group PLC	1,674
62	KKR & Co., Inc.	3,953
9	Moody’s Corp.	3,384
9	Morgan Stanley	864
9	MSCI, Inc.	5,364
43	Northern Trust Corp.	4,853
13	S&P Global, Inc.	5,573
73	SEI Investments Co.	4,438
139	State Street Corp.	12,112
2	T. Rowe Price Group, Inc.	408
9	Virtus Investment Partners, Inc.	2,485

		89,167

	Chemicals — 0.3%
3	Air Products & Chemicals, Inc.	873
9	DuPont de Nemours, Inc.	675
3	Ecolab, Inc.	662
21	HB Fuller Co.	1,357
15	Innospec, Inc.	1,327
16	Linde PLC	4,918
18	Minerals Technologies, Inc.	1,444
3	PPG Industries, Inc.	491
3	Sherwin-Williams Co. (The)	873
10	Stepan Co.	1,180

		13,800

	Commercial Services & Supplies — 0.1%
18	Healthcare Services Group, Inc.	470
10	MSA Safety, Inc.	1,645
3	Republic Services, Inc.	355
16	Tetra Tech, Inc.	2,136
23	Viad Corp.(a)	1,054
6	Waste Management, Inc.	890

		6,550

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of July 31, 2021 (Unaudited)

Natixis Sustainable Future 2015 Fund – (continued)

Shares	Description	Value (†)
	Communications Equipment — 0.3%
11	Arista Networks, Inc.(a)	$4,184
27	Ciena Corp.(a)	1,570
146	Cisco Systems, Inc.	8,084
3	F5 Networks, Inc.(a)	619
15	Lumentum Holdings, Inc.(a)	1,260

		15,717

	Construction & Engineering — 0.1%
48	AECOM(a)	3,022

	Consumer Finance — 0.8%
238	Ally Financial, Inc.	12,224
54	American Express Co.	9,209
78	Capital One Financial Corp.	12,612
15	Green Dot Corp., Class A(a)	691
12	PROG Holdings, Inc.	525

		35,261

	Containers & Packaging — 0.1%
21	Ball Corp.	1,699
16	International Paper Co.	924

		2,623

	Distributors — 0.0%
13	Genuine Parts Co.	1,650

	Diversified Telecommunication Services — 0.1%
68	AT&T, Inc.	1,908
354	Lumen Technologies, Inc.	4,414

		6,322

	Electric Utilities — 0.3%
40	American Electric Power Co., Inc.	3,525
64	Edison International	3,488
11	Eversource Energy	949
15	IDACORP, Inc.	1,582
60	NextEra Energy, Inc.	4,674
17	PPL Corp.	482

		14,700

	Electrical Equipment — 0.2%
5	Acuity Brands, Inc.	877
15	Eaton Corp. PLC	2,371
9	Hubbell, Inc.	1,804
87	Plug Power, Inc.(a)	2,373
9	Rockwell Automation, Inc.	2,767
16	Sunrun, Inc.(a)	847

		11,039

	Electronic Equipment, Instruments & Components — 0.4%
8	Amphenol Corp., Class A	580
28	Avnet, Inc.	1,157
27	Cognex Corp.	2,441
6	Coherent, Inc.(a)	1,476
15	Corning, Inc.	628
39	Itron, Inc.(a)	3,846
5	Littelfuse, Inc.	1,330
5	Rogers Corp.(a)	953
38	TE Connectivity Ltd.	5,604
51	Vishay Intertechnology, Inc.	1,128

		19,143

	Energy Equipment & Services — 0.2%
217	Archrock, Inc.	1,868
36	Baker Hughes Co.	765
63	ChampionX Corp.(a)	1,464
35	NOV, Inc.(a)	483
180	Schlumberger NV	5,190

		9,770

	Entertainment — 0.6%
12	Activision Blizzard, Inc.	1,004
29	Cinemark Holdings, Inc.(a)	450
22	Electronic Arts, Inc.	3,167
14	Netflix, Inc.(a)	7,246
83	Walt Disney Co. (The)(a)	14,610

		26,477

	Food & Staples Retailing — 0.1%
22	BJ’s Wholesale Club Holdings, Inc.(a)	1,114
1	Costco Wholesale Corp.	430
24	Kroger Co. (The)	977
69	SpartanNash Co.	1,342
5	Sysco Corp.	371
21	Walgreens Boots Alliance, Inc.	990

		5,224

	Food Products — 0.2%
24	Campbell Soup Co.	1,049
8	Conagra Brands, Inc.	268
27	Darling Ingredients, Inc.(a)	1,865
18	General Mills, Inc.	1,060
29	Hain Celestial Group, Inc. (The)(a)	1,157
24	Hormel Foods Corp.	1,113
15	Ingredion, Inc.	1,317
4	J.M. Smucker Co. (The)	524
11	Kellogg Co.	697
4	McCormick & Co., Inc.	337

		9,387

	Gas Utilities — 0.1%
28	New Jersey Resources Corp.	1,079
16	ONE Gas, Inc.	1,180
31	South Jersey Industries, Inc.	780
36	UGI Corp.	1,656

		4,695

	Health Care Equipment & Supplies — 0.6%
17	Abbott Laboratories	2,057
3	Baxter International, Inc.	232
2	Becton Dickinson & Co.	512
17	Boston Scientific Corp.(a)	775
2	Cooper Cos., Inc. (The)	844
6	Danaher Corp.	1,785
6	DENTSPLY SIRONA, Inc.	396
18	Edwards Lifesciences Corp.(a)	2,021
15	Globus Medical, Inc., Class A(a)	1,248
8	Haemonetics Corp.(a)	486
15	Hill-Rom Holdings, Inc.	2,077
8	Hologic, Inc.(a)	600
4	Intuitive Surgical, Inc.(a)	3,966
14	Medtronic PLC	1,838
35	Meridian Bioscience, Inc.(a)	717
11	Merit Medical Systems, Inc.(a)	771
7	Penumbra, Inc.(a)	1,864
5	Quidel Corp.(a)	707
7	STAAR Surgical Co.(a)	895
2	STERIS PLC	436
4	Stryker Corp.	1,084

		25,311

	Health Care Providers & Services — 1.1%
5	Amedisys, Inc.(a)	1,303
7	Anthem, Inc.	2,688
47	Centene Corp.(a)	3,225
4	Chemed Corp.	1,904
10	Cigna Corp.	2,295

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of July 31, 2021 (Unaudited)

Natixis Sustainable Future 2015 Fund – (continued)

Shares	Description	Value (†)
	Health Care Providers & Services — continued
57	CVS Health Corp.	$4,694
13	Encompass Health Corp.	1,082
47	HCA Healthcare, Inc.	11,665
9	Henry Schein, Inc.(a)	721
19	Humana, Inc.	8,091
7	Laboratory Corp. of America Holdings(a)	2,073
59	MEDNAX, Inc.(a)	1,718
29	Patterson Cos., Inc.	903
12	Quest Diagnostics, Inc.	1,702
39	Select Medical Holdings Corp.	1,539
8	UnitedHealth Group, Inc.	3,298

		48,901

	Health Care Technology — 0.1%
92	Allscripts Healthcare Solutions, Inc.(a)	1,571
45	Cerner Corp.	3,618

		5,189

	Hotels, Restaurants & Leisure — 0.9%
3	Booking Holdings, Inc.(a)	6,535
1	Chipotle Mexican Grill, Inc.(a)	1,863
3	Expedia Group, Inc.(a)	483
48	Hilton Worldwide Holdings, Inc.(a)	6,310
17	Jack in the Box, Inc.	1,851
6	McDonald’s Corp.	1,456
7	Royal Caribbean Cruises Ltd.(a)	538
19	Shake Shack, Inc., Class A(a)	1,910
28	Six Flags Entertainment Corp.(a)	1,163
69	Starbucks Corp.	8,379
54	Wendy’s Co. (The)	1,253
74	Yum China Holdings, Inc.	4,602
22	Yum! Brands, Inc.	2,891

		39,234

	Household Durables — 0.2%
45	KB Home	1,910
32	Meritage Homes Corp.(a)	3,474
61	Taylor Morrison Home Corp.(a)	1,636

		7,020

	Household Products — 0.3%
2	Clorox Co. (The)	362
70	Colgate-Palmolive Co.	5,565
39	Kimberly-Clark Corp.	5,293

		11,220

	Independent Power & Renewable Electricity Producers — 0.2%
34	AES Corp. (The)	806
52	NextEra Energy Partners LP	4,032
23	Ormat Technologies, Inc.	1,604
34	Sunnova Energy International, Inc.(a)	1,295

		7,737

	Industrial Conglomerates — 0.1%
448	General Electric Co.	5,802
2	Honeywell International, Inc.	467

		6,269

	Insurance — 0.8%
11	Aflac, Inc.	605
13	Allstate Corp. (The)	1,691
135	American International Group, Inc.	6,392
23	Chubb Ltd.	3,881
25	First American Financial Corp.	1,683
9	Hanover Insurance Group, Inc. (The)	1,223
44	Hartford Financial Services Group, Inc. (The)	2,799
5	Lincoln National Corp.	308
	Insurance — continued
15	Marsh & McLennan Cos., Inc.	2,208
90	MetLife, Inc.	5,193
21	Prudential Financial, Inc.	2,106
66	Reinsurance Group of America, Inc.	7,272
10	Travelers Cos., Inc. (The)	1,489

		36,850

	Interactive Media & Services — 1.6%
8	Alphabet, Inc., Class A(a)	21,556
9	Alphabet, Inc., Class C(a)	24,340
81	Facebook, Inc., Class A(a)	28,860

		74,756

	Internet & Direct Marketing Retail — 1.0%
61	Alibaba Group Holding Ltd., Sponsored ADR(a)	11,907
6	Amazon.com, Inc.(a)	19,965
174	eBay, Inc.	11,869
3	Etsy, Inc.(a)	550
188	Qurate Retail, Inc., Class A	2,230

		46,521

	IT Services — 1.7%
17	Accenture PLC, Class A	5,401
35	Akamai Technologies, Inc.(a)	4,197
43	Automatic Data Processing, Inc.	9,014
17	Cognizant Technology Solutions Corp., Class A	1,250
177	DXC Technology Co.(a)	7,076
59	Fiserv, Inc.(a)	6,792
31	Gartner, Inc.(a)	8,207
26	MasterCard, Inc., Class A	10,034
9	Paychex, Inc.	1,024
4	VeriSign, Inc.(a)	866
80	Visa, Inc., Class A	19,711
7	WEX, Inc.(a)	1,328

		74,900

	Leisure Products — 0.0%
35	Callaway Golf Co.(a)	1,109

	Life Sciences Tools & Services — 0.4%
7	Agilent Technologies, Inc.	1,073
6	Bio-Techne Corp.	2,893
17	Illumina, Inc.(a)	8,428
31	NeoGenomics, Inc.(a)	1,429
13	Repligen Corp.(a)	3,194
3	Thermo Fisher Scientific, Inc.	1,620
2	Waters Corp.(a)	780

		19,417

	Machinery — 0.8%
18	AGCO Corp.	2,378
22	Caterpillar, Inc.	4,548
10	Chart Industries, Inc.(a)	1,555
18	Cummins, Inc.	4,178
33	Deere & Co.	11,932
4	Illinois Tool Works, Inc.	907
25	ITT, Inc.	2,448
30	Kennametal, Inc.	1,088
20	Oshkosh Corp.	2,391
5	Parker-Hannifin Corp.	1,560
5	Proto Labs, Inc.(a)	391
25	Terex Corp.	1,198
22	Toro Co. (The)	2,502

		37,076

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of July 31, 2021 (Unaudited)

Natixis Sustainable Future 2015 Fund – (continued)

Shares	Description	Value (†)
	Media — 0.7%
2	Cable One, Inc.	$3,776
12	Charter Communications, Inc., Class A(a)	8,929
223	Comcast Corp., Class A	13,119
38	Discovery, Inc., Series A(a)	1,102
9	Discovery, Inc., Series C(a)	244
25	Fox Corp., Class A	892
19	Interpublic Group of Cos., Inc. (The)	672
27	New York Times Co. (The), Class A	1,182
23	News Corp., Class A	566
29	Omnicom Group, Inc.	2,112

		32,594

	Metals & Mining — 0.2%
81	Cleveland-Cliffs, Inc.(a)	2,025
43	Commercial Metals Co.	1,410
4	Nucor Corp.	416
18	Reliance Steel & Aluminum Co.	2,829
12	Royal Gold, Inc.	1,458

		8,138

	Multi-Utilities — 0.1%
25	Consolidated Edison, Inc.	1,844
10	DTE Energy Co.	1,173
11	Sempra Energy	1,437
6	WEC Energy Group, Inc.	565

		5,019

	Multiline Retail — 0.1%
117	Macy’s, Inc.(a)	1,989
13	Target Corp.	3,394

		5,383

	Oil, Gas & Consumable Fuels — 0.7%
267	APA Corp.	5,006
90	ConocoPhillips	5,045
33	Devon Energy Corp.	853
49	Diamondback Energy, Inc.	3,779
5	DTE Midstream LLC(a)	212
114	EOG Resources, Inc.	8,306
44	EQT Corp.(a)	809
59	Kinder Morgan, Inc.	1,026
103	Marathon Oil Corp.	1,194
26	ONEOK, Inc.	1,351
137	Southwestern Energy Co.(a)	645
19	Valero Energy Corp.	1,273
23	World Fuel Services Corp.	793

		30,292

	Paper & Forest Products — 0.0%
33	Louisiana-Pacific Corp.	1,830

	Personal Products — 0.0%
1	Estee Lauder Cos., Inc. (The), Class A	334

	Pharmaceuticals — 0.7%
22	Bristol-Myers Squibb Co.	1,493
10	Eli Lilly & Co.	2,435
10	Jazz Pharmaceuticals PLC(a)	1,695
71	Merck & Co., Inc.	5,458
82	Novartis AG, Sponsored ADR	7,576
29	Novo Nordisk A/S, Sponsored ADR	2,685
7	Organon & Co.(a)	203
14	Perrigo Co. PLC	673
53	Pfizer, Inc.	2,269
143	Roche Holding AG, Sponsored ADR	6,901
3	Zoetis, Inc.	608

		31,996

	Professional Services — 0.1%
20	Exponent, Inc.	2,142
3	IHS Markit Ltd.	350
8	Insperity, Inc.	792
19	Korn Ferry	1,306
12	ManpowerGroup, Inc.	1,423
11	Nielsen Holdings PLC	261

		6,274

	Real Estate Management & Development — 0.1%
37	CBRE Group, Inc., Class A(a)	3,569
9	Jones Lang LaSalle, Inc.(a)	2,003

		5,572

	REITs – Apartments — 0.1%
36	American Campus Communities, Inc.	1,811
24	Camden Property Trust	3,586
10	Equity Residential	841

		6,238

	REITs – Diversified — 0.1%
13	American Tower Corp.	3,676
3	Crown Castle International Corp.	579
17	CyrusOne, Inc.	1,212
20	Weyerhaeuser Co.	675

		6,142

	REITs – Health Care — 0.0%
10	Ventas, Inc.	598
6	Welltower, Inc.	521

		1,119

	REITs – Hotels — 0.0%
43	Host Hotels & Resorts, Inc.(a)	685

	REITs – Mortgage — 0.1%
59	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,351

	REITs – Office Property — 0.2%
2	Boston Properties, Inc.	235
56	Corporate Office Properties Trust	1,649
63	Douglas Emmett, Inc.	2,104
84	Easterly Government Properties, Inc.	1,907
28	Kilroy Realty Corp.	1,939

		7,834

	REITs – Shopping Centers — 0.1%
142	Brixmor Property Group, Inc.	3,269

	REITs – Storage — 0.0%
8	Iron Mountain, Inc.	350

	REITs – Warehouse/Industrials — 0.1%
24	ProLogis, Inc.	3,073

	Road & Rail — 0.1%
27	CSX Corp.	873
11	Norfolk Southern Corp.	2,836
15	Ryder System, Inc.	1,142
8	Union Pacific Corp.	1,750

		6,601

	Semiconductors & Semiconductor Equipment — 1.5%
16	Advanced Micro Devices, Inc.(a)	1,699
7	Analog Devices, Inc.	1,172
11	Applied Materials, Inc.	1,539
21	Cirrus Logic, Inc.(a)	1,734
39	Cree, Inc.(a)	3,618
14	Enphase Energy, Inc.(a)	2,654
50	First Solar, Inc.(a)	4,302

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of July 31, 2021 (Unaudited)

Natixis Sustainable Future 2015 Fund – (continued)

Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — continued
28	Ichor Holdings Ltd.(a)	$1,444
58	Intel Corp.	3,116
2	Lam Research Corp.	1,275
9	Micron Technology, Inc.(a)	698
144	NVIDIA Corp.	28,079
2	NXP Semiconductors NV	413
57	QUALCOMM, Inc.	8,539
15	Silicon Laboratories, Inc.(a)	2,235
21	Texas Instruments, Inc.	4,003
8	Universal Display Corp.	1,876
3	Xilinx, Inc.	449

		68,845

	Software — 2.1%
10	Adobe, Inc.(a)	6,216
10	ANSYS, Inc.(a)	3,685
47	Autodesk, Inc.(a)	15,093
12	Blackbaud, Inc.(a)	856
16	Bottomline Technologies, Inc.(a)	646
4	Citrix Systems, Inc.	403
24	CommVault Systems, Inc.(a)	1,814
6	Fair Isaac Corp.(a)	3,143
63	Microsoft Corp.	17,949
15	NortonLifeLock, Inc.	372
191	Oracle Corp.	16,644
10	Paylocity Holding Corp.(a)	2,075
11	Qualys, Inc.(a)	1,117
44	salesforce.com, Inc.(a)	10,645
17	SPS Commerce, Inc.(a)	1,852
49	Workday, Inc., Class A(a)	11,486

		93,996

	Specialty Retail — 0.6%
37	American Eagle Outfitters, Inc.	1,275
13	Asbury Automotive Group, Inc.(a)	2,671
1	AutoZone, Inc.(a)	1,624
11	Best Buy Co., Inc.	1,236
16	Boot Barn Holdings, Inc.(a)	1,383
6	Five Below, Inc.(a)	1,166
4	GameStop Corp., Class A(a)	644
22	Gap, Inc. (The)	642
22	Home Depot, Inc. (The)	7,220
8	Lithia Motors, Inc.	3,018
4	Lowe’s Cos., Inc.	771
10	Monro, Inc.	580
5	TJX Cos., Inc. (The)	344
2	Ulta Beauty, Inc.(a)	672
13	Williams-Sonoma, Inc.	1,972

		25,218

	Technology Hardware, Storage & Peripherals — 0.3%
354	Hewlett Packard Enterprise Co.	5,133
220	HP, Inc.	6,352
35	NCR Corp.(a)	1,554
7	Seagate Technology Holdings PLC	615

		13,654

	Textiles, Apparel & Luxury Goods — 0.3%
8	Deckers Outdoor Corp.(a)	3,287
254	Under Armour, Inc., Class A(a)	5,194
25	VF Corp.	2,005
30	Wolverine World Wide, Inc.	1,006

		11,492

	Thrifts & Mortgage Finance — 0.0%
46	Mr. Cooper Group, Inc.(a)	1,710

	Trading Companies & Distributors — 0.0%
10	GATX Corp.	922

	Water Utilities — 0.1%
13	American Water Works Co., Inc.	2,211
87	Essential Utilities, Inc.	4,274

		6,485

	Wireless Telecommunication Services — 0.1%
23	Shenandoah Telecommunications Co.	1,214
22	T-Mobile US, Inc.(a)	3,169

		4,383

	Total Common Stocks (Identified Cost $1,022,726)	1,299,059

Principal Amount
Bonds and Notes — 20.7%
	Automotive — 0.4%
$9,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	10,194
2,000	Lear Corp., 4.250%, 5/15/2029	2,303
6,000	Toyota Motor Credit Corp., MTN, 2.600%, 1/11/2022	6,064

		18,561

	Banking — 3.4%
9,000	American Express Co., 3.700%, 8/03/2023	9,572
9,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	9,114
8,000	Bank of Montreal, MTN, 1.900%, 8/27/2021	8,009
8,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	8,619
5,000	Bank of Nova Scotia (The), 3.400%, 2/11/2024	5,353
9,000	Citigroup, Inc., 4.600%, 3/09/2026	10,309
5,000	Cooperatieve Rabobank U.A., 3.875%, 2/08/2022	5,095
9,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	9,859
9,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	9,551
10,000	KeyCorp, MTN, 2.550%, 10/01/2029	10,607
4,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028, 144A	4,421
5,000	Morgan Stanley, (fixed rate to 1/23/2029, variable rate thereafter), GMTN, 4.431%, 1/23/2030	5,875
9,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	9,655
4,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	4,224
5,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	5,352
6,000	State Street Corp., 2.400%, 1/24/2030	6,372
10,000	Truist Bank, 3.200%, 4/01/2024	10,697
10,000	Wells Fargo & Co., MTN, 3.000%, 2/19/2025	10,719
10,000	Westpac Banking Corp., 2.350%, 2/19/2025	10,553

		153,956

	Brokerage — 0.4%
9,000	BlackRock, Inc., 2.400%, 4/30/2030	9,579
10,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	10,119

		19,698

	Chemicals — 0.1%
2,000	LYB International Finance BV, 5.250%, 7/15/2043	2,649

	Construction Machinery — 0.4%
11,000	Caterpillar Financial Services Corp., 0.650%, 7/07/2023	11,077
6,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	6,061

		17,138

	Consumer Cyclical Services — 0.2%
9,000	eBay, Inc., 3.800%, 3/09/2022	9,158

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of July 31, 2021 (Unaudited)

Natixis Sustainable Future 2015 Fund – (continued)

Principal Amount	Description	Value (†)
	Electric — 1.1%
$9,000	Duke Energy Corp., 3.750%, 4/15/2024	$9,691
11,000	Entergy Corp., 0.900%, 9/15/2025	10,940
4,000	Exelon Corp., 4.050%, 4/15/2030	4,623
11,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	11,300
3,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	3,202
2,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	2,191
9,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	9,872

		51,819

	Finance Companies — 0.1%
6,000	Ares Capital Corp., 3.250%, 7/15/2025	6,361

	Financial Other — 0.2%
8,000	ORIX Corp., 2.900%, 7/18/2022	8,199

	Food & Beverage — 0.7%
10,000	Coca-Cola Co. (The), 1.450%, 6/01/2027	10,212
9,000	General Mills, Inc., 4.000%, 4/17/2025	9,976
9,000	Mondelez International, Inc., 2.750%, 4/13/2030	9,604

		29,792

	Government Owned – No Guarantee — 0.4%
13,000	Federal National Mortgage Association, 6.625%, 11/15/2030	19,012

	Health Insurance — 0.4%
8,000	Anthem, Inc., 4.101%, 3/01/2028	9,220
6,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	8,590

		17,810

	Healthcare — 0.4%
2,000	Cigna Corp., 3.750%, 7/15/2023	2,124
4,000	CVS Health Corp., 4.300%, 3/25/2028	4,631
6,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	6,276
5,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	5,374

		18,405

	Independent Energy — 0.2%
8,000	EQT Corp., 3.000%, 10/01/2022	8,110

	Integrated Energy — 0.6%
9,000	BP Capital Markets PLC, 3.814%, 2/10/2024	9,718
9,000	Exxon Mobil Corp., 2.992%, 3/19/2025	9,663
6,000	Shell International Finance BV, 6.375%, 12/15/2038	8,946

		28,327

	Life Insurance — 0.1%
2,000	Athene Holding Ltd., 6.150%, 4/03/2030	2,567
3,000	Brighthouse Financial, Inc., 3.700%, 6/22/2027	3,314

		5,881

	Media Entertainment — 0.1%
5,000	ViacomCBS, Inc., 4.750%, 5/15/2025	5,666

	Midstream — 0.2%
9,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	9,697

	Mortgage Related — 3.7%
50,941	FNMA, 2.000%, with various maturities in 2051(b)	51,982
47,086	FNMA, 2.500%, with various maturities from 2050 to 2051(b)	49,083
40,366	FNMA, 3.000%, with various maturities from 2034 to 2050(b)	42,369
15,226	FNMA, 3.500%, with various maturities in 2049(b)	16,107
3,693	FNMA, 4.000%, 3/01/2050	3,942
4,160	FNMA, 4.500%, with various maturities in 2049(b)	4,487

		167,970

	Natural Gas — 0.3%
11,000	NiSource, Inc., 0.950%, 8/15/2025	10,940

	Pharmaceuticals — 0.8%
9,000	AbbVie, Inc., 3.600%, 5/14/2025	9,833
9,000	Amgen, Inc., 2.650%, 5/11/2022	9,150
4,000	Biogen, Inc., 2.250%, 5/01/2030	4,074
10,000	Johnson & Johnson, 1.300%, 9/01/2030	9,864
3,000	Viatris, Inc., 3.850%, 6/22/2040, 144A	3,271

		36,192

	Property & Casualty Insurance — 0.3%
9,000	American International Group, Inc., 3.400%, 6/30/2030	9,943
3,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	3,279

		13,222

	Railroads — 0.2%
8,000	CSX Corp., 2.600%, 11/01/2026	8,552

	REITs – Apartments — 0.1%
5,000	Essex Portfolio LP, 3.000%, 1/15/2030	5,351

	REITs – Health Care — 0.1%
5,000	Welltower, Inc., 2.800%, 6/01/2031	5,285

	REITs – Office Property — 0.1%
5,000	Boston Properties LP, 2.750%, 10/01/2026	5,364

	REITs – Retail — 0.1%
3,000	Spirit Realty LP, 2.700%, 2/15/2032	3,038
3,000	VEREIT Operating Partnership LP, 3.400%, 1/15/2028	3,310

		6,348

	Restaurants — 0.2%
8,000	Starbucks Corp., 2.250%, 3/12/2030	8,230

	Retailers — 0.1%
5,000	Amazon.com, Inc., 3.875%, 8/22/2037	6,060

	Technology — 1.6%
9,000	Apple, Inc., 2.500%, 2/09/2025	9,539
6,000	Broadcom, Inc., 4.110%, 9/15/2028	6,771
4,000	HP, Inc., 3.000%, 6/17/2027	4,318
6,000	Intel Corp., 2.450%, 11/15/2029	6,324
8,000	International Business Machines Corp., 4.000%, 6/20/2042	9,508
6,000	NVIDIA Corp., 2.850%, 4/01/2030	6,561
9,000	Oracle Corp., 2.950%, 5/15/2025	9,605
10,000	QUALCOMM, Inc., 1.650%, 5/20/2032	9,755
8,000	VMware, Inc., 2.950%, 8/21/2022	8,193

		70,574

	Treasuries — 3.1%
9,000	U.S. Treasury Bond, 2.250%, 5/15/2041	9,668
8,000	U.S. Treasury Bond, 2.500%, 5/15/2046	8,976
15,000	U.S. Treasury Bond, 2.875%, 11/15/2046	18,015
19,000	U.S. Treasury Bond, 3.000%, 5/15/2045	23,144
11,000	U.S. Treasury Bond, 3.000%, 2/15/2048	13,570
19,000	U.S. Treasury Bond, 3.000%, 2/15/2049	23,550
34,000	U.S. Treasury Note, 0.375%, 11/30/2025	33,675
9,000	U.S. Treasury Note, 2.125%, 12/31/2022	9,253

		139,851

	Utility Other — 0.1%
4,000	Essential Utilities, Inc., 4.276%, 5/01/2049	4,910

	Wireless — 0.2%
7,000	Vodafone Group PLC, 6.150%, 2/27/2037	9,795

	Wirelines — 0.3%
3,000	AT&T, Inc., 3.650%, 6/01/2051	3,180
3,000	AT&T, Inc., 5.250%, 3/01/2037	3,812

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of July 31, 2021 (Unaudited)

Natixis Sustainable Future 2015 Fund – (continued)

Principal Amount	Description	Value (†)
	Wirelines — continued
$8,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 1.256%, 5/15/2025(c)	$8,231

		15,223

	Total Bonds and Notes (Identified Cost $933,238)	944,106

Shares
Exchange-Traded Funds — 3.9%
2,233	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $147,566)	177,657

Mutual Funds — 5.0%
2,325	WCM Focused Emerging Markets Fund, Institutional Class	46,733
6,450	WCM Focused International Growth Fund, Institutional Class	181,300

	Total Mutual Funds (Identified Cost $192,234)	228,033

Affiliated Mutual Funds — 40.0%
50,578	Loomis Sayles Inflation Protected Securities Fund, Class N	621,099
46,434	Loomis Sayles Limited Term Government and Agency Fund, Class N	533,522
45,455	Mirova Global Green Bond Fund, Class N	482,736
12,111	Mirova International Sustainable Equity Fund, Class N	181,056

	Total Affiliated Mutual Funds (Identified Cost $1,750,160)	1,818,413

Principal Amount
Short-Term Investments — 2.6%
$120,324	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 7/30/2021 at 0.000% to be repurchased at $120,324 on 8/02/2021 collateralized by $124,600 U.S. Treasury Note, 0.250% due 8/31/2025 valued at $123,015 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $120,324)	120,324

	Total Investments — 100.8% (Identified Cost $4,166,248)	4,587,592
	Other assets less liabilities — (0.8)%	(37,929)

	Net Assets — 100.0%	$4,549,663

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(c)	Variable rate security. Rate as of July 31, 2021 is disclosed.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2021, the value of Rule 144A holdings amounted to $7,692 or 0.2% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Asset Allocation Summary at July 31, 2021 (Unaudited)

Fixed Income	56.7%
Equity	41.5
Short-Term Investments	2.6

Total Investments	100.8
Other assets less liabilities	(0.8)

Net Assets	100.0%

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of July 31, 2021 (Unaudited)

Natixis Sustainable Future 2020 Fund

Shares	Description	Value (†)
Common Stocks — 34.3% of Net Assets
	Aerospace & Defense – 0.5%
8	Axon Enterprise, Inc.(a)	$1,488
48	Boeing Co. (The)(a)	10,871
18	General Dynamics Corp.	3,529
1	L3Harris Technologies, Inc.	227
12	Moog, Inc., Class A	934
19	Raytheon Technologies Corp.	1,652

		18,701

	Air Freight & Logistics — 0.2%
41	Expeditors International of Washington, Inc.	5,258
10	United Parcel Service, Inc., Class B	1,914

		7,172

	Airlines — 0.1%
2	Alaska Air Group, Inc.(a)	116
23	Delta Air Lines, Inc.(a)	918
113	JetBlue Airways Corp.(a)	1,671

		2,705

	Auto Components — 0.1%
3	Aptiv PLC(a)	501
5	BorgWarner, Inc.	245
76	Dana, Inc.	1,836
11	Visteon Corp.(a)	1,254

		3,836

	Automobiles — 0.2%
118	General Motors Co.(a)	6,707
10	Thor Industries, Inc.	1,184

		7,891

	Banks — 1.6%
56	Ameris Bancorp	2,722
51	Bancorp, Inc. (The)(a)	1,192
53	BancorpSouth Bank	1,367
213	Bank of America Corp.	8,171
119	Citigroup, Inc.	8,047
36	Citizens Financial Group, Inc.	1,518
3	Comerica, Inc.	206
25	Cullen/Frost Bankers, Inc.	2,683
18	Fifth Third Bancorp	653
91	Fulton Financial Corp.	1,394
27	Huntington Bancshares, Inc.	380
47	International Bancshares Corp.	1,837
61	KeyCorp	1,199
3	M&T Bank Corp.	402
66	People’s United Financial, Inc.	1,036
21	PNC Financial Services Group, Inc. (The)	3,831
71	Regions Financial Corp.	1,367
71	Truist Financial Corp.	3,864
73	Trustmark Corp.	2,191
36	U.S. Bancorp	1,999
43	Webster Financial Corp.	2,068
121	Wells Fargo & Co.	5,559
19	Wintrust Financial Corp.	1,357

		55,043

	Beverages — 1.0%
54	Coca-Cola Co. (The)	3,080
26	Constellation Brands, Inc., Class A	5,833
255	Keurig Dr Pepper, Inc.	8,978
124	Monster Beverage Corp.(a)	11,696
19	PepsiCo, Inc.	2,982

		32,569

	Biotechnology — 1.1%
17	AbbVie, Inc.	1,977
39	Alnylam Pharmaceuticals, Inc.(a)	6,978
11	Amgen, Inc.	2,657
4	Biogen, Inc.(a)	1,307
34	BioMarin Pharmaceutical, Inc.(a)	2,609
36	CRISPR Therapeutics AG(a)	4,357
13	Gilead Sciences, Inc.	888
7	Ligand Pharmaceuticals, Inc.(a)	794
26	Regeneron Pharmaceuticals, Inc.(a)	14,940

		36,507

	Building Products — 0.3%
7	Carlisle Cos., Inc.	1,416
11	Carrier Global Corp.	608
10	Johnson Controls International PLC	714
7	Lennox International, Inc.	2,306
22	Owens Corning	2,116
14	Trex Co., Inc.(a)	1,359

		8,519

	Capital Markets — 2.4%
3	Ameriprise Financial, Inc.	773
194	Bank of New York Mellon Corp. (The)	9,958
2	BlackRock, Inc.	1,734
120	Charles Schwab Corp. (The)	8,154
5	CME Group, Inc.	1,061
16	FactSet Research Systems, Inc.	5,716
20	Franklin Resources, Inc.	591
19	Goldman Sachs Group, Inc. (The)	7,123
30	Intercontinental Exchange, Inc.	3,595
5	Invesco Ltd.	122
41	Janus Henderson Group PLC	1,715
57	KKR & Co., Inc.	3,634
9	Moody’s Corp.	3,384
7	Morgan Stanley	672
9	MSCI, Inc.	5,364
36	Northern Trust Corp.	4,063
12	S&P Global, Inc.	5,145
67	SEI Investments Co.	4,073
128	State Street Corp.	11,154
2	T. Rowe Price Group, Inc.	408
9	Virtus Investment Partners, Inc.	2,485

		80,924

	Chemicals — 0.4%
2	Air Products & Chemicals, Inc.	582
8	DuPont de Nemours, Inc.	600
4	Ecolab, Inc.	883
22	HB Fuller Co.	1,422
14	Innospec, Inc.	1,238
12	Linde PLC	3,689
17	Minerals Technologies, Inc.	1,364
3	PPG Industries, Inc.	491
3	Sherwin-Williams Co. (The)	873
9	Stepan Co.	1,061

		12,203

	Commercial Services & Supplies — 0.2%
20	Healthcare Services Group, Inc.	522
10	MSA Safety, Inc.	1,645
2	Republic Services, Inc.	237
15	Tetra Tech, Inc.	2,003
23	Viad Corp.(a)	1,054
3	Waste Management, Inc.	445

		5,906

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of July 31, 2021 (Unaudited)

Natixis Sustainable Future 2020 Fund – (continued)

Shares	Description	Value (†)
	Communications Equipment — 0.4%
11	Arista Networks, Inc.(a)	$4,184
24	Ciena Corp.(a)	1,395
134	Cisco Systems, Inc.	7,420
2	F5 Networks, Inc.(a)	413
13	Lumentum Holdings, Inc.(a)	1,092

		14,504

	Construction & Engineering — 0.1%
47	AECOM(a)	2,959

	Consumer Finance — 0.9%
220	Ally Financial, Inc.	11,299
47	American Express Co.	8,015
72	Capital One Financial Corp.	11,642
14	Green Dot Corp., Class A(a)	645
13	PROG Holdings, Inc.	569

		32,170

	Containers & Packaging — 0.1%
16	Ball Corp.	1,294
14	International Paper Co.	809

		2,103

	Distributors — 0.0%
9	Genuine Parts Co.	1,142

	Diversified Telecommunication Services — 0.2%
57	AT&T, Inc.	1,599
322	Lumen Technologies, Inc.	4,015

		5,614

	Electric Utilities — 0.4%
33	American Electric Power Co., Inc.	2,908
58	Edison International	3,161
9	Eversource Energy	776
13	IDACORP, Inc.	1,371
55	NextEra Energy, Inc.	4,285
12	PPL Corp.	340

		12,841

	Electrical Equipment — 0.3%
5	Acuity Brands, Inc.	877
11	Eaton Corp. PLC	1,739
9	Hubbell, Inc.	1,804
44	Plug Power, Inc.(a)	1,200
9	Rockwell Automation, Inc.	2,767
17	Sunrun, Inc.(a)	900

		9,287

	Electronic Equipment, Instruments & Components — 0.5%
6	Amphenol Corp., Class A	435
25	Avnet, Inc.	1,033
27	Cognex Corp.	2,441
6	Coherent, Inc.(a)	1,476
11	Corning, Inc.	461
34	Itron, Inc.(a)	3,353
5	Littelfuse, Inc.	1,330
5	Rogers Corp.(a)	953
35	TE Connectivity Ltd.	5,161
46	Vishay Intertechnology, Inc.	1,018

		17,661

	Energy Equipment & Services — 0.3%
201	Archrock, Inc.	1,731
33	Baker Hughes Co.	701
61	ChampionX Corp.(a)	1,418
24	NOV, Inc.(a)	331
175	Schlumberger NV	5,045

		9,226

	Entertainment — 0.7%
10	Activision Blizzard, Inc.	836
25	Cinemark Holdings, Inc.(a)	388
19	Electronic Arts, Inc.	2,735
13	Netflix, Inc.(a)	6,729
73	Walt Disney Co. (The)(a)	12,850

		23,538

	Food & Staples Retailing — 0.1%
23	BJ’s Wholesale Club Holdings, Inc.(a)	1,165
21	Kroger Co. (The)	854
62	SpartanNash Co.	1,206
5	Sysco Corp.	371
18	Walgreens Boots Alliance, Inc.	849

		4,445

	Food Products — 0.2%
20	Campbell Soup Co.	874
6	Conagra Brands, Inc.	201
25	Darling Ingredients, Inc.(a)	1,727
15	General Mills, Inc.	883
26	Hain Celestial Group, Inc. (The)(a)	1,038
20	Hormel Foods Corp.	928
13	Ingredion, Inc.	1,142
4	J.M. Smucker Co. (The)	524
7	Kellogg Co.	443
5	McCormick & Co., Inc.	421

		8,181

	Gas Utilities — 0.1%
27	New Jersey Resources Corp.	1,040
15	ONE Gas, Inc.	1,107
34	South Jersey Industries, Inc.	856
33	UGI Corp.	1,517

		4,520

	Health Care Equipment & Supplies — 0.6%
15	Abbott Laboratories	1,815
1	Baxter International, Inc.	77
3	Becton Dickinson & Co.	767
12	Boston Scientific Corp.(a)	547
2	Cooper Cos., Inc. (The)	844
6	Danaher Corp.	1,785
4	DENTSPLY SIRONA, Inc.	264
15	Edwards Lifesciences Corp.(a)	1,684
14	Globus Medical, Inc., Class A(a)	1,164
8	Haemonetics Corp.(a)	486
13	Hill-Rom Holdings, Inc.	1,800
7	Hologic, Inc.(a)	525
3	Intuitive Surgical, Inc.(a)	2,974
11	Medtronic PLC	1,445
38	Meridian Bioscience, Inc.(a)	779
12	Merit Medical Systems, Inc.(a)	841
7	Penumbra, Inc.(a)	1,864
4	Quidel Corp.(a)	566
7	STAAR Surgical Co.(a)	896
1	STERIS PLC	218
3	Stryker Corp.	813

		22,154

	Health Care Providers & Services — 1.2%
5	Amedisys, Inc.(a)	1,303
5	Anthem, Inc.	1,920
38	Centene Corp.(a)	2,607
4	Chemed Corp.	1,904
9	Cigna Corp.	2,065
53	CVS Health Corp.	4,365

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of July 31, 2021 (Unaudited)

Natixis Sustainable Future 2020 Fund – (continued)

Shares	Description	Value (†)
	Health Care Providers & Services — continued
13	Encompass Health Corp.	$1,082
41	HCA Healthcare, Inc.	10,176
9	Henry Schein, Inc.(a)	721
16	Humana, Inc.	6,814
5	Laboratory Corp. of America Holdings(a)	1,481
54	MEDNAX, Inc.(a)	1,573
27	Patterson Cos., Inc.	841
8	Quest Diagnostics, Inc.	1,134
38	Select Medical Holdings Corp.	1,499
7	UnitedHealth Group, Inc.	2,886

		42,371

	Health Care Technology — 0.1%
90	Allscripts Healthcare Solutions, Inc.(a)	1,537
43	Cerner Corp.	3,457

		4,994

	Hotels, Restaurants & Leisure — 1.1%
3	Booking Holdings, Inc.(a)	6,535
1	Chipotle Mexican Grill, Inc.(a)	1,863
3	Expedia Group, Inc.(a)	482
44	Hilton Worldwide Holdings, Inc.(a)	5,784
16	Jack in the Box, Inc.	1,742
4	McDonald’s Corp.	971
6	Royal Caribbean Cruises Ltd.(a)	461
18	Shake Shack, Inc., Class A(a)	1,810
27	Six Flags Entertainment Corp.(a)	1,122
63	Starbucks Corp.	7,650
58	Wendy’s Co. (The)	1,346
69	Yum China Holdings, Inc.	4,291
20	Yum! Brands, Inc.	2,628

		36,685

	Household Durables — 0.2%
42	KB Home	1,782
32	Meritage Homes Corp.(a)	3,475
57	Taylor Morrison Home Corp.(a)	1,529

		6,786

	Household Products — 0.3%
1	Clorox Co. (The)	181
65	Colgate-Palmolive Co.	5,168
34	Kimberly-Clark Corp.	4,614

		9,963

	Independent Power & Renewable Electricity Producers — 0.2%
24	AES Corp. (The)	569
48	NextEra Energy Partners LP	3,721
20	Ormat Technologies, Inc.	1,395
37	Sunnova Energy International, Inc.(a)	1,410

		7,095

	Industrial Conglomerates — 0.2%
414	General Electric Co.	5,361
2	Honeywell International, Inc.	468

		5,829

	Insurance — 0.9%
8	Aflac, Inc.	440
9	Allstate Corp. (The)	1,171
125	American International Group, Inc.	5,919
17	Chubb Ltd.	2,869
24	First American Financial Corp.	1,615
10	Hanover Insurance Group, Inc. (The)	1,359
38	Hartford Financial Services Group, Inc. (The)	2,418
4	Lincoln National Corp.	247
13	Marsh & McLennan Cos., Inc.	1,914
	Insurance — continued
82	MetLife, Inc.	4,731
15	Prudential Financial, Inc.	1,504
63	Reinsurance Group of America, Inc.	6,941
7	Travelers Cos., Inc. (The)	1,042

		32,170

	Interactive Media & Services — 1.9%
7	Alphabet, Inc., Class A(a)	18,861
7	Alphabet, Inc., Class C(a)	18,931
76	Facebook, Inc., Class A(a)	27,079

		64,871

	Internet & Direct Marketing Retail — 1.2%
56	Alibaba Group Holding Ltd., Sponsored ADR(a)	10,930
5	Amazon.com, Inc.(a)	16,638
161	eBay, Inc.	10,982
2	Etsy, Inc.(a)	367
172	Qurate Retail, Inc., Class A	2,040

		40,957

	IT Services — 2.0%
16	Accenture PLC, Class A	5,083
31	Akamai Technologies, Inc.(a)	3,718
37	Automatic Data Processing, Inc.	7,756
12	Cognizant Technology Solutions Corp., Class A	882
164	DXC Technology Co.(a)	6,557
54	Fiserv, Inc.(a)	6,216
29	Gartner, Inc.(a)	7,677
23	MasterCard, Inc., Class A	8,877
8	Paychex, Inc.	911
3	VeriSign, Inc.(a)	649
73	Visa, Inc., Class A	17,986
7	WEX, Inc.(a)	1,328

		67,640

	Leisure Products — 0.0%
36	Callaway Golf Co.(a)	1,140

	Life Sciences Tools & Services — 0.5%
6	Agilent Technologies, Inc.	919
6	Bio-Techne Corp.	2,894
15	Illumina, Inc.(a)	7,436
29	NeoGenomics, Inc.(a)	1,337
13	Repligen Corp.(a)	3,194
3	Thermo Fisher Scientific, Inc.	1,620
2	Waters Corp.(a)	780

		18,180

	Machinery — 0.9%
17	AGCO Corp.	2,246
17	Caterpillar, Inc.	3,515
10	Chart Industries, Inc.(a)	1,554
16	Cummins, Inc.	3,714
28	Deere & Co.	10,125
3	Illinois Tool Works, Inc.	680
23	ITT, Inc.	2,252
29	Kennametal, Inc.	1,051
18	Oshkosh Corp.	2,152
4	Parker-Hannifin Corp.	1,248
6	Proto Labs, Inc.(a)	469
23	Terex Corp.	1,102
20	Toro Co. (The)	2,275

		32,383

	Media — 0.9%
2	Cable One, Inc.	3,776
11	Charter Communications, Inc., Class A(a)	8,185

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of July 31, 2021 (Unaudited)

Natixis Sustainable Future 2020 Fund – (continued)

Shares	Description	Value (†)
	Media — continued
206	Comcast Corp., Class A	$12,119
33	Discovery, Inc., Series A(a)	957
6	Discovery, Inc., Series C(a)	163
23	Fox Corp., Class A	820
18	Interpublic Group of Cos., Inc. (The)	636
25	New York Times Co. (The), Class A	1,095
22	News Corp., Class A	542
25	Omnicom Group, Inc.	1,820

		30,113

	Metals & Mining — 0.2%
74	Cleveland-Cliffs, Inc.(a)	1,850
42	Commercial Metals Co.	1,377
3	Nucor Corp.	312
18	Reliance Steel & Aluminum Co.	2,829
11	Royal Gold, Inc.	1,337

		7,705

	Multi-Utilities — 0.1%
18	Consolidated Edison, Inc.	1,328
7	DTE Energy Co.	821
10	Sempra Energy	1,306
6	WEC Energy Group, Inc.	565

		4,020

	Multiline Retail — 0.2%
109	Macy’s, Inc.(a)	1,853
13	Target Corp.	3,394

		5,247

	Oil, Gas & Consumable Fuels — 0.8%
245	APA Corp.	4,594
83	ConocoPhillips	4,653
23	Devon Energy Corp.	594
45	Diamondback Energy, Inc.	3,471
3	DTE Midstream LLC(a)	127
105	EOG Resources, Inc.	7,650
48	EQT Corp.(a)	883
52	Kinder Morgan, Inc.	904
79	Marathon Oil Corp.	916
22	ONEOK, Inc.	1,143
147	Southwestern Energy Co.(a)	692
16	Valero Energy Corp.	1,072
25	World Fuel Services Corp.	861

		27,560

	Paper & Forest Products — 0.1%
31	Louisiana-Pacific Corp.	1,719

	Pharmaceuticals — 0.9%
21	Bristol-Myers Squibb Co.	1,425
9	Eli Lilly & Co.	2,192
10	Jazz Pharmaceuticals PLC(a)	1,695
65	Merck & Co., Inc.	4,997
79	Novartis AG, Sponsored ADR	7,299
25	Novo Nordisk A/S, Sponsored ADR	2,315
6	Organon & Co.(a)	174
10	Perrigo Co. PLC	480
52	Pfizer, Inc.	2,226
139	Roche Holding AG, Sponsored ADR	6,708
2	Zoetis, Inc.	405

		29,916

	Professional Services — 0.2%
18	Exponent, Inc.	1,928
2	IHS Markit Ltd.	234
8	Insperity, Inc.	793
	Professional Services — continued
18	Korn Ferry	1,237
11	ManpowerGroup, Inc.	1,304
9	Nielsen Holdings PLC	213

		5,709

	Real Estate Management & Development — 0.2%
35	CBRE Group, Inc., Class A(a)	3,376
9	Jones Lang LaSalle, Inc.(a)	2,003

		5,379

	REITs – Apartments — 0.2%
34	American Campus Communities, Inc.	1,711
23	Camden Property Trust	3,436
8	Equity Residential	673

		5,820

	REITs – Diversified — 0.2%
11	American Tower Corp.	3,111
2	Crown Castle International Corp.	386
16	CyrusOne, Inc.	1,140
18	Weyerhaeuser Co.	607

		5,244

	REITs – Health Care — 0.0%
10	Ventas, Inc.	598
4	Welltower, Inc.	347

		945

	REITs – Hotels — 0.0%
30	Host Hotels & Resorts, Inc.(a)	478

	REITs – Mortgage — 0.1%
51	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,897

	REITs – Office Property — 0.2%
1	Boston Properties, Inc.	117
50	Corporate Office Properties Trust	1,472
58	Douglas Emmett, Inc.	1,937
78	Easterly Government Properties, Inc.	1,771
25	Kilroy Realty Corp.	1,732

		7,029

	REITs – Shopping Centers — 0.1%
139	Brixmor Property Group, Inc.	3,200

	REITs – Storage — 0.0%
7	Iron Mountain, Inc.	306

	REITs – Warehouse/Industrials — 0.1%
22	ProLogis, Inc.	2,817

	Road & Rail — 0.2%
21	CSX Corp.	679
8	Norfolk Southern Corp.	2,063
16	Ryder System, Inc.	1,218
8	Union Pacific Corp.	1,750

		5,710

	Semiconductors & Semiconductor Equipment — 1.8%
14	Advanced Micro Devices, Inc.(a)	1,487
5	Analog Devices, Inc.	837
11	Applied Materials, Inc.	1,539
19	Cirrus Logic, Inc.(a)	1,569
35	Cree, Inc.(a)	3,247
12	Enphase Energy, Inc.(a)	2,275
46	First Solar, Inc.(a)	3,958
26	Ichor Holdings Ltd.(a)	1,341
50	Intel Corp.	2,686
1	Lam Research Corp.	637

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of July 31, 2021 (Unaudited)

Natixis Sustainable Future 2020 Fund – (continued)

Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — continued
10	Micron Technology, Inc.(a)	$776
127	NVIDIA Corp.	24,764
1	NXP Semiconductors NV	206
55	QUALCOMM, Inc.	8,239
15	Silicon Laboratories, Inc.(a)	2,235
16	Texas Instruments, Inc.	3,050
8	Universal Display Corp.	1,876
3	Xilinx, Inc.	449

		61,171

	Software — 2.6%
9	Adobe, Inc.(a)	5,595
9	ANSYS, Inc.(a)	3,316
45	Autodesk, Inc.(a)	14,451
11	Blackbaud, Inc.(a)	785
15	Bottomline Technologies, Inc.(a)	605
3	Citrix Systems, Inc.	302
24	CommVault Systems, Inc.(a)	1,814
6	Fair Isaac Corp.(a)	3,143
58	Microsoft Corp.	16,525
11	NortonLifeLock, Inc.	273
178	Oracle Corp.	15,511
10	Paylocity Holding Corp.(a)	2,075
11	Qualys, Inc.(a)	1,117
42	salesforce.com, Inc.(a)	10,161
16	SPS Commerce, Inc.(a)	1,743
48	Workday, Inc., Class A(a)	11,251

		88,667

	Specialty Retail — 0.6%
34	American Eagle Outfitters, Inc.	1,172
13	Asbury Automotive Group, Inc.(a)	2,671
9	Best Buy Co., Inc.	1,011
16	Boot Barn Holdings, Inc.(a)	1,383
6	Five Below, Inc.(a)	1,166
4	GameStop Corp., Class A(a)	644
18	Gap, Inc. (The)	525
18	Home Depot, Inc. (The)	5,907
8	Lithia Motors, Inc.	3,018
4	Lowe’s Cos., Inc.	771
11	Monro, Inc.	638
2	TJX Cos., Inc. (The)	138
2	Ulta Beauty, Inc.(a)	672
12	Williams-Sonoma, Inc.	1,820

		21,536

	Technology Hardware, Storage & Peripherals — 0.3%
320	Hewlett Packard Enterprise Co.	4,640
189	HP, Inc.	5,456
32	NCR Corp.(a)	1,421
4	Seagate Technology Holdings PLC	352

		11,869

	Textiles, Apparel & Luxury Goods — 0.3%
8	Deckers Outdoor Corp.(a)	3,287
254	Under Armour, Inc., Class A(a)	5,194
22	VF Corp.	1,764
29	Wolverine World Wide, Inc.	973

		11,218

	Thrifts & Mortgage Finance — 0.0%
42	Mr. Cooper Group, Inc.(a)	1,562

	Trading Companies & Distributors — 0.0%
9	GATX Corp.	830

	Water Utilities — 0.2%
10	American Water Works Co., Inc.	1,701
77	Essential Utilities, Inc.	3,782

		5,483

	Wireless Telecommunication Services — 0.1%
21	Shenandoah Telecommunications Co.	1,109
21	T-Mobile US, Inc.(a)	3,024

		4,133

	Total Common Stocks (Identified Cost $889,677)	1,171,668

Principal Amount
Bonds and Notes — 19.5%
	Automotive — 0.5%
$7,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	7,929
2,000	Lear Corp., 4.250%, 5/15/2029	2,303
5,000	Toyota Motor Credit Corp., MTN, 2.600%, 1/11/2022	5,053

		15,285

	Banking — 2.4%
5,000	American Express Co., 3.700%, 8/03/2023	5,318
5,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	5,063
5,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	5,387
4,000	Bank of Nova Scotia (The), 3.400%, 2/11/2024	4,283
4,000	Citigroup, Inc., 4.600%, 3/09/2026	4,582
2,000	Cooperatieve Rabobank U.A., 3.875%, 2/08/2022	2,038
5,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	5,477
5,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	5,306
7,000	KeyCorp, MTN, 2.550%, 10/01/2029	7,425
2,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028, 144A	2,211
2,000	Morgan Stanley, (fixed rate to 1/23/2029, variable rate thereafter), GMTN, 4.431%, 1/23/2030	2,350
5,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	5,364
4,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	4,224
2,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	2,141
4,000	State Street Corp., 2.400%, 1/24/2030	4,248
5,000	Truist Bank, 3.200%, 4/01/2024	5,348
6,000	Wells Fargo & Co., MTN, 3.000%, 2/19/2025	6,431
5,000	Westpac Banking Corp., 2.350%, 2/19/2025	5,276

		82,472

	Brokerage — 0.3%
5,000	BlackRock, Inc., 2.400%, 4/30/2030	5,321
5,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	5,060

		10,381

	Chemicals — 0.1%
2,000	LYB International Finance BV, 5.250%, 7/15/2043	2,649

	Construction Machinery — 0.3%
7,000	Caterpillar Financial Services Corp., 0.650%, 7/07/2023	7,049
4,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	4,041

		11,090

	Consumer Cyclical Services — 0.2%
7,000	eBay, Inc., 3.800%, 3/09/2022	7,123

	Electric — 0.9%
5,000	Duke Energy Corp., 3.750%, 4/15/2024	5,384
5,000	Entergy Corp., 0.900%, 9/15/2025	4,973

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of July 31, 2021 (Unaudited)

Natixis Sustainable Future 2020 Fund – (continued)

Principal Amount	Description	Value (†)
	Electric — continued
$4,000	Exelon Corp., 4.050%, 4/15/2030	$4,623
5,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	5,136
3,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	3,201
2,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	2,191
5,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	5,485

		30,993

	Finance Companies — 0.1%
4,000	Ares Capital Corp., 3.250%, 7/15/2025	4,241

	Financial Other — 0.2%
5,000	ORIX Corp., 2.900%, 7/18/2022	5,125

	Food & Beverage — 0.7%
7,000	Coca-Cola Co. (The), 1.450%, 6/01/2027	7,149
7,000	General Mills, Inc., 4.000%, 4/17/2025	7,759
7,000	Mondelez International, Inc., 2.750%, 4/13/2030	7,469

		22,377

	Government Owned – No Guarantee — 0.3%
8,000	Federal National Mortgage Association, 6.625%, 11/15/2030	11,699

	Health Insurance — 0.4%
6,000	Anthem, Inc., 4.101%, 3/01/2028	6,914
4,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	5,727

		12,641

	Healthcare — 0.4%
2,000	Cigna Corp., 3.750%, 7/15/2023	2,124
3,000	CVS Health Corp., 4.300%, 3/25/2028	3,473
4,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	4,184
4,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	4,299

		14,080

	Independent Energy — 0.2%
5,000	EQT Corp., 3.000%, 10/01/2022	5,069

	Integrated Energy — 0.5%
5,000	BP Capital Markets PLC, 3.814%, 2/10/2024	5,399
5,000	Exxon Mobil Corp., 2.992%, 3/19/2025	5,368
4,000	Shell International Finance BV, 6.375%, 12/15/2038	5,964

		16,731

	Life Insurance — 0.1%
2,000	Athene Holding Ltd., 6.150%, 4/03/2030	2,567
2,000	Brighthouse Financial, Inc., 3.700%, 6/22/2027	2,209

		4,776

	Media Entertainment — 0.1%
4,000	ViacomCBS, Inc., 4.750%, 5/15/2025	4,533

	Midstream — 0.2%
5,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	5,387

	Mortgage Related — 3.3%
1,467	FHLMC, 3.000%, 6/01/2049	1,537
35,641	FNMA, 2.000%, with various maturities from 2050 to 2051(b)	36,370
31,874	FNMA, 2.500%, with various maturities from 2050 to 2051(b)	33,227
22,498	FNMA, 3.000%, with various maturities from 2035 to 2051(b)	23,623
11,737	FNMA, 3.500%, with various maturities in 2049(b)	12,562
2,462	FNMA, 4.000%, 3/01/2050	2,628
2,703	FNMA, 4.500%, with various maturities in 2049(b)	2,914

		112,861

	Natural Gas — 0.2%
7,000	NiSource, Inc., 0.950%, 8/15/2025	6,962

	Pharmaceuticals — 0.7%
7,000	AbbVie, Inc., 3.600%, 5/14/2025	7,648
5,000	Amgen, Inc., 2.650%, 5/11/2022	5,083
3,000	Biogen, Inc., 2.250%, 5/01/2030	3,056
7,000	Johnson & Johnson, 1.300%, 9/01/2030	6,905
2,000	Viatris, Inc., 3.850%, 6/22/2040, 144A	2,180

		24,872

	Property & Casualty Insurance — 0.2%
5,000	American International Group, Inc., 3.400%, 6/30/2030	5,524
2,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	2,186

		7,710

	Railroads — 0.2%
5,000	CSX Corp., 2.600%, 11/01/2026	5,345

	REITs – Apartments — 0.1%
3,000	Essex Portfolio LP, 3.000%, 1/15/2030	3,210

	REITs – Health Care — 0.1%
3,000	Welltower, Inc., 2.800%, 6/01/2031	3,171

	REITs – Office Property — 0.1%
3,000	Boston Properties LP, 2.750%, 10/01/2026	3,219

	REITs – Retail — 0.1%
2,000	Spirit Realty LP, 2.700%, 2/15/2032	2,025
2,000	VEREIT Operating Partnership LP, 3.400%, 1/15/2028	2,207

		4,232

	Restaurants — 0.2%
7,000	Starbucks Corp., 2.250%, 3/12/2030	7,202

	Retailers — 0.1%
2,000	Amazon.com, Inc., 3.875%, 8/22/2037	2,424

	Technology — 1.4%
7,000	Apple, Inc., 2.500%, 2/09/2025	7,419
4,000	Broadcom, Inc., 4.110%, 9/15/2028	4,514
4,000	HP, Inc., 3.000%, 6/17/2027	4,318
4,000	Intel Corp., 2.450%, 11/15/2029	4,216
6,000	International Business Machines Corp., 4.000%, 6/20/2042	7,131
4,000	NVIDIA Corp., 2.850%, 4/01/2030	4,374
5,000	Oracle Corp., 2.950%, 5/15/2025	5,336
7,000	QUALCOMM, Inc., 1.650%, 5/20/2032	6,829
5,000	VMware, Inc., 2.950%, 8/21/2022	5,120

		49,257

	Treasuries — 4.3%
7,000	U.S. Treasury Bond, 2.250%, 5/15/2041	7,520
5,000	U.S. Treasury Bond, 2.500%, 5/15/2046	5,610
15,000	U.S. Treasury Bond, 2.875%, 11/15/2046	18,015
17,000	U.S. Treasury Bond, 3.000%, 5/15/2045	20,707
8,000	U.S. Treasury Bond, 3.000%, 2/15/2048	9,869
14,000	U.S. Treasury Bond, 3.000%, 2/15/2049	17,353
21,000	U.S. Treasury Note, 0.375%, 11/30/2025	20,799
19,000	U.S. Treasury Note, 1.625%, 8/31/2022	19,313
28,000	U.S. Treasury Note, 2.125%, 12/31/2022	28,789

		147,975

	Utility Other — 0.1%
3,000	Essential Utilities, Inc., 4.276%, 5/01/2049	3,683

	Wireless — 0.2%
4,000	Vodafone Group PLC, 6.150%, 2/27/2037	5,597

	Wirelines — 0.3%
2,000	AT&T, Inc., 3.650%, 6/01/2051	2,120

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of July 31, 2021 (Unaudited)

Natixis Sustainable Future 2020 Fund – (continued)

Principal Amount	Description	Value (†)
	Wirelines — continued
$2,000	AT&T, Inc., 5.250%, 3/01/2037	$2,541
5,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 1.256%, 5/15/2025(c)	5,145

		9,806

	Total Bonds and Notes (Identified Cost $661,661)	664,178

Shares
Exchange-Traded Funds — 4.4%
1,899	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $123,520)	151,084

Mutual Funds — 6.4%
3,116	WCM Focused Emerging Markets Fund, Institutional Class	62,642
5,466	WCM Focused International Growth Fund, Institutional Class	153,657

	Total Mutual Funds (Identified Cost $176,984)	216,299

Affiliated Mutual Funds — 33.4%
25,371	Loomis Sayles Inflation Protected Securities Fund, Class N	311,559
30,017	Loomis Sayles Limited Term Government and Agency Fund, Class N	344,894
31,023	Mirova Global Green Bond Fund, Class N	329,463
10,292	Mirova International Sustainable Equity Fund, Class N	153,867

	Total Affiliated Mutual Funds (Identified Cost $1,100,205)	1,139,783

Principal Amount
Short-Term Investments — 3.1%
$104,997	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 7/30/2021 at 0.000% to be repurchased at $104,997 on 8/02/2021 collateralized by $109,000 U.S. Treasury Note, 0.250% due 8/31/2025 valued at $107,614 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $104,997)	104,997

	Total Investments — 101.1% (Identified Cost $3,057,044)	3,448,009
	Other assets less liabilities — (1.1)%	(36,646)

	Net Assets — 100.0%	$3,411,363

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(c)	Variable rate security. Rate as of July 31, 2021 is disclosed.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2021, the value of Rule 144A holdings amounted to $4,391 or 0.1% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Asset Allocation Summary at July 31, 2021 (Unaudited)

Equity	49.6%
Fixed Income	48.4
Short-Term Investments	3.1

Total Investments	101.1
Other assets less liabilities	(1.1)

Net Assets	100.0%

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of July 31, 2021 (Unaudited)

Natixis Sustainable Future 2025 Fund

Shares	Description	Value (†)
Common Stocks — 38.3% of Net Assets
	Aerospace & Defense — 0.6%
26	Axon Enterprise, Inc.(a)	$4,837
144	Boeing Co. (The)(a)	32,613
57	General Dynamics Corp.	11,174
4	L3Harris Technologies, Inc.	907
36	Moog, Inc., Class A	2,803
58	Raytheon Technologies Corp.	5,043

		57,377

	Air Freight & Logistics — 0.2%
127	Expeditors International of Washington, Inc.	16,288
33	United Parcel Service, Inc., Class B	6,315

		22,603

	Airlines — 0.1%
13	Alaska Air Group, Inc.(a)	754
60	Delta Air Lines, Inc.(a)	2,394
369	JetBlue Airways Corp.(a)	5,458

		8,606

	Auto Components — 0.1%
9	Aptiv PLC(a)	1,502
13	BorgWarner, Inc.	637
251	Dana, Inc.	6,064
32	Visteon Corp.(a)	3,649

		11,852

	Automobiles — 0.3%
358	General Motors Co.(a)	20,349
34	Thor Industries, Inc.	4,024

		24,373

	Banks — 1.8%
180	Ameris Bancorp	8,750
164	Bancorp, Inc. (The)(a)	3,833
179	BancorpSouth Bank	4,618
646	Bank of America Corp.	24,780
362	Citigroup, Inc.	24,478
114	Citizens Financial Group, Inc.	4,806
8	Comerica, Inc.	549
87	Cullen/Frost Bankers, Inc.	9,337
52	Fifth Third Bancorp	1,887
312	Fulton Financial Corp.	4,780
76	Huntington Bancshares, Inc.	1,070
152	International Bancshares Corp.	5,940
163	KeyCorp	3,205
9	M&T Bank Corp.	1,205
158	People’s United Financial, Inc.	2,481
65	PNC Financial Services Group, Inc. (The)	11,857
181	Regions Financial Corp.	3,484
214	Truist Financial Corp.	11,648
245	Trustmark Corp.	7,355
109	U.S. Bancorp	6,054
146	Webster Financial Corp.	7,023
366	Wells Fargo & Co.	16,814
66	Wintrust Financial Corp.	4,712

		170,666

	Beverages — 1.0%
159	Coca-Cola Co. (The)	9,068
78	Constellation Brands, Inc., Class A	17,498
770	Keurig Dr Pepper, Inc.	27,112
394	Monster Beverage Corp.(a)	37,162
56	PepsiCo, Inc.	8,789

		99,629

	Biotechnology — 1.2%
46	AbbVie, Inc.	5,350
123	Alnylam Pharmaceuticals, Inc.(a)	22,010
40	Amgen, Inc.	9,662
12	Biogen, Inc.(a)	3,921
104	BioMarin Pharmaceutical, Inc.(a)	7,980
110	CRISPR Therapeutics AG(a)	13,312
33	Gilead Sciences, Inc.	2,253
24	Ligand Pharmaceuticals, Inc.(a)	2,724
77	Regeneron Pharmaceuticals, Inc.(a)	44,245

		111,457

	Building Products — 0.3%
24	Carlisle Cos., Inc.	4,854
31	Carrier Global Corp.	1,713
28	Johnson Controls International PLC	2,000
25	Lennox International, Inc.	8,236
75	Owens Corning	7,212
47	Trex Co., Inc.(a)	4,563

		28,578

	Capital Markets — 2.6%
9	Ameriprise Financial, Inc.	2,318
590	Bank of New York Mellon Corp. (The)	30,285
8	BlackRock, Inc.	6,937
363	Charles Schwab Corp. (The)	24,666
15	CME Group, Inc.	3,182
56	FactSet Research Systems, Inc.	20,008
52	Franklin Resources, Inc.	1,537
58	Goldman Sachs Group, Inc. (The)	21,743
93	Intercontinental Exchange, Inc.	11,144
14	Invesco Ltd.	341
127	Janus Henderson Group PLC	5,314
173	KKR & Co., Inc.	11,030
26	Moody’s Corp.	9,776
19	Morgan Stanley	1,824
31	MSCI, Inc.	18,475
107	Northern Trust Corp.	12,075
37	S&P Global, Inc.	15,863
212	SEI Investments Co.	12,889
382	State Street Corp.	33,287
6	T. Rowe Price Group, Inc.	1,225
31	Virtus Investment Partners, Inc.	8,560

		252,479

	Chemicals — 0.4%
9	Air Products & Chemicals, Inc.	2,619
20	DuPont de Nemours, Inc.	1,501
11	Ecolab, Inc.	2,429
69	HB Fuller Co.	4,459
50	Innospec, Inc.	4,423
41	Linde PLC	12,603
59	Minerals Technologies, Inc.	4,733
8	PPG Industries, Inc.	1,308
9	Sherwin-Williams Co. (The)	2,619
34	Stepan Co.	4,010

		40,704

	Commercial Services & Supplies — 0.2%
62	Healthcare Services Group, Inc.	1,618
35	MSA Safety, Inc.	5,757
7	Republic Services, Inc.	829
51	Tetra Tech, Inc.	6,809
72	Viad Corp.(a)	3,301
12	Waste Management, Inc.	1,779

		20,093

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of July 31, 2021 (Unaudited)

Natixis Sustainable Future 2025 Fund – (continued)

Shares	Description	Value (†)
	Communications Equipment — 0.5%
34	Arista Networks, Inc.(a)	$12,933
84	Ciena Corp.(a)	4,884
404	Cisco Systems, Inc.	22,369
6	F5 Networks, Inc.(a)	1,239
44	Lumentum Holdings, Inc.(a)	3,696

		45,121

	Construction & Engineering — 0.1%
156	AECOM(a)	9,822

	Consumer Finance — 1.0%
669	Ally Financial, Inc.	34,360
144	American Express Co.	24,556
218	Capital One Financial Corp.	35,251
42	Green Dot Corp., Class A(a)	1,935
38	PROG Holdings, Inc.	1,663

		97,765

	Containers & Packaging — 0.1%
48	Ball Corp.	3,882
35	International Paper Co.	2,022

		5,904

	Distributors — 0.0%
30	Genuine Parts Co.	3,808

	Diversified Telecommunication Services — 0.2%
178	AT&T, Inc.	4,993
997	Lumen Technologies, Inc.	12,432

		17,425

	Electric Utilities — 0.4%
98	American Electric Power Co., Inc.	8,636
170	Edison International	9,265
23	Eversource Energy	1,984
46	IDACORP, Inc.	4,851
168	NextEra Energy, Inc.	13,087
31	PPL Corp.	879

		38,702

	Electrical Equipment — 0.4%
18	Acuity Brands, Inc.	3,157
37	Eaton Corp. PLC	5,848
32	Hubbell, Inc.	6,415
286	Plug Power, Inc.(a)	7,802
27	Rockwell Automation, Inc.	8,300
48	Sunrun, Inc.(a)	2,542

		34,064

	Electronic Equipment, Instruments & Components — 0.6%
18	Amphenol Corp., Class A	1,305
89	Avnet, Inc.	3,677
88	Cognex Corp.	7,956
20	Coherent, Inc.(a)	4,919
22	Corning, Inc.	921
113	Itron, Inc.(a)	11,144
18	Littelfuse, Inc.	4,788
16	Rogers Corp.(a)	3,050
107	TE Connectivity Ltd.	15,779
157	Vishay Intertechnology, Inc.	3,474

		57,013

	Energy Equipment & Services — 0.3%
677	Archrock, Inc.	5,829
80	Baker Hughes Co.	1,699
197	ChampionX Corp.(a)	4,578
65	NOV, Inc.(a)	898
513	Schlumberger NV	14,790

		27,794

	Entertainment — 0.8%
25	Activision Blizzard, Inc.	2,090
68	Cinemark Holdings, Inc.(a)	1,056
57	Electronic Arts, Inc.	8,206
40	Netflix, Inc.(a)	20,703
230	Walt Disney Co. (The)(a)	40,485

		72,540

	Food & Staples Retailing — 0.1%
70	BJ’s Wholesale Club Holdings, Inc.(a)	3,545
3	Costco Wholesale Corp.	1,289
52	Kroger Co. (The)	2,116
216	SpartanNash Co.	4,201
14	Sysco Corp.	1,039
45	Walgreens Boots Alliance, Inc.	2,122

		14,312

	Food Products — 0.3%
50	Campbell Soup Co.	2,186
12	Conagra Brands, Inc.	402
83	Darling Ingredients, Inc.(a)	5,733
40	General Mills, Inc.	2,354
93	Hain Celestial Group, Inc. (The)(a)	3,712
54	Hormel Foods Corp.	2,504
44	Ingredion, Inc.	3,864
11	J.M. Smucker Co. (The)	1,442
20	Kellogg Co.	1,267
12	McCormick & Co., Inc.	1,010

		24,474

	Gas Utilities — 0.2%
88	New Jersey Resources Corp.	3,390
50	ONE Gas, Inc.	3,689
97	South Jersey Industries, Inc.	2,441
113	UGI Corp.	5,197

		14,717

	Health Care Equipment & Supplies — 0.8%
46	Abbott Laboratories	5,565
9	Baxter International, Inc.	696
8	Becton Dickinson & Co.	2,046
38	Boston Scientific Corp.(a)	1,733
6	Cooper Cos., Inc. (The)	2,531
19	Danaher Corp.	5,652
11	DENTSPLY SIRONA, Inc.	726
43	Edwards Lifesciences Corp.(a)	4,828
49	Globus Medical, Inc., Class A(a)	4,075
23	Haemonetics Corp.(a)	1,398
46	Hill-Rom Holdings, Inc.	6,369
19	Hologic, Inc.(a)	1,426
14	Intuitive Surgical, Inc.(a)	13,880
35	Medtronic PLC	4,596
105	Meridian Bioscience, Inc.(a)	2,153
35	Merit Medical Systems, Inc.(a)	2,453
25	Penumbra, Inc.(a)	6,656
13	Quidel Corp.(a)	1,839
23	STAAR Surgical Co.(a)	2,942
5	STERIS PLC	1,090
9	Stryker Corp.	2,439

		75,093

	Health Care Providers & Services — 1.4%
16	Amedisys, Inc.(a)	4,170
22	Anthem, Inc.	8,448
107	Centene Corp.(a)	7,341
12	Chemed Corp.	5,712
28	Cigna Corp.	6,426

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of July 31, 2021 (Unaudited)

Natixis Sustainable Future 2025 Fund – (continued)

Shares	Description	Value (†)
	Health Care Providers & Services — continued
161	CVS Health Corp.	$13,260
42	Encompass Health Corp.	3,497
126	HCA Healthcare, Inc.	31,273
23	Henry Schein, Inc.(a)	1,843
51	Humana, Inc.	21,719
17	Laboratory Corp. of America Holdings(a)	5,035
181	MEDNAX, Inc.(a)	5,271
77	Patterson Cos., Inc.	2,397
27	Quest Diagnostics, Inc.	3,829
123	Select Medical Holdings Corp.	4,852
24	UnitedHealth Group, Inc.	9,893

		134,966

	Health Care Technology — 0.1%
287	Allscripts Healthcare Solutions, Inc.(a)	4,902
122	Cerner Corp.	9,808

		14,710

	Hotels, Restaurants & Leisure — 1.2%
10	Booking Holdings, Inc.(a)	21,783
3	Chipotle Mexican Grill, Inc.(a)	5,590
8	Expedia Group, Inc.(a)	1,287
135	Hilton Worldwide Holdings, Inc.(a)	17,746
53	Jack in the Box, Inc.	5,770
14	McDonald’s Corp.	3,398
17	Royal Caribbean Cruises Ltd.(a)	1,307
61	Shake Shack, Inc., Class A(a)	6,133
87	Six Flags Entertainment Corp.(a)	3,615
192	Starbucks Corp.	23,314
179	Wendy’s Co. (The)	4,155
191	Yum China Holdings, Inc.	11,878
68	Yum! Brands, Inc.	8,934

		114,910

	Household Durables — 0.2%
141	KB Home	5,984
105	Meritage Homes Corp.(a)	11,401
193	Taylor Morrison Home Corp.(a)	5,176

		22,561

	Household Products — 0.3%
5	Clorox Co. (The)	905
184	Colgate-Palmolive Co.	14,628
106	Kimberly-Clark Corp.	14,386

		29,919

	Independent Power & Renewable Electricity Producers — 0.2%
58	AES Corp. (The)	1,375
149	NextEra Energy Partners LP	11,552
57	Ormat Technologies, Inc.	3,975
85	Sunnova Energy International, Inc.(a)	3,238

		20,140

	Industrial Conglomerates — 0.2%
1,257	General Electric Co.	16,278
7	Honeywell International, Inc.	1,637

		17,915

	Insurance — 1.0%
21	Aflac, Inc.	1,155
29	Allstate Corp. (The)	3,771
379	American International Group, Inc.	17,946
52	Chubb Ltd.	8,775
81	First American Financial Corp.	5,452
29	Hanover Insurance Group, Inc. (The)	3,941
116	Hartford Financial Services Group, Inc. (The)	7,380
12	Lincoln National Corp.	739
	Insurance — continued
36	Marsh & McLennan Cos., Inc.	5,300
256	MetLife, Inc.	14,771
46	Prudential Financial, Inc.	4,613
200	Reinsurance Group of America, Inc.	22,036
24	Travelers Cos., Inc. (The)	3,574

		99,453

	Interactive Media & Services — 2.1%
22	Alphabet, Inc., Class A(a)	59,280
24	Alphabet, Inc., Class C(a)	64,906
228	Facebook, Inc., Class A(a)	81,236

		205,422

	Internet & Direct Marketing Retail — 1.4%
168	Alibaba Group Holding Ltd., Sponsored ADR(a)	32,792
18	Amazon.com, Inc.(a)	59,897
492	eBay, Inc.	33,559
7	Etsy, Inc.(a)	1,284
529	Qurate Retail, Inc., Class A	6,274

		133,806

	IT Services — 2.2%
50	Accenture PLC, Class A	15,884
95	Akamai Technologies, Inc.(a)	11,392
117	Automatic Data Processing, Inc.	24,527
40	Cognizant Technology Solutions Corp., Class A	2,941
494	DXC Technology Co.(a)	19,750
164	Fiserv, Inc.(a)	18,878
87	Gartner, Inc.(a)	23,032
73	MasterCard, Inc., Class A	28,174
19	Paychex, Inc.	2,163
12	VeriSign, Inc.(a)	2,596
219	Visa, Inc., Class A	53,959
24	WEX, Inc.(a)	4,554

		207,850

	Leisure Products — 0.0%
100	Callaway Golf Co.(a)	3,168

	Life Sciences Tools & Services — 0.6%
15	Agilent Technologies, Inc.	2,298
17	Bio-Techne Corp.	8,198
52	Illumina, Inc.(a)	25,779
94	NeoGenomics, Inc.(a)	4,333
45	Repligen Corp.(a)	11,057
10	Thermo Fisher Scientific, Inc.	5,400
6	Waters Corp.(a)	2,339

		59,404

	Machinery — 1.1%
60	AGCO Corp.	7,927
55	Caterpillar, Inc.	11,371
32	Chart Industries, Inc.(a)	4,974
51	Cummins, Inc.	11,837
95	Deere & Co.	34,351
11	Illinois Tool Works, Inc.	2,493
78	ITT, Inc.	7,637
94	Kennametal, Inc.	3,408
61	Oshkosh Corp.	7,293
13	Parker-Hannifin Corp.	4,056
15	Proto Labs, Inc.(a)	1,173
74	Terex Corp.	3,546
67	Toro Co. (The)	7,621

		107,687

	Media — 0.9%
4	Cable One, Inc.	7,552
33	Charter Communications, Inc., Class A(a)	24,554

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of July 31, 2021 (Unaudited)

Natixis Sustainable Future 2025 Fund – (continued)

Shares	Description	Value (†)
	Media — continued
629	Comcast Corp., Class A	$37,004
93	Discovery, Inc., Series A(a)	2,698
17	Discovery, Inc., Series C(a)	461
64	Fox Corp., Class A	2,282
51	Interpublic Group of Cos., Inc. (The)	1,803
80	New York Times Co. (The), Class A	3,502
63	News Corp., Class A	1,552
70	Omnicom Group, Inc.	5,098

		86,506

	Metals & Mining — 0.3%
250	Cleveland-Cliffs, Inc.(a)	6,250
141	Commercial Metals Co.	4,625
8	Nucor Corp.	832
59	Reliance Steel & Aluminum Co.	9,272
40	Royal Gold, Inc.	4,861

		25,840

	Multi-Utilities — 0.1%
55	Consolidated Edison, Inc.	4,057
24	DTE Energy Co.	2,816
29	Sempra Energy	3,789
15	WEC Energy Group, Inc.	1,412

		12,074

	Multiline Retail — 0.2%
366	Macy’s, Inc.(a)	6,222
37	Target Corp.	9,659

		15,881

	Oil, Gas & Consumable Fuels — 0.8%
745	APA Corp.	13,969
245	ConocoPhillips	13,735
68	Devon Energy Corp.	1,757
136	Diamondback Energy, Inc.	10,490
10	DTE Midstream LLC(a)	424
319	EOG Resources, Inc.	23,242
135	EQT Corp.(a)	2,483
137	Kinder Morgan, Inc.	2,381
262	Marathon Oil Corp.	3,037
54	ONEOK, Inc.	2,806
426	Southwestern Energy Co.(a)	2,006
39	Valero Energy Corp.	2,612
76	World Fuel Services Corp.	2,619

		81,561

	Paper & Forest Products — 0.1%
104	Louisiana-Pacific Corp.	5,766

	Personal Products — 0.0%
3	Estee Lauder Cos., Inc. (The), Class A	1,001

	Pharmaceuticals — 1.0%
60	Bristol-Myers Squibb Co.	4,072
29	Eli Lilly & Co.	7,061
34	Jazz Pharmaceuticals PLC(a)	5,764
196	Merck & Co., Inc.	15,066
240	Novartis AG, Sponsored ADR	22,174
80	Novo Nordisk A/S, Sponsored ADR	7,408
19	Organon & Co.(a)	551
27	Perrigo Co. PLC	1,297
144	Pfizer, Inc.	6,165
435	Roche Holding AG, Sponsored ADR	20,993
6	Zoetis, Inc.	1,216

		91,767

	Professional Services — 0.2%
63	Exponent, Inc.	6,747
8	IHS Markit Ltd.	935
	Professional Services — continued
22	Insperity, Inc.	2,179
64	Korn Ferry	4,399
36	ManpowerGroup, Inc.	4,269
22	Nielsen Holdings PLC	521

		19,050

	Real Estate Management & Development — 0.2%
105	CBRE Group, Inc., Class A(a)	10,129
32	Jones Lang LaSalle, Inc.(a)	7,122

		17,251

	REITs – Apartments — 0.2%
114	American Campus Communities, Inc.	5,735
76	Camden Property Trust	11,354
24	Equity Residential	2,019

		19,108

	REITs – Diversified — 0.2%
38	American Tower Corp.	10,746
6	Crown Castle International Corp.	1,159
52	CyrusOne, Inc.	3,706
47	Weyerhaeuser Co.	1,585

		17,196

	REITs – Health Care — 0.0%
24	Ventas, Inc.	1,435
13	Welltower, Inc.	1,129

		2,564

	REITs – Hotels — 0.0%
79	Host Hotels & Resorts, Inc.(a)	1,258

	REITs – Mortgage — 0.1%
155	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	8,804

	REITs – Office Property — 0.2%
4	Boston Properties, Inc.	469
172	Corporate Office Properties Trust	5,064
192	Douglas Emmett, Inc.	6,413
263	Easterly Government Properties, Inc.	5,970
86	Kilroy Realty Corp.	5,957

		23,873

	REITs – Shopping Centers — 0.1%
456	Brixmor Property Group, Inc.	10,497

	REITs – Storage — 0.0%
19	Iron Mountain, Inc.	831

	REITs – Warehouse/Industrials — 0.1%
65	ProLogis, Inc.	8,323

	Road & Rail — 0.2%
78	CSX Corp.	2,521
28	Norfolk Southern Corp.	7,219
51	Ryder System, Inc.	3,884
22	Union Pacific Corp.	4,813

		18,437

	Semiconductors & Semiconductor Equipment — 2.0%
39	Advanced Micro Devices, Inc.(a)	4,141
18	Analog Devices, Inc.	3,014
32	Applied Materials, Inc.	4,478
67	Cirrus Logic, Inc.(a)	5,534
115	Cree, Inc.(a)	10,667
35	Enphase Energy, Inc.(a)	6,636
134	First Solar, Inc.(a)	11,529
85	Ichor Holdings Ltd.(a)	4,383
150	Intel Corp.	8,058

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of July 31, 2021 (Unaudited)

Natixis Sustainable Future 2025 Fund – (continued)

Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — continued
6	Lam Research Corp.	$3,824
25	Micron Technology, Inc.(a)	1,940
402	NVIDIA Corp.	78,386
4	NXP Semiconductors NV	826
167	QUALCOMM, Inc.	25,017
50	Silicon Laboratories, Inc.(a)	7,449
54	Texas Instruments, Inc.	10,293
27	Universal Display Corp.	6,331
8	Xilinx, Inc.	1,199

		193,705

	Software — 2.8%
29	Adobe, Inc.(a)	18,027
28	ANSYS, Inc.(a)	10,317
133	Autodesk, Inc.(a)	42,710
36	Blackbaud, Inc.(a)	2,568
51	Bottomline Technologies, Inc.(a)	2,058
8	Citrix Systems, Inc.	806
75	CommVault Systems, Inc.(a)	5,669
18	Fair Isaac Corp.(a)	9,430
179	Microsoft Corp.	50,999
20	NortonLifeLock, Inc.	497
532	Oracle Corp.	46,359
33	Paylocity Holding Corp.(a)	6,846
32	Qualys, Inc.(a)	3,250
131	salesforce.com, Inc.(a)	31,693
55	SPS Commerce, Inc.(a)	5,992
141	Workday, Inc., Class A(a)	33,051

		270,272

	Specialty Retail — 0.8%
110	American Eagle Outfitters, Inc.	3,792
43	Asbury Automotive Group, Inc.(a)	8,835
3	AutoZone, Inc.(a)	4,871
23	Best Buy Co., Inc.	2,584
51	Boot Barn Holdings, Inc.(a)	4,407
20	Five Below, Inc.(a)	3,888
13	GameStop Corp., Class A(a)	2,094
52	Gap, Inc. (The)	1,517
61	Home Depot, Inc. (The)	20,019
26	Lithia Motors, Inc.	9,808
12	Lowe’s Cos., Inc.	2,312
33	Monro, Inc.	1,914
12	TJX Cos., Inc. (The)	826
7	Ulta Beauty, Inc.(a)	2,351
43	Williams-Sonoma, Inc.	6,523

		75,741

	Technology Hardware, Storage & Peripherals — 0.4%
947	Hewlett Packard Enterprise Co.	13,732
582	HP, Inc.	16,802
106	NCR Corp.(a)	4,706
13	Seagate Technology Holdings PLC	1,143

		36,383

	Textiles, Apparel & Luxury Goods — 0.4%
26	Deckers Outdoor Corp.(a)	10,682
788	Under Armour, Inc., Class A(a)	16,115
62	VF Corp.	4,972
102	Wolverine World Wide, Inc.	3,421

		35,190

	Thrifts & Mortgage Finance — 0.1%
143	Mr. Cooper Group, Inc.(a)	5,317

	Trading Companies & Distributors — 0.0%
30	GATX Corp.	2,767

	Water Utilities — 0.2%
31	American Water Works Co., Inc.	5,273
247	Essential Utilities, Inc.	12,133

		17,406

	Wireless Telecommunication Services — 0.1%
68	Shenandoah Telecommunications Co.	3,590
54	T-Mobile US, Inc.(a)	7,777

		11,367

	Total Common Stocks (Identified Cost $2,805,946)	3,674,618

Principal Amount
Bonds and Notes — 17.5%
	Automotive — 0.3%
$14,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	15,858
4,000	Lear Corp., 4.250%, 5/15/2029	4,606
10,000	Toyota Motor Credit Corp., MTN, 2.600%, 1/11/2022	10,105

		30,569

	Banking — 2.6%
18,000	American Express Co., 3.700%, 8/03/2023	19,145
13,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	13,164
14,000	Bank of Montreal, MTN, 1.900%, 8/27/2021	14,016
11,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	11,851
8,000	Bank of Nova Scotia (The), 3.400%, 2/11/2024	8,565
14,000	Citigroup, Inc., 4.600%, 3/09/2026	16,036
5,000	Cooperatieve Rabobank U.A., 3.875%, 2/08/2022	5,095
15,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	16,432
12,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	12,735
16,000	KeyCorp, MTN, 2.550%, 10/01/2029	16,970
8,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028, 144A	8,843
7,000	Morgan Stanley, (fixed rate to 1/23/2029, variable rate thereafter), GMTN, 4.431%, 1/23/2030	8,226
16,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	17,164
9,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	9,504
10,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	10,703
10,000	State Street Corp., 2.400%, 1/24/2030	10,621
16,000	Truist Bank, 3.200%, 4/01/2024	17,115
16,000	Wells Fargo & Co., MTN, 3.000%, 2/19/2025	17,150
15,000	Westpac Banking Corp., 2.350%, 2/19/2025	15,829

		249,164

	Brokerage — 0.3%
14,000	BlackRock, Inc., 2.400%, 4/30/2030	14,900
15,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	15,180

		30,080

	Chemicals — 0.1%
4,000	LYB International Finance BV, 5.250%, 7/15/2043	5,298

	Construction Machinery — 0.3%
18,000	Caterpillar Financial Services Corp., 0.650%, 7/07/2023	18,126
9,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	9,092

		27,218

	Consumer Cyclical Services — 0.1%
14,000	eBay, Inc., 3.800%, 3/09/2022	14,246

	Electric — 0.9%
12,000	Duke Energy Corp., 3.750%, 4/15/2024	12,921
16,000	Entergy Corp., 0.900%, 9/15/2025	15,913

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of July 31, 2021 (Unaudited)

Natixis Sustainable Future 2025 Fund – (continued)

Principal Amount	Description	Value (†)
	Electric — continued
$8,000	Exelon Corp., 4.050%, 4/15/2030	$9,246
16,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	16,436
9,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	9,604
4,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	4,383
13,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	14,260

		82,763

	Finance Companies — 0.1%
8,000	Ares Capital Corp., 3.250%, 7/15/2025	8,481

	Financial Other — 0.1%
13,000	ORIX Corp., 2.900%, 7/18/2022	13,324

	Food & Beverage — 0.5%
16,000	Coca-Cola Co. (The), 1.450%, 6/01/2027	16,340
14,000	General Mills, Inc., 4.000%, 4/17/2025	15,518
14,000	Mondelez International, Inc., 2.750%, 4/13/2030	14,939

		46,797

	Government Owned – No Guarantee — 0.3%
22,000	Federal National Mortgage Association, 6.625%, 11/15/2030	32,174

	Health Insurance — 0.4%
15,000	Anthem, Inc., 4.101%, 3/01/2028	17,286
12,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	17,181

		34,467

	Healthcare — 0.4%
10,000	Cigna Corp., 3.750%, 7/15/2023	10,620
12,000	CVS Health Corp., 4.300%, 3/25/2028	13,894
8,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	8,368
8,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	8,598

		41,480

	Independent Energy — 0.1%
13,000	EQT Corp., 3.000%, 10/01/2022	13,179

	Integrated Energy — 0.5%
14,000	BP Capital Markets PLC, 3.814%, 2/10/2024	15,118
15,000	Exxon Mobil Corp., 2.992%, 3/19/2025	16,104
10,000	Shell International Finance BV, 6.375%, 12/15/2038	14,910

		46,132

	Life Insurance — 0.1%
5,000	Athene Holding Ltd., 6.150%, 4/03/2030	6,418
6,000	Brighthouse Financial, Inc., 3.700%, 6/22/2027	6,627

		13,045

	Media Entertainment — 0.1%
10,000	ViacomCBS, Inc., 4.750%, 5/15/2025	11,332

	Midstream — 0.2%
16,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	17,239

	Mortgage Related — 2.8%
6,921	FHLMC, 3.500%, 8/01/2049	7,326
90,515	FNMA, 2.000%, with various maturities from 2050 to 2051(b)	92,365
85,826	FNMA, 2.500%, with various maturities from 2050 to 2051(b)	89,468
53,890	FNMA, 3.000%, with various maturities from 2034 to 2051(b)	56,562
16,642	FNMA, 3.500%, with various maturities in 2049(b)	17,617
4,196	FNMA, 4.000%, with various maturities from 2049 to 2050(b)	4,479
	Mortgage Related — continued
4,708	FNMA, 4.500%, with various maturities from 2048 to 2049(b)	5,078

		272,895

	Natural Gas — 0.2%
18,000	NiSource, Inc., 0.950%, 8/15/2025	17,902

	Pharmaceuticals — 0.6%
14,000	AbbVie, Inc., 3.600%, 5/14/2025	15,296
14,000	Amgen, Inc., 2.650%, 5/11/2022	14,232
7,000	Biogen, Inc., 2.250%, 5/01/2030	7,130
16,000	Johnson & Johnson, 1.300%, 9/01/2030	15,783
5,000	Viatris, Inc., 3.850%, 6/22/2040, 144A	5,451

		57,892

	Property & Casualty Insurance — 0.2%
13,000	American International Group, Inc., 3.400%, 6/30/2030	14,361
4,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	4,373

		18,734

	Railroads — 0.2%
16,000	CSX Corp., 2.600%, 11/01/2026	17,103

	REITs – Apartments — 0.1%
8,000	Essex Portfolio LP, 3.000%, 1/15/2030	8,561

	REITs – Health Care — 0.1%
8,000	Welltower, Inc., 2.800%, 6/01/2031	8,457

	REITs – Office Property — 0.1%
9,000	Boston Properties LP, 2.750%, 10/01/2026	9,656

	REITs – Retail — 0.1%
4,000	Spirit Realty LP, 2.700%, 2/15/2032	4,050
4,000	VEREIT Operating Partnership LP, 3.400%, 1/15/2028	4,413

		8,463

	Restaurants — 0.1%
14,000	Starbucks Corp., 2.250%, 3/12/2030	14,403

	Retailers — 0.1%
7,000	Amazon.com, Inc., 3.875%, 8/22/2037	8,484

	Technology — 1.1%
12,000	Apple, Inc., 2.500%, 2/09/2025	12,718
10,000	Broadcom, Inc., 4.110%, 9/15/2028	11,285
7,000	HP, Inc., 3.000%, 6/17/2027	7,557
8,000	Intel Corp., 2.450%, 11/15/2029	8,432
15,000	International Business Machines Corp., 4.000%, 6/20/2042	17,828
8,000	NVIDIA Corp., 2.850%, 4/01/2030	8,748
13,000	Oracle Corp., 2.950%, 5/15/2025	13,874
15,000	QUALCOMM, Inc., 1.650%, 5/20/2032	14,633
12,000	VMware, Inc., 2.950%, 8/21/2022	12,289

		107,364

	Treasuries — 3.7%
16,000	U.S. Treasury Bond, 2.250%, 5/15/2041	17,188
13,000	U.S. Treasury Bond, 2.500%, 5/15/2046	14,585
37,000	U.S. Treasury Bond, 2.875%, 11/15/2046	44,438
35,000	U.S. Treasury Bond, 3.000%, 5/15/2045	42,633
23,000	U.S. Treasury Bond, 3.000%, 2/15/2048	28,374
38,000	U.S. Treasury Bond, 3.000%, 2/15/2049	47,101
2,000	U.S. Treasury Bond, 4.375%, 5/15/2041	2,887
57,000	U.S. Treasury Note, 0.375%, 11/30/2025	56,454
32,000	U.S. Treasury Note, 1.625%, 8/31/2022	32,527
67,000	U.S. Treasury Note, 2.125%, 12/31/2022	68,887

		355,074

	Utility Other — 0.1%
7,000	Essential Utilities, Inc., 4.276%, 5/01/2049	8,593

See accompanying notes to financial statements.

|  32

Portfolio of Investments – as of July 31, 2021 (Unaudited)

Natixis Sustainable Future 2025 Fund – (continued)

Principal Amount	Description	Value (†)
	Wireless — 0.2%
$13,000	Vodafone Group PLC, 6.150%, 2/27/2037	$18,190

	Wirelines — 0.4%
7,000	AT&T, Inc., 3.650%, 6/01/2051	7,419
7,000	AT&T, Inc., 5.250%, 3/01/2037	8,894
17,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 1.256%, 5/15/2025(c)	17,492

		33,805

	Total Bonds and Notes (Identified Cost $1,665,542)	1,682,564

Shares
Exchange-Traded Funds — 5.7%
6,817	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $458,536)	542,360

Mutual Funds — 7.6%
13,420	WCM Focused Emerging Markets Fund, Institutional Class	269,749
16,557	WCM Focused International Growth Fund, Institutional Class	465,430

	Total Mutual Funds (Identified Cost $621,018)	735,179

Affiliated Mutual Funds — 27.9%
46,005	Loomis Sayles Inflation Protected Securities Fund, Class N	564,936
67,746	Loomis Sayles Limited Term Government and Agency Fund, Class N	778,407
73,745	Mirova Global Green Bond Fund, Class N	783,168
36,788	Mirova International Sustainable Equity Fund, Class N	549,973

	Total Affiliated Mutual Funds (Identified Cost $2,558,839)	2,676,484

Principal Amount
Short-Term Investments — 3.6%
$342,767	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 7/30/2021 at 0.000% to be repurchased at $342,767 on 8/02/2021 collateralized by $354,500 U.S. Treasury Note, 0.250% due 8/31/2025 valued at $349,992 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $342,767)	342,767

	Total Investments — 100.6% (Identified Cost $8,452,648)	9,653,972
	Other assets less liabilities — (0.6)%	(53,835)

	Net Assets — 100.0%	$9,600,137

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(c)	Variable rate security. Rate as of July 31, 2021 is disclosed.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2021, the value of Rule 144A holdings amounted to $14,294 or 0.1% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Asset Allocation Summary at July 31, 2021 (Unaudited)

Equity	57.3%
Fixed Income	39.7
Short-Term Investments	3.6

Total Investments	100.6
Other assets less liabilities	(0.6)

Net Assets	100.0%

See accompanying notes to financial statements.

33  |

Portfolio of Investments – as of July 31, 2021 (Unaudited)

Natixis Sustainable Future 2030 Fund

Shares	Description	Value (†)
Common Stocks — 43.9% of Net Assets
	Aerospace & Defense — 0.7%
35	Axon Enterprise, Inc.(a)	$6,511
201	Boeing Co. (The)(a)	45,523
79	General Dynamics Corp.	15,486
8	L3Harris Technologies, Inc.	1,814
46	Moog, Inc., Class A	3,582
95	Raytheon Technologies Corp.	8,260

		81,176

	Air Freight & Logistics — 0.3%
172	Expeditors International of Washington, Inc.	22,059
54	United Parcel Service, Inc., Class B	10,334

		32,393

	Airlines — 0.1%
19	Alaska Air Group, Inc.(a)	1,102
103	Delta Air Lines, Inc.(a)	4,110
486	JetBlue Airways Corp.(a)	7,188

		12,400

	Auto Components — 0.1%
15	Aptiv PLC(a)	2,503
23	BorgWarner, Inc.	1,126
330	Dana, Inc.	7,973
45	Visteon Corp.(a)	5,132

		16,734

	Automobiles — 0.3%
489	General Motors Co.(a)	27,795
45	Thor Industries, Inc.	5,326

		33,121

	Banks — 2.0%
236	Ameris Bancorp	11,472
215	Bancorp, Inc. (The)(a)	5,025
231	BancorpSouth Bank	5,960
916	Bank of America Corp.	35,138
494	Citigroup, Inc.	33,404
163	Citizens Financial Group, Inc.	6,872
11	Comerica, Inc.	755
113	Cullen/Frost Bankers, Inc.	12,127
60	Fifth Third Bancorp	2,177
404	Fulton Financial Corp.	6,189
85	Huntington Bancshares, Inc.	1,197
200	International Bancshares Corp.	7,816
232	KeyCorp	4,561
11	M&T Bank Corp.	1,472
274	People’s United Financial, Inc.	4,302
104	PNC Financial Services Group, Inc. (The)	18,971
273	Regions Financial Corp.	5,255
302	Truist Financial Corp.	16,438
309	Trustmark Corp.	9,276
137	U.S. Bancorp	7,609
195	Webster Financial Corp.	9,380
501	Wells Fargo & Co.	23,016
85	Wintrust Financial Corp.	6,069

		234,481

	Beverages — 1.2%
256	Coca-Cola Co. (The)	14,600
106	Constellation Brands, Inc., Class A	23,780
1,066	Keurig Dr Pepper, Inc.	37,534
520	Monster Beverage Corp.(a)	49,046
93	PepsiCo, Inc.	14,596

		139,556

	Biotechnology — 1.4%
58	AbbVie, Inc.	6,745
170	Alnylam Pharmaceuticals, Inc.(a)	30,420
60	Amgen, Inc.	14,493
18	Biogen, Inc.(a)	5,881
135	BioMarin Pharmaceutical, Inc.(a)	10,359
153	CRISPR Therapeutics AG(a)	18,516
42	Gilead Sciences, Inc.	2,868
30	Ligand Pharmaceuticals, Inc.(a)	3,405
111	Regeneron Pharmaceuticals, Inc.(a)	63,782

		156,469

	Building Products — 0.3%
32	Carlisle Cos., Inc.	6,472
35	Carrier Global Corp.	1,934
32	Johnson Controls International PLC	2,286
33	Lennox International, Inc.	10,871
96	Owens Corning	9,231
64	Trex Co., Inc.(a)	6,214

		37,008

	Capital Markets — 3.0%
16	Ameriprise Financial, Inc.	4,121
808	Bank of New York Mellon Corp. (The)	41,475
13	BlackRock, Inc.	11,273
500	Charles Schwab Corp. (The)	33,975
22	CME Group, Inc.	4,667
79	FactSet Research Systems, Inc.	28,225
85	Franklin Resources, Inc.	2,512
79	Goldman Sachs Group, Inc. (The)	29,616
134	Intercontinental Exchange, Inc.	16,057
21	Invesco Ltd.	512
165	Janus Henderson Group PLC	6,904
236	KKR & Co., Inc.	15,047
36	Moody’s Corp.	13,536
32	Morgan Stanley	3,071
42	MSCI, Inc.	25,030
148	Northern Trust Corp.	16,702
50	S&P Global, Inc.	21,436
280	SEI Investments Co.	17,024
522	State Street Corp.	45,487
7	T. Rowe Price Group, Inc.	1,429
39	Virtus Investment Partners, Inc.	10,769

		348,868

	Chemicals — 0.5%
11	Air Products & Chemicals, Inc.	3,201
35	DuPont de Nemours, Inc.	2,627
13	Ecolab, Inc.	2,871
89	HB Fuller Co.	5,751
64	Innospec, Inc.	5,661
66	Linde PLC	20,288
77	Minerals Technologies, Inc.	6,177
9	PPG Industries, Inc.	1,472
11	Sherwin-Williams Co. (The)	3,201
41	Stepan Co.	4,836

		56,085

	Commercial Services & Supplies — 0.2%
76	Healthcare Services Group, Inc.	1,984
46	MSA Safety, Inc.	7,566
9	Republic Services, Inc.	1,065
67	Tetra Tech, Inc.	8,946
94	Viad Corp.(a)	4,310
19	Waste Management, Inc.	2,817

		26,688

See accompanying notes to financial statements.

|  34

Portfolio of Investments – as of July 31, 2021 (Unaudited)

Natixis Sustainable Future 2030 Fund – (continued)

Shares	Description	Value (†)
	Communications Equipment — 0.5%
42	Arista Networks, Inc.(a)	$15,976
109	Ciena Corp.(a)	6,337
537	Cisco Systems, Inc.	29,734
9	F5 Networks, Inc.(a)	1,859
62	Lumentum Holdings, Inc.(a)	5,207

		59,113

	Construction & Engineering — 0.1%
207	AECOM(a)	13,033

	Consumer Finance — 1.2%
949	Ally Financial, Inc.	48,741
206	American Express Co.	35,129
298	Capital One Financial Corp.	48,187
54	Green Dot Corp., Class A(a)	2,488
50	PROG Holdings, Inc.	2,188

		136,733

	Containers & Packaging — 0.1%
73	Ball Corp.	5,904
60	International Paper Co.	3,466

		9,370

	Distributors — 0.1%
47	Genuine Parts Co.	5,965

	Diversified Telecommunication Services — 0.2%
223	AT&T, Inc.	6,255
1,275	Lumen Technologies, Inc.	15,899

		22,154

	Electric Utilities — 0.5%
158	American Electric Power Co., Inc.	13,923
223	Edison International	12,153
39	Eversource Energy	3,365
60	IDACORP, Inc.	6,327
219	NextEra Energy, Inc.	17,060
44	PPL Corp.	1,248

		54,076

	Electrical Equipment — 0.4%
22	Acuity Brands, Inc.	3,858
54	Eaton Corp. PLC	8,535
42	Hubbell, Inc.	8,419
367	Plug Power, Inc.(a)	10,012
35	Rockwell Automation, Inc.	10,760
64	Sunrun, Inc.(a)	3,390

		44,974

	Electronic Equipment, Instruments & Components — 0.7%
22	Amphenol Corp., Class A	1,595
107	Avnet, Inc.	4,421
115	Cognex Corp.	10,397
26	Coherent, Inc.(a)	6,394
46	Corning, Inc.	1,926
139	Itron, Inc.(a)	13,708
23	Littelfuse, Inc.	6,118
21	Rogers Corp.(a)	4,003
147	TE Connectivity Ltd.	21,678
194	Vishay Intertechnology, Inc.	4,293

		74,533

	Energy Equipment & Services — 0.3%
865	Archrock, Inc.	7,448
138	Baker Hughes Co.	2,931
258	ChampionX Corp.(a)	5,996
89	NOV, Inc.(a)	1,229
741	Schlumberger NV	21,363

		38,967

	Entertainment — 0.9%
43	Activision Blizzard, Inc.	3,595
100	Cinemark Holdings, Inc.(a)	1,553
75	Electronic Arts, Inc.	10,797
56	Netflix, Inc.(a)	28,984
339	Walt Disney Co. (The)(a)	59,671

		104,600

	Food & Staples Retailing — 0.2%
84	BJ’s Wholesale Club Holdings, Inc.(a)	4,254
4	Costco Wholesale Corp.	1,719
91	Kroger Co. (The)	3,704
261	SpartanNash Co.	5,076
16	Sysco Corp.	1,187
78	Walgreens Boots Alliance, Inc.	3,678

		19,618

	Food Products — 0.3%
86	Campbell Soup Co.	3,760
24	Conagra Brands, Inc.	804
111	Darling Ingredients, Inc.(a)	7,667
64	General Mills, Inc.	3,767
114	Hain Celestial Group, Inc. (The)(a)	4,550
87	Hormel Foods Corp.	4,035
58	Ingredion, Inc.	5,093
18	J.M. Smucker Co. (The)	2,360
33	Kellogg Co.	2,091
16	McCormick & Co., Inc.	1,346

		35,473

	Gas Utilities — 0.2%
115	New Jersey Resources Corp.	4,430
65	ONE Gas, Inc.	4,796
129	South Jersey Industries, Inc.	3,247
148	UGI Corp.	6,806

		19,279

	Health Care Equipment & Supplies — 0.9%
58	Abbott Laboratories	7,017
12	Baxter International, Inc.	928
10	Becton Dickinson & Co.	2,557
48	Boston Scientific Corp.(a)	2,189
9	Cooper Cos., Inc. (The)	3,796
26	Danaher Corp.	7,735
19	DENTSPLY SIRONA, Inc.	1,255
58	Edwards Lifesciences Corp.(a)	6,512
65	Globus Medical, Inc., Class A(a)	5,406
31	Haemonetics Corp.(a)	1,884
60	Hill-Rom Holdings, Inc.	8,308
32	Hologic, Inc.(a)	2,401
18	Intuitive Surgical, Inc.(a)	17,846
44	Medtronic PLC	5,778
140	Meridian Bioscience, Inc.(a)	2,870
47	Merit Medical Systems, Inc.(a)	3,294
32	Penumbra, Inc.(a)	8,519
17	Quidel Corp.(a)	2,405
29	STAAR Surgical Co.(a)	3,710
8	STERIS PLC	1,744
11	Stryker Corp.	2,980

		99,134

	Health Care Providers & Services — 1.6%
22	Amedisys, Inc.(a)	5,734
28	Anthem, Inc.	10,752
165	Centene Corp.(a)	11,321
15	Chemed Corp.	7,140
35	Cigna Corp.	8,032

See accompanying notes to financial statements.

35  |

Portfolio of Investments – as of July 31, 2021 (Unaudited)

Natixis Sustainable Future 2030 Fund – (continued)

Shares	Description	Value (†)
	Health Care Providers & Services — continued
220	CVS Health Corp.	$18,119
59	Encompass Health Corp.	4,912
178	HCA Healthcare, Inc.	44,180
37	Henry Schein, Inc.(a)	2,966
71	Humana, Inc.	30,236
28	Laboratory Corp. of America Holdings(a)	8,292
237	MEDNAX, Inc.(a)	6,901
102	Patterson Cos., Inc.	3,175
43	Quest Diagnostics, Inc.	6,097
161	Select Medical Holdings Corp.	6,352
31	UnitedHealth Group, Inc.	12,779

		186,988

	Health Care Technology — 0.2%
377	Allscripts Healthcare Solutions, Inc.(a)	6,439
163	Cerner Corp.	13,104

		19,543

	Hotels, Restaurants & Leisure — 1.4%
14	Booking Holdings, Inc.(a)	30,495
4	Chipotle Mexican Grill, Inc.(a)	7,454
9	Expedia Group, Inc.(a)	1,448
184	Hilton Worldwide Holdings, Inc.(a)	24,187
70	Jack in the Box, Inc.	7,620
21	McDonald’s Corp.	5,097
20	Royal Caribbean Cruises Ltd.(a)	1,537
79	Shake Shack, Inc., Class A(a)	7,943
114	Six Flags Entertainment Corp.(a)	4,737
265	Starbucks Corp.	32,179
234	Wendy’s Co. (The)	5,431
266	Yum China Holdings, Inc.	16,542
94	Yum! Brands, Inc.	12,351

		157,021

	Household Durables — 0.3%
183	KB Home	7,766
139	Meritage Homes Corp.(a)	15,093
250	Taylor Morrison Home Corp.(a)	6,705

		29,564

	Household Products — 0.4%
9	Clorox Co. (The)	1,628
260	Colgate-Palmolive Co.	20,670
140	Kimberly-Clark Corp.	19,001

		41,299

	Independent Power & Renewable Electricity Producers — 0.2%
100	AES Corp. (The)	2,370
183	NextEra Energy Partners LP	14,188
78	Ormat Technologies, Inc.	5,440
123	Sunnova Energy International, Inc.(a)	4,686

		26,684

	Industrial Conglomerates — 0.2%
1,716	General Electric Co.	22,222
10	Honeywell International, Inc.	2,338

		24,560

	Insurance — 1.2%
35	Aflac, Inc.	1,925
47	Allstate Corp. (The)	6,112
517	American International Group, Inc.	24,480
86	Chubb Ltd.	14,512
107	First American Financial Corp.	7,202
40	Hanover Insurance Group, Inc. (The)	5,436
146	Hartford Financial Services Group, Inc. (The)	9,289
18	Lincoln National Corp.	1,109
	Insurance — continued
50	Marsh & McLennan Cos., Inc.	7,361
323	MetLife, Inc.	18,637
76	Prudential Financial, Inc.	7,621
268	Reinsurance Group of America, Inc.	29,528
38	Travelers Cos., Inc. (The)	5,659

		138,871

	Interactive Media & Services — 2.4%
27	Alphabet, Inc., Class A(a)	72,752
32	Alphabet, Inc., Class C(a)	86,542
314	Facebook, Inc., Class A(a)	111,878

		271,172

	Internet & Direct Marketing Retail — 1.6%
240	Alibaba Group Holding Ltd., Sponsored ADR(a)	46,846
24	Amazon.com, Inc.(a)	79,862
654	eBay, Inc.	44,610
8	Etsy, Inc.(a)	1,468
712	Qurate Retail, Inc., Class A	8,444

		181,230

	IT Services — 2.5%
65	Accenture PLC, Class A	20,649
117	Akamai Technologies, Inc.(a)	14,031
164	Automatic Data Processing, Inc.	34,379
62	Cognizant Technology Solutions Corp., Class A	4,559
681	DXC Technology Co.(a)	27,227
225	Fiserv, Inc.(a)	25,900
119	Gartner, Inc.(a)	31,503
98	MasterCard, Inc., Class A	37,822
32	Paychex, Inc.	3,642
17	VeriSign, Inc.(a)	3,678
311	Visa, Inc., Class A	76,627
31	WEX, Inc.(a)	5,882

		285,899

	Leisure Products — 0.0%
133	Callaway Golf Co.(a)	4,213

	Life Sciences Tools & Services — 0.7%
26	Agilent Technologies, Inc.	3,984
23	Bio-Techne Corp.	11,092
73	Illumina, Inc.(a)	36,190
130	NeoGenomics, Inc.(a)	5,993
59	Repligen Corp.(a)	14,496
13	Thermo Fisher Scientific, Inc.	7,020
9	Waters Corp.(a)	3,508

		82,283

	Machinery — 1.3%
75	AGCO Corp.	9,908
86	Caterpillar, Inc.	17,781
44	Chart Industries, Inc.(a)	6,840
70	Cummins, Inc.	16,247
137	Deere & Co.	49,538
17	Illinois Tool Works, Inc.	3,853
101	ITT, Inc.	9,889
122	Kennametal, Inc.	4,423
80	Oshkosh Corp.	9,564
20	Parker-Hannifin Corp.	6,241
23	Proto Labs, Inc.(a)	1,798
95	Terex Corp.	4,552
88	Toro Co. (The)	10,009

		150,643

	Media — 1.0%
6	Cable One, Inc.	11,328
47	Charter Communications, Inc., Class A(a)	34,970

See accompanying notes to financial statements.

|  36

Portfolio of Investments – as of July 31, 2021 (Unaudited)

Natixis Sustainable Future 2030 Fund – (continued)

Shares	Description	Value (†)
	Media — continued
840	Comcast Corp., Class A	$49,417
129	Discovery, Inc., Series A(a)	3,742
31	Discovery, Inc., Series C(a)	841
89	Fox Corp., Class A	3,174
59	Interpublic Group of Cos., Inc. (The)	2,086
104	New York Times Co. (The), Class A	4,553
72	News Corp., Class A	1,773
102	Omnicom Group, Inc.	7,428

		119,312

	Metals & Mining — 0.3%
330	Cleveland-Cliffs, Inc.(a)	8,250
187	Commercial Metals Co.	6,134
16	Nucor Corp.	1,664
80	Reliance Steel & Aluminum Co.	12,572
52	Royal Gold, Inc.	6,319

		34,939

	Multi-Utilities — 0.2%
89	Consolidated Edison, Inc.	6,566
36	DTE Energy Co.	4,223
40	Sempra Energy	5,226
24	WEC Energy Group, Inc.	2,259

		18,274

	Multiline Retail — 0.2%
466	Macy’s, Inc.(a)	7,922
50	Target Corp.	13,053

		20,975

	Oil, Gas & Consumable Fuels — 1.0%
1,023	APA Corp.	19,181
349	ConocoPhillips	19,565
107	Devon Energy Corp.	2,765
186	Diamondback Energy, Inc.	14,346
18	DTE Midstream LLC(a)	763
436	EOG Resources, Inc.	31,767
183	EQT Corp.(a)	3,365
231	Kinder Morgan, Inc.	4,015
415	Marathon Oil Corp.	4,810
93	ONEOK, Inc.	4,833
557	Southwestern Energy Co.(a)	2,624
67	Valero Energy Corp.	4,487
92	World Fuel Services Corp.	3,170

		115,691

	Paper & Forest Products — 0.1%
135	Louisiana-Pacific Corp.	7,484

	Personal Products — 0.0%
4	Estee Lauder Cos., Inc. (The), Class A	1,335

	Pharmaceuticals — 1.1%
78	Bristol-Myers Squibb Co.	5,294
39	Eli Lilly & Co.	9,497
44	Jazz Pharmaceuticals PLC(a)	7,459
256	Merck & Co., Inc.	19,679
332	Novartis AG, Sponsored ADR	30,673
112	Novo Nordisk A/S, Sponsored ADR	10,371
25	Organon & Co.(a)	725
41	Perrigo Co. PLC	1,969
187	Pfizer, Inc.	8,005
589	Roche Holding AG, Sponsored ADR	28,425
8	Zoetis, Inc.	1,622

		123,719

	Professional Services — 0.2%
82	Exponent, Inc.	8,781
	Professional Services — continued
10	IHS Markit Ltd.	1,168
30	Insperity, Inc.	2,972
80	Korn Ferry	5,499
48	ManpowerGroup, Inc.	5,692
32	Nielsen Holdings PLC	758

		24,870

	Real Estate Management & Development — 0.2%
143	CBRE Group, Inc., Class A(a)	13,794
41	Jones Lang LaSalle, Inc.(a)	9,125

		22,919

	REITs – Apartments — 0.2%
148	American Campus Communities, Inc.	7,446
100	Camden Property Trust	14,939
40	Equity Residential	3,365

		25,750

	REITs – Diversified — 0.2%
51	American Tower Corp.	14,423
10	Crown Castle International Corp.	1,931
74	CyrusOne, Inc.	5,274
78	Weyerhaeuser Co.	2,631

		24,259

	REITs – Health Care — 0.0%
42	Ventas, Inc.	2,511
17	Welltower, Inc.	1,476

		3,987

	REITs – Hotels — 0.0%
127	Host Hotels & Resorts, Inc.(a)	2,023

	REITs – Mortgage — 0.1%
194	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	11,019

	REITs – Office Property — 0.3%
7	Boston Properties, Inc.	822
226	Corporate Office Properties Trust	6,653
252	Douglas Emmett, Inc.	8,417
341	Easterly Government Properties, Inc.	7,741
112	Kilroy Realty Corp.	7,758

		31,391

	REITs – Shopping Centers — 0.1%
608	Brixmor Property Group, Inc.	13,996

	REITs – Storage — 0.0%
25	Iron Mountain, Inc.	1,094

	REITs – Warehouse/Industrials — 0.1%
88	ProLogis, Inc.	11,268

	Road & Rail — 0.2%
105	CSX Corp.	3,394
42	Norfolk Southern Corp.	10,829
63	Ryder System, Inc.	4,797
29	Union Pacific Corp.	6,344

		25,364

	Semiconductors & Semiconductor Equipment — 2.3%
53	Advanced Micro Devices, Inc.(a)	5,628
26	Analog Devices, Inc.	4,353
40	Applied Materials, Inc.	5,597
87	Cirrus Logic, Inc.(a)	7,185
145	Cree, Inc.(a)	13,450
47	Enphase Energy, Inc.(a)	8,911
178	First Solar, Inc.(a)	15,315
115	Ichor Holdings Ltd.(a)	5,931

See accompanying notes to financial statements.

37  |

Portfolio of Investments – as of July 31, 2021 (Unaudited)

Natixis Sustainable Future 2030 Fund – (continued)

Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — continued
191	Intel Corp.	$10,261
8	Lam Research Corp.	5,099
42	Micron Technology, Inc.(a)	3,258
536	NVIDIA Corp.	104,515
6	NXP Semiconductors NV	1,238
222	QUALCOMM, Inc.	33,256
65	Silicon Laboratories, Inc.(a)	9,684
78	Texas Instruments, Inc.	14,869
37	Universal Display Corp.	8,676
9	Xilinx, Inc.	1,349

		258,575

	Software — 3.2%
38	Adobe, Inc.(a)	23,622
36	ANSYS, Inc.(a)	13,265
184	Autodesk, Inc.(a)	59,088
49	Blackbaud, Inc.(a)	3,495
67	Bottomline Technologies, Inc.(a)	2,704
13	Citrix Systems, Inc.	1,310
99	CommVault Systems, Inc.(a)	7,483
23	Fair Isaac Corp.(a)	12,050
236	Microsoft Corp.	67,239
40	NortonLifeLock, Inc.	993
718	Oracle Corp.	62,566
43	Paylocity Holding Corp.(a)	8,921
42	Qualys, Inc.(a)	4,266
179	salesforce.com, Inc.(a)	43,305
70	SPS Commerce, Inc.(a)	7,626
208	Workday, Inc., Class A(a)	48,755

		366,688

	Specialty Retail — 0.9%
154	American Eagle Outfitters, Inc.	5,308
57	Asbury Automotive Group, Inc.(a)	11,711
4	AutoZone, Inc.(a)	6,494
29	Best Buy Co., Inc.	3,258
67	Boot Barn Holdings, Inc.(a)	5,790
26	Five Below, Inc.(a)	5,055
18	GameStop Corp., Class A(a)	2,900
60	Gap, Inc. (The)	1,750
84	Home Depot, Inc. (The)	27,568
34	Lithia Motors, Inc.	12,826
17	Lowe’s Cos., Inc.	3,276
41	Monro, Inc.	2,378
17	TJX Cos., Inc. (The)	1,170
10	Ulta Beauty, Inc.(a)	3,358
55	Williams-Sonoma, Inc.	8,344

		101,186

	Technology Hardware, Storage & Peripherals — 0.4%
1,275	Hewlett Packard Enterprise Co.	18,487
791	HP, Inc.	22,836
144	NCR Corp.(a)	6,394
20	Seagate Technology Holdings PLC	1,758

		49,475

	Textiles, Apparel & Luxury Goods — 0.4%
33	Deckers Outdoor Corp.(a)	13,558
1,048	Under Armour, Inc., Class A(a)	21,432
83	VF Corp.	6,657
125	Wolverine World Wide, Inc.	4,192

		45,839

	Thrifts & Mortgage Finance — 0.1%
188	Mr. Cooper Group, Inc.(a)	6,990

	Trading Companies & Distributors — 0.0%
40	GATX Corp.	3,690

	Water Utilities — 0.2%
49	American Water Works Co., Inc.	8,335
316	Essential Utilities, Inc.	15,522

		23,857

	Wireless Telecommunication Services — 0.2%
96	Shenandoah Telecommunications Co.	5,068
86	T-Mobile US, Inc.(a)	12,386

		17,454

	Total Common Stocks (Identified Cost $3,885,999)	5,025,394

Principal Amount
Bonds and Notes — 14.2%
	Automotive — 0.3%
$12,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	13,592
4,000	Lear Corp., 4.250%, 5/15/2029	4,606
11,000	Toyota Motor Credit Corp., MTN, 2.600%, 1/11/2022	11,116

		29,314

	Banking — 2.0%
15,000	American Express Co., 3.700%, 8/03/2023	15,954
13,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	13,164
11,000	Bank of Montreal, MTN, 1.900%, 8/27/2021	11,012
12,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	12,929
7,000	Bank of Nova Scotia (The), 3.400%, 2/11/2024	7,495
12,000	Citigroup, Inc., 4.600%, 3/09/2026	13,745
5,000	Cooperatieve Rabobank U.A., 3.875%, 2/08/2022	5,095
13,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	14,241
13,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	13,796
14,000	KeyCorp, MTN, 2.550%, 10/01/2029	14,849
7,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028, 144A	7,738
6,000	Morgan Stanley, (fixed rate to 1/23/2029, variable rate thereafter), GMTN, 4.431%, 1/23/2030	7,051
14,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	15,018
7,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	7,392
7,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	7,492
10,000	State Street Corp., 2.400%, 1/24/2030	10,620
14,000	Truist Bank, 3.200%, 4/01/2024	14,976
14,000	Wells Fargo & Co., MTN, 3.000%, 2/19/2025	15,007
15,000	Westpac Banking Corp., 2.350%, 2/19/2025	15,829

		223,403

	Brokerage — 0.3%
14,000	BlackRock, Inc., 2.400%, 4/30/2030	14,900
19,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	19,227

		34,127

	Chemicals — 0.0%
4,000	LYB International Finance BV, 5.250%, 7/15/2043	5,298

	Construction Machinery — 0.2%
16,000	Caterpillar Financial Services Corp., 0.650%, 7/07/2023	16,112
8,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	8,082

		24,194

	Consumer Cyclical Services — 0.1%
13,000	eBay, Inc., 3.800%, 3/09/2022	13,229

See accompanying notes to financial statements.

|  38

Portfolio of Investments – as of July 31, 2021 (Unaudited)

Natixis Sustainable Future 2030 Fund – (continued)

Principal Amount	Description	Value (†)
	Electric — 0.7%
$13,000	Duke Energy Corp., 3.750%, 4/15/2024	$13,998
16,000	Entergy Corp., 0.900%, 9/15/2025	15,913
8,000	Exelon Corp., 4.050%, 4/15/2030	9,246
15,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	15,409
11,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	11,739
5,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	5,478
13,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	14,260

		86,043

	Finance Companies — 0.1%
8,000	Ares Capital Corp., 3.250%, 7/15/2025	8,481

	Financial Other — 0.1%
13,000	ORIX Corp., 2.900%, 7/18/2022	13,324

	Food & Beverage — 0.4%
15,000	Coca-Cola Co. (The), 1.450%, 6/01/2027	15,318
15,000	General Mills, Inc., 4.000%, 4/17/2025	16,627
14,000	Mondelez International, Inc., 2.750%, 4/13/2030	14,939

		46,884

	Government Owned – No Guarantee — 0.3%
21,000	Federal National Mortgage Association, 6.625%, 11/15/2030	30,711

	Health Insurance — 0.3%
13,000	Anthem, Inc., 4.101%, 3/01/2028	14,982
10,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	14,317

		29,299

	Healthcare — 0.3%
3,000	Cigna Corp., 3.750%, 7/15/2023	3,186
10,000	CVS Health Corp., 4.300%, 3/25/2028	11,579
8,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	8,367
7,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	7,523

		30,655

	Independent Energy — 0.1%
12,000	EQT Corp., 3.000%, 10/01/2022	12,165

	Integrated Energy — 0.4%
12,000	BP Capital Markets PLC, 3.814%, 2/10/2024	12,958
15,000	Exxon Mobil Corp., 2.992%, 3/19/2025	16,105
10,000	Shell International Finance BV, 6.375%, 12/15/2038	14,910

		43,973

	Life Insurance — 0.1%
4,000	Athene Holding Ltd., 6.150%, 4/03/2030	5,134
5,000	Brighthouse Financial, Inc., 3.700%, 6/22/2027	5,522

		10,656

	Media Entertainment — 0.1%
10,000	ViacomCBS, Inc., 4.750%, 5/15/2025	11,332

	Midstream — 0.1%
13,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	14,007

	Mortgage Related — 2.3%
3,424	FHLMC, 3.000%, 6/01/2049	3,585
86,584	FNMA, 2.000%, with various maturities from 2050 to 2051(b)	88,354
82,241	FNMA, 2.500%, with various maturities from 2050 to 2051(b)	85,730
54,155	FNMA, 3.000%, with various maturities from 2034 to 2051(b)	56,859
18,781	FNMA, 3.500%, with various maturities in 2049(b)	19,885
4,700	FNMA, 4.000%, with various maturities from 2049 to 2050(b)	5,017
	Mortgage Related — continued
4,796	FNMA, 4.500%, with various maturities from 2048 to 2049(b)	5,174

		264,604

	Natural Gas — 0.1%
16,000	NiSource, Inc., 0.950%, 8/15/2025	15,913

	Pharmaceuticals — 0.5%
14,000	AbbVie, Inc., 3.600%, 5/14/2025	15,296
11,000	Amgen, Inc., 2.650%, 5/11/2022	11,183
7,000	Biogen, Inc., 2.250%, 5/01/2030	7,130
15,000	Johnson & Johnson, 1.300%, 9/01/2030	14,796
5,000	Viatris, Inc., 3.850%, 6/22/2040, 144A	5,451

		53,856

	Property & Casualty Insurance — 0.2%
13,000	American International Group, Inc., 3.400%, 6/30/2030	14,361
4,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	4,373

		18,734

	Railroads — 0.1%
14,000	CSX Corp., 2.600%, 11/01/2026	14,966

	REITs – Apartments — 0.1%
8,000	Essex Portfolio LP, 3.000%, 1/15/2030	8,561

	REITs – Health Care — 0.1%
8,000	Welltower, Inc., 2.800%, 6/01/2031	8,456

	REITs – Office Property — 0.1%
7,000	Boston Properties LP, 2.750%, 10/01/2026	7,510

	REITs – Retail — 0.1%
5,000	Spirit Realty LP, 2.700%, 2/15/2032	5,063
4,000	VEREIT Operating Partnership LP, 3.400%, 1/15/2028	4,413

		9,476

	Restaurants — 0.1%
15,000	Starbucks Corp., 2.250%, 3/12/2030	15,432

	Retailers — 0.1%
9,000	Amazon.com, Inc., 3.875%, 8/22/2037	10,908

	Technology — 0.9%
13,000	Apple, Inc., 2.500%, 2/09/2025	13,778
8,000	Broadcom, Inc., 4.110%, 9/15/2028	9,028
8,000	HP, Inc., 3.000%, 6/17/2027	8,636
8,000	Intel Corp., 2.450%, 11/15/2029	8,431
14,000	International Business Machines Corp., 4.000%, 6/20/2042	16,640
7,000	NVIDIA Corp., 2.850%, 4/01/2030	7,654
14,000	Oracle Corp., 2.950%, 5/15/2025	14,942
15,000	QUALCOMM, Inc., 1.650%, 5/20/2032	14,633
12,000	VMware, Inc., 2.950%, 8/21/2022	12,289

		106,031

	Treasuries — 3.1%
16,000	U.S. Treasury Bond, 2.250%, 5/15/2041	17,188
14,000	U.S. Treasury Bond, 2.500%, 5/15/2046	15,707
34,000	U.S. Treasury Bond, 2.875%, 11/15/2046	40,835
38,000	U.S. Treasury Bond, 3.000%, 5/15/2045	46,287
19,000	U.S. Treasury Bond, 3.000%, 2/15/2048	23,440
33,000	U.S. Treasury Bond, 3.000%, 2/15/2049	40,903
56,000	U.S. Treasury Note, 0.375%, 11/30/2025	55,464
32,000	U.S. Treasury Note, 1.625%, 8/31/2022	32,527
79,000	U.S. Treasury Note, 2.125%, 12/31/2022	81,225

		353,576

	Utility Other — 0.1%
9,000	Essential Utilities, Inc., 4.276%, 5/01/2049	11,048

See accompanying notes to financial statements.

39  |

Portfolio of Investments – as of July 31, 2021 (Unaudited)

Natixis Sustainable Future 2030 Fund – (continued)

Principal Amount	Description	Value (†)
	Wireless — 0.1%
$12,000	Vodafone Group PLC, 6.150%, 2/27/2037	$16,791

	Wirelines — 0.3%
7,000	AT&T, Inc., 3.650%, 6/01/2051	7,419
7,000	AT&T, Inc., 5.250%, 3/01/2037	8,895
19,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 1.256%, 5/15/2025(c)	19,549

		35,863

	Total Bonds and Notes (Identified Cost $1,589,053)	1,618,820

Shares
Exchange-Traded Funds — 6.9%
9,940	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $677,884)	790,826

Mutual Funds — 7.8%
16,892	WCM Focused Emerging Markets Fund, Institutional Class	339,531
19,567	WCM Focused International Growth Fund, Institutional Class	550,028

	Total Mutual Funds (Identified Cost $752,973)	889,559

Affiliated Mutual Funds — 23.9%
47,210	Loomis Sayles Inflation Protected Securities Fund, Class N	579,734
51,841	Loomis Sayles Limited Term Government and Agency Fund, Class N	595,650
72,012	Mirova Global Green Bond Fund, Class N	764,765
53,287	Mirova International Sustainable Equity Fund, Class N	796,636

	Total Affiliated Mutual Funds (Identified Cost $2,570,594)	2,736,785

Principal Amount
Short-Term Investments — 3.6%
$415,609	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 7/30/2021 at 0.000% to be repurchased at $415,609 on 8/02/2021 collateralized by $429,700 U.S. Treasury Note, 0.250% due 8/31/2025 valued at $424,235 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $415,609)	415,609

	Total Investments — 100.3% (Identified Cost $9,892,112)	11,476,993
	Other assets less liabilities — (0.3)%	(39,948)

	Net Assets — 100.0%	$11,437,045

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(c)	Variable rate security. Rate as of July 31, 2021 is disclosed.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2021, the value of Rule 144A holdings amounted to $13,189 or 0.1% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Asset Allocation Summary at July 31, 2021 (Unaudited)

Equity	65.5%
Fixed Income	31.2
Short-Term Investments	3.6

Total Investments	100.3
Other assets less liabilities	(0.3)

Net Assets	100.0%

See accompanying notes to financial statements.

|  40

Portfolio of Investments – as of July 31, 2021 (Unaudited)

Natixis Sustainable Future 2035 Fund

Shares	Description	Value (†)
Common Stocks — 50.7% of Net Assets
	Aerospace & Defense — 0.8%
34	Axon Enterprise, Inc.(a)	$6,325
195	Boeing Co. (The)(a)	44,164
79	General Dynamics Corp.	15,486
6	L3Harris Technologies, Inc.	1,360
48	Moog, Inc., Class A	3,738
91	Raytheon Technologies Corp.	7,912

		78,985

	Air Freight & Logistics — 0.3%
175	Expeditors International of Washington, Inc.	22,444
48	United Parcel Service, Inc., Class B	9,185

		31,629

	Airlines — 0.1%
18	Alaska Air Group, Inc.(a)	1,045
98	Delta Air Lines, Inc.(a)	3,910
498	JetBlue Airways Corp.(a)	7,365

		12,320

	Auto Components — 0.2%
14	Aptiv PLC(a)	2,336
24	BorgWarner, Inc.	1,176
338	Dana, Inc.	8,166
45	Visteon Corp.(a)	5,132

		16,810

	Automobiles — 0.3%
492	General Motors Co.(a)	27,965
47	Thor Industries, Inc.	5,563

		33,528

	Banks — 2.4%
241	Ameris Bancorp	11,715
224	Bancorp, Inc. (The)(a)	5,235
233	BancorpSouth Bank	6,011
887	Bank of America Corp.	34,025
497	Citigroup, Inc.	33,607
170	Citizens Financial Group, Inc.	7,167
14	Comerica, Inc.	961
113	Cullen/Frost Bankers, Inc.	12,127
74	Fifth Third Bancorp	2,685
408	Fulton Financial Corp.	6,251
115	Huntington Bancshares, Inc.	1,619
207	International Bancshares Corp.	8,090
247	KeyCorp	4,856
14	M&T Bank Corp.	1,874
261	People’s United Financial, Inc.	4,098
95	PNC Financial Services Group, Inc. (The)	17,329
285	Regions Financial Corp.	5,486
298	Truist Financial Corp.	16,220
320	Trustmark Corp.	9,606
142	U.S. Bancorp	7,887
195	Webster Financial Corp.	9,380
504	Wells Fargo & Co.	23,154
87	Wintrust Financial Corp.	6,212

		235,595

	Beverages — 1.4%
234	Coca-Cola Co. (The)	13,345
107	Constellation Brands, Inc., Class A	24,005
1,053	Keurig Dr Pepper, Inc.	37,076
513	Monster Beverage Corp.(a)	48,386
84	PepsiCo, Inc.	13,184

		135,996

	Biotechnology — 1.6%
58	AbbVie, Inc.	6,746
174	Alnylam Pharmaceuticals, Inc.(a)	31,136
55	Amgen, Inc.	13,285
18	Biogen, Inc.(a)	5,881
129	BioMarin Pharmaceutical, Inc.(a)	9,898
158	CRISPR Therapeutics AG(a)	19,121
45	Gilead Sciences, Inc.	3,073
30	Ligand Pharmaceuticals, Inc.(a)	3,405
105	Regeneron Pharmaceuticals, Inc.(a)	60,334

		152,879

	Building Products — 0.4%
33	Carlisle Cos., Inc.	6,674
45	Carrier Global Corp.	2,486
41	Johnson Controls International PLC	2,928
33	Lennox International, Inc.	10,871
100	Owens Corning	9,616
65	Trex Co., Inc.(a)	6,312

		38,887

	Capital Markets — 3.5%
14	Ameriprise Financial, Inc.	3,606
804	Bank of New York Mellon Corp. (The)	41,269
11	BlackRock, Inc.	9,539
501	Charles Schwab Corp. (The)	34,043
20	CME Group, Inc.	4,243
72	FactSet Research Systems, Inc.	25,724
81	Franklin Resources, Inc.	2,394
79	Goldman Sachs Group, Inc. (The)	29,616
135	Intercontinental Exchange, Inc.	16,177
25	Invesco Ltd.	610
166	Janus Henderson Group PLC	6,945
240	KKR & Co., Inc.	15,302
36	Moody’s Corp.	13,536
31	Morgan Stanley	2,975
41	MSCI, Inc.	24,434
149	Northern Trust Corp.	16,815
50	S&P Global, Inc.	21,436
283	SEI Investments Co.	17,206
520	State Street Corp.	45,313
8	T. Rowe Price Group, Inc.	1,633
40	Virtus Investment Partners, Inc.	11,045

		343,861

	Chemicals — 0.6%
10	Air Products & Chemicals, Inc.	2,910
35	DuPont de Nemours, Inc.	2,627
12	Ecolab, Inc.	2,650
90	HB Fuller Co.	5,816
66	Innospec, Inc.	5,838
60	Linde PLC	18,443
75	Minerals Technologies, Inc.	6,017
12	PPG Industries, Inc.	1,962
10	Sherwin-Williams Co. (The)	2,910
43	Stepan Co.	5,072

		54,245

	Commercial Services & Supplies — 0.3%
74	Healthcare Services Group, Inc.	1,932
46	MSA Safety, Inc.	7,566
8	Republic Services, Inc.	947
68	Tetra Tech, Inc.	9,079
98	Viad Corp.(a)	4,493
18	Waste Management, Inc.	2,669

		26,686

See accompanying notes to financial statements.

41  |

Portfolio of Investments – as of July 31, 2021 (Unaudited)

Natixis Sustainable Future 2035 Fund – (continued)

Shares	Description	Value (†)
	Communications Equipment — 0.6%
43	Arista Networks, Inc.(a)	$16,357
110	Ciena Corp.(a)	6,396
544	Cisco Systems, Inc.	30,121
8	F5 Networks, Inc.(a)	1,652
62	Lumentum Holdings, Inc.(a)	5,207

		59,733

	Construction & Engineering — 0.1%
208	AECOM(a)	13,096

	Consumer Finance — 1.4%
919	Ally Financial, Inc.	47,200
200	American Express Co.	34,106
300	Capital One Financial Corp.	48,510
59	Green Dot Corp., Class A(a)	2,718
53	PROG Holdings, Inc.	2,320

		134,854

	Containers & Packaging — 0.1%
70	Ball Corp.	5,662
56	International Paper Co.	3,234

		8,896

	Distributors — 0.1%
45	Genuine Parts Co.	5,711

	Diversified Telecommunication Services — 0.2%
224	AT&T, Inc.	6,283
1,280	Lumen Technologies, Inc.	15,962

		22,245

	Electric Utilities — 0.5%
144	American Electric Power Co., Inc.	12,689
229	Edison International	12,481
38	Eversource Energy	3,278
61	IDACORP, Inc.	6,432
219	NextEra Energy, Inc.	17,060
48	PPL Corp.	1,362

		53,302

	Electrical Equipment — 0.5%
24	Acuity Brands, Inc.	4,209
55	Eaton Corp. PLC	8,693
43	Hubbell, Inc.	8,620
359	Plug Power, Inc.(a)	9,793
35	Rockwell Automation, Inc.	10,760
70	Sunrun, Inc.(a)	3,708

		45,783

	Electronic Equipment, Instruments & Components — 0.8%
28	Amphenol Corp., Class A	2,030
116	Avnet, Inc.	4,793
120	Cognex Corp.	10,849
26	Coherent, Inc.(a)	6,394
46	Corning, Inc.	1,926
144	Itron, Inc.(a)	14,201
23	Littelfuse, Inc.	6,118
22	Rogers Corp.(a)	4,193
148	TE Connectivity Ltd.	21,826
209	Vishay Intertechnology, Inc.	4,625

		76,955

	Energy Equipment & Services — 0.4%
892	Archrock, Inc.	7,680
131	Baker Hughes Co.	2,783
268	ChampionX Corp.(a)	6,228
87	NOV, Inc.(a)	1,202
704	Schlumberger NV	20,296

		38,189

	Entertainment — 1.0%
43	Activision Blizzard, Inc.	3,596
100	Cinemark Holdings, Inc.(a)	1,553
74	Electronic Arts, Inc.	10,653
55	Netflix, Inc.(a)	28,466
322	Walt Disney Co. (The)(a)	56,679

		100,947

	Food & Staples Retailing — 0.2%
87	BJ’s Wholesale Club Holdings, Inc.(a)	4,406
4	Costco Wholesale Corp.	1,719
86	Kroger Co. (The)	3,500
282	SpartanNash Co.	5,485
20	Sysco Corp.	1,484
74	Walgreens Boots Alliance, Inc.	3,489

		20,083

	Food Products — 0.4%
82	Campbell Soup Co.	3,585
26	Conagra Brands, Inc.	871
111	Darling Ingredients, Inc.(a)	7,667
61	General Mills, Inc.	3,590
121	Hain Celestial Group, Inc. (The)(a)	4,829
82	Hormel Foods Corp.	3,803
61	Ingredion, Inc.	5,356
18	J.M. Smucker Co. (The)	2,360
30	Kellogg Co.	1,901
17	McCormick & Co., Inc.	1,431

		35,393

	Gas Utilities — 0.2%
124	New Jersey Resources Corp.	4,776
72	ONE Gas, Inc.	5,312
136	South Jersey Industries, Inc.	3,423
150	UGI Corp.	6,899

		20,410

	Health Care Equipment & Supplies — 1.0%
60	Abbott Laboratories	7,259
11	Baxter International, Inc.	851
10	Becton Dickinson & Co.	2,558
49	Boston Scientific Corp.(a)	2,234
8	Cooper Cos., Inc. (The)	3,374
27	Danaher Corp.	8,032
16	DENTSPLY SIRONA, Inc.	1,057
59	Edwards Lifesciences Corp.(a)	6,624
65	Globus Medical, Inc., Class A(a)	5,406
33	Haemonetics Corp.(a)	2,006
62	Hill-Rom Holdings, Inc.	8,585
28	Hologic, Inc.(a)	2,101
18	Intuitive Surgical, Inc.(a)	17,846
46	Medtronic PLC	6,040
151	Meridian Bioscience, Inc.(a)	3,096
50	Merit Medical Systems, Inc.(a)	3,504
32	Penumbra, Inc.(a)	8,519
19	Quidel Corp.(a)	2,688
30	STAAR Surgical Co.(a)	3,838
6	STERIS PLC	1,308
11	Stryker Corp.	2,980

		99,906

	Health Care Providers & Services — 1.9%
22	Amedisys, Inc.(a)	5,734
26	Anthem, Inc.	9,984
161	Centene Corp.(a)	11,046
15	Chemed Corp.	7,140
35	Cigna Corp.	8,032

See accompanying notes to financial statements.

|  42

Portfolio of Investments – as of July 31, 2021 (Unaudited)

Natixis Sustainable Future 2035 Fund – (continued)

Shares	Description	Value (†)
	Health Care Providers & Services — continued
221	CVS Health Corp.	$18,202
59	Encompass Health Corp.	4,912
176	HCA Healthcare, Inc.	43,683
37	Henry Schein, Inc.(a)	2,965
71	Humana, Inc.	30,236
26	Laboratory Corp. of America Holdings(a)	7,700
247	MEDNAX, Inc.(a)	7,193
107	Patterson Cos., Inc.	3,331
41	Quest Diagnostics, Inc.	5,814
167	Select Medical Holdings Corp.	6,588
31	UnitedHealth Group, Inc.	12,779

		185,339

	Health Care Technology — 0.2%
392	Allscripts Healthcare Solutions, Inc.(a)	6,695
164	Cerner Corp.	13,184

		19,879

	Hotels, Restaurants & Leisure — 1.6%
15	Booking Holdings, Inc.(a)	32,674
3	Chipotle Mexican Grill, Inc.(a)	5,590
12	Expedia Group, Inc.(a)	1,931
185	Hilton Worldwide Holdings, Inc.(a)	24,318
73	Jack in the Box, Inc.	7,947
20	McDonald’s Corp.	4,854
25	Royal Caribbean Cruises Ltd.(a)	1,922
82	Shake Shack, Inc., Class A(a)	8,244
118	Six Flags Entertainment Corp.(a)	4,903
277	Starbucks Corp.	33,636
233	Wendy’s Co. (The)	5,408
286	Yum China Holdings, Inc.	17,786
96	Yum! Brands, Inc.	12,614

		161,827

	Household Durables — 0.3%
187	KB Home	7,936
140	Meritage Homes Corp.(a)	15,201
252	Taylor Morrison Home Corp.(a)	6,759

		29,896

	Household Products — 0.4%
9	Clorox Co. (The)	1,628
256	Colgate-Palmolive Co.	20,352
137	Kimberly-Clark Corp.	18,594

		40,574

	Independent Power & Renewable Electricity Producers — 0.3%
100	AES Corp. (The)	2,370
190	NextEra Energy Partners LP	14,730
78	Ormat Technologies, Inc.	5,440
128	Sunnova Energy International, Inc.(a)	4,877

		27,417

	Industrial Conglomerates — 0.2%
1,727	General Electric Co.	22,365
10	Honeywell International, Inc.	2,338

		24,703

	Insurance — 1.4%
34	Aflac, Inc.	1,870
44	Allstate Corp. (The)	5,722
520	American International Group, Inc.	24,622
78	Chubb Ltd.	13,162
108	First American Financial Corp.	7,269
40	Hanover Insurance Group, Inc. (The)	5,436
151	Hartford Financial Services Group, Inc. (The)	9,607
15	Lincoln National Corp.	924
	Insurance — continued
53	Marsh & McLennan Cos., Inc.	7,803
320	MetLife, Inc.	18,464
71	Prudential Financial, Inc.	7,120
271	Reinsurance Group of America, Inc.	29,859
35	Travelers Cos., Inc. (The)	5,212

		137,070

	Interactive Media & Services — 2.8%
27	Alphabet, Inc., Class A(a)	72,752
32	Alphabet, Inc., Class C(a)	86,541
315	Facebook, Inc., Class A(a)	112,235

		271,528

	Internet & Direct Marketing Retail — 1.8%
228	Alibaba Group Holding Ltd., Sponsored ADR(a)	44,503
23	Amazon.com, Inc.(a)	76,535
652	eBay, Inc.	44,473
8	Etsy, Inc.(a)	1,468
725	Qurate Retail, Inc., Class A	8,598

		175,577

	IT Services — 2.9%
65	Accenture PLC, Class A	20,649
121	Akamai Technologies, Inc.(a)	14,510
157	Automatic Data Processing, Inc.	32,912
59	Cognizant Technology Solutions Corp., Class A	4,338
685	DXC Technology Co.(a)	27,386
227	Fiserv, Inc.(a)	26,130
120	Gartner, Inc.(a)	31,768
97	MasterCard, Inc., Class A	37,436
31	Paychex, Inc.	3,529
16	VeriSign, Inc.(a)	3,462
306	Visa, Inc., Class A	75,395
32	WEX, Inc.(a)	6,072

		283,587

	Leisure Products — 0.0%
143	Callaway Golf Co.(a)	4,530

	Life Sciences Tools & Services — 0.8%
25	Agilent Technologies, Inc.	3,831
22	Bio-Techne Corp.	10,609
66	Illumina, Inc.(a)	32,720
131	NeoGenomics, Inc.(a)	6,039
59	Repligen Corp.(a)	14,496
12	Thermo Fisher Scientific, Inc.	6,480
9	Waters Corp.(a)	3,508

		77,683

	Machinery — 1.5%
78	AGCO Corp.	10,305
79	Caterpillar, Inc.	16,333
44	Chart Industries, Inc.(a)	6,840
71	Cummins, Inc.	16,479
123	Deere & Co.	44,475
14	Illinois Tool Works, Inc.	3,173
104	ITT, Inc.	10,183
132	Kennametal, Inc.	4,785
82	Oshkosh Corp.	9,803
20	Parker-Hannifin Corp.	6,241
25	Proto Labs, Inc.(a)	1,955
103	Terex Corp.	4,936
91	Toro Co. (The)	10,350

		145,858

	Media — 1.2%
5	Cable One, Inc.	9,440

See accompanying notes to financial statements.

43  |

Portfolio of Investments – as of July 31, 2021 (Unaudited)

Natixis Sustainable Future 2035 Fund – (continued)

Shares	Description	Value (†)
	Media — continued
48	Charter Communications, Inc., Class A(a)	$35,715
836	Comcast Corp., Class A	49,182
136	Discovery, Inc., Series A(a)	3,945
26	Discovery, Inc., Series C(a)	705
90	Fox Corp., Class A	3,209
74	Interpublic Group of Cos., Inc. (The)	2,617
113	New York Times Co. (The), Class A	4,947
91	News Corp., Class A	2,241
105	Omnicom Group, Inc.	7,646

		119,647

	Metals & Mining — 0.4%
332	Cleveland-Cliffs, Inc.(a)	8,300
188	Commercial Metals Co.	6,166
15	Nucor Corp.	1,560
80	Reliance Steel & Aluminum Co.	12,572
51	Royal Gold, Inc.	6,198

		34,796

	Multi-Utilities — 0.2%
87	Consolidated Edison, Inc.	6,418
35	DTE Energy Co.	4,106
40	Sempra Energy	5,226
21	WEC Energy Group, Inc.	1,977

		17,727

	Multiline Retail — 0.2%
481	Macy’s, Inc.(a)	8,177
48	Target Corp.	12,530

		20,707

	Oil, Gas & Consumable Fuels — 1.2%
1,033	APA Corp.	19,369
344	ConocoPhillips	19,285
102	Devon Energy Corp.	2,636
189	Diamondback Energy, Inc.	14,578
17	DTE Midstream LLC(a)	721
439	EOG Resources, Inc.	31,985
186	EQT Corp.(a)	3,420
220	Kinder Morgan, Inc.	3,824
387	Marathon Oil Corp.	4,485
89	ONEOK, Inc.	4,625
616	Southwestern Energy Co.(a)	2,901
63	Valero Energy Corp.	4,219
104	World Fuel Services Corp.	3,584

		115,632

	Paper & Forest Products — 0.1%
139	Louisiana-Pacific Corp.	7,706

	Personal Products — 0.0%
4	Estee Lauder Cos., Inc. (The), Class A	1,335

	Pharmaceuticals — 1.2%
78	Bristol-Myers Squibb Co.	5,294
38	Eli Lilly & Co.	9,253
45	Jazz Pharmaceuticals PLC(a)	7,629
252	Merck & Co., Inc.	19,371
320	Novartis AG, Sponsored ADR	29,565
120	Novo Nordisk A/S, Sponsored ADR	11,112
26	Organon & Co.(a)	754
42	Perrigo Co. PLC	2,017
194	Pfizer, Inc.	8,305
546	Roche Holding AG, Sponsored ADR	26,350
8	Zoetis, Inc.	1,622

		121,272

	Professional Services — 0.3%
84	Exponent, Inc.	8,995
12	IHS Markit Ltd.	1,402
32	Insperity, Inc.	3,170
85	Korn Ferry	5,843
51	ManpowerGroup, Inc.	6,047
43	Nielsen Holdings PLC	1,019

		26,476

	Real Estate Management & Development — 0.2%
145	CBRE Group, Inc., Class A(a)	13,987
42	Jones Lang LaSalle, Inc.(a)	9,348

		23,335

	REITs – Apartments — 0.3%
152	American Campus Communities, Inc.	7,647
101	Camden Property Trust	15,088
38	Equity Residential	3,197

		25,932

	REITs – Diversified — 0.2%
51	American Tower Corp.	14,423
10	Crown Castle International Corp.	1,931
73	CyrusOne, Inc.	5,202
78	Weyerhaeuser Co.	2,631

		24,187

	REITs – Health Care — 0.0%
40	Ventas, Inc.	2,391
19	Welltower, Inc.	1,651

		4,042

	REITs – Hotels — 0.0%
115	Host Hotels & Resorts, Inc.(a)	1,832

	REITs – Mortgage — 0.1%
202	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	11,474

	REITs – Office Property — 0.3%
9	Boston Properties, Inc.	1,056
230	Corporate Office Properties Trust	6,771
259	Douglas Emmett, Inc.	8,651
344	Easterly Government Properties, Inc.	7,809
116	Kilroy Realty Corp.	8,035

		32,322

	REITs – Shopping Centers — 0.1%
613	Brixmor Property Group, Inc.	14,111

	REITs – Storage — 0.0%
25	Iron Mountain, Inc.	1,094

	REITs – Warehouse/Industrials — 0.1%
87	ProLogis, Inc.	11,139

	Road & Rail — 0.3%
111	CSX Corp.	3,588
39	Norfolk Southern Corp.	10,055
65	Ryder System, Inc.	4,950
29	Union Pacific Corp.	6,344

		24,937

	Semiconductors & Semiconductor Equipment — 2.7%
57	Advanced Micro Devices, Inc.(a)	6,053
27	Analog Devices, Inc.	4,520
42	Applied Materials, Inc.	5,877
88	Cirrus Logic, Inc.(a)	7,268
148	Cree, Inc.(a)	13,728
49	Enphase Energy, Inc.(a)	9,290
180	First Solar, Inc.(a)	15,487
115	Ichor Holdings Ltd.(a)	5,931

See accompanying notes to financial statements.

|  44

Portfolio of Investments – as of July 31, 2021 (Unaudited)

Natixis Sustainable Future 2035 Fund – (continued)

Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — continued
198	Intel Corp.	$10,637
7	Lam Research Corp.	4,462
41	Micron Technology, Inc.(a)	3,181
540	NVIDIA Corp.	105,295
6	NXP Semiconductors NV	1,238
228	QUALCOMM, Inc.	34,154
68	Silicon Laboratories, Inc.(a)	10,131
75	Texas Instruments, Inc.	14,296
36	Universal Display Corp.	8,442
9	Xilinx, Inc.	1,349

		261,339

	Software — 3.6%
36	Adobe, Inc.(a)	22,379
37	ANSYS, Inc.(a)	13,633
180	Autodesk, Inc.(a)	57,803
53	Blackbaud, Inc.(a)	3,781
73	Bottomline Technologies, Inc.(a)	2,946
12	Citrix Systems, Inc.	1,209
103	CommVault Systems, Inc.(a)	7,786
23	Fair Isaac Corp.(a)	12,050
228	Microsoft Corp.	64,960
38	NortonLifeLock, Inc.	943
722	Oracle Corp.	62,915
43	Paylocity Holding Corp.(a)	8,921
46	Qualys, Inc.(a)	4,672
172	salesforce.com, Inc.(a)	41,612
71	SPS Commerce, Inc.(a)	7,735
196	Workday, Inc., Class A(a)	45,942

		359,287

	Specialty Retail — 1.0%
153	American Eagle Outfitters, Inc.	5,274
56	Asbury Automotive Group, Inc.(a)	11,506
3	AutoZone, Inc.(a)	4,871
35	Best Buy Co., Inc.	3,932
69	Boot Barn Holdings, Inc.(a)	5,963
28	Five Below, Inc.(a)	5,444
19	GameStop Corp., Class A(a)	3,061
76	Gap, Inc. (The)	2,217
83	Home Depot, Inc. (The)	27,240
35	Lithia Motors, Inc.	13,202
16	Lowe’s Cos., Inc.	3,083
45	Monro, Inc.	2,610
19	TJX Cos., Inc. (The)	1,307
10	Ulta Beauty, Inc.(a)	3,358
57	Williams-Sonoma, Inc.	8,647

		101,715

	Technology Hardware, Storage & Peripherals — 0.5%
1,267	Hewlett Packard Enterprise Co.	18,372
768	HP, Inc.	22,172
145	NCR Corp.(a)	6,438
20	Seagate Technology Holdings PLC	1,758

		48,740

	Textiles, Apparel & Luxury Goods — 0.5%
34	Deckers Outdoor Corp.(a)	13,969
989	Under Armour, Inc., Class A(a)	20,225
86	VF Corp.	6,897
132	Wolverine World Wide, Inc.	4,427

		45,518

	Thrifts & Mortgage Finance — 0.1%
189	Mr. Cooper Group, Inc.(a)	7,027

	Trading Companies & Distributors — 0.0%
44	GATX Corp.	4,059

	Water Utilities — 0.2%
46	American Water Works Co., Inc.	7,825
321	Essential Utilities, Inc.	15,768

		23,593

	Wireless Telecommunication Services — 0.2%
95	Shenandoah Telecommunications Co.	5,015
87	T-Mobile US, Inc.(a)	12,530

		17,545

	Total Common Stocks (Identified Cost $3,924,753)	4,990,918

Principal Amount
Bonds and Notes — 9.9%
	Automotive — 0.2%
$8,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	9,061
2,000	Lear Corp., 4.250%, 5/15/2029	2,303
5,000	Toyota Motor Credit Corp., MTN, 2.600%, 1/11/2022	5,053

		16,417

	Banking — 1.5%
11,000	American Express Co., 3.700%, 8/03/2023	11,699
6,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	6,076
12,000	Bank of Montreal, MTN, 1.900%, 8/27/2021	12,014
7,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	7,542
6,000	Bank of Nova Scotia (The), 3.400%, 2/11/2024	6,424
9,000	Citigroup, Inc., 4.600%, 3/09/2026	10,309
3,000	Cooperatieve Rabobank U.A., 3.875%, 2/08/2022	3,057
8,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	8,763
8,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	8,490
10,000	KeyCorp, MTN, 2.550%, 10/01/2029	10,606
7,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028, 144A	7,738
3,000	Morgan Stanley, (fixed rate to 1/23/2029, variable rate thereafter), GMTN, 4.431%, 1/23/2030	3,525
9,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	9,655
6,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	6,336
5,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	5,352
6,000	State Street Corp., 2.400%, 1/24/2030	6,372
9,000	Truist Bank, 3.200%, 4/01/2024	9,627
9,000	Wells Fargo & Co., MTN, 3.000%, 2/19/2025	9,647
8,000	Westpac Banking Corp., 2.350%, 2/19/2025	8,442

		151,674

	Brokerage — 0.2%
8,000	BlackRock, Inc., 2.400%, 4/30/2030	8,514
10,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	10,120

		18,634

	Chemicals — 0.1%
4,000	LYB International Finance BV, 5.250%, 7/15/2043	5,298

	Construction Machinery — 0.1%
8,000	Caterpillar Financial Services Corp., 0.650%, 7/07/2023	8,056
4,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	4,041

		12,097

	Consumer Cyclical Services — 0.1%
5,000	eBay, Inc., 3.800%, 3/09/2022	5,088

See accompanying notes to financial statements.

45  |

Portfolio of Investments – as of July 31, 2021 (Unaudited)

Natixis Sustainable Future 2035 Fund – (continued)

Principal Amount	Description	Value (†)
	Electric — 0.5%
$9,000	Duke Energy Corp., 3.750%, 4/15/2024	$9,691
10,000	Entergy Corp., 0.900%, 9/15/2025	9,946
7,000	Exelon Corp., 4.050%, 4/15/2030	8,090
9,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	9,245
3,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	3,201
2,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	2,191
8,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	8,776

		51,140

	Finance Companies — 0.1%
6,000	Ares Capital Corp., 3.250%, 7/15/2025	6,361

	Financial Other — 0.1%
12,000	ORIX Corp., 2.900%, 7/18/2022	12,299

	Food & Beverage — 0.3%
10,000	Coca-Cola Co. (The), 1.450%, 6/01/2027	10,212
8,000	General Mills, Inc., 4.000%, 4/17/2025	8,868
8,000	Mondelez International, Inc., 2.750%, 4/13/2030	8,537

		27,617

	Government Owned – No Guarantee — 0.1%
9,000	Federal National Mortgage Association, 6.625%, 11/15/2030	13,162

	Health Insurance — 0.2%
8,000	Anthem, Inc., 4.101%, 3/01/2028	9,220
7,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	10,022

		19,242

	Healthcare — 0.3%
4,000	Cigna Corp., 3.750%, 7/15/2023	4,248
7,000	CVS Health Corp., 4.300%, 3/25/2028	8,105
6,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	6,276
6,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	6,448

		25,077

	Independent Energy — 0.1%
11,000	EQT Corp., 3.000%, 10/01/2022	11,151

	Integrated Energy — 0.2%
6,000	BP Capital Markets PLC, 3.814%, 2/10/2024	6,479
8,000	Exxon Mobil Corp., 2.992%, 3/19/2025	8,589
5,000	Shell International Finance BV, 6.375%, 12/15/2038	7,455

		22,523

	Life Insurance — 0.1%
2,000	Athene Holding Ltd., 6.150%, 4/03/2030	2,567
4,000	Brighthouse Financial, Inc., 3.700%, 6/22/2027	4,418

		6,985

	Media Entertainment — 0.0%
4,000	ViacomCBS, Inc., 4.750%, 5/15/2025	4,533

	Midstream — 0.1%
7,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	7,542

	Mortgage Related — 1.6%
50,690	FNMA, 2.000%, with various maturities from 2050 to 2051(b)	51,726
48,006	FNMA, 2.500%, with various maturities from 2050 to 2051(b)	50,044
36,941	FNMA, 3.000%, with various maturities from 2034 to 2051(b)	38,788
10,534	FNMA, 3.500%, with various maturities in 2049(b)	11,150
2,845	FNMA, 4.000%, with various maturities from 2049 to 2050(b)	3,037
	Mortgage Related — continued
2,487	FNMA, 4.500%, 5/01/2049	2,683

		157,428

	Natural Gas — 0.1%
10,000	NiSource, Inc., 0.950%, 8/15/2025	9,945

	Pharmaceuticals — 0.3%
8,000	AbbVie, Inc., 3.600%, 5/14/2025	8,741
6,000	Amgen, Inc., 2.650%, 5/11/2022	6,100
4,000	Biogen, Inc., 2.250%, 5/01/2030	4,074
10,000	Johnson & Johnson, 1.300%, 9/01/2030	9,864
5,000	Viatris, Inc., 3.850%, 6/22/2040, 144A	5,451

		34,230

	Property & Casualty Insurance — 0.1%
8,000	American International Group, Inc., 3.400%, 6/30/2030	8,838
2,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	2,186

		11,024

	Railroads — 0.1%
8,000	CSX Corp., 2.600%, 11/01/2026	8,552

	REITs – Apartments — 0.0%
4,000	Essex Portfolio LP, 3.000%, 1/15/2030	4,281

	REITs – Health Care — 0.0%
4,000	Welltower, Inc., 2.800%, 6/01/2031	4,228

	REITs – Office Property — 0.1%
6,000	Boston Properties LP, 2.750%, 10/01/2026	6,437

	REITs – Retail — 0.1%
3,000	Spirit Realty LP, 2.700%, 2/15/2032	3,038
2,000	VEREIT Operating Partnership LP, 3.400%, 1/15/2028	2,206

		5,244

	Restaurants — 0.1%
8,000	Starbucks Corp., 2.250%, 3/12/2030	8,230

	Retailers — 0.0%
4,000	Amazon.com, Inc., 3.875%, 8/22/2037	4,848

	Technology — 0.7%
9,000	Apple, Inc., 2.500%, 2/09/2025	9,539
6,000	Broadcom, Inc., 4.110%, 9/15/2028	6,771
5,000	HP, Inc., 3.000%, 6/17/2027	5,397
7,000	Intel Corp., 2.450%, 11/15/2029	7,378
8,000	International Business Machines Corp., 4.000%, 6/20/2042	9,508
7,000	NVIDIA Corp., 2.850%, 4/01/2030	7,654
7,000	Oracle Corp., 2.950%, 5/15/2025	7,471
9,000	QUALCOMM, Inc., 1.650%, 5/20/2032	8,780
11,000	VMware, Inc., 2.950%, 8/21/2022	11,265

		73,763

	Treasuries — 2.0%
9,000	U.S. Treasury Bond, 2.250%, 5/15/2041	9,668
8,000	U.S. Treasury Bond, 2.500%, 5/15/2046	8,976
19,000	U.S. Treasury Bond, 2.875%, 11/15/2046	22,819
24,000	U.S. Treasury Bond, 3.000%, 5/15/2045	29,234
12,000	U.S. Treasury Bond, 3.000%, 2/15/2048	14,804
19,000	U.S. Treasury Bond, 3.000%, 2/15/2049	23,551
31,000	U.S. Treasury Note, 0.375%, 11/30/2025	30,703
15,000	U.S. Treasury Note, 1.625%, 8/31/2022	15,247
40,000	U.S. Treasury Note, 2.125%, 12/31/2022	41,127

		196,129

	Utility Other — 0.1%
8,000	Essential Utilities, Inc., 4.276%, 5/01/2049	9,820

See accompanying notes to financial statements.

|  46

Portfolio of Investments – as of July 31, 2021 (Unaudited)

Natixis Sustainable Future 2035 Fund – (continued)

Principal Amount	Description	Value (†)
	Wireless — 0.1%
$7,000	Vodafone Group PLC, 6.150%, 2/27/2037	$9,795

	Wirelines — 0.2%
5,000	AT&T, Inc., 3.650%, 6/01/2051	5,299
3,000	AT&T, Inc., 5.250%, 3/01/2037	3,812
7,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 1.256%, 5/15/2025(c)	7,203

		16,314

	Total Bonds and Notes (Identified Cost $965,762)	977,108

Shares
Exchange-Traded Funds — 7.9%
9,795	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $677,316)	779,290

Mutual Funds — 8.2%
16,369	WCM Focused Emerging Markets Fund, Institutional Class	329,010
17,033	WCM Focused International Growth Fund, Institutional Class	478,793

	Total Mutual Funds (Identified Cost $690,672)	807,803

Affiliated Mutual Funds — 20.7%
33,310	Loomis Sayles Inflation Protected Securities Fund, Class N	409,044
31,511	Loomis Sayles Limited Term Government and Agency Fund, Class N	362,064
43,910	Mirova Global Green Bond Fund, Class N	466,323
53,237	Mirova International Sustainable Equity Fund, Class N	795,897

	Total Affiliated Mutual Funds (Identified Cost $1,901,973)	2,033,328

Principal Amount
Short-Term Investments — 3.0%
$292,965	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 7/30/2021 at 0.000% to be repurchased at $292,965 on 8/02/2021 collateralized by $303,000 U.S. Treasury Note, 0.250% due 8/31/2025 valued at $299,147 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $292,965)	292,965

	Total Investments — 100.4% (Identified Cost $8,453,441)	9,881,412
	Other assets less liabilities — (0.4)%	(38,440)

	Net Assets — 100.0%	$9,842,972

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(c)	Variable rate security. Rate as of July 31, 2021 is disclosed.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2021, the value of Rule 144A holdings amounted to $13,189 or 0.1% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
Asset Allocation Summary at July 31, 2021 (Unaudited)

Equity	74.9%
Fixed Income	22.5
Short-Term Investments	3.0

Total Investments	100.4
Other assets less liabilities	(0.4)

Net Assets	100.0%

See accompanying notes to financial statements.

47  |

Portfolio of Investments – as of July 31, 2021 (Unaudited)

Natixis Sustainable Future 2040 Fund

Shares	Description	Value (†)
Common Stocks — 56.0% of Net Assets
	Aerospace & Defense — 0.9%
31	Axon Enterprise, Inc.(a)	$5,767
185	Boeing Co. (The)(a)	41,899
74	General Dynamics Corp.	14,506
6	L3Harris Technologies, Inc.	1,360
49	Moog, Inc., Class A	3,816
81	Raytheon Technologies Corp.	7,043

		74,391

	Air Freight & Logistics — 0.3%
151	Expeditors International of Washington, Inc.	19,366
44	United Parcel Service, Inc., Class B	8,420

		27,786

	Airlines — 0.1%
15	Alaska Air Group, Inc.(a)	870
83	Delta Air Lines, Inc.(a)	3,312
447	JetBlue Airways Corp.(a)	6,611

		10,793

	Auto Components — 0.2%
13	Aptiv PLC(a)	2,169
20	BorgWarner, Inc.	980
301	Dana, Inc.	7,272
43	Visteon Corp.(a)	4,904

		15,325

	Automobiles — 0.4%
468	General Motors Co.(a)	26,601
42	Thor Industries, Inc.	4,971

		31,572

	Banks — 2.6%
216	Ameris Bancorp	10,500
196	Bancorp, Inc. (The)(a)	4,581
208	BancorpSouth Bank	5,366
843	Bank of America Corp.	32,338
472	Citigroup, Inc.	31,917
135	Citizens Financial Group, Inc.	5,692
8	Comerica, Inc.	549
101	Cullen/Frost Bankers, Inc.	10,839
65	Fifth Third Bancorp	2,359
365	Fulton Financial Corp.	5,592
74	Huntington Bancshares, Inc.	1,042
185	International Bancshares Corp.	7,230
184	KeyCorp	3,617
12	M&T Bank Corp.	1,606
222	People’s United Financial, Inc.	3,485
87	PNC Financial Services Group, Inc. (The)	15,870
235	Regions Financial Corp.	4,524
269	Truist Financial Corp.	14,642
286	Trustmark Corp.	8,586
128	U.S. Bancorp	7,109
174	Webster Financial Corp.	8,369
478	Wells Fargo & Co.	21,959
76	Wintrust Financial Corp.	5,426

		213,198

	Beverages — 1.6%
212	Coca-Cola Co. (The)	12,090
101	Constellation Brands, Inc., Class A	22,658
998	Keurig Dr Pepper, Inc.	35,140
490	Monster Beverage Corp.(a)	46,217
77	PepsiCo, Inc.	12,085

		128,190

	Biotechnology — 1.7%
56	AbbVie, Inc.	6,513
159	Alnylam Pharmaceuticals, Inc.(a)	28,451
51	Amgen, Inc.	12,319
15	Biogen, Inc.(a)	4,901
124	BioMarin Pharmaceutical, Inc.(a)	9,514
143	CRISPR Therapeutics AG(a)	17,306
38	Gilead Sciences, Inc.	2,595
30	Ligand Pharmaceuticals, Inc.(a)	3,405
100	Regeneron Pharmaceuticals, Inc.(a)	57,461

		142,465

	Building Products — 0.4%
30	Carlisle Cos., Inc.	6,067
31	Carrier Global Corp.	1,713
36	Johnson Controls International PLC	2,571
30	Lennox International, Inc.	9,883
89	Owens Corning	8,558
58	Trex Co., Inc.(a)	5,632

		34,424

	Capital Markets — 3.9%
13	Ameriprise Financial, Inc.	3,348
752	Bank of New York Mellon Corp. (The)	38,600
10	BlackRock, Inc.	8,672
474	Charles Schwab Corp. (The)	32,208
19	CME Group, Inc.	4,030
70	FactSet Research Systems, Inc.	25,010
63	Franklin Resources, Inc.	1,862
76	Goldman Sachs Group, Inc. (The)	28,491
122	Intercontinental Exchange, Inc.	14,619
20	Invesco Ltd.	488
148	Janus Henderson Group PLC	6,192
225	KKR & Co., Inc.	14,346
34	Moody’s Corp.	12,784
26	Morgan Stanley	2,495
37	MSCI, Inc.	22,050
135	Northern Trust Corp.	15,235
48	S&P Global, Inc.	20,579
252	SEI Investments Co.	15,322
488	State Street Corp.	42,524
7	T. Rowe Price Group, Inc.	1,429
35	Virtus Investment Partners, Inc.	9,665

		319,949

	Chemicals — 0.6%
11	Air Products & Chemicals, Inc.	3,201
26	DuPont de Nemours, Inc.	1,951
12	Ecolab, Inc.	2,650
80	HB Fuller Co.	5,170
57	Innospec, Inc.	5,042
55	Linde PLC	16,906
68	Minerals Technologies, Inc.	5,455
11	PPG Industries, Inc.	1,799
11	Sherwin-Williams Co. (The)	3,201
39	Stepan Co.	4,600

		49,975

	Commercial Services & Supplies — 0.3%
71	Healthcare Services Group, Inc.	1,853
41	MSA Safety, Inc.	6,744
9	Republic Services, Inc.	1,066
60	Tetra Tech, Inc.	8,011
86	Viad Corp.(a)	3,943
16	Waste Management, Inc.	2,372

		23,989

See accompanying notes to financial statements.

|  48

Portfolio of Investments – as of July 31, 2021 (Unaudited)

Natixis Sustainable Future 2040 Fund – (continued)

Shares	Description	Value (†)
	Communications Equipment — 0.6%
38	Arista Networks, Inc.(a)	$14,455
98	Ciena Corp.(a)	5,698
487	Cisco Systems, Inc.	26,965
7	F5 Networks, Inc.(a)	1,446
55	Lumentum Holdings, Inc.(a)	4,619

		53,183

	Construction & Engineering — 0.1%
186	AECOM(a)	11,711

	Consumer Finance — 1.6%
873	Ally Financial, Inc.	44,837
189	American Express Co.	32,230
285	Capital One Financial Corp.	46,085
57	Green Dot Corp., Class A(a)	2,626
45	PROG Holdings, Inc.	1,970

		127,748

	Containers & Packaging — 0.1%
60	Ball Corp.	4,853
51	International Paper Co.	2,946

		7,799

	Distributors — 0.1%
39	Genuine Parts Co.	4,950

	Diversified Telecommunication Services — 0.3%
217	AT&T, Inc.	6,087
1,196	Lumen Technologies, Inc.	14,914

		21,001

	Electric Utilities — 0.6%
131	American Electric Power Co., Inc.	11,544
217	Edison International	11,827
32	Eversource Energy	2,761
55	IDACORP, Inc.	5,800
205	NextEra Energy, Inc.	15,969
31	PPL Corp.	879

		48,780

	Electrical Equipment — 0.5%
21	Acuity Brands, Inc.	3,683
48	Eaton Corp. PLC	7,586
38	Hubbell, Inc.	7,618
344	Plug Power, Inc.(a)	9,384
32	Rockwell Automation, Inc.	9,838
68	Sunrun, Inc.(a)	3,602

		41,711

	Electronic Equipment, Instruments & Components — 0.8%
18	Amphenol Corp., Class A	1,305
103	Avnet, Inc.	4,256
106	Cognex Corp.	9,583
23	Coherent, Inc.(a)	5,657
35	Corning, Inc.	1,465
135	Itron, Inc.(a)	13,314
21	Littelfuse, Inc.	5,586
20	Rogers Corp.(a)	3,812
140	TE Connectivity Ltd.	20,646
187	Vishay Intertechnology, Inc.	4,138

		69,762

	Energy Equipment & Services — 0.4%
792	Archrock, Inc.	6,819
103	Baker Hughes Co.	2,188
236	ChampionX Corp.(a)	5,484
96	NOV, Inc.(a)	1,326
	Energy Equipment & Services — continued
682	Schlumberger NV	19,662

		35,479

	Entertainment — 1.1%
36	Activision Blizzard, Inc.	3,010
88	Cinemark Holdings, Inc.(a)	1,367
67	Electronic Arts, Inc.	9,645
52	Netflix, Inc.(a)	26,914
293	Walt Disney Co. (The)(a)	51,574

		92,510

	Food & Staples Retailing — 0.2%
81	BJ’s Wholesale Club Holdings, Inc.(a)	4,102
4	Costco Wholesale Corp.	1,719
77	Kroger Co. (The)	3,134
252	SpartanNash Co.	4,901
15	Sysco Corp.	1,113
64	Walgreens Boots Alliance, Inc.	3,018

		17,987

	Food Products — 0.4%
71	Campbell Soup Co.	3,104
16	Conagra Brands, Inc.	536
99	Darling Ingredients, Inc.(a)	6,838
55	General Mills, Inc.	3,237
107	Hain Celestial Group, Inc. (The)(a)	4,270
72	Hormel Foods Corp.	3,339
54	Ingredion, Inc.	4,742
14	J.M. Smucker Co. (The)	1,836
25	Kellogg Co.	1,584
13	McCormick & Co., Inc.	1,094

		30,580

	Gas Utilities — 0.2%
111	New Jersey Resources Corp.	4,276
62	ONE Gas, Inc.	4,574
133	South Jersey Industries, Inc.	3,347
133	UGI Corp.	6,117

		18,314

	Health Care Equipment & Supplies — 1.1%
56	Abbott Laboratories	6,775
12	Baxter International, Inc.	928
9	Becton Dickinson & Co.	2,302
46	Boston Scientific Corp.(a)	2,098
8	Cooper Cos., Inc. (The)	3,374
23	Danaher Corp.	6,842
16	DENTSPLY SIRONA, Inc.	1,057
56	Edwards Lifesciences Corp.(a)	6,287
58	Globus Medical, Inc., Class A(a)	4,824
32	Haemonetics Corp.(a)	1,945
55	Hill-Rom Holdings, Inc.	7,615
27	Hologic, Inc.(a)	2,026
16	Intuitive Surgical, Inc.(a)	15,863
38	Medtronic PLC	4,990
152	Meridian Bioscience, Inc.(a)	3,116
49	Merit Medical Systems, Inc.(a)	3,434
29	Penumbra, Inc.(a)	7,721
16	Quidel Corp.(a)	2,264
27	STAAR Surgical Co.(a)	3,454
6	STERIS PLC	1,308
10	Stryker Corp.	2,709

		90,932

See accompanying notes to financial statements.

49  |

Portfolio of Investments – as of July 31, 2021 (Unaudited)

Natixis Sustainable Future 2040 Fund – (continued)

Shares	Description	Value (†)
	Health Care Providers & Services — 2.1%
20	Amedisys, Inc.(a)	$5,212
26	Anthem, Inc.	9,984
145	Centene Corp.(a)	9,949
14	Chemed Corp.	6,664
32	Cigna Corp.	7,344
210	CVS Health Corp.	17,296
56	Encompass Health Corp.	4,662
163	HCA Healthcare, Inc.	40,457
28	Henry Schein, Inc.(a)	2,244
67	Humana, Inc.	28,533
23	Laboratory Corp. of America Holdings(a)	6,811
217	MEDNAX, Inc.(a)	6,319
107	Patterson Cos., Inc.	3,331
35	Quest Diagnostics, Inc.	4,963
147	Select Medical Holdings Corp.	5,799
29	UnitedHealth Group, Inc.	11,954

		171,522

	Health Care Technology — 0.2%
345	Allscripts Healthcare Solutions, Inc.(a)	5,893
144	Cerner Corp.	11,576

		17,469

	Hotels, Restaurants & Leisure — 1.8%
13	Booking Holdings, Inc.(a)	28,318
3	Chipotle Mexican Grill, Inc.(a)	5,590
11	Expedia Group, Inc.(a)	1,770
176	Hilton Worldwide Holdings, Inc.(a)	23,135
64	Jack in the Box, Inc.	6,967
17	McDonald’s Corp.	4,126
23	Royal Caribbean Cruises Ltd.(a)	1,768
72	Shake Shack, Inc., Class A(a)	7,239
104	Six Flags Entertainment Corp.(a)	4,321
247	Starbucks Corp.	29,993
209	Wendy’s Co. (The)	4,851
275	Yum China Holdings, Inc.	17,102
95	Yum! Brands, Inc.	12,482

		147,662

	Household Durables — 0.3%
167	KB Home	7,087
125	Meritage Homes Corp.(a)	13,573
225	Taylor Morrison Home Corp.(a)	6,035

		26,695

	Household Products — 0.5%
7	Clorox Co. (The)	1,266
235	Colgate-Palmolive Co.	18,683
129	Kimberly-Clark Corp.	17,508

		37,457

	Independent Power & Renewable Electricity Producers — 0.3%
74	AES Corp. (The)	1,754
179	NextEra Energy Partners LP	13,878
76	Ormat Technologies, Inc.	5,300
105	Sunnova Energy International, Inc.(a)	4,000

		24,932

	Industrial Conglomerates — 0.3%
1,640	General Electric Co.	21,238
8	Honeywell International, Inc.	1,870

		23,108

	Insurance — 1.5%
27	Aflac, Inc.	1,485
38	Allstate Corp. (The)	4,942
	Insurance — continued
494	American International Group, Inc.	23,391
71	Chubb Ltd.	11,981
96	First American Financial Corp.	6,462
36	Hanover Insurance Group, Inc. (The)	4,892
134	Hartford Financial Services Group, Inc. (The)	8,525
15	Lincoln National Corp.	924
47	Marsh & McLennan Cos., Inc.	6,919
306	MetLife, Inc.	17,656
65	Prudential Financial, Inc.	6,518
250	Reinsurance Group of America, Inc.	27,545
31	Travelers Cos., Inc. (The)	4,617

		125,857

	Interactive Media & Services — 3.1%
25	Alphabet, Inc., Class A(a)	67,363
30	Alphabet, Inc., Class C(a)	81,133
296	Facebook, Inc., Class A(a)	105,465

		253,961

	Internet & Direct Marketing Retail — 2.0%
217	Alibaba Group Holding Ltd., Sponsored ADR(a)	42,356
22	Amazon.com, Inc.(a)	73,207
623	eBay, Inc.	42,495
7	Etsy, Inc.(a)	1,285
682	Qurate Retail, Inc., Class A	8,088

		167,431

	IT Services — 3.3%
62	Accenture PLC, Class A	19,696
114	Akamai Technologies, Inc.(a)	13,671
153	Automatic Data Processing, Inc.	32,073
50	Cognizant Technology Solutions Corp., Class A	3,677
644	DXC Technology Co.(a)	25,747
215	Fiserv, Inc.(a)	24,749
114	Gartner, Inc.(a)	30,179
90	MasterCard, Inc., Class A	34,735
27	Paychex, Inc.	3,073
14	VeriSign, Inc.(a)	3,029
289	Visa, Inc., Class A	71,207
28	WEX, Inc.(a)	5,312

		267,148

	Leisure Products — 0.0%
128	Callaway Golf Co.(a)	4,055

	Life Sciences Tools & Services — 0.9%
21	Agilent Technologies, Inc.	3,218
20	Bio-Techne Corp.	9,645
64	Illumina, Inc.(a)	31,728
116	NeoGenomics, Inc.(a)	5,348
52	Repligen Corp.(a)	12,776
12	Thermo Fisher Scientific, Inc.	6,480
8	Waters Corp.(a)	3,118

		72,313

	Machinery — 1.6%
70	AGCO Corp.	9,248
72	Caterpillar, Inc.	14,886
39	Chart Industries, Inc.(a)	6,062
67	Cummins, Inc.	15,551
112	Deere & Co.	40,498
13	Illinois Tool Works, Inc.	2,947
93	ITT, Inc.	9,106
125	Kennametal, Inc.	4,531
73	Oshkosh Corp.	8,727
17	Parker-Hannifin Corp.	5,304

See accompanying notes to financial statements.

|  50

Portfolio of Investments – as of July 31, 2021 (Unaudited)

Natixis Sustainable Future 2040 Fund – (continued)

Shares	Description	Value (†)
	Machinery — continued
21	Proto Labs, Inc.(a)	$1,642
92	Terex Corp.	4,409
81	Toro Co. (The)	9,213

		132,124

	Media — 1.4%
5	Cable One, Inc.	9,440
46	Charter Communications, Inc., Class A(a)	34,226
797	Comcast Corp., Class A	46,887
116	Discovery, Inc., Series A(a)	3,365
18	Discovery, Inc., Series C(a)	488
80	Fox Corp., Class A	2,853
67	Interpublic Group of Cos., Inc. (The)	2,369
100	New York Times Co. (The), Class A	4,378
63	News Corp., Class A	1,552
90	Omnicom Group, Inc.	6,554

		112,112

	Metals & Mining — 0.4%
298	Cleveland-Cliffs, Inc.(a)	7,450
168	Commercial Metals Co.	5,510
12	Nucor Corp.	1,248
71	Reliance Steel & Aluminum Co.	11,158
46	Royal Gold, Inc.	5,590

		30,956

	Multi-Utilities — 0.2%
77	Consolidated Edison, Inc.	5,680
30	DTE Energy Co.	3,520
35	Sempra Energy	4,573
18	WEC Energy Group, Inc.	1,694

		15,467

	Multiline Retail — 0.2%
428	Macy’s, Inc.(a)	7,276
44	Target Corp.	11,486

		18,762

	Oil, Gas & Consumable Fuels — 1.3%
963	APA Corp.	18,056
320	ConocoPhillips	17,939
86	Devon Energy Corp.	2,222
178	Diamondback Energy, Inc.	13,729
15	DTE Midstream LLC(a)	636
417	EOG Resources, Inc.	30,383
184	EQT Corp.(a)	3,384
198	Kinder Morgan, Inc.	3,441
355	Marathon Oil Corp.	4,114
76	ONEOK, Inc.	3,950
591	Southwestern Energy Co.(a)	2,784
54	Valero Energy Corp.	3,616
97	World Fuel Services Corp.	3,343

		107,597

	Paper & Forest Products — 0.1%
123	Louisiana-Pacific Corp.	6,819

	Personal Products — 0.0%
4	Estee Lauder Cos., Inc. (The), Class A	1,335

	Pharmaceuticals — 1.4%
76	Bristol-Myers Squibb Co.	5,158
34	Eli Lilly & Co.	8,279
40	Jazz Pharmaceuticals PLC(a)	6,781
242	Merck & Co., Inc.	18,602
307	Novartis AG, Sponsored ADR	28,364
115	Novo Nordisk A/S, Sponsored ADR	10,649
22	Organon & Co.(a)	638
	Pharmaceuticals — continued
35	Perrigo Co. PLC	1,681
177	Pfizer, Inc.	7,577
522	Roche Holding AG, Sponsored ADR	25,192
8	Zoetis, Inc.	1,622

		114,543

	Professional Services — 0.3%
74	Exponent, Inc.	7,925
10	IHS Markit Ltd.	1,168
29	Insperity, Inc.	2,872
75	Korn Ferry	5,156
45	ManpowerGroup, Inc.	5,336
24	Nielsen Holdings PLC	569

		23,026

	Real Estate Management & Development — 0.3%
137	CBRE Group, Inc., Class A(a)	13,215
38	Jones Lang LaSalle, Inc.(a)	8,458

		21,673

	REITs – Apartments — 0.3%
135	American Campus Communities, Inc.	6,792
90	Camden Property Trust	13,445
34	Equity Residential	2,860

		23,097

	REITs – Diversified — 0.3%
46	American Tower Corp.	13,009
8	Crown Castle International Corp.	1,545
65	CyrusOne, Inc.	4,632
58	Weyerhaeuser Co.	1,956

		21,142

	REITs – Health Care — 0.0%
31	Ventas, Inc.	1,853
15	Welltower, Inc.	1,303

		3,156

	REITs – Hotels — 0.0%
96	Host Hotels & Resorts, Inc.(a)	1,529

	REITs – Mortgage — 0.1%
189	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	10,735

	REITs – Office Property — 0.4%
8	Boston Properties, Inc.	939
204	Corporate Office Properties Trust	6,006
231	Douglas Emmett, Inc.	7,715
308	Easterly Government Properties, Inc.	6,992
102	Kilroy Realty Corp.	7,065

		28,717

	REITs – Shopping Centers — 0.2%
549	Brixmor Property Group, Inc.	12,638

	REITs – Storage — 0.0%
25	Iron Mountain, Inc.	1,094

	REITs – Warehouse/Industrials — 0.1%
79	ProLogis, Inc.	10,115

	Road & Rail — 0.3%
96	CSX Corp.	3,102
36	Norfolk Southern Corp.	9,282
59	Ryder System, Inc.	4,493
26	Union Pacific Corp.	5,688

		22,565

See accompanying notes to financial statements.

51  |

Portfolio of Investments – as of July 31, 2021 (Unaudited)

Natixis Sustainable Future 2040 Fund – (continued)

Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — 2.9%
45	Advanced Micro Devices, Inc.(a)	$4,779
22	Analog Devices, Inc.	3,683
35	Applied Materials, Inc.	4,897
78	Cirrus Logic, Inc.(a)	6,442
133	Cree, Inc.(a)	12,337
45	Enphase Energy, Inc.(a)	8,532
173	First Solar, Inc.(a)	14,885
103	Ichor Holdings Ltd.(a)	5,312
186	Intel Corp.	9,992
7	Lam Research Corp.	4,462
32	Micron Technology, Inc.(a)	2,483
500	NVIDIA Corp.	97,495
6	NXP Semiconductors NV	1,238
215	QUALCOMM, Inc.	32,207
60	Silicon Laboratories, Inc.(a)	8,939
68	Texas Instruments, Inc.	12,962
32	Universal Display Corp.	7,504
8	Xilinx, Inc.	1,199

		239,348

	Software — 4.1%
33	Adobe, Inc.(a)	20,514
34	ANSYS, Inc.(a)	12,528
169	Autodesk, Inc.(a)	54,271
50	Blackbaud, Inc.(a)	3,566
72	Bottomline Technologies, Inc.(a)	2,906
11	Citrix Systems, Inc.	1,108
90	CommVault Systems, Inc.(a)	6,803
21	Fair Isaac Corp.(a)	11,002
216	Microsoft Corp.	61,541
27	NortonLifeLock, Inc.	670
680	Oracle Corp.	59,255
39	Paylocity Holding Corp.(a)	8,091
40	Qualys, Inc.(a)	4,062
161	salesforce.com, Inc.(a)	38,951
64	SPS Commerce, Inc.(a)	6,973
182	Workday, Inc., Class A(a)	42,661

		334,902

	Specialty Retail — 1.1%
137	American Eagle Outfitters, Inc.	4,722
50	Asbury Automotive Group, Inc.(a)	10,273
3	AutoZone, Inc.(a)	4,871
25	Best Buy Co., Inc.	2,809
61	Boot Barn Holdings, Inc.(a)	5,272
25	Five Below, Inc.(a)	4,860
17	GameStop Corp., Class A(a)	2,739
52	Gap, Inc. (The)	1,517
76	Home Depot, Inc. (The)	24,942
31	Lithia Motors, Inc.	11,694
14	Lowe’s Cos., Inc.	2,698
39	Monro, Inc.	2,262
13	TJX Cos., Inc. (The)	895
9	Ulta Beauty, Inc.(a)	3,022
50	Williams-Sonoma, Inc.	7,585

		90,161

	Technology Hardware, Storage & Peripherals — 0.5%
1,176	Hewlett Packard Enterprise Co.	17,052
723	HP, Inc.	20,873
129	NCR Corp.(a)	5,728
16	Seagate Technology Holdings PLC	1,406

		45,059

	Textiles, Apparel & Luxury Goods — 0.5%
30	Deckers Outdoor Corp.(a)	12,325
939	Under Armour, Inc., Class A(a)	19,203
81	VF Corp.	6,496
124	Wolverine World Wide, Inc.	4,159

		42,183

	Thrifts & Mortgage Finance — 0.1%
169	Mr. Cooper Group, Inc.(a)	6,283

	Trading Companies & Distributors — 0.0%
41	GATX Corp.	3,782

	Water Utilities — 0.3%
40	American Water Works Co., Inc.	6,804
290	Essential Utilities, Inc.	14,245

		21,049

	Wireless Telecommunication Services — 0.2%
85	Shenandoah Telecommunications Co.	4,487
82	T-Mobile US, Inc.(a)	11,810

		16,297

	Total Common Stocks (Identified Cost $3,719,523)	4,602,380

Principal Amount
Bonds and Notes — 6.3%
	Automotive — 0.1%
$4,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	4,531
2,000	Lear Corp., 4.250%, 5/15/2029	2,303
5,000	Toyota Motor Credit Corp., MTN, 2.600%, 1/11/2022	5,052

		11,886

	Banking — 0.9%
5,000	American Express Co., 3.700%, 8/03/2023	5,318
5,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	5,063
5,000	Bank of Montreal, MTN, 1.900%, 8/27/2021	5,006
4,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	4,310
2,000	Bank of Nova Scotia (The), 3.400%, 2/11/2024	2,141
4,000	Citigroup, Inc., 4.600%, 3/09/2026	4,582
2,000	Cooperatieve Rabobank U.A., 3.875%, 2/08/2022	2,038
4,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	4,382
4,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	4,245
4,000	KeyCorp, MTN, 2.550%, 10/01/2029	4,243
4,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028, 144A	4,422
2,000	Morgan Stanley, (fixed rate to 1/23/2029, variable rate thereafter), GMTN, 4.431%, 1/23/2030	2,350
4,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	4,291
2,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	2,112
3,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	3,211
4,000	State Street Corp., 2.400%, 1/24/2030	4,248
5,000	Truist Bank, 3.200%, 4/01/2024	5,348
5,000	Wells Fargo & Co., MTN, 3.000%, 2/19/2025	5,359
4,000	Westpac Banking Corp., 2.350%, 2/19/2025	4,221

		76,890

	Brokerage — 0.1%
4,000	BlackRock, Inc., 2.400%, 4/30/2030	4,257
7,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	7,084

		11,341

See accompanying notes to financial statements.

|  52

Portfolio of Investments – as of July 31, 2021 (Unaudited)

Natixis Sustainable Future 2040 Fund – (continued)

Principal Amount	Description	Value (†)
	Chemicals — 0.1%
$6,000	LYB International Finance BV, 5.250%, 7/15/2043	$7,947

	Construction Machinery — 0.1%
6,000	Caterpillar Financial Services Corp., 0.650%, 7/07/2023	6,042
5,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	5,051

		11,093

	Consumer Cyclical Services — 0.0%
4,000	eBay, Inc., 3.800%, 3/09/2022	4,070

	Electric — 0.4%
4,000	Duke Energy Corp., 3.750%, 4/15/2024	4,307
6,000	Entergy Corp., 0.900%, 9/15/2025	5,967
2,000	Exelon Corp., 4.050%, 4/15/2030	2,312
4,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	4,109
8,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	8,537
2,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	2,191
4,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	4,388

		31,811

	Finance Companies — 0.0%
2,000	Ares Capital Corp., 3.250%, 7/15/2025	2,120

	Financial Other — 0.1%
6,000	ORIX Corp., 2.900%, 7/18/2022	6,149

	Food & Beverage — 0.1%
4,000	Coca-Cola Co. (The), 1.450%, 6/01/2027	4,085
5,000	General Mills, Inc., 4.000%, 4/17/2025	5,543
4,000	Mondelez International, Inc., 2.750%, 4/13/2030	4,268

		13,896

	Government Owned – No Guarantee — 0.1%
4,000	Federal National Mortgage Association, 6.625%, 11/15/2030	5,850

	Health Insurance — 0.1%
4,000	Anthem, Inc., 4.101%, 3/01/2028	4,610
3,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	4,295

		8,905

	Healthcare — 0.2%
4,000	Cigna Corp., 3.750%, 7/15/2023	4,248
6,000	CVS Health Corp., 4.300%, 3/25/2028	6,947
2,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	2,092
2,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	2,149

		15,436

	Independent Energy — 0.1%
5,000	EQT Corp., 3.000%, 10/01/2022	5,069

	Integrated Energy — 0.1%
4,000	BP Capital Markets PLC, 3.814%, 2/10/2024	4,319
4,000	Exxon Mobil Corp., 2.992%, 3/19/2025	4,295
3,000	Shell International Finance BV, 6.375%, 12/15/2038	4,473

		13,087

	Life Insurance — 0.1%
2,000	Athene Holding Ltd., 6.150%, 4/03/2030	2,567
2,000	Brighthouse Financial, Inc., 3.700%, 6/22/2027	2,209

		4,776

	Media Entertainment — 0.1%
4,000	ViacomCBS, Inc., 4.750%, 5/15/2025	4,533

	Midstream — 0.1%
5,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	5,387

	Mortgage Related — 0.9%
489	FHLMC, 3.000%, 6/01/2049	512
27,852	FNMA, 2.000%, with various maturities from 2050 to 2051(b)	28,422
26,003	FNMA, 2.500%, with various maturities from 2050 to 2051(b)	27,106
9,455	FNMA, 3.000%, with various maturities from 2034 to 2050(b)	9,923
4,732	FNMA, 3.500%, with various maturities in 2049(b)	5,009
1,073	FNMA, 4.000%, with various maturities from 2049 to 2050(b)	1,145
1,212	FNMA, 4.500%, with various maturities in 2049(b)	1,307

		73,424

	Natural Gas — 0.1%
6,000	NiSource, Inc., 0.950%, 8/15/2025	5,967

	Pharmaceuticals — 0.2%
4,000	AbbVie, Inc., 3.600%, 5/14/2025	4,370
5,000	Amgen, Inc., 2.650%, 5/11/2022	5,083
2,000	Biogen, Inc., 2.250%, 5/01/2030	2,037
5,000	Johnson & Johnson, 1.300%, 9/01/2030	4,932
2,000	Viatris, Inc., 3.850%, 6/22/2040, 144A	2,181

		18,603

	Property & Casualty Insurance — 0.1%
4,000	American International Group, Inc., 3.400%, 6/30/2030	4,419

	Railroads — 0.1%
4,000	CSX Corp., 2.600%, 11/01/2026	4,276

	REITs – Apartments — 0.0%
2,000	Essex Portfolio LP, 3.000%, 1/15/2030	2,140

	REITs – Health Care — 0.0%
2,000	Welltower, Inc., 2.800%, 6/01/2031	2,114

	REITs – Office Property — 0.0%
2,000	Boston Properties LP, 2.750%, 10/01/2026	2,146

	Restaurants — 0.1%
5,000	Starbucks Corp., 2.250%, 3/12/2030	5,144

	Retailers — 0.1%
4,000	Amazon.com, Inc., 3.875%, 8/22/2037	4,848

	Technology — 0.4%
5,000	Apple, Inc., 2.500%, 2/09/2025	5,299
2,000	Broadcom, Inc., 4.110%, 9/15/2028	2,257
2,000	HP, Inc., 3.000%, 6/17/2027	2,159
2,000	Intel Corp., 2.450%, 11/15/2029	2,108
5,000	International Business Machines Corp., 4.000%, 6/20/2042	5,943
2,000	NVIDIA Corp., 2.850%, 4/01/2030	2,187
4,000	Oracle Corp., 2.950%, 5/15/2025	4,269
6,000	QUALCOMM, Inc., 1.650%, 5/20/2032	5,853
6,000	VMware, Inc., 2.950%, 8/21/2022	6,145

		36,220

	Treasuries — 1.1%
3,000	U.S. Treasury Bond, 2.250%, 5/15/2041	3,223
3,000	U.S. Treasury Bond, 2.500%, 5/15/2046	3,366
8,000	U.S. Treasury Bond, 2.875%, 11/15/2046	9,608
11,000	U.S. Treasury Bond, 3.000%, 5/15/2045	13,399
5,000	U.S. Treasury Bond, 3.000%, 2/15/2048	6,168
7,000	U.S. Treasury Bond, 3.000%, 2/15/2049	8,676
18,000	U.S. Treasury Note, 0.375%, 11/30/2025	17,828
6,000	U.S. Treasury Note, 1.625%, 8/31/2022	6,099
22,000	U.S. Treasury Note, 2.125%, 12/31/2022	22,620

		90,987

See accompanying notes to financial statements.

53  |

Portfolio of Investments – as of July 31, 2021 (Unaudited)

Natixis Sustainable Future 2040 Fund – (continued)

Principal Amount	Description	Value (†)
	Utility Other — 0.1%
$8,000	Essential Utilities, Inc., 4.276%, 5/01/2049	$9,820

	Wireless — 0.1%
3,000	Vodafone Group PLC, 6.150%, 2/27/2037	4,198

	Wirelines — 0.2%
4,000	AT&T, Inc., 3.650%, 6/01/2051	4,239
4,000	AT&T, Inc., 5.250%, 3/01/2037	5,083
5,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 1.256%, 5/15/2025(c)	5,145

		14,467

	Total Bonds and Notes (Identified Cost $511,734)	519,019

Shares
Exchange-Traded Funds — 8.9%
9,181	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $658,173)	730,440

Mutual Funds — 8.7%
15,967	WCM Focused Emerging Markets Fund, Institutional Class	320,935
14,054	WCM Focused International Growth Fund, Institutional Class	395,055

	Total Mutual Funds (Identified Cost $634,460)	715,990

Affiliated Mutual Funds — 17.4%
17,908	Loomis Sayles Inflation Protected Securities Fund, Class N	219,906
15,295	Loomis Sayles Limited Term Government and Agency Fund, Class N	175,736
27,919	Mirova Global Green Bond Fund, Class N	296,498
49,403	Mirova International Sustainable Equity Fund, Class N	738,573

	Total Affiliated Mutual Funds (Identified Cost $1,318,159)	1,430,713

Principal Amount
Short-Term Investments — 3.2%
$260,871	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 7/30/2021 at 0.000% to be repurchased at $260,871 on 8/02/2021 collateralized by $269,900 U.S. Treasury Note, 0.250% due 8/31/2025 valued at $266,468 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $260,871)	260,871

	Total Investments — 100.5% (Identified Cost $7,102,920)	8,259,413
	Other assets less liabilities — (0.5)%	(38,060)

	Net Assets — 100.0%	$8,221,353

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(c)	Variable rate security. Rate as of July 31, 2021 is disclosed.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2021, the value of Rule 144A holdings amounted to $6,603 or 0.1% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Asset Allocation Summary at July 31, 2021 (Unaudited)

Equity	82.6%
Fixed Income	14.7
Short-Term Investments	3.2

Total Investments	100.5
Other assets less liabilities	(0.5)

Net Assets	100.0%

See accompanying notes to financial statements.

|  54

Portfolio of Investments – as of July 31, 2021 (Unaudited)

Natixis Sustainable Future 2045 Fund

Shares	Description	Value (†)
Common Stocks — 57.4% of Net Assets
	Aerospace & Defense — 0.9%
30	Axon Enterprise, Inc.(a)	$5,581
197	Boeing Co. (The)(a)	44,617
76	General Dynamics Corp.	14,898
6	L3Harris Technologies, Inc.	1,360
45	Moog, Inc., Class A	3,504
87	Raytheon Technologies Corp.	7,565

		77,525

	Air Freight & Logistics — 0.4%
174	Expeditors International of Washington, Inc.	22,315
47	United Parcel Service, Inc., Class B	8,994

		31,309

	Airlines — 0.1%
20	Alaska Air Group, Inc.(a)	1,161
95	Delta Air Lines, Inc.(a)	3,790
441	JetBlue Airways Corp.(a)	6,522

		11,473

	Auto Components — 0.2%
12	Aptiv PLC(a)	2,002
17	BorgWarner, Inc.	833
298	Dana, Inc.	7,200
40	Visteon Corp.(a)	4,562

		14,597

	Automobiles — 0.4%
481	General Motors Co.(a)	27,340
42	Thor Industries, Inc.	4,971

		32,311

	Banks — 2.7%
214	Ameris Bancorp	10,402
195	Bancorp, Inc. (The)(a)	4,557
206	BancorpSouth Bank	5,315
866	Bank of America Corp.	33,220
485	Citigroup, Inc.	32,796
161	Citizens Financial Group, Inc.	6,788
12	Comerica, Inc.	824
100	Cullen/Frost Bankers, Inc.	10,732
68	Fifth Third Bancorp	2,468
360	Fulton Financial Corp.	5,515
96	Huntington Bancshares, Inc.	1,352
183	International Bancshares Corp.	7,151
235	KeyCorp	4,620
13	M&T Bank Corp.	1,740
251	People’s United Financial, Inc.	3,941
93	PNC Financial Services Group, Inc. (The)	16,964
273	Regions Financial Corp.	5,255
283	Truist Financial Corp.	15,404
283	Trustmark Corp.	8,496
131	U.S. Bancorp	7,276
172	Webster Financial Corp.	8,273
492	Wells Fargo & Co.	22,602
76	Wintrust Financial Corp.	5,426

		221,117

	Beverages — 1.6%
227	Coca-Cola Co. (The)	12,946
104	Constellation Brands, Inc., Class A	23,331
1,027	Keurig Dr Pepper, Inc.	36,161
507	Monster Beverage Corp.(a)	47,820
82	PepsiCo, Inc.	12,870

		133,128

	Biotechnology — 1.8%
58	AbbVie, Inc.	6,746
166	Alnylam Pharmaceuticals, Inc.(a)	29,704
54	Amgen, Inc.	13,043
16	Biogen, Inc.(a)	5,228
130	BioMarin Pharmaceutical, Inc.(a)	9,975
149	CRISPR Therapeutics AG(a)	18,032
39	Gilead Sciences, Inc.	2,663
28	Ligand Pharmaceuticals, Inc.(a)	3,178
107	Regeneron Pharmaceuticals, Inc.(a)	61,483

		150,052

	Building Products — 0.4%
29	Carlisle Cos., Inc.	5,865
42	Carrier Global Corp.	2,321
38	Johnson Controls International PLC	2,714
29	Lennox International, Inc.	9,553
88	Owens Corning	8,462
58	Trex Co., Inc.(a)	5,632

		34,547

	Capital Markets — 4.0%
14	Ameriprise Financial, Inc.	3,606
779	Bank of New York Mellon Corp. (The)	39,986
11	BlackRock, Inc.	9,539
488	Charles Schwab Corp. (The)	33,160
20	CME Group, Inc.	4,243
68	FactSet Research Systems, Inc.	24,295
71	Franklin Resources, Inc.	2,098
78	Goldman Sachs Group, Inc. (The)	29,241
128	Intercontinental Exchange, Inc.	15,338
24	Invesco Ltd.	585
147	Janus Henderson Group PLC	6,150
232	KKR & Co., Inc.	14,792
35	Moody’s Corp.	13,160
29	Morgan Stanley	2,783
37	MSCI, Inc.	22,051
141	Northern Trust Corp.	15,912
49	S&P Global, Inc.	21,007
278	SEI Investments Co.	16,902
505	State Street Corp.	44,006
7	T. Rowe Price Group, Inc.	1,429
35	Virtus Investment Partners, Inc.	9,665

		329,948

	Chemicals — 0.6%
10	Air Products & Chemicals, Inc.	2,910
29	DuPont de Nemours, Inc.	2,176
12	Ecolab, Inc.	2,650
80	HB Fuller Co.	5,170
57	Innospec, Inc.	5,042
59	Linde PLC	18,136
68	Minerals Technologies, Inc.	5,455
11	PPG Industries, Inc.	1,799
11	Sherwin-Williams Co. (The)	3,201
39	Stepan Co.	4,600

		51,139

	Commercial Services & Supplies — 0.3%
55	Healthcare Services Group, Inc.	1,435
41	MSA Safety, Inc.	6,744
10	Republic Services, Inc.	1,184
60	Tetra Tech, Inc.	8,011
86	Viad Corp.(a)	3,943
18	Waste Management, Inc.	2,669

		23,986

See accompanying notes to financial statements.

55  |

Portfolio of Investments – as of July 31, 2021 (Unaudited)

Natixis Sustainable Future 2045 Fund – (continued)

Shares	Description	Value (†)
	Communications Equipment — 0.7%
42	Arista Networks, Inc.(a)	$15,976
98	Ciena Corp.(a)	5,698
531	Cisco Systems, Inc.	29,402
7	F5 Networks, Inc.(a)	1,446
55	Lumentum Holdings, Inc.(a)	4,619

		57,141

	Construction & Engineering — 0.1%
184	AECOM(a)	11,585

	Consumer Finance — 1.6%
897	Ally Financial, Inc.	46,070
196	American Express Co.	33,424
292	Capital One Financial Corp.	47,216
52	Green Dot Corp., Class A(a)	2,396
37	PROG Holdings, Inc.	1,619

		130,725

	Containers & Packaging — 0.1%
67	Ball Corp.	5,419
55	International Paper Co.	3,177

		8,596

	Distributors — 0.1%
44	Genuine Parts Co.	5,584

	Diversified Telecommunication Services — 0.3%
214	AT&T, Inc.	6,003
1,237	Lumen Technologies, Inc.	15,425

		21,428

	Electric Utilities — 0.6%
140	American Electric Power Co., Inc.	12,337
217	Edison International	11,826
36	Eversource Energy	3,106
54	IDACORP, Inc.	5,694
212	NextEra Energy, Inc.	16,515
38	PPL Corp.	1,078

		50,556

	Electrical Equipment — 0.5%
18	Acuity Brands, Inc.	3,157
50	Eaton Corp. PLC	7,902
37	Hubbell, Inc.	7,417
356	Plug Power, Inc.(a)	9,712
34	Rockwell Automation, Inc.	10,452
62	Sunrun, Inc.(a)	3,284

		41,924

	Electronic Equipment, Instruments & Components — 0.9%
20	Amphenol Corp., Class A	1,450
104	Avnet, Inc.	4,297
105	Cognex Corp.	9,493
23	Coherent, Inc.(a)	5,657
36	Corning, Inc.	1,507
136	Itron, Inc.(a)	13,412
20	Littelfuse, Inc.	5,320
20	Rogers Corp.(a)	3,812
144	TE Connectivity Ltd.	21,236
188	Vishay Intertechnology, Inc.	4,160

		70,344

	Energy Equipment & Services — 0.4%
782	Archrock, Inc.	6,733
128	Baker Hughes Co.	2,719
233	ChampionX Corp.(a)	5,415
88	NOV, Inc.(a)	1,215
694	Schlumberger NV	20,008

		36,090

	Entertainment — 1.2%
40	Activision Blizzard, Inc.	3,345
68	Cinemark Holdings, Inc.(a)	1,056
73	Electronic Arts, Inc.	10,509
53	Netflix, Inc.(a)	27,431
318	Walt Disney Co. (The)(a)	55,975

		98,316

	Food & Staples Retailing — 0.2%
81	BJ’s Wholesale Club Holdings, Inc.(a)	4,102
4	Costco Wholesale Corp.	1,719
83	Kroger Co. (The)	3,378
249	SpartanNash Co.	4,843
20	Sysco Corp.	1,484
71	Walgreens Boots Alliance, Inc.	3,348

		18,874

	Food Products — 0.4%
79	Campbell Soup Co.	3,454
21	Conagra Brands, Inc.	703
99	Darling Ingredients, Inc.(a)	6,838
59	General Mills, Inc.	3,473
108	Hain Celestial Group, Inc. (The)(a)	4,310
79	Hormel Foods Corp.	3,664
54	Ingredion, Inc.	4,742
17	J.M. Smucker Co. (The)	2,229
30	Kellogg Co.	1,901
15	McCormick & Co., Inc.	1,262

		32,576

	Gas Utilities — 0.2%
110	New Jersey Resources Corp.	4,237
62	ONE Gas, Inc.	4,574
121	South Jersey Industries, Inc.	3,046
132	UGI Corp.	6,071

		17,928

	Health Care Equipment & Supplies — 1.1%
56	Abbott Laboratories	6,775
12	Baxter International, Inc.	928
9	Becton Dickinson & Co.	2,302
44	Boston Scientific Corp.(a)	2,006
8	Cooper Cos., Inc. (The)	3,374
25	Danaher Corp.	7,437
18	DENTSPLY SIRONA, Inc.	1,189
58	Edwards Lifesciences Corp.(a)	6,512
58	Globus Medical, Inc., Class A(a)	4,824
25	Haemonetics Corp.(a)	1,520
54	Hill-Rom Holdings, Inc.	7,477
29	Hologic, Inc.(a)	2,176
17	Intuitive Surgical, Inc.(a)	16,855
44	Medtronic PLC	5,777
114	Meridian Bioscience, Inc.(a)	2,337
44	Merit Medical Systems, Inc.(a)	3,084
29	Penumbra, Inc.(a)	7,721
16	Quidel Corp.(a)	2,263
27	STAAR Surgical Co.(a)	3,454
6	STERIS PLC	1,308
11	Stryker Corp.	2,980

		92,299

	Health Care Providers & Services — 2.1%
19	Amedisys, Inc.(a)	4,952
27	Anthem, Inc.	10,368
151	Centene Corp.(a)	10,360
13	Chemed Corp.	6,188
33	Cigna Corp.	7,573

See accompanying notes to financial statements.

|  56

Portfolio of Investments – as of July 31, 2021 (Unaudited)

Natixis Sustainable Future 2045 Fund – (continued)

Shares	Description	Value (†)
	Health Care Providers & Services — continued
216	CVS Health Corp.	$17,790
53	Encompass Health Corp.	4,412
171	HCA Healthcare, Inc.	42,442
31	Henry Schein, Inc.(a)	2,485
70	Humana, Inc.	29,810
26	Laboratory Corp. of America Holdings(a)	7,700
214	MEDNAX, Inc.(a)	6,232
99	Patterson Cos., Inc.	3,082
40	Quest Diagnostics, Inc.	5,672
145	Select Medical Holdings Corp.	5,720
31	UnitedHealth Group, Inc.	12,779

		177,565

	Health Care Technology — 0.2%
341	Allscripts Healthcare Solutions, Inc.(a)	5,825
157	Cerner Corp.	12,621

		18,446

	Hotels, Restaurants & Leisure — 1.9%
14	Booking Holdings, Inc.(a)	30,496
3	Chipotle Mexican Grill, Inc.(a)	5,590
11	Expedia Group, Inc.(a)	1,770
181	Hilton Worldwide Holdings, Inc.(a)	23,792
64	Jack in the Box, Inc.	6,967
18	McDonald’s Corp.	4,369
24	Royal Caribbean Cruises Ltd.(a)	1,845
72	Shake Shack, Inc., Class A(a)	7,239
103	Six Flags Entertainment Corp.(a)	4,280
279	Starbucks Corp.	33,879
207	Wendy’s Co. (The)	4,804
280	Yum China Holdings, Inc.	17,413
95	Yum! Brands, Inc.	12,482

		154,926

	Household Durables — 0.3%
166	KB Home	7,045
124	Meritage Homes Corp.(a)	13,464
223	Taylor Morrison Home Corp.(a)	5,981

		26,490

	Household Products — 0.5%
8	Clorox Co. (The)	1,447
252	Colgate-Palmolive Co.	20,034
135	Kimberly-Clark Corp.	18,322

		39,803

	Independent Power & Renewable Electricity Producers — 0.3%
91	AES Corp. (The)	2,157
180	NextEra Energy Partners LP	13,955
76	Ormat Technologies, Inc.	5,300
111	Sunnova Energy International, Inc.(a)	4,229

		25,641

	Industrial Conglomerates — 0.3%
1,685	General Electric Co.	21,821
8	Honeywell International, Inc.	1,870

		23,691

	Insurance — 1.6%
32	Aflac, Inc.	1,760
43	Allstate Corp. (The)	5,592
508	American International Group, Inc.	24,054
76	Chubb Ltd.	12,824
95	First American Financial Corp.	6,395
36	Hanover Insurance Group, Inc. (The)	4,892
146	Hartford Financial Services Group, Inc. (The)	9,289
	Insurance — continued
13	Lincoln National Corp.	801
50	Marsh & McLennan Cos., Inc.	7,361
311	MetLife, Inc.	17,945
69	Prudential Financial, Inc.	6,919
252	Reinsurance Group of America, Inc.	27,765
35	Travelers Cos., Inc. (The)	5,212

		130,809

	Interactive Media & Services — 3.2%
27	Alphabet, Inc., Class A(a)	72,752
31	Alphabet, Inc., Class C(a)	83,837
303	Facebook, Inc., Class A(a)	107,959

		264,548

	Internet & Direct Marketing Retail — 2.1%
221	Alibaba Group Holding Ltd., Sponsored ADR(a)	43,137
23	Amazon.com, Inc.(a)	76,534
641	eBay, Inc.	43,723
7	Etsy, Inc.(a)	1,285
700	Qurate Retail, Inc., Class A	8,302

		172,981

	IT Services — 3.3%
62	Accenture PLC, Class A	19,696
115	Akamai Technologies, Inc.(a)	13,791
159	Automatic Data Processing, Inc.	33,331
57	Cognizant Technology Solutions Corp., Class A	4,191
667	DXC Technology Co.(a)	26,667
221	Fiserv, Inc.(a)	25,439
117	Gartner, Inc.(a)	30,973
94	MasterCard, Inc., Class A	36,278
30	Paychex, Inc.	3,415
15	VeriSign, Inc.(a)	3,246
293	Visa, Inc., Class A	72,192
28	WEX, Inc.(a)	5,313

		274,532

	Leisure Products — 0.1%
127	Callaway Golf Co.(a)	4,023

	Life Sciences Tools & Services — 0.9%
24	Agilent Technologies, Inc.	3,678
20	Bio-Techne Corp.	9,645
64	Illumina, Inc.(a)	31,728
116	NeoGenomics, Inc.(a)	5,348
52	Repligen Corp.(a)	12,776
13	Thermo Fisher Scientific, Inc.	7,020
9	Waters Corp.(a)	3,508

		73,703

	Machinery — 1.6%
69	AGCO Corp.	9,116
77	Caterpillar, Inc.	15,920
39	Chart Industries, Inc.(a)	6,062
68	Cummins, Inc.	15,783
119	Deere & Co.	43,029
15	Illinois Tool Works, Inc.	3,400
92	ITT, Inc.	9,008
117	Kennametal, Inc.	4,241
73	Oshkosh Corp.	8,727
19	Parker-Hannifin Corp.	5,929
16	Proto Labs, Inc.(a)	1,251
93	Terex Corp.	4,456
80	Toro Co. (The)	9,099

		136,021

See accompanying notes to financial statements.

57  |

Portfolio of Investments – as of July 31, 2021 (Unaudited)

Natixis Sustainable Future 2045 Fund – (continued)

Shares	Description	Value (†)
	Media — 1.4%
5	Cable One, Inc.	$9,440
47	Charter Communications, Inc., Class A(a)	34,970
819	Comcast Corp., Class A	48,182
127	Discovery, Inc., Series A(a)	3,684
24	Discovery, Inc., Series C(a)	651
80	Fox Corp., Class A	2,853
69	Interpublic Group of Cos., Inc. (The)	2,440
100	New York Times Co. (The), Class A	4,378
85	News Corp., Class A	2,093
94	Omnicom Group, Inc.	6,845

		115,536

	Metals & Mining — 0.4%
295	Cleveland-Cliffs, Inc.(a)	7,375
167	Commercial Metals Co.	5,477
14	Nucor Corp.	1,456
71	Reliance Steel & Aluminum Co.	11,158
46	Royal Gold, Inc.	5,590

		31,056

	Multi-Utilities — 0.2%
82	Consolidated Edison, Inc.	6,049
31	DTE Energy Co.	3,637
40	Sempra Energy	5,226
20	WEC Energy Group, Inc.	1,883

		16,795

	Multiline Retail — 0.2%
423	Macy’s, Inc.(a)	7,191
48	Target Corp.	12,530

		19,721

	Oil, Gas & Consumable Fuels — 1.3%
1,002	APA Corp.	18,787
333	ConocoPhillips	18,668
98	Devon Energy Corp.	2,532
183	Diamondback Energy, Inc.	14,115
15	DTE Midstream LLC(a)	636
428	EOG Resources, Inc.	31,184
171	EQT Corp.(a)	3,145
212	Kinder Morgan, Inc.	3,685
353	Marathon Oil Corp.	4,091
85	ONEOK, Inc.	4,417
529	Southwestern Energy Co.(a)	2,492
62	Valero Energy Corp.	4,152
89	World Fuel Services Corp.	3,067

		110,971

	Paper & Forest Products — 0.1%
123	Louisiana-Pacific Corp.	6,819

	Personal Products — 0.0%
4	Estee Lauder Cos., Inc. (The), Class A	1,335

	Pharmaceuticals — 1.4%
74	Bristol-Myers Squibb Co.	5,022
37	Eli Lilly & Co.	9,010
39	Jazz Pharmaceuticals PLC(a)	6,611
245	Merck & Co., Inc.	18,833
328	Novartis AG, Sponsored ADR	30,304
118	Novo Nordisk A/S, Sponsored ADR	10,927
24	Organon & Co.(a)	696
38	Perrigo Co. PLC	1,825
188	Pfizer, Inc.	8,048
543	Roche Holding AG, Sponsored ADR	26,205
8	Zoetis, Inc.	1,622

		119,103

	Professional Services — 0.3%
74	Exponent, Inc.	7,925
12	IHS Markit Ltd.	1,402
28	Insperity, Inc.	2,773
75	Korn Ferry	5,155
45	ManpowerGroup, Inc.	5,336
30	Nielsen Holdings PLC	711

		23,302

	Real Estate Management & Development — 0.3%
140	CBRE Group, Inc., Class A(a)	13,505
37	Jones Lang LaSalle, Inc.(a)	8,235

		21,740

	REITs – Apartments — 0.3%
134	American Campus Communities, Inc.	6,741
89	Camden Property Trust	13,296
36	Equity Residential	3,029

		23,066

	REITs – Diversified — 0.3%
48	American Tower Corp.	13,574
8	Crown Castle International Corp.	1,545
65	CyrusOne, Inc.	4,633
71	Weyerhaeuser Co.	2,395

		22,147

	REITs – Health Care — 0.1%
35	Ventas, Inc.	2,092
18	Welltower, Inc.	1,564

		3,656

	REITs – Hotels — 0.0%
116	Host Hotels & Resorts, Inc.(a)	1,848

	REITs – Mortgage — 0.1%
193	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	10,962

	REITs – Office Property — 0.3%
6	Boston Properties, Inc.	704
202	Corporate Office Properties Trust	5,947
228	Douglas Emmett, Inc.	7,615
304	Easterly Government Properties, Inc.	6,901
102	Kilroy Realty Corp.	7,066

		28,233

	REITs – Shopping Centers — 0.2%
542	Brixmor Property Group, Inc.	12,477

	REITs – Storage — 0.0%
27	Iron Mountain, Inc.	1,182

	REITs – Warehouse/Industrials — 0.1%
85	ProLogis, Inc.	10,883

	Road & Rail — 0.3%
102	CSX Corp.	3,297
38	Norfolk Southern Corp.	9,797
59	Ryder System, Inc.	4,493
29	Union Pacific Corp.	6,344

		23,931

	Semiconductors & Semiconductor Equipment — 3.0%
49	Advanced Micro Devices, Inc.(a)	5,203
25	Analog Devices, Inc.	4,186
40	Applied Materials, Inc.	5,597
77	Cirrus Logic, Inc.(a)	6,359
138	Cree, Inc.(a)	12,801
45	Enphase Energy, Inc.(a)	8,532
172	First Solar, Inc.(a)	14,799
102	Ichor Holdings Ltd.(a)	5,260

See accompanying notes to financial statements.

|  58

Portfolio of Investments – as of July 31, 2021 (Unaudited)

Natixis Sustainable Future 2045 Fund – (continued)

Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — continued
189	Intel Corp.	$10,153
7	Lam Research Corp.	4,462
39	Micron Technology, Inc.(a)	3,026
514	NVIDIA Corp.	100,225
5	NXP Semiconductors NV	1,032
219	QUALCOMM, Inc.	32,806
59	Silicon Laboratories, Inc.(a)	8,790
74	Texas Instruments, Inc.	14,106
32	Universal Display Corp.	7,504
11	Xilinx, Inc.	1,648

		246,489

	Software — 4.1%
36	Adobe, Inc.(a)	22,379
35	ANSYS, Inc.(a)	12,896
172	Autodesk, Inc.(a)	55,234
39	Blackbaud, Inc.(a)	2,782
64	Bottomline Technologies, Inc.(a)	2,583
11	Citrix Systems, Inc.	1,108
89	CommVault Systems, Inc.(a)	6,728
20	Fair Isaac Corp.(a)	10,478
224	Microsoft Corp.	63,820
42	NortonLifeLock, Inc.	1,042
706	Oracle Corp.	61,521
38	Paylocity Holding Corp.(a)	7,884
40	Qualys, Inc.(a)	4,062
165	salesforce.com, Inc.(a)	39,919
63	SPS Commerce, Inc.(a)	6,864
186	Workday, Inc., Class A(a)	43,598

		342,898

	Specialty Retail — 1.1%
136	American Eagle Outfitters, Inc.	4,688
50	Asbury Automotive Group, Inc.(a)	10,273
4	AutoZone, Inc.(a)	6,494
33	Best Buy Co., Inc.	3,708
61	Boot Barn Holdings, Inc.(a)	5,272
25	Five Below, Inc.(a)	4,860
17	GameStop Corp., Class A(a)	2,739
69	Gap, Inc. (The)	2,013
79	Home Depot, Inc. (The)	25,927
31	Lithia Motors, Inc.	11,694
16	Lowe’s Cos., Inc.	3,083
39	Monro, Inc.	2,262
18	TJX Cos., Inc. (The)	1,239
9	Ulta Beauty, Inc.(a)	3,022
49	Williams-Sonoma, Inc.	7,433

		94,707

	Technology Hardware, Storage & Peripherals — 0.6%
1,225	Hewlett Packard Enterprise Co.	17,763
755	HP, Inc.	21,797
128	NCR Corp.(a)	5,683
19	Seagate Technology Holdings PLC	1,670

		46,913

	Textiles, Apparel & Luxury Goods — 0.5%
30	Deckers Outdoor Corp.(a)	12,326
971	Under Armour, Inc., Class A(a)	19,857
80	VF Corp.	6,416
119	Wolverine World Wide, Inc.	3,991

		42,590

	Thrifts & Mortgage Finance — 0.1%
167	Mr. Cooper Group, Inc.(a)	6,209

	Trading Companies & Distributors — 0.0%
38	GATX Corp.	3,506

	Water Utilities — 0.3%
45	American Water Works Co., Inc.	7,655
301	Essential Utilities, Inc.	14,785

		22,440

	Wireless Telecommunication Services — 0.2%
85	Shenandoah Telecommunications Co.	4,487
84	T-Mobile US, Inc.(a)	12,098

		16,585

	Total Common Stocks (Identified Cost $3,824,847)	4,755,377

Principal Amount
Bonds and Notes — 4.1%
	Automotive — 0.1%
$4,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	4,531

	Banking — 0.6%
2,000	American Express Co., 3.700%, 8/03/2023	2,127
2,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	2,025
2,000	Bank of Montreal, MTN, 1.900%, 8/27/2021	2,002
3,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	3,232
2,000	Bank of Nova Scotia (The), 3.400%, 2/11/2024	2,141
3,000	Citigroup, Inc., 4.600%, 3/09/2026	3,436
1,000	Cooperatieve Rabobank U.A., 3.875%, 2/08/2022	1,019
2,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	2,191
2,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	2,123
3,000	KeyCorp, MTN, 2.550%, 10/01/2029	3,182
2,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028, 144A	2,211
2,000	Morgan Stanley, (fixed rate to 1/23/2029, variable rate thereafter), GMTN, 4.431%, 1/23/2030	2,350
2,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	2,146
2,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	2,112
2,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	2,141
2,000	State Street Corp., 2.400%, 1/24/2030	2,124
3,000	Truist Bank, 3.200%, 4/01/2024	3,209
3,000	Wells Fargo & Co., MTN, 3.000%, 2/19/2025	3,216
3,000	Westpac Banking Corp., 2.350%, 2/19/2025	3,166

		46,153

	Brokerage — 0.1%
2,000	BlackRock, Inc., 2.400%, 4/30/2030	2,129
2,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	2,024

		4,153

	Construction Machinery — 0.1%
4,000	Caterpillar Financial Services Corp., 0.650%, 7/07/2023	4,028
1,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	1,010

		5,038

	Consumer Cyclical Services — 0.0%
2,000	eBay, Inc., 3.800%, 3/09/2022	2,035

	Electric — 0.2%
2,000	Duke Energy Corp., 3.750%, 4/15/2024	2,154
4,000	Entergy Corp., 0.900%, 9/15/2025	3,978
2,000	Exelon Corp., 4.050%, 4/15/2030	2,311
2,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	2,055

See accompanying notes to financial statements.

59  |

Portfolio of Investments – as of July 31, 2021 (Unaudited)

Natixis Sustainable Future 2045 Fund – (continued)

Principal Amount	Description	Value (†)
	Electric — continued
$2,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	$2,134
1,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	1,096
2,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	2,194

		15,922

	Finance Companies — 0.0%
2,000	Ares Capital Corp., 3.250%, 7/15/2025	2,120

	Financial Other — 0.1%
6,000	ORIX Corp., 2.900%, 7/18/2022	6,149

	Food & Beverage — 0.1%
4,000	Coca-Cola Co. (The), 1.450%, 6/01/2027	4,085
2,000	General Mills, Inc., 4.000%, 4/17/2025	2,217
2,000	Mondelez International, Inc., 2.750%, 4/13/2030	2,134

		8,436

	Government Owned – No Guarantee — 0.1%
4,000	Federal National Mortgage Association, 6.625%, 11/15/2030	5,850

	Health Insurance — 0.1%
3,000	Anthem, Inc., 4.101%, 3/01/2028	3,457
3,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	4,295

		7,752

	Healthcare — 0.1%
2,000	Cigna Corp., 3.750%, 7/15/2023	2,124
2,000	CVS Health Corp., 4.300%, 3/25/2028	2,316
2,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	2,092
2,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	2,149

		8,681

	Independent Energy — 0.0%
2,000	EQT Corp., 3.000%, 10/01/2022	2,028

	Integrated Energy — 0.1%
3,000	BP Capital Markets PLC, 3.814%, 2/10/2024	3,240
2,000	Exxon Mobil Corp., 2.992%, 3/19/2025	2,147
2,000	Shell International Finance BV, 6.375%, 12/15/2038	2,982

		8,369

	Life Insurance — 0.0%
1,000	Brighthouse Financial, Inc., 3.700%, 6/22/2027	1,105

	Media Entertainment — 0.0%
2,000	ViacomCBS, Inc., 4.750%, 5/15/2025	2,266

	Midstream — 0.0%
3,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	3,232

	Mortgage Related — 0.7%
489	FHLMC, 3.000%, 6/01/2049	512
17,980	FNMA, 2.000%, with various maturities in 2051(b)	18,347
16,437	FNMA, 2.500%, with various maturities in 2051(b)	17,134
13,966	FNMA, 3.000%, with various maturities from 2034 to 2051(b)	14,663
3,105	FNMA, 3.500%, with various maturities in 2049(b)	3,286
821	FNMA, 4.000%, 3/01/2050	876
901	FNMA, 4.500%, with various maturities in 2049(b)	972

		55,790

	Natural Gas — 0.0%
4,000	NiSource, Inc., 0.950%, 8/15/2025	3,978

	Pharmaceuticals — 0.1%
2,000	AbbVie, Inc., 3.600%, 5/14/2025	2,185
2,000	Amgen, Inc., 2.650%, 5/11/2022	2,033
2,000	Biogen, Inc., 2.250%, 5/01/2030	2,037
	Pharmaceuticals — continued
4,000	Johnson & Johnson, 1.300%, 9/01/2030	3,946

		10,201

	Property & Casualty Insurance — 0.0%
2,000	American International Group, Inc., 3.400%, 6/30/2030	2,209

	Railroads — 0.1%
4,000	CSX Corp., 2.600%, 11/01/2026	4,276

	REITs – Apartments — 0.0%
2,000	Essex Portfolio LP, 3.000%, 1/15/2030	2,140

	REITs – Health Care — 0.0%
2,000	Welltower, Inc., 2.800%, 6/01/2031	2,114

	REITs – Office Property — 0.0%
2,000	Boston Properties LP, 2.750%, 10/01/2026	2,146

	Restaurants — 0.0%
2,000	Starbucks Corp., 2.250%, 3/12/2030	2,058

	Retailers — 0.0%
2,000	Amazon.com, Inc., 3.875%, 8/22/2037	2,424

	Technology — 0.3%
2,000	Apple, Inc., 2.500%, 2/09/2025	2,120
2,000	Broadcom, Inc., 4.110%, 9/15/2028	2,257
2,000	HP, Inc., 3.000%, 6/17/2027	2,159
2,000	Intel Corp., 2.450%, 11/15/2029	2,108
3,000	International Business Machines Corp., 4.000%, 6/20/2042	3,565
2,000	NVIDIA Corp., 2.850%, 4/01/2030	2,187
2,000	Oracle Corp., 2.950%, 5/15/2025	2,134
3,000	QUALCOMM, Inc., 1.650%, 5/20/2032	2,927
2,000	VMware, Inc., 2.950%, 8/21/2022	2,048

		21,505

	Treasuries — 1.0%
3,000	U.S. Treasury Bond, 2.250%, 5/15/2041	3,223
3,000	U.S. Treasury Bond, 2.500%, 5/15/2046	3,366
7,000	U.S. Treasury Bond, 2.875%, 11/15/2046	8,407
8,000	U.S. Treasury Bond, 3.000%, 5/15/2045	9,745
4,000	U.S. Treasury Bond, 3.000%, 2/15/2048	4,935
7,000	U.S. Treasury Bond, 3.000%, 2/15/2049	8,676
13,000	U.S. Treasury Note, 0.375%, 11/30/2025	12,876
3,000	U.S. Treasury Note, 1.125%, 9/30/2021	3,005
9,000	U.S. Treasury Note, 1.625%, 8/31/2022	9,148
15,000	U.S. Treasury Note, 2.125%, 12/31/2022	15,422

		78,803

	Utility Other — 0.0%
3,000	Essential Utilities, Inc., 4.276%, 5/01/2049	3,683

	Wireless — 0.1%
3,000	Vodafone Group PLC, 6.150%, 2/27/2037	4,198

	Wirelines — 0.1%
2,000	AT&T, Inc., 3.650%, 6/01/2051	2,120
4,000	AT&T, Inc., 5.250%, 3/01/2037	5,082
2,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 1.256%, 5/15/2025(c)	2,058

		9,260

	Total Bonds and Notes (Identified Cost $333,474)	338,605

Shares
Exchange-Traded Funds — 10.1%
10,545	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $743,542)	838,960

See accompanying notes to financial statements.

|  60

Portfolio of Investments – as of July 31, 2021 (Unaudited)

Natixis Sustainable Future 2045 Fund – (continued)

Shares	Description	Value (†)
Mutual Funds — 9.3%
18,431	WCM Focused Emerging Markets Fund, Institutional Class	$370,464
14,149	WCM Focused International Growth Fund, Institutional Class	397,729

	Total Mutual Funds (Identified Cost $682,465)	768,193

Affiliated Mutual Funds — 15.5%
13,828	Loomis Sayles Inflation Protected Securities Fund, Class N	169,810
11,328	Loomis Sayles Limited Term Government and Agency Fund, Class N	130,159
13,457	Mirova Global Green Bond Fund, Class N	142,909
56,422	Mirova International Sustainable Equity Fund, Class N	843,504

	Total Affiliated Mutual Funds (Identified Cost $1,183,199)	1,286,382

Principal Amount
Short-Term Investments — 4.0%
$330,693	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 7/30/2021 at 0.000% to be repurchased at $330,693 on 8/02/2021 collateralized by $342,000 U.S. Treasury Note, 0.250% due 8/31/2025 valued at $337,651 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $330,693)	330,693

	Total Investments — 100.4% (Identified Cost $7,098,220)	8,318,210
	Other assets less liabilities — (0.4)%	(33,198)

	Net Assets — 100.0%	$8,285,012

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(c)	Variable rate security. Rate as of July 31, 2021 is disclosed.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2021, the value of Rule 144A holdings amounted to $2,211 or less than 0.1% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Asset Allocation Summary at July 31, 2021 (Unaudited)

Equity	87.0%
Fixed Income	9.4
Short-Term Investments	4.0

Total Investments	100.4
Other assets less liabilities	(0.4)

Net Assets	100.0%

See accompanying notes to financial statements.

61  |

Portfolio of Investments – as of July 31, 2021 (Unaudited)

Natixis Sustainable Future 2050 Fund

Shares	Description	Value (†)
Common Stocks — 59.0% of Net Assets
	Aerospace & Defense — 1.0%
29	Axon Enterprise, Inc.(a)	$5,395
169	Boeing Co. (The)(a)	38,275
70	General Dynamics Corp.	13,722
7	L3Harris Technologies, Inc.	1,587
41	Moog, Inc., Class A	3,193
82	Raytheon Technologies Corp.	7,130

		69,302

	Air Freight & Logistics — 0.4%
144	Expeditors International of Washington, Inc.	18,468
44	United Parcel Service, Inc., Class B	8,420

		26,888

	Airlines — 0.2%
20	Alaska Air Group, Inc.(a)	1,161
96	Delta Air Lines, Inc.(a)	3,830
409	JetBlue Airways Corp.(a)	6,049

		11,040

	Auto Components — 0.2%
13	Aptiv PLC(a)	2,169
17	BorgWarner, Inc.	833
276	Dana, Inc.	6,668
35	Visteon Corp.(a)	3,992

		13,662

	Automobiles — 0.4%
426	General Motors Co.(a)	24,214
40	Thor Industries, Inc.	4,734

		28,948

	Banks — 2.8%
195	Ameris Bancorp	9,479
177	Bancorp, Inc. (The)(a)	4,136
182	BancorpSouth Bank	4,696
768	Bank of America Corp.	29,460
430	Citigroup, Inc.	29,077
157	Citizens Financial Group, Inc.	6,619
10	Comerica, Inc.	687
92	Cullen/Frost Bankers, Inc.	9,873
59	Fifth Third Bancorp	2,141
340	Fulton Financial Corp.	5,209
67	Huntington Bancshares, Inc.	943
170	International Bancshares Corp.	6,644
225	KeyCorp	4,424
11	M&T Bank Corp.	1,472
243	People’s United Financial, Inc.	3,815
88	PNC Financial Services Group, Inc. (The)	16,052
260	Regions Financial Corp.	5,005
263	Truist Financial Corp.	14,315
260	Trustmark Corp.	7,805
119	U.S. Bancorp	6,609
157	Webster Financial Corp.	7,552
436	Wells Fargo & Co.	20,030
69	Wintrust Financial Corp.	4,927

		200,970

	Beverages — 1.6%
215	Coca-Cola Co. (The)	12,261
92	Constellation Brands, Inc., Class A	20,639
926	Keurig Dr Pepper, Inc.	32,605
440	Monster Beverage Corp.(a)	41,501
78	PepsiCo, Inc.	12,242

		119,248

	Biotechnology — 1.8%
50	AbbVie, Inc.	5,815
146	Alnylam Pharmaceuticals, Inc.(a)	26,125
49	Amgen, Inc.	11,836
17	Biogen, Inc.(a)	5,554
118	BioMarin Pharmaceutical, Inc.(a)	9,054
131	CRISPR Therapeutics AG(a)	15,854
36	Gilead Sciences, Inc.	2,459
26	Ligand Pharmaceuticals, Inc.(a)	2,951
94	Regeneron Pharmaceuticals, Inc.(a)	54,013

		133,661

	Building Products — 0.4%
27	Carlisle Cos., Inc.	5,460
39	Carrier Global Corp.	2,155
33	Johnson Controls International PLC	2,357
27	Lennox International, Inc.	8,895
81	Owens Corning	7,789
54	Trex Co., Inc.(a)	5,243

		31,899

	Capital Markets — 4.1%
12	Ameriprise Financial, Inc.	3,091
695	Bank of New York Mellon Corp. (The)	35,674
10	BlackRock, Inc.	8,672
436	Charles Schwab Corp. (The)	29,626
20	CME Group, Inc.	4,243
67	FactSet Research Systems, Inc.	23,938
75	Franklin Resources, Inc.	2,216
69	Goldman Sachs Group, Inc. (The)	25,867
118	Intercontinental Exchange, Inc.	14,140
19	Invesco Ltd.	463
134	Janus Henderson Group PLC	5,607
205	KKR & Co., Inc.	13,071
31	Moody’s Corp.	11,656
28	Morgan Stanley	2,687
37	MSCI, Inc.	22,050
133	Northern Trust Corp.	15,009
44	S&P Global, Inc.	18,864
246	SEI Investments Co.	14,957
450	State Street Corp.	39,213
7	T. Rowe Price Group, Inc.	1,429
33	Virtus Investment Partners, Inc.	9,112

		301,585

	Chemicals — 0.7%
10	Air Products & Chemicals, Inc.	2,910
31	DuPont de Nemours, Inc.	2,327
11	Ecolab, Inc.	2,429
73	HB Fuller Co.	4,717
53	Innospec, Inc.	4,688
55	Linde PLC	16,907
62	Minerals Technologies, Inc.	4,974
10	PPG Industries, Inc.	1,635
9	Sherwin-Williams Co. (The)	2,619
37	Stepan Co.	4,364

		47,570

	Commercial Services & Supplies — 0.3%
67	Healthcare Services Group, Inc.	1,749
38	MSA Safety, Inc.	6,250
10	Republic Services, Inc.	1,184
57	Tetra Tech, Inc.	7,611
78	Viad Corp.(a)	3,576
17	Waste Management, Inc.	2,520

		22,890

See accompanying notes to financial statements.

|  62

Portfolio of Investments – as of July 31, 2021 (Unaudited)

Natixis Sustainable Future 2050 Fund – (continued)

Shares	Description	Value (†)
	Communications Equipment — 0.7%
36	Arista Networks, Inc.(a)	$13,694
86	Ciena Corp.(a)	5,000
469	Cisco Systems, Inc.	25,969
7	F5 Networks, Inc.(a)	1,446
48	Lumentum Holdings, Inc.(a)	4,031

		50,140

	Construction & Engineering — 0.1%
174	AECOM(a)	10,955

	Consumer Finance — 1.6%
794	Ally Financial, Inc.	40,780
177	American Express Co.	30,184
259	Capital One Financial Corp.	41,880
45	Green Dot Corp., Class A(a)	2,073
43	PROG Holdings, Inc.	1,882

		116,799

	Containers & Packaging — 0.1%
64	Ball Corp.	5,176
54	International Paper Co.	3,119

		8,295

	Distributors — 0.1%
41	Genuine Parts Co.	5,204

	Diversified Telecommunication Services — 0.3%
194	AT&T, Inc.	5,442
1,134	Lumen Technologies, Inc.	14,141

		19,583

	Electric Utilities — 0.6%
132	American Electric Power Co., Inc.	11,632
202	Edison International	11,009
34	Eversource Energy	2,933
48	IDACORP, Inc.	5,062
188	NextEra Energy, Inc.	14,645
47	PPL Corp.	1,333

		46,614

	Electrical Equipment — 0.6%
20	Acuity Brands, Inc.	3,508
48	Eaton Corp. PLC	7,586
35	Hubbell, Inc.	7,016
333	Plug Power, Inc.(a)	9,084
32	Rockwell Automation, Inc.	9,838
58	Sunrun, Inc.(a)	3,072

		40,104

	Electronic Equipment, Instruments & Components — 0.9%
24	Amphenol Corp., Class A	1,740
91	Avnet, Inc.	3,760
96	Cognex Corp.	8,679
21	Coherent, Inc.(a)	5,165
37	Corning, Inc.	1,549
124	Itron, Inc.(a)	12,229
19	Littelfuse, Inc.	5,054
18	Rogers Corp.(a)	3,431
128	TE Connectivity Ltd.	18,876
163	Vishay Intertechnology, Inc.	3,607

		64,090

	Energy Equipment & Services — 0.5%
725	Archrock, Inc.	6,242
119	Baker Hughes Co.	2,528
212	ChampionX Corp.(a)	4,927
83	NOV, Inc.(a)	1,146
656	Schlumberger NV	18,912

		33,755

	Entertainment — 1.2%
39	Activision Blizzard, Inc.	3,261
78	Cinemark Holdings, Inc.(a)	1,211
68	Electronic Arts, Inc.	9,789
47	Netflix, Inc.(a)	24,326
286	Walt Disney Co. (The)(a)	50,342

		88,929

	Food & Staples Retailing — 0.2%
74	BJ’s Wholesale Club Holdings, Inc.(a)	3,747
3	Costco Wholesale Corp.	1,289
83	Kroger Co. (The)	3,378
230	SpartanNash Co.	4,473
13	Sysco Corp.	965
71	Walgreens Boots Alliance, Inc.	3,348

		17,200

	Food Products — 0.4%
79	Campbell Soup Co.	3,454
25	Conagra Brands, Inc.	837
93	Darling Ingredients, Inc.(a)	6,423
58	General Mills, Inc.	3,414
98	Hain Celestial Group, Inc. (The)(a)	3,911
78	Hormel Foods Corp.	3,617
48	Ingredion, Inc.	4,215
16	J.M. Smucker Co. (The)	2,098
30	Kellogg Co.	1,901
16	McCormick & Co., Inc.	1,347

		31,217

	Gas Utilities — 0.2%
97	New Jersey Resources Corp.	3,736
55	ONE Gas, Inc.	4,058
114	South Jersey Industries, Inc.	2,869
125	UGI Corp.	5,749

		16,412

	Health Care Equipment & Supplies — 1.2%
50	Abbott Laboratories	6,049
13	Baxter International, Inc.	1,006
7	Becton Dickinson & Co.	1,790
37	Boston Scientific Corp.(a)	1,687
7	Cooper Cos., Inc. (The)	2,952
22	Danaher Corp.	6,545
15	DENTSPLY SIRONA, Inc.	991
52	Edwards Lifesciences Corp.(a)	5,838
53	Globus Medical, Inc., Class A(a)	4,408
27	Haemonetics Corp.(a)	1,641
50	Hill-Rom Holdings, Inc.	6,923
28	Hologic, Inc.(a)	2,101
16	Intuitive Surgical, Inc.(a)	15,863
37	Medtronic PLC	4,859
114	Meridian Bioscience, Inc.(a)	2,337
36	Merit Medical Systems, Inc.(a)	2,523
27	Penumbra, Inc.(a)	7,188
14	Quidel Corp.(a)	1,981
24	STAAR Surgical Co.(a)	3,070
7	STERIS PLC	1,526
10	Stryker Corp.	2,709

		83,987

	Health Care Providers & Services — 2.2%
19	Amedisys, Inc.(a)	4,952
24	Anthem, Inc.	9,216
145	Centene Corp.(a)	9,948
13	Chemed Corp.	6,188

See accompanying notes to financial statements.

63  |

Portfolio of Investments – as of July 31, 2021 (Unaudited)

Natixis Sustainable Future 2050 Fund – (continued)

Shares	Description	Value (†)
	Health Care Providers & Services — continued
32	Cigna Corp.	$7,344
191	CVS Health Corp.	15,731
46	Encompass Health Corp.	3,830
155	HCA Healthcare, Inc.	38,471
32	Henry Schein, Inc.(a)	2,565
62	Humana, Inc.	26,403
24	Laboratory Corp. of America Holdings(a)	7,108
202	MEDNAX, Inc.(a)	5,882
92	Patterson Cos., Inc.	2,864
39	Quest Diagnostics, Inc.	5,530
132	Select Medical Holdings Corp.	5,207
26	UnitedHealth Group, Inc.	10,718

		161,957

	Health Care Technology — 0.2%
311	Allscripts Healthcare Solutions, Inc.(a)	5,312
141	Cerner Corp.	11,335

		16,647

	Hotels, Restaurants & Leisure — 1.9%
12	Booking Holdings, Inc.(a)	26,139
3	Chipotle Mexican Grill, Inc.(a)	5,590
10	Expedia Group, Inc.(a)	1,609
160	Hilton Worldwide Holdings, Inc.(a)	21,032
60	Jack in the Box, Inc.	6,532
18	McDonald’s Corp.	4,369
21	Royal Caribbean Cruises Ltd.(a)	1,614
68	Shake Shack, Inc., Class A(a)	6,837
94	Six Flags Entertainment Corp.(a)	3,906
252	Starbucks Corp.	30,600
182	Wendy’s Co. (The)	4,224
249	Yum China Holdings, Inc.	15,485
84	Yum! Brands, Inc.	11,037

		138,974

	Household Durables — 0.3%
154	KB Home	6,536
114	Meritage Homes Corp.(a)	12,378
197	Taylor Morrison Home Corp.(a)	5,283

		24,197

	Household Products — 0.5%
8	Clorox Co. (The)	1,447
227	Colgate-Palmolive Co.	18,047
120	Kimberly-Clark Corp.	16,286

		35,780

	Independent Power & Renewable Electricity Producers — 0.3%
85	AES Corp. (The)	2,015
164	NextEra Energy Partners LP	12,715
68	Ormat Technologies, Inc.	4,742
102	Sunnova Energy International, Inc.(a)	3,886

		23,358

	Industrial Conglomerates — 0.3%
1,493	General Electric Co.	19,335
8	Honeywell International, Inc.	1,870

		21,205

	Insurance — 1.6%
30	Aflac, Inc.	1,650
40	Allstate Corp. (The)	5,202
450	American International Group, Inc.	21,307
71	Chubb Ltd.	11,981
87	First American Financial Corp.	5,856
32	Hanover Insurance Group, Inc. (The)	4,349
135	Hartford Financial Services Group, Inc. (The)	8,589
	Insurance — continued
14	Lincoln National Corp.	863
47	Marsh & McLennan Cos., Inc.	6,919
284	MetLife, Inc.	16,387
65	Prudential Financial, Inc.	6,518
227	Reinsurance Group of America, Inc.	25,011
33	Travelers Cos., Inc. (The)	4,914

		119,546

	Interactive Media & Services — 3.2%
24	Alphabet, Inc., Class A(a)	64,669
28	Alphabet, Inc., Class C(a)	75,724
267	Facebook, Inc., Class A(a)	95,132

		235,525

	Internet & Direct Marketing Retail — 2.1%
202	Alibaba Group Holding Ltd., Sponsored ADR(a)	39,428
20	Amazon.com, Inc.(a)	66,552
568	eBay, Inc.	38,743
6	Etsy, Inc.(a)	1,101
601	Qurate Retail, Inc., Class A	7,128

		152,952

	IT Services — 3.4%
55	Accenture PLC, Class A	17,472
105	Akamai Technologies, Inc.(a)	12,592
142	Automatic Data Processing, Inc.	29,767
56	Cognizant Technology Solutions Corp., Class A	4,118
589	DXC Technology Co.(a)	23,548
196	Fiserv, Inc.(a)	22,562
104	Gartner, Inc.(a)	27,532
82	MasterCard, Inc., Class A	31,647
28	Paychex, Inc.	3,187
15	VeriSign, Inc.(a)	3,245
261	Visa, Inc., Class A	64,308
26	WEX, Inc.(a)	4,933

		244,911

	Leisure Products — 0.1%
116	Callaway Golf Co.(a)	3,675

	Life Sciences Tools & Services — 0.9%
23	Agilent Technologies, Inc.	3,524
19	Bio-Techne Corp.	9,163
59	Illumina, Inc.(a)	29,249
106	NeoGenomics, Inc.(a)	4,887
48	Repligen Corp.(a)	11,794
11	Thermo Fisher Scientific, Inc.	5,940
8	Waters Corp.(a)	3,118

		67,675

	Machinery — 1.7%
64	AGCO Corp.	8,455
72	Caterpillar, Inc.	14,886
35	Chart Industries, Inc.(a)	5,441
62	Cummins, Inc.	14,390
108	Deere & Co.	39,052
14	Illinois Tool Works, Inc.	3,173
85	ITT, Inc.	8,322
103	Kennametal, Inc.	3,734
67	Oshkosh Corp.	8,010
17	Parker-Hannifin Corp.	5,304
19	Proto Labs, Inc.(a)	1,486
80	Terex Corp.	3,833
74	Toro Co. (The)	8,417

		124,503

See accompanying notes to financial statements.

|  64

Portfolio of Investments – as of July 31, 2021 (Unaudited)

Natixis Sustainable Future 2050 Fund – (continued)

Shares	Description	Value (†)
	Media — 1.4%
4	Cable One, Inc.	$7,552
40	Charter Communications, Inc., Class A(a)	29,762
722	Comcast Corp., Class A	42,475
113	Discovery, Inc., Series A(a)	3,278
24	Discovery, Inc., Series C(a)	651
68	Fox Corp., Class A	2,425
60	Interpublic Group of Cos., Inc. (The)	2,121
88	New York Times Co. (The), Class A	3,853
76	News Corp., Class A	1,872
91	Omnicom Group, Inc.	6,627

		100,616

	Metals & Mining — 0.4%
269	Cleveland-Cliffs, Inc.(a)	6,725
157	Commercial Metals Co.	5,150
13	Nucor Corp.	1,352
65	Reliance Steel & Aluminum Co.	10,215
43	Royal Gold, Inc.	5,225

		28,667

	Multi-Utilities — 0.2%
80	Consolidated Edison, Inc.	5,902
33	DTE Energy Co.	3,871
35	Sempra Energy	4,573
22	WEC Energy Group, Inc.	2,071

		16,417

	Multiline Retail — 0.2%
390	Macy’s, Inc.(a)	6,630
42	Target Corp.	10,964

		17,594

	Oil, Gas & Consumable Fuels — 1.4%
888	APA Corp.	16,650
298	ConocoPhillips	16,706
94	Devon Energy Corp.	2,429
162	Diamondback Energy, Inc.	12,495
16	DTE Midstream LLC(a)	678
380	EOG Resources, Inc.	27,687
158	EQT Corp.(a)	2,906
217	Kinder Morgan, Inc.	3,771
362	Marathon Oil Corp.	4,196
80	ONEOK, Inc.	4,158
435	Southwestern Energy Co.(a)	2,049
59	Valero Energy Corp.	3,951
75	World Fuel Services Corp.	2,584

		100,260

	Paper & Forest Products — 0.1%
114	Louisiana-Pacific Corp.	6,320

	Personal Products — 0.0%
4	Estee Lauder Cos., Inc. (The), Class A	1,335

	Pharmaceuticals — 1.5%
65	Bristol-Myers Squibb Co.	4,412
34	Eli Lilly & Co.	8,279
37	Jazz Pharmaceuticals PLC(a)	6,272
225	Merck & Co., Inc.	17,296
293	Novartis AG, Sponsored ADR	27,070
107	Novo Nordisk A/S, Sponsored ADR	9,908
22	Organon & Co.(a)	638
44	Perrigo Co. PLC	2,113
167	Pfizer, Inc.	7,149
480	Roche Holding AG, Sponsored ADR	23,165
8	Zoetis, Inc.	1,622

		107,924

	Professional Services — 0.3%
70	Exponent, Inc.	7,496
12	IHS Markit Ltd.	1,402
25	Insperity, Inc.	2,476
66	Korn Ferry	4,537
39	ManpowerGroup, Inc.	4,625
31	Nielsen Holdings PLC	734

		21,270

	Real Estate Management & Development — 0.3%
124	CBRE Group, Inc., Class A(a)	11,961
35	Jones Lang LaSalle, Inc.(a)	7,790

		19,751

	REITs – Apartments — 0.3%
127	American Campus Communities, Inc.	6,390
82	Camden Property Trust	12,250
33	Equity Residential	2,776

		21,416

	REITs – Diversified — 0.3%
44	American Tower Corp.	12,443
8	Crown Castle International Corp.	1,545
57	CyrusOne, Inc.	4,062
66	Weyerhaeuser Co.	2,226

		20,276

	REITs – Health Care — 0.0%
37	Ventas, Inc.	2,212
16	Welltower, Inc.	1,390

		3,602

	REITs – Hotels — 0.0%
115	Host Hotels & Resorts, Inc.(a)	1,832

	REITs – Mortgage — 0.1%
174	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	9,883

	REITs – Office Property — 0.4%
7	Boston Properties, Inc.	822
179	Corporate Office Properties Trust	5,270
211	Douglas Emmett, Inc.	7,047
287	Easterly Government Properties, Inc.	6,515
94	Kilroy Realty Corp.	6,511

		26,165

	REITs – Shopping Centers — 0.2%
510	Brixmor Property Group, Inc.	11,740

	REITs – Storage — 0.0%
23	Iron Mountain, Inc.	1,006

	REITs – Warehouse/Industrials — 0.1%
78	ProLogis, Inc.	9,987

	Road & Rail — 0.3%
90	CSX Corp.	2,909
36	Norfolk Southern Corp.	9,282
54	Ryder System, Inc.	4,112
26	Union Pacific Corp.	5,688

		21,991

	Semiconductors & Semiconductor Equipment — 3.1%
49	Advanced Micro Devices, Inc.(a)	5,203
21	Analog Devices, Inc.	3,516
37	Applied Materials, Inc.	5,177
73	Cirrus Logic, Inc.(a)	6,029
125	Cree, Inc.(a)	11,595
43	Enphase Energy, Inc.(a)	8,153
159	First Solar, Inc.(a)	13,680

See accompanying notes to financial statements.

65  |

Portfolio of Investments – as of July 31, 2021 (Unaudited)

Natixis Sustainable Future 2050 Fund – (continued)

Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — continued
93	Ichor Holdings Ltd.(a)	$4,796
170	Intel Corp.	9,132
7	Lam Research Corp.	4,462
37	Micron Technology, Inc.(a)	2,871
457	NVIDIA Corp.	89,110
5	NXP Semiconductors NV	1,032
190	QUALCOMM, Inc.	28,462
55	Silicon Laboratories, Inc.(a)	8,195
69	Texas Instruments, Inc.	13,153
31	Universal Display Corp.	7,269
7	Xilinx, Inc.	1,049

		222,884

	Software — 4.2%
31	Adobe, Inc.(a)	19,271
31	ANSYS, Inc.(a)	11,422
153	Autodesk, Inc.(a)	49,133
43	Blackbaud, Inc.(a)	3,067
56	Bottomline Technologies, Inc.(a)	2,260
12	Citrix Systems, Inc.	1,209
81	CommVault Systems, Inc.(a)	6,123
19	Fair Isaac Corp.(a)	9,954
198	Microsoft Corp.	56,412
43	NortonLifeLock, Inc.	1,067
615	Oracle Corp.	53,591
36	Paylocity Holding Corp.(a)	7,469
35	Qualys, Inc.(a)	3,555
152	salesforce.com, Inc.(a)	36,773
58	SPS Commerce, Inc.(a)	6,319
164	Workday, Inc., Class A(a)	38,442

		306,067

	Specialty Retail — 1.2%
119	American Eagle Outfitters, Inc.	4,102
46	Asbury Automotive Group, Inc.(a)	9,451
3	AutoZone, Inc.(a)	4,871
31	Best Buy Co., Inc.	3,483
55	Boot Barn Holdings, Inc.(a)	4,753
22	Five Below, Inc.(a)	4,277
15	GameStop Corp., Class A(a)	2,417
60	Gap, Inc. (The)	1,750
71	Home Depot, Inc. (The)	23,302
29	Lithia Motors, Inc.	10,939
14	Lowe’s Cos., Inc.	2,698
36	Monro, Inc.	2,088
17	TJX Cos., Inc. (The)	1,170
8	Ulta Beauty, Inc.(a)	2,686
47	Williams-Sonoma, Inc.	7,130

		85,117

	Technology Hardware, Storage & Peripherals — 0.6%
1,110	Hewlett Packard Enterprise Co.	16,095
671	HP, Inc.	19,372
117	NCR Corp.(a)	5,195
17	Seagate Technology Holdings PLC	1,494

		42,156

	Textiles, Apparel & Luxury Goods — 0.5%
28	Deckers Outdoor Corp.(a)	11,504
876	Under Armour, Inc., Class A(a)	17,914
74	VF Corp.	5,935
104	Wolverine World Wide, Inc.	3,488

		38,841

	Thrifts & Mortgage Finance — 0.1%
153	Mr. Cooper Group, Inc.(a)	5,689

	Trading Companies & Distributors — 0.0%
35	GATX Corp.	3,229

	Water Utilities — 0.3%
42	American Water Works Co., Inc.	7,144
274	Essential Utilities, Inc.	13,459

		20,603

	Wireless Telecommunication Services — 0.2%
75	Shenandoah Telecommunications Co.	3,959
75	T-Mobile US, Inc.(a)	10,802

		14,761

	Total Common Stocks (Identified Cost $3,433,641)	4,299,251

Principal Amount
Bonds and Notes — 4.1%
	Automotive — 0.0%
$2,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	2,265

	Banking — 0.6%
2,000	American Express Co., 3.700%, 8/03/2023	2,127
3,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	3,038
2,000	Bank of Montreal, MTN, 1.900%, 8/27/2021	2,002
2,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	2,155
2,000	Bank of Nova Scotia (The), 3.400%, 2/11/2024	2,141
3,000	Citigroup, Inc., 4.600%, 3/09/2026	3,436
1,000	Cooperatieve Rabobank U.A., 3.875%, 2/08/2022	1,019
2,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	2,191
2,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	2,122
3,000	KeyCorp, MTN, 2.550%, 10/01/2029	3,182
2,000	Morgan Stanley, (fixed rate to 1/23/2029, variable rate thereafter), GMTN, 4.431%, 1/23/2030	2,350
4,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	4,291
2,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	2,112
2,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	2,141
2,000	State Street Corp., 2.400%, 1/24/2030	2,124
3,000	Truist Bank, 3.200%, 4/01/2024	3,209
3,000	Wells Fargo & Co., MTN, 3.000%, 2/19/2025	3,216
2,000	Westpac Banking Corp., 2.350%, 2/19/2025	2,111

		44,967

	Brokerage — 0.1%
2,000	BlackRock, Inc., 2.400%, 4/30/2030	2,129
2,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	2,024

		4,153

	Chemicals — 0.0%
2,000	LYB International Finance BV, 5.250%, 7/15/2043	2,649

	Construction Machinery — 0.1%
3,000	Caterpillar Financial Services Corp., 0.650%, 7/07/2023	3,021
2,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	2,020

		5,041

	Consumer Cyclical Services — 0.0%
2,000	eBay, Inc., 3.800%, 3/09/2022	2,035

	Electric — 0.2%
2,000	Duke Energy Corp., 3.750%, 4/15/2024	2,154
2,000	Entergy Corp., 0.900%, 9/15/2025	1,989
2,000	Exelon Corp., 4.050%, 4/15/2030	2,311

See accompanying notes to financial statements.

|  66

Portfolio of Investments – as of July 31, 2021 (Unaudited)

Natixis Sustainable Future 2050 Fund – (continued)

Principal Amount	Description	Value (†)
	Electric — continued
$2,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	$2,054
1,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	1,067
1,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	1,096
4,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	4,388

		15,059

	Finance Companies — 0.0%
2,000	Ares Capital Corp., 3.250%, 7/15/2025	2,120

	Financial Other — 0.0%
2,000	ORIX Corp., 2.900%, 7/18/2022	2,050

	Food & Beverage — 0.1%
3,000	Coca-Cola Co. (The), 1.450%, 6/01/2027	3,064
2,000	General Mills, Inc., 4.000%, 4/17/2025	2,217
2,000	Mondelez International, Inc., 2.750%, 4/13/2030	2,134

		7,415

	Government Owned – No Guarantee — 0.1%
3,000	Federal National Mortgage Association, 6.625%, 11/15/2030	4,387

	Health Insurance — 0.1%
3,000	Anthem, Inc., 4.101%, 3/01/2028	3,457
2,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	2,864

		6,321

	Healthcare — 0.2%
2,000	Cigna Corp., 3.750%, 7/15/2023	2,124
4,000	CVS Health Corp., 4.300%, 3/25/2028	4,632
2,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	2,092
2,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	2,149

		10,997

	Independent Energy — 0.1%
4,000	EQT Corp., 3.000%, 10/01/2022	4,055

	Integrated Energy — 0.1%
2,000	BP Capital Markets PLC, 3.814%, 2/10/2024	2,160
2,000	Exxon Mobil Corp., 2.992%, 3/19/2025	2,147
2,000	Shell International Finance BV, 6.375%, 12/15/2038	2,982

		7,289

	Life Insurance — 0.0%
2,000	Athene Holding Ltd., 6.150%, 4/03/2030	2,567

	Media Entertainment — 0.0%
2,000	ViacomCBS, Inc., 4.750%, 5/15/2025	2,266

	Midstream — 0.1%
3,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	3,232

	Mortgage Related — 0.7%
245	FHLMC, 3.000%, 6/01/2049	256
15,922	FNMA, 2.000%, with various maturities from 2050 to 2051(b)	16,247
15,417	FNMA, 2.500%, with various maturities from 2050 to 2051(b)	16,071
9,349	FNMA, 3.000%, with various maturities from 2034 to 2051(b)	9,814
2,858	FNMA, 3.500%, with various maturities in 2049(b)	3,027
821	FNMA, 4.000%, 3/01/2050	876
901	FNMA, 4.500%, with various maturities in 2049(b)	972

		47,263

	Natural Gas — 0.1%
4,000	NiSource, Inc., 0.950%, 8/15/2025	3,978

	Pharmaceuticals — 0.1%
2,000	AbbVie, Inc., 3.600%, 5/14/2025	2,185
2,000	Amgen, Inc., 2.650%, 5/11/2022	2,033
4,000	Johnson & Johnson, 1.300%, 9/01/2030	3,946

		8,164

	Property & Casualty Insurance — 0.0%
2,000	American International Group, Inc., 3.400%, 6/30/2030	2,210

	Railroads — 0.0%
2,000	CSX Corp., 2.600%, 11/01/2026	2,138

	REITs – Office Property — 0.0%
2,000	Boston Properties LP, 2.750%, 10/01/2026	2,146

	REITs – Retail — 0.0%
2,000	Spirit Realty LP, 2.700%, 2/15/2032	2,025

	Restaurants — 0.0%
2,000	Starbucks Corp., 2.250%, 3/12/2030	2,058

	Retailers — 0.0%
2,000	Amazon.com, Inc., 3.875%, 8/22/2037	2,424

	Technology — 0.3%
3,000	Apple, Inc., 2.500%, 2/09/2025	3,180
2,000	Broadcom, Inc., 4.110%, 9/15/2028	2,257
2,000	HP, Inc., 3.000%, 6/17/2027	2,159
3,000	International Business Machines Corp., 4.000%, 6/20/2042	3,566
2,000	Oracle Corp., 2.950%, 5/15/2025	2,134
4,000	QUALCOMM, Inc., 1.650%, 5/20/2032	3,902
2,000	VMware, Inc., 2.950%, 8/21/2022	2,048

		19,246

	Treasuries — 0.9%
4,000	U.S. Treasury Bond, 2.250%, 5/15/2041	4,297
3,000	U.S. Treasury Bond, 2.500%, 5/15/2046	3,366
6,000	U.S. Treasury Bond, 2.875%, 11/15/2046	7,206
6,000	U.S. Treasury Bond, 3.000%, 5/15/2045	7,309
3,000	U.S. Treasury Bond, 3.000%, 2/15/2048	3,701
6,000	U.S. Treasury Bond, 3.000%, 2/15/2049	7,437
10,000	U.S. Treasury Note, 0.375%, 11/30/2025	9,904
2,000	U.S. Treasury Note, 1.250%, 3/31/2028	2,037
7,000	U.S. Treasury Note, 1.625%, 8/31/2022	7,115
13,000	U.S. Treasury Note, 2.125%, 12/31/2022	13,366

		65,738

	Wireless — 0.1%
2,000	Vodafone Group PLC, 6.150%, 2/27/2037	2,799

	Wirelines — 0.1%
2,000	AT&T, Inc., 3.650%, 6/01/2051	2,120
2,000	AT&T, Inc., 5.250%, 3/01/2037	2,541
2,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 1.256%, 5/15/2025(c)	2,058

		6,719

	Total Bonds and Notes (Identified Cost $292,203)	295,776

Shares
Exchange-Traded Funds — 11.2%
10,253	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $740,447)	815,729

See accompanying notes to financial statements.

67  |

Portfolio of Investments – as of July 31, 2021 (Unaudited)

Natixis Sustainable Future 2050 Fund – (continued)

Shares	Description	Value (†)
Mutual Funds — 9.5%
17,033	WCM Focused Emerging Markets Fund, Institutional Class	$342,362
12,510	WCM Focused International Growth Fund, Institutional Class	351,649

	Total Mutual Funds (Identified Cost $623,952)	694,011

Affiliated Mutual Funds — 13.2%
1,377	Loomis Sayles Inflation Protected Securities Fund, Class N	16,909
10,210	Mirova Global Green Bond Fund, Class N	108,427
55,579	Mirova International Sustainable Equity Fund, Class N	830,903

	Total Affiliated Mutual Funds (Identified Cost $869,555)	956,239

Principal Amount
Short-Term Investments — 3.3%
$242,354	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 7/30/2021 at 0.000% to be repurchased at $242,354 on 8/02/2021 collateralized by $250,800 U.S. Treasury Note, 0.250% due 8/31/2025 valued at $247,610 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $242,354)	242,354

	Total Investments — 100.3% (Identified Cost $6,202,152)	7,303,360
	Other assets less liabilities — (0.3)%	(24,133)

	Net Assets — 100.0%	$7,279,227

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(c)	Variable rate security. Rate as of July 31, 2021 is disclosed.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Asset Allocation Summary at July 31, 2021 (Unaudited)

Equity	91.1%
Fixed Income	5.9
Short-Term Investments	3.3

Total Investments	100.3
Other assets less liabilities	(0.3)

Net Assets	100.0%

See accompanying notes to financial statements.

|  68

Portfolio of Investments – as of July 31, 2021 (Unaudited)

Natixis Sustainable Future 2055 Fund

Shares	Description	Value (†)
Common Stocks — 58.5% of Net Assets
	Aerospace & Defense — 1.0%
21	Axon Enterprise, Inc.(a)	$3,906
131	Boeing Co. (The)(a)	29,669
52	General Dynamics Corp.	10,194
5	L3Harris Technologies, Inc.	1,134
30	Moog, Inc., Class A	2,336
61	Raytheon Technologies Corp.	5,304

		52,543

	Air Freight & Logistics — 0.4%
105	Expeditors International of Washington, Inc.	13,466
35	United Parcel Service, Inc., Class B	6,698

		20,164

	Airlines — 0.1%
11	Alaska Air Group, Inc.(a)	638
68	Delta Air Lines, Inc.(a)	2,713
306	JetBlue Airways Corp.(a)	4,526

		7,877

	Auto Components — 0.2%
8	Aptiv PLC(a)	1,335
15	BorgWarner, Inc.	735
207	Dana, Inc.	5,001
29	Visteon Corp.(a)	3,307

		10,378

	Automobiles — 0.4%
317	General Motors Co.(a)	18,018
28	Thor Industries, Inc.	3,314

		21,332

	Banks — 2.7%
148	Ameris Bancorp	7,194
132	Bancorp, Inc. (The)(a)	3,085
143	BancorpSouth Bank	3,689
572	Bank of America Corp.	21,942
320	Citigroup, Inc.	21,639
111	Citizens Financial Group, Inc.	4,680
9	Comerica, Inc.	618
69	Cullen/Frost Bankers, Inc.	7,405
47	Fifth Third Bancorp	1,706
250	Fulton Financial Corp.	3,830
51	Huntington Bancshares, Inc.	718
127	International Bancshares Corp.	4,963
129	KeyCorp	2,536
6	M&T Bank Corp.	803
176	People’s United Financial, Inc.	2,763
68	PNC Financial Services Group, Inc. (The)	12,404
169	Regions Financial Corp.	3,253
198	Truist Financial Corp.	10,777
197	Trustmark Corp.	5,914
91	U.S. Bancorp	5,054
120	Webster Financial Corp.	5,772
324	Wells Fargo & Co.	14,885
52	Wintrust Financial Corp.	3,713

		149,343

	Beverages — 1.6%
159	Coca-Cola Co. (The)	9,068
69	Constellation Brands, Inc., Class A	15,480
678	Keurig Dr Pepper, Inc.	23,872
342	Monster Beverage Corp.(a)	32,257
58	PepsiCo, Inc.	9,103

		89,780

	Biotechnology — 1.8%
39	AbbVie, Inc.	4,536
107	Alnylam Pharmaceuticals, Inc.(a)	19,146
38	Amgen, Inc.	9,178
11	Biogen, Inc.(a)	3,594
95	BioMarin Pharmaceutical, Inc.(a)	7,289
96	CRISPR Therapeutics AG(a)	11,618
23	Gilead Sciences, Inc.	1,571
19	Ligand Pharmaceuticals, Inc.(a)	2,157
70	Regeneron Pharmaceuticals, Inc.(a)	40,223

		99,312

	Building Products — 0.4%
20	Carlisle Cos., Inc.	4,045
28	Carrier Global Corp.	1,547
25	Johnson Controls International PLC	1,785
20	Lennox International, Inc.	6,589
61	Owens Corning	5,866
40	Trex Co., Inc.(a)	3,884

		23,716

	Capital Markets — 4.1%
10	Ameriprise Financial, Inc.	2,576
521	Bank of New York Mellon Corp. (The)	26,743
8	BlackRock, Inc.	6,937
325	Charles Schwab Corp. (The)	22,084
15	CME Group, Inc.	3,182
50	FactSet Research Systems, Inc.	17,864
47	Franklin Resources, Inc.	1,389
51	Goldman Sachs Group, Inc. (The)	19,119
86	Intercontinental Exchange, Inc.	10,305
17	Invesco Ltd.	414
102	Janus Henderson Group PLC	4,268
153	KKR & Co., Inc.	9,755
23	Moody’s Corp.	8,648
21	Morgan Stanley	2,015
24	MSCI, Inc.	14,303
95	Northern Trust Corp.	10,721
33	S&P Global, Inc.	14,148
184	SEI Investments Co.	11,187
337	State Street Corp.	29,366
5	T. Rowe Price Group, Inc.	1,021
24	Virtus Investment Partners, Inc.	6,627

		222,672

	Chemicals — 0.7%
8	Air Products & Chemicals, Inc.	2,328
24	DuPont de Nemours, Inc.	1,801
7	Ecolab, Inc.	1,546
55	HB Fuller Co.	3,554
39	Innospec, Inc.	3,450
43	Linde PLC	13,218
47	Minerals Technologies, Inc.	3,770
8	PPG Industries, Inc.	1,308
7	Sherwin-Williams Co. (The)	2,037
27	Stepan Co.	3,185

		36,197

	Commercial Services & Supplies — 0.3%
52	Healthcare Services Group, Inc.	1,357
28	MSA Safety, Inc.	4,606
7	Republic Services, Inc.	829
42	Tetra Tech, Inc.	5,608
58	Viad Corp.(a)	2,659
13	Waste Management, Inc.	1,927

		16,986

See accompanying notes to financial statements.

69  |

Portfolio of Investments – as of July 31, 2021 (Unaudited)

Natixis Sustainable Future 2055 Fund – (continued)

Shares	Description	Value (†)
	Communications Equipment — 0.7%
28	Arista Networks, Inc.(a)	$10,651
67	Ciena Corp.(a)	3,895
351	Cisco Systems, Inc.	19,435
5	F5 Networks, Inc.(a)	1,032
39	Lumentum Holdings, Inc.(a)	3,276

		38,289

	Construction & Engineering — 0.2%
128	AECOM(a)	8,059

	Consumer Finance — 1.6%
592	Ally Financial, Inc.	30,405
132	American Express Co.	22,510
193	Capital One Financial Corp.	31,208
34	Green Dot Corp., Class A(a)	1,567
34	PROG Holdings, Inc.	1,488

		87,178

	Containers & Packaging — 0.1%
47	Ball Corp.	3,801
40	International Paper Co.	2,311

		6,112

	Distributors — 0.1%
31	Genuine Parts Co.	3,934

	Diversified Telecommunication Services — 0.3%
143	AT&T, Inc.	4,011
818	Lumen Technologies, Inc.	10,201

		14,212

	Electric Utilities — 0.6%
98	American Electric Power Co., Inc.	8,636
144	Edison International	7,848
26	Eversource Energy	2,243
39	IDACORP, Inc.	4,112
140	NextEra Energy, Inc.	10,906
33	PPL Corp.	936

		34,681

	Electrical Equipment — 0.5%
15	Acuity Brands, Inc.	2,631
33	Eaton Corp. PLC	5,215
26	Hubbell, Inc.	5,212
237	Plug Power, Inc.(a)	6,465
23	Rockwell Automation, Inc.	7,071
42	Sunrun, Inc.(a)	2,225

		28,819

	Electronic Equipment, Instruments & Components — 0.9%
12	Amphenol Corp., Class A	870
69	Avnet, Inc.	2,851
73	Cognex Corp.	6,600
16	Coherent, Inc.(a)	3,935
30	Corning, Inc.	1,256
93	Itron, Inc.(a)	9,172
14	Littelfuse, Inc.	3,724
14	Rogers Corp.(a)	2,668
95	TE Connectivity Ltd.	14,009
129	Vishay Intertechnology, Inc.	2,855

		47,940

	Energy Equipment & Services — 0.4%
543	Archrock, Inc.	4,675
92	Baker Hughes Co.	1,954
162	ChampionX Corp.(a)	3,765
45	NOV, Inc.(a)	621
454	Schlumberger NV	13,089

		24,104

	Entertainment — 1.2%
28	Activision Blizzard, Inc.	2,342
64	Cinemark Holdings, Inc.(a)	994
46	Electronic Arts, Inc.	6,622
35	Netflix, Inc.(a)	18,115
214	Walt Disney Co. (The)(a)	37,668

		65,741

	Food & Staples Retailing — 0.2%
54	BJ’s Wholesale Club Holdings, Inc.(a)	2,734
3	Costco Wholesale Corp.	1,289
60	Kroger Co. (The)	2,442
173	SpartanNash Co.	3,365
10	Sysco Corp.	742
52	Walgreens Boots Alliance, Inc.	2,452

		13,024

	Food Products — 0.4%
56	Campbell Soup Co.	2,448
19	Conagra Brands, Inc.	636
68	Darling Ingredients, Inc.(a)	4,697
43	General Mills, Inc.	2,531
74	Hain Celestial Group, Inc. (The)(a)	2,953
56	Hormel Foods Corp.	2,597
37	Ingredion, Inc.	3,249
13	J.M. Smucker Co. (The)	1,705
19	Kellogg Co.	1,204
8	McCormick & Co., Inc.	674

		22,694

	Gas Utilities — 0.2%
76	New Jersey Resources Corp.	2,927
42	ONE Gas, Inc.	3,099
87	South Jersey Industries, Inc.	2,190
92	UGI Corp.	4,231

		12,447

	Health Care Equipment & Supplies — 1.1%
37	Abbott Laboratories	4,476
7	Baxter International, Inc.	541
5	Becton Dickinson & Co.	1,279
24	Boston Scientific Corp.(a)	1,094
6	Cooper Cos., Inc. (The)	2,531
17	Danaher Corp.	5,057
8	DENTSPLY SIRONA, Inc.	528
37	Edwards Lifesciences Corp.(a)	4,154
39	Globus Medical, Inc., Class A(a)	3,244
21	Haemonetics Corp.(a)	1,277
37	Hill-Rom Holdings, Inc.	5,123
17	Hologic, Inc.(a)	1,276
12	Intuitive Surgical, Inc.(a)	11,897
28	Medtronic PLC	3,677
97	Meridian Bioscience, Inc.(a)	1,988
31	Merit Medical Systems, Inc.(a)	2,173
20	Penumbra, Inc.(a)	5,325
11	Quidel Corp.(a)	1,556
18	STAAR Surgical Co.(a)	2,303
5	STERIS PLC	1,090
8	Stryker Corp.	2,167

		62,756

	Health Care Providers & Services — 2.2%
14	Amedisys, Inc.(a)	3,649
19	Anthem, Inc.	7,296
108	Centene Corp.(a)	7,410
9	Chemed Corp.	4,284
23	Cigna Corp.	5,278

See accompanying notes to financial statements.

|  70

Portfolio of Investments – as of July 31, 2021 (Unaudited)

Natixis Sustainable Future 2055 Fund – (continued)

Shares	Description	Value (†)
	Health Care Providers & Services — continued
143	CVS Health Corp.	$11,778
35	Encompass Health Corp.	2,914
115	HCA Healthcare, Inc.	28,543
21	Henry Schein, Inc.(a)	1,683
47	Humana, Inc.	20,015
18	Laboratory Corp. of America Holdings(a)	5,331
149	MEDNAX, Inc.(a)	4,339
70	Patterson Cos., Inc.	2,179
28	Quest Diagnostics, Inc.	3,970
101	Select Medical Holdings Corp.	3,985
20	UnitedHealth Group, Inc.	8,244

		120,898

	Health Care Technology — 0.2%
237	Allscripts Healthcare Solutions, Inc.(a)	4,048
97	Cerner Corp.	7,798

		11,846

	Hotels, Restaurants & Leisure — 1.9%
9	Booking Holdings, Inc.(a)	19,604
2	Chipotle Mexican Grill, Inc.(a)	3,727
5	Expedia Group, Inc.(a)	804
119	Hilton Worldwide Holdings, Inc.(a)	15,643
44	Jack in the Box, Inc.	4,790
14	McDonald’s Corp.	3,398
16	Royal Caribbean Cruises Ltd.(a)	1,230
50	Shake Shack, Inc., Class A(a)	5,027
70	Six Flags Entertainment Corp.(a)	2,909
179	Starbucks Corp.	21,736
144	Wendy’s Co. (The)	3,342
180	Yum China Holdings, Inc.	11,194
62	Yum! Brands, Inc.	8,146

		101,550

	Household Durables — 0.3%
115	KB Home	4,881
86	Meritage Homes Corp.(a)	9,338
155	Taylor Morrison Home Corp.(a)	4,157

		18,376

	Household Products — 0.5%
6	Clorox Co. (The)	1,085
171	Colgate-Palmolive Co.	13,595
89	Kimberly-Clark Corp.	12,079

		26,759

	Independent Power & Renewable Electricity Producers — 0.3%
56	AES Corp. (The)	1,327
118	NextEra Energy Partners LP	9,149
50	Ormat Technologies, Inc.	3,487
79	Sunnova Energy International, Inc.(a)	3,010

		16,973

	Industrial Conglomerates — 0.3%
1,112	General Electric Co.	14,400
6	Honeywell International, Inc.	1,403

		15,803

	Insurance — 1.6%
20	Aflac, Inc.	1,100
30	Allstate Corp. (The)	3,901
335	American International Group, Inc.	15,862
54	Chubb Ltd.	9,112
66	First American Financial Corp.	4,442
25	Hanover Insurance Group, Inc. (The)	3,398
95	Hartford Financial Services Group, Inc. (The)	6,044
12	Lincoln National Corp.	739
	Insurance — continued
35	Marsh & McLennan Cos., Inc.	5,153
210	MetLife, Inc.	12,117
49	Prudential Financial, Inc.	4,914
170	Reinsurance Group of America, Inc.	18,731
25	Travelers Cos., Inc. (The)	3,723

		89,236

	Interactive Media & Services — 3.3%
19	Alphabet, Inc., Class A(a)	51,196
21	Alphabet, Inc., Class C(a)	56,793
201	Facebook, Inc., Class A(a)	71,616

		179,605

	Internet & Direct Marketing Retail — 2.1%
154	Alibaba Group Holding Ltd., Sponsored ADR(a)	30,059
15	Amazon.com, Inc.(a)	49,914
420	eBay, Inc.	28,648
5	Etsy, Inc.(a)	918
462	Qurate Retail, Inc., Class A	5,479

		115,018

	IT Services — 3.4%
41	Accenture PLC, Class A	13,025
75	Akamai Technologies, Inc.(a)	8,994
105	Automatic Data Processing, Inc.	22,011
40	Cognizant Technology Solutions Corp., Class A	2,941
442	DXC Technology Co.(a)	17,671
146	Fiserv, Inc.(a)	16,806
77	Gartner, Inc.(a)	20,384
64	MasterCard, Inc., Class A	24,700
21	Paychex, Inc.	2,390
12	VeriSign, Inc.(a)	2,597
199	Visa, Inc., Class A	49,032
20	WEX, Inc.(a)	3,795

		184,346

	Leisure Products — 0.1%
85	Callaway Golf Co.(a)	2,693

	Life Sciences Tools & Services — 0.9%
17	Agilent Technologies, Inc.	2,605
14	Bio-Techne Corp.	6,751
44	Illumina, Inc.(a)	21,813
80	NeoGenomics, Inc.(a)	3,688
36	Repligen Corp.(a)	8,845
8	Thermo Fisher Scientific, Inc.	4,320
7	Waters Corp.(a)	2,729

		50,751

	Machinery — 1.7%
48	AGCO Corp.	6,341
54	Caterpillar, Inc.	11,165
27	Chart Industries, Inc.(a)	4,197
45	Cummins, Inc.	10,445
82	Deere & Co.	29,650
11	Illinois Tool Works, Inc.	2,493
64	ITT, Inc.	6,266
81	Kennametal, Inc.	2,936
50	Oshkosh Corp.	5,978
13	Parker-Hannifin Corp.	4,056
15	Proto Labs, Inc.(a)	1,173
63	Terex Corp.	3,019
56	Toro Co. (The)	6,370

		94,089

	Media — 1.4%
3	Cable One, Inc.	5,664

See accompanying notes to financial statements.

71  |

Portfolio of Investments – as of July 31, 2021 (Unaudited)

Natixis Sustainable Future 2055 Fund – (continued)

Shares	Description	Value (†)
	Media — continued
31	Charter Communications, Inc., Class A(a)	$23,065
537	Comcast Corp., Class A	31,592
84	Discovery, Inc., Series A(a)	2,437
21	Discovery, Inc., Series C(a)	569
48	Fox Corp., Class A	1,712
46	Interpublic Group of Cos., Inc. (The)	1,627
67	New York Times Co. (The), Class A	2,933
57	News Corp., Class A	1,404
62	Omnicom Group, Inc.	4,515

		75,518

	Metals & Mining — 0.4%
205	Cleveland-Cliffs, Inc.(a)	5,125
116	Commercial Metals Co.	3,805
11	Nucor Corp.	1,144
49	Reliance Steel & Aluminum Co.	7,700
32	Royal Gold, Inc.	3,889

		21,663

	Multi-Utilities — 0.2%
58	Consolidated Edison, Inc.	4,278
24	DTE Energy Co.	2,816
26	Sempra Energy	3,397
16	WEC Energy Group, Inc.	1,506

		11,997

	Multiline Retail — 0.2%
294	Macy’s, Inc.(a)	4,998
32	Target Corp.	8,354

		13,352

	Oil, Gas & Consumable Fuels — 1.4%
664	APA Corp.	12,450
223	ConocoPhillips	12,501
60	Devon Energy Corp.	1,550
120	Diamondback Energy, Inc.	9,256
9	DTE Midstream LLC(a)	382
283	EOG Resources, Inc.	20,619
117	EQT Corp.(a)	2,152
154	Kinder Morgan, Inc.	2,677
248	Marathon Oil Corp.	2,874
60	ONEOK, Inc.	3,118
376	Southwestern Energy Co.(a)	1,771
43	Valero Energy Corp.	2,880
63	World Fuel Services Corp.	2,171

		74,401

	Paper & Forest Products — 0.1%
85	Louisiana-Pacific Corp.	4,712

	Personal Products — 0.0%
2	Estee Lauder Cos., Inc. (The), Class A	668

	Pharmaceuticals — 1.4%
50	Bristol-Myers Squibb Co.	3,394
25	Eli Lilly & Co.	6,087
27	Jazz Pharmaceuticals PLC(a)	4,577
165	Merck & Co., Inc.	12,684
208	Novartis AG, Sponsored ADR	19,217
79	Novo Nordisk A/S, Sponsored ADR	7,315
15	Organon & Co.(a)	435
27	Perrigo Co. PLC	1,297
120	Pfizer, Inc.	5,137
364	Roche Holding AG, Sponsored ADR	17,567
7	Zoetis, Inc.	1,419

		79,129

	Professional Services — 0.3%
51	Exponent, Inc.	5,462
9	IHS Markit Ltd.	1,051
20	Insperity, Inc.	1,981
52	Korn Ferry	3,574
31	ManpowerGroup, Inc.	3,676
27	Nielsen Holdings PLC	640

		16,384

	Real Estate Management & Development — 0.3%
93	CBRE Group, Inc., Class A(a)	8,971
26	Jones Lang LaSalle, Inc.(a)	5,787

		14,758

	REITs – Apartments — 0.3%
93	American Campus Communities, Inc.	4,679
62	Camden Property Trust	9,262
26	Equity Residential	2,187

		16,128

	REITs – Diversified — 0.3%
33	American Tower Corp.	9,332
7	Crown Castle International Corp.	1,352
45	CyrusOne, Inc.	3,207
43	Weyerhaeuser Co.	1,450

		15,341

	REITs – Health Care — 0.1%
24	Ventas, Inc.	1,435
13	Welltower, Inc.	1,129

		2,564

	REITs – Hotels — 0.0%
72	Host Hotels & Resorts, Inc.(a)	1,147

	REITs – Mortgage — 0.1%
127	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	7,214

	REITs – Office Property — 0.4%
3	Boston Properties, Inc.	352
140	Corporate Office Properties Trust	4,121
158	Douglas Emmett, Inc.	5,277
211	Easterly Government Properties, Inc.	4,790
70	Kilroy Realty Corp.	4,849

		19,389

	REITs – Shopping Centers — 0.2%
376	Brixmor Property Group, Inc.	8,655

	REITs – Storage — 0.0%
13	Iron Mountain, Inc.	569

	REITs – Warehouse/Industrials — 0.1%
58	ProLogis, Inc.	7,426

	Road & Rail — 0.3%
69	CSX Corp.	2,230
28	Norfolk Southern Corp.	7,219
41	Ryder System, Inc.	3,122
18	Union Pacific Corp.	3,938

		16,509

	Semiconductors & Semiconductor Equipment — 3.0%
35	Advanced Micro Devices, Inc.(a)	3,717
16	Analog Devices, Inc.	2,679
25	Applied Materials, Inc.	3,498
53	Cirrus Logic, Inc.(a)	4,377
89	Cree, Inc.(a)	8,256
30	Enphase Energy, Inc.(a)	5,688
113	First Solar, Inc.(a)	9,722
73	Ichor Holdings Ltd.(a)	3,765

See accompanying notes to financial statements.

|  72

Portfolio of Investments – as of July 31, 2021 (Unaudited)

Natixis Sustainable Future 2055 Fund – (continued)

Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — continued
124	Intel Corp.	$6,661
5	Lam Research Corp.	3,187
28	Micron Technology, Inc.(a)	2,172
344	NVIDIA Corp.	67,076
4	NXP Semiconductors NV	826
143	QUALCOMM, Inc.	21,421
41	Silicon Laboratories, Inc.(a)	6,109
50	Texas Instruments, Inc.	9,531
22	Universal Display Corp.	5,159
5	Xilinx, Inc.	749

		164,593

	Software — 4.2%
24	Adobe, Inc.(a)	14,919
24	ANSYS, Inc.(a)	8,843
120	Autodesk, Inc.(a)	38,536
31	Blackbaud, Inc.(a)	2,211
45	Bottomline Technologies, Inc.(a)	1,816
8	Citrix Systems, Inc.	806
62	CommVault Systems, Inc.(a)	4,687
14	Fair Isaac Corp.(a)	7,335
150	Microsoft Corp.	42,736
19	NortonLifeLock, Inc.	472
478	Oracle Corp.	41,653
26	Paylocity Holding Corp.(a)	5,394
27	Qualys, Inc.(a)	2,742
109	salesforce.com, Inc.(a)	26,370
44	SPS Commerce, Inc.(a)	4,794
125	Workday, Inc., Class A(a)	29,300

		232,614

	Specialty Retail — 1.1%
94	American Eagle Outfitters, Inc.	3,240
34	Asbury Automotive Group, Inc.(a)	6,986
2	AutoZone, Inc.(a)	3,247
18	Best Buy Co., Inc.	2,022
41	Boot Barn Holdings, Inc.(a)	3,543
17	Five Below, Inc.(a)	3,305
12	GameStop Corp., Class A(a)	1,934
34	Gap, Inc. (The)	992
53	Home Depot, Inc. (The)	17,394
21	Lithia Motors, Inc.	7,922
12	Lowe’s Cos., Inc.	2,312
28	Monro, Inc.	1,624
9	TJX Cos., Inc. (The)	619
5	Ulta Beauty, Inc.(a)	1,679
34	Williams-Sonoma, Inc.	5,158

		61,977

	Technology Hardware, Storage & Peripherals — 0.6%
798	Hewlett Packard Enterprise Co.	11,571
493	HP, Inc.	14,233
89	NCR Corp.(a)	3,951
13	Seagate Technology Holdings PLC	1,143

		30,898

	Textiles, Apparel & Luxury Goods — 0.5%
21	Deckers Outdoor Corp.(a)	8,628
673	Under Armour, Inc., Class A(a)	13,763
55	VF Corp.	4,411
78	Wolverine World Wide, Inc.	2,616

		29,418

	Thrifts & Mortgage Finance — 0.1%
116	Mr. Cooper Group, Inc.(a)	4,313

	Trading Companies & Distributors — 0.0%
27	GATX Corp.	2,491

	Water Utilities — 0.3%
32	American Water Works Co., Inc.	5,444
204	Essential Utilities, Inc.	10,020

		15,464

	Wireless Telecommunication Services — 0.2%
58	Shenandoah Telecommunications Co.	3,062
56	T-Mobile US, Inc.(a)	8,065

		11,127

	Total Common Stocks (Identified Cost $2,579,200)	3,208,652

Principal Amount
Bonds and Notes — 3.9%
	Automotive — 0.1%
$2,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	2,265
2,000	Lear Corp., 4.250%, 5/15/2029	2,303

		4,568

	Banking — 0.6%
2,000	American Express Co., 3.700%, 8/03/2023	2,127
2,000	Bank of Montreal, MTN, 1.900%, 8/27/2021	2,002
2,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	2,155
2,000	Citigroup, Inc., 4.600%, 3/09/2026	2,291
2,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	2,191
2,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	2,122
2,000	KeyCorp, MTN, 2.550%, 10/01/2029	2,121
2,000	Morgan Stanley, (fixed rate to 1/23/2029, variable rate thereafter), GMTN, 4.431%, 1/23/2030	2,350
2,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	2,146
4,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	4,224
2,000	Truist Bank, 3.200%, 4/01/2024	2,139
2,000	Wells Fargo & Co., MTN, 3.000%, 2/19/2025	2,144
2,000	Westpac Banking Corp., 2.350%, 2/19/2025	2,111

		30,123

	Brokerage — 0.1%
2,000	BlackRock, Inc., 2.400%, 4/30/2030	2,129
1,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	1,012

		3,141

	Chemicals — 0.1%
2,000	LYB International Finance BV, 5.250%, 7/15/2043	2,649

	Construction Machinery — 0.0%
2,000	Caterpillar Financial Services Corp., 0.650%, 7/07/2023	2,014

	Electric — 0.2%
2,000	Duke Energy Corp., 3.750%, 4/15/2024	2,154
2,000	Entergy Corp., 0.900%, 9/15/2025	1,989
2,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	2,054
2,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	2,194

		8,391

	Food & Beverage — 0.1%
2,000	Coca-Cola Co. (The), 1.450%, 6/01/2027	2,043
2,000	General Mills, Inc., 4.000%, 4/17/2025	2,217
2,000	Mondelez International, Inc., 2.750%, 4/13/2030	2,134

		6,394

See accompanying notes to financial statements.

73  |

Portfolio of Investments – as of July 31, 2021 (Unaudited)

Natixis Sustainable Future 2055 Fund – (continued)

Principal Amount	Description	Value (†)
	Government Owned – No Guarantee — 0.1%
$2,000	Federal National Mortgage Association, 6.625%, 11/15/2030	$2,925

	Health Insurance — 0.1%
2,000	Anthem, Inc., 4.101%, 3/01/2028	2,305
2,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	2,863

		5,168

	Healthcare — 0.0%
1,000	CVS Health Corp., 4.300%, 3/25/2028	1,158

	Independent Energy — 0.1%
4,000	EQT Corp., 3.000%, 10/01/2022	4,055

	Integrated Energy — 0.1%
2,000	BP Capital Markets PLC, 3.814%, 2/10/2024	2,160
2,000	Exxon Mobil Corp., 2.992%, 3/19/2025	2,147
2,000	Shell International Finance BV, 6.375%, 12/15/2038	2,982

		7,289

	Life Insurance — 0.1%
2,000	Athene Holding Ltd., 6.150%, 4/03/2030	2,567

	Midstream — 0.0%
2,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	2,155

	Mortgage Related — 0.6%
11,990	FNMA, 2.000%, with various maturities in 2051(b)	12,236
10,662	FNMA, 2.500%, with various maturities in 2051(b)	11,114
5,113	FNMA, 3.000%, with various maturities from 2034 to 2049(b)	5,371
3,103	FNMA, 3.500%, with various maturities in 2049(b)	3,285
1,420	FNMA, 4.000%, with various maturities from 2049 to 2050(b)	1,515
866	FNMA, 4.500%, with various maturities from 2048 to 2049(b)	934

		34,455

	Natural Gas — 0.0%
2,000	NiSource, Inc., 0.950%, 8/15/2025	1,989

	Pharmaceuticals — 0.1%
2,000	AbbVie, Inc., 3.600%, 5/14/2025	2,185
3,000	Johnson & Johnson, 1.300%, 9/01/2030	2,959

		5,144

	Property & Casualty Insurance — 0.0%
2,000	American International Group, Inc., 3.400%, 6/30/2030	2,209

	Railroads — 0.0%
2,000	CSX Corp., 2.600%, 11/01/2026	2,138

	REITs – Office Property — 0.0%
2,000	Boston Properties LP, 2.750%, 10/01/2026	2,146

	Restaurants — 0.0%
2,000	Starbucks Corp., 2.250%, 3/12/2030	2,058

	Retailers — 0.0%
2,000	Amazon.com, Inc., 3.875%, 8/22/2037	2,424

	Technology — 0.2%
1,000	Apple, Inc., 2.500%, 2/09/2025	1,060
2,000	International Business Machines Corp., 4.000%, 6/20/2042	2,377
2,000	Oracle Corp., 2.950%, 5/15/2025	2,135
4,000	QUALCOMM, Inc., 1.650%, 5/20/2032	3,902

		9,474

	Treasuries — 1.0%
1,000	U.S. Treasury Bond, 2.250%, 5/15/2041	1,074
4,000	U.S. Treasury Bond, 2.875%, 11/15/2046	4,804
5,000	U.S. Treasury Bond, 3.000%, 5/15/2045	6,091
	Treasuries — continued
3,000	U.S. Treasury Bond, 3.000%, 2/15/2048	3,701
5,000	U.S. Treasury Bond, 3.000%, 2/15/2049	6,198
10,000	U.S. Treasury Note, 0.375%, 11/30/2025	9,904
3,000	U.S. Treasury Note, 1.250%, 3/31/2028	3,056
11,000	U.S. Treasury Note, 1.625%, 8/31/2022	11,181
8,000	U.S. Treasury Note, 2.125%, 12/31/2022	8,225

		54,234

	Utility Other — 0.1%
2,000	Essential Utilities, Inc., 4.276%, 5/01/2049	2,455

	Wireless — 0.1%
2,000	Vodafone Group PLC, 6.150%, 2/27/2037	2,798

	Wirelines — 0.1%
2,000	AT&T, Inc., 3.650%, 6/01/2051	2,120
2,000	AT&T, Inc., 5.250%, 3/01/2037	2,541
2,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 1.256%, 5/15/2025(c)	2,058

		6,719

	Total Bonds and Notes (Identified Cost $208,550)	210,840

Shares
Exchange-Traded Funds — 11.4%
7,870	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $575,439)	626,137

Mutual Funds — 9.6%
13,142	WCM Focused Emerging Markets Fund, Institutional Class	264,161
9,399	WCM Focused International Growth Fund, Institutional Class	264,209

	Total Mutual Funds (Identified Cost $471,863)	528,370

Affiliated Mutual Funds — 13.0%
7,772	Mirova Global Green Bond Fund, Class N	82,535
42,144	Mirova International Sustainable Equity Fund, Class N	630,059

	Total Affiliated Mutual Funds (Identified Cost $641,464)	712,594

Principal Amount
Short-Term Investments — 4.3%
$232,767	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 7/30/2021 at 0.000% to be repurchased at $232,767 on 8/02/2021 collateralized by $240,800 U.S. Treasury Note, 0.250% due 8/31/2025 valued at $237,738 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $232,767)	232,767

	Total Investments — 100.7% (Identified Cost $4,709,283)	5,519,360
	Other assets less liabilities — (0.7)%	(36,779)

	Net Assets — 100.0%	$5,482,581

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

See accompanying notes to financial statements.

|  74

Portfolio of Investments – as of July 31, 2021 (Unaudited)

Natixis Sustainable Future 2055 Fund – (continued)

(b)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(c)	Variable rate security. Rate as of July 31, 2021 is disclosed.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Asset Allocation Summary at July 31, 2021 (Unaudited)

Equity	91.0%
Fixed Income	5.4
Short-Term Investments	4.3

Total Investments	100.7
Other assets less liabilities	(0.7)

Net Assets	100.0%

See accompanying notes to financial statements.

75  |

Portfolio of Investments – as of July 31, 2021 (Unaudited)

Natixis Sustainable Future 2060 Fund

Shares	Description	Value (†)
Common Stocks — 60.7% of Net Assets
	Aerospace & Defense — 1.0%
19	Axon Enterprise, Inc.(a)	$3,535
109	Boeing Co. (The)(a)	24,686
46	General Dynamics Corp.	9,018
4	L3Harris Technologies, Inc.	907
28	Moog, Inc., Class A	2,180
54	Raytheon Technologies Corp.	4,695

		45,021

	Air Freight & Logistics — 0.4%
89	Expeditors International of Washington, Inc.	11,414
30	United Parcel Service, Inc., Class B	5,741

		17,155

	Airlines — 0.2%
11	Alaska Air Group, Inc.(a)	639
58	Delta Air Lines, Inc.(a)	2,314
281	JetBlue Airways Corp.(a)	4,156

		7,109

	Auto Components — 0.2%
9	Aptiv PLC(a)	1,502
15	BorgWarner, Inc.	735
183	Dana, Inc.	4,421
24	Visteon Corp.(a)	2,737

		9,395

	Automobiles — 0.4%
284	General Motors Co.(a)	16,143
25	Thor Industries, Inc.	2,959

		19,102

	Banks — 2.9%
136	Ameris Bancorp	6,611
118	Bancorp, Inc. (The)(a)	2,758
131	BancorpSouth Bank	3,380
511	Bank of America Corp.	19,602
286	Citigroup, Inc.	19,339
89	Citizens Financial Group, Inc.	3,752
9	Comerica, Inc.	618
64	Cullen/Frost Bankers, Inc.	6,868
34	Fifth Third Bancorp	1,234
229	Fulton Financial Corp.	3,508
55	Huntington Bancshares, Inc.	774
117	International Bancshares Corp.	4,572
128	KeyCorp	2,516
6	M&T Bank Corp.	803
149	People’s United Financial, Inc.	2,339
58	PNC Financial Services Group, Inc. (The)	10,580
148	Regions Financial Corp.	2,849
169	Truist Financial Corp.	9,199
177	Trustmark Corp.	5,314
74	U.S. Bancorp	4,110
108	Webster Financial Corp.	5,195
290	Wells Fargo & Co.	13,323
47	Wintrust Financial Corp.	3,356

		132,600

	Beverages — 1.7%
142	Coca-Cola Co. (The)	8,098
62	Constellation Brands, Inc., Class A	13,909
605	Keurig Dr Pepper, Inc.	21,302
276	Monster Beverage Corp.(a)	26,032
52	PepsiCo, Inc.	8,162

		77,503

	Biotechnology — 1.9%
32	AbbVie, Inc.	3,722
93	Alnylam Pharmaceuticals, Inc.(a)	16,641
34	Amgen, Inc.	8,212
10	Biogen, Inc.(a)	3,267
79	BioMarin Pharmaceutical, Inc.(a)	6,062
81	CRISPR Therapeutics AG(a)	9,803
22	Gilead Sciences, Inc.	1,502
17	Ligand Pharmaceuticals, Inc.(a)	1,930
60	Regeneron Pharmaceuticals, Inc.(a)	34,477

		85,616

	Building Products — 0.5%
19	Carlisle Cos., Inc.	3,842
20	Carrier Global Corp.	1,105
18	Johnson Controls International PLC	1,286
17	Lennox International, Inc.	5,600
56	Owens Corning	5,385
37	Trex Co., Inc.(a)	3,593

		20,811

	Capital Markets — 4.2%
8	Ameriprise Financial, Inc.	2,060
453	Bank of New York Mellon Corp. (The)	23,252
6	BlackRock, Inc.	5,203
288	Charles Schwab Corp. (The)	19,570
12	CME Group, Inc.	2,545
42	FactSet Research Systems, Inc.	15,006
46	Franklin Resources, Inc.	1,359
46	Goldman Sachs Group, Inc. (The)	17,244
77	Intercontinental Exchange, Inc.	9,227
18	Invesco Ltd.	439
90	Janus Henderson Group PLC	3,766
137	KKR & Co., Inc.	8,735
21	Moody’s Corp.	7,896
18	Morgan Stanley	1,728
22	MSCI, Inc.	13,111
81	Northern Trust Corp.	9,141
29	S&P Global, Inc.	12,433
151	SEI Investments Co.	9,181
292	State Street Corp.	25,445
4	T. Rowe Price Group, Inc.	817
22	Virtus Investment Partners, Inc.	6,075

		194,233

	Chemicals — 0.7%
6	Air Products & Chemicals, Inc.	1,746
17	DuPont de Nemours, Inc.	1,276
7	Ecolab, Inc.	1,546
49	HB Fuller Co.	3,166
34	Innospec, Inc.	3,007
36	Linde PLC	11,066
42	Minerals Technologies, Inc.	3,369
5	PPG Industries, Inc.	818
7	Sherwin-Williams Co. (The)	2,037
24	Stepan Co.	2,831

		30,862

	Commercial Services & Supplies — 0.3%
44	Healthcare Services Group, Inc.	1,149
25	MSA Safety, Inc.	4,112
5	Republic Services, Inc.	592
37	Tetra Tech, Inc.	4,940
51	Viad Corp.(a)	2,338
9	Waste Management, Inc.	1,334

		14,465

See accompanying notes to financial statements.

|  76

Portfolio of Investments – as of July 31, 2021 (Unaudited)

Natixis Sustainable Future 2060 Fund – (continued)

Shares	Description	Value (†)
	Communications Equipment — 0.7%
23	Arista Networks, Inc.(a)	$8,749
62	Ciena Corp.(a)	3,605
290	Cisco Systems, Inc.	16,057
4	F5 Networks, Inc.(a)	826
33	Lumentum Holdings, Inc.(a)	2,772

		32,009

	Construction & Engineering — 0.2%
114	AECOM(a)	7,177

	Consumer Finance — 1.7%
529	Ally Financial, Inc.	27,170
118	American Express Co.	20,123
173	Capital One Financial Corp.	27,974
30	Green Dot Corp., Class A(a)	1,382
29	PROG Holdings, Inc.	1,269

		77,918

	Containers & Packaging — 0.1%
42	Ball Corp.	3,397
29	International Paper Co.	1,675

		5,072

	Distributors — 0.1%
25	Genuine Parts Co.	3,173

	Diversified Telecommunication Services — 0.3%
120	AT&T, Inc.	3,366
685	Lumen Technologies, Inc.	8,542

		11,908

	Electric Utilities — 0.7%
88	American Electric Power Co., Inc.	7,755
127	Edison International	6,921
23	Eversource Energy	1,984
33	IDACORP, Inc.	3,480
119	NextEra Energy, Inc.	9,270
33	PPL Corp.	936

		30,346

	Electrical Equipment — 0.5%
12	Acuity Brands, Inc.	2,105
30	Eaton Corp. PLC	4,741
23	Hubbell, Inc.	4,611
198	Plug Power, Inc.(a)	5,401
20	Rockwell Automation, Inc.	6,148
36	Sunrun, Inc.(a)	1,907

		24,913

	Electronic Equipment, Instruments & Components — 0.9%
12	Amphenol Corp., Class A	870
63	Avnet, Inc.	2,603
64	Cognex Corp.	5,786
14	Coherent, Inc.(a)	3,443
24	Corning, Inc.	1,005
77	Itron, Inc.(a)	7,594
13	Littelfuse, Inc.	3,458
12	Rogers Corp.(a)	2,287
85	TE Connectivity Ltd.	12,535
112	Vishay Intertechnology, Inc.	2,478

		42,059

	Energy Equipment & Services — 0.5%
481	Archrock, Inc.	4,142
67	Baker Hughes Co.	1,423
141	ChampionX Corp.(a)	3,277
68	NOV, Inc.(a)	939
376	Schlumberger NV	10,840

		20,621

	Entertainment — 1.2%
22	Activision Blizzard, Inc.	1,840
48	Cinemark Holdings, Inc.(a)	745
39	Electronic Arts, Inc.	5,614
31	Netflix, Inc.(a)	16,045
175	Walt Disney Co. (The)(a)	30,804

		55,048

	Food & Staples Retailing — 0.2%
50	BJ’s Wholesale Club Holdings, Inc.(a)	2,532
2	Costco Wholesale Corp.	860
52	Kroger Co. (The)	2,116
149	SpartanNash Co.	2,898
10	Sysco Corp.	742
41	Walgreens Boots Alliance, Inc.	1,933

		11,081

	Food Products — 0.4%
46	Campbell Soup Co.	2,011
15	Conagra Brands, Inc.	502
63	Darling Ingredients, Inc.(a)	4,352
34	General Mills, Inc.	2,001
65	Hain Celestial Group, Inc. (The)(a)	2,594
46	Hormel Foods Corp.	2,134
33	Ingredion, Inc.	2,898
11	J.M. Smucker Co. (The)	1,442
15	Kellogg Co.	950
8	McCormick & Co., Inc.	673

		19,557

	Gas Utilities — 0.2%
67	New Jersey Resources Corp.	2,581
37	ONE Gas, Inc.	2,730
71	South Jersey Industries, Inc.	1,787
84	UGI Corp.	3,863

		10,961

	Health Care Equipment & Supplies — 1.2%
31	Abbott Laboratories	3,750
7	Baxter International, Inc.	541
5	Becton Dickinson & Co.	1,279
26	Boston Scientific Corp.(a)	1,186
5	Cooper Cos., Inc. (The)	2,109
14	Danaher Corp.	4,165
13	DENTSPLY SIRONA, Inc.	859
34	Edwards Lifesciences Corp.(a)	3,817
35	Globus Medical, Inc., Class A(a)	2,911
17	Haemonetics Corp.(a)	1,033
33	Hill-Rom Holdings, Inc.	4,569
15	Hologic, Inc.(a)	1,126
9	Intuitive Surgical, Inc.(a)	8,923
24	Medtronic PLC	3,151
80	Meridian Bioscience, Inc.(a)	1,640
26	Merit Medical Systems, Inc.(a)	1,822
18	Penumbra, Inc.(a)	4,792
9	Quidel Corp.(a)	1,273
16	STAAR Surgical Co.(a)	2,047
4	STERIS PLC	872
7	Stryker Corp.	1,897

		53,762

	Health Care Providers & Services — 2.3%
12	Amedisys, Inc.(a)	3,128
15	Anthem, Inc.	5,760
95	Centene Corp.(a)	6,518
8	Chemed Corp.	3,808
19	Cigna Corp.	4,360

See accompanying notes to financial statements.

77  |

Portfolio of Investments – as of July 31, 2021 (Unaudited)

Natixis Sustainable Future 2060 Fund – (continued)

Shares	Description	Value (†)
	Health Care Providers & Services — continued
128	CVS Health Corp.	$10,542
32	Encompass Health Corp.	2,664
104	HCA Healthcare, Inc.	25,813
22	Henry Schein, Inc.(a)	1,763
41	Humana, Inc.	17,460
15	Laboratory Corp. of America Holdings(a)	4,442
133	MEDNAX, Inc.(a)	3,873
57	Patterson Cos., Inc.	1,775
23	Quest Diagnostics, Inc.	3,261
88	Select Medical Holdings Corp.	3,472
17	UnitedHealth Group, Inc.	7,008

		105,647

	Health Care Technology — 0.2%
206	Allscripts Healthcare Solutions, Inc.(a)	3,519
90	Cerner Corp.	7,235

		10,754

	Hotels, Restaurants & Leisure — 1.9%
8	Booking Holdings, Inc.(a)	17,426
2	Chipotle Mexican Grill, Inc.(a)	3,727
5	Expedia Group, Inc.(a)	804
107	Hilton Worldwide Holdings, Inc.(a)	14,065
39	Jack in the Box, Inc.	4,246
12	McDonald’s Corp.	2,913
11	Royal Caribbean Cruises Ltd.(a)	846
45	Shake Shack, Inc., Class A(a)	4,524
62	Six Flags Entertainment Corp.(a)	2,576
149	Starbucks Corp.	18,093
127	Wendy’s Co. (The)	2,948
150	Yum China Holdings, Inc.	9,328
49	Yum! Brands, Inc.	6,438

		87,934

	Household Durables — 0.4%
102	KB Home	4,329
77	Meritage Homes Corp.(a)	8,360
140	Taylor Morrison Home Corp.(a)	3,755

		16,444

	Household Products — 0.5%
4	Clorox Co. (The)	724
144	Colgate-Palmolive Co.	11,448
77	Kimberly-Clark Corp.	10,450

		22,622

	Independent Power & Renewable Electricity Producers — 0.3%
48	AES Corp. (The)	1,138
102	NextEra Energy Partners LP	7,908
42	Ormat Technologies, Inc.	2,929
63	Sunnova Energy International, Inc.(a)	2,400

		14,375

	Industrial Conglomerates — 0.3%
994	General Electric Co.	12,872
5	Honeywell International, Inc.	1,169

		14,041

	Insurance — 1.7%
16	Aflac, Inc.	880
26	Allstate Corp. (The)	3,381
300	American International Group, Inc.	14,205
48	Chubb Ltd.	8,100
61	First American Financial Corp.	4,106
22	Hanover Insurance Group, Inc. (The)	2,990
86	Hartford Financial Services Group, Inc. (The)	5,471
9	Lincoln National Corp.	555
	Insurance — continued
27	Marsh & McLennan Cos., Inc.	3,975
175	MetLife, Inc.	10,098
44	Prudential Financial, Inc.	4,412
152	Reinsurance Group of America, Inc.	16,747
22	Travelers Cos., Inc. (The)	3,276

		78,196

	Interactive Media & Services — 3.3%
15	Alphabet, Inc., Class A(a)	40,418
18	Alphabet, Inc., Class C(a)	48,679
176	Facebook, Inc., Class A(a)	62,709

		151,806

	Internet & Direct Marketing Retail — 2.2%
134	Alibaba Group Holding Ltd., Sponsored ADR(a)	26,155
13	Amazon.com, Inc.(a)	43,259
369	eBay, Inc.	25,170
4	Etsy, Inc.(a)	734
413	Qurate Retail, Inc., Class A	4,898

		100,216

	IT Services — 3.5%
35	Accenture PLC, Class A	11,119
65	Akamai Technologies, Inc.(a)	7,795
94	Automatic Data Processing, Inc.	19,705
35	Cognizant Technology Solutions Corp., Class A	2,574
398	DXC Technology Co.(a)	15,912
131	Fiserv, Inc.(a)	15,079
69	Gartner, Inc.(a)	18,266
53	MasterCard, Inc., Class A	20,455
19	Paychex, Inc.	2,163
9	VeriSign, Inc.(a)	1,947
168	Visa, Inc., Class A	41,394
18	WEX, Inc.(a)	3,415

		159,824

	Leisure Products — 0.1%
81	Callaway Golf Co.(a)	2,566

	Life Sciences Tools & Services — 1.0%
14	Agilent Technologies, Inc.	2,145
12	Bio-Techne Corp.	5,787
39	Illumina, Inc.(a)	19,334
69	NeoGenomics, Inc.(a)	3,181
32	Repligen Corp.(a)	7,863
7	Thermo Fisher Scientific, Inc.	3,780
5	Waters Corp.(a)	1,949

		44,039

	Machinery — 1.8%
43	AGCO Corp.	5,681
48	Caterpillar, Inc.	9,924
24	Chart Industries, Inc.(a)	3,731
41	Cummins, Inc.	9,516
71	Deere & Co.	25,673
8	Illinois Tool Works, Inc.	1,813
59	ITT, Inc.	5,777
73	Kennametal, Inc.	2,646
44	Oshkosh Corp.	5,260
12	Parker-Hannifin Corp.	3,745
11	Proto Labs, Inc.(a)	860
58	Terex Corp.	2,779
49	Toro Co. (The)	5,573

		82,978

	Media — 1.5%
3	Cable One, Inc.	5,664
27	Charter Communications, Inc., Class A(a)	20,089

See accompanying notes to financial statements.

|  78

Portfolio of Investments – as of July 31, 2021 (Unaudited)

Natixis Sustainable Future 2060 Fund – (continued)

Shares	Description	Value (†)
	Media — continued
473	Comcast Corp., Class A	$27,827
68	Discovery, Inc., Series A(a)	1,973
21	Discovery, Inc., Series C(a)	569
42	Fox Corp., Class A	1,498
33	Interpublic Group of Cos., Inc. (The)	1,167
63	New York Times Co. (The), Class A	2,758
41	News Corp., Class A	1,010
55	Omnicom Group, Inc.	4,005

		66,560

	Metals & Mining — 0.4%
187	Cleveland-Cliffs, Inc.(a)	4,675
99	Commercial Metals Co.	3,247
7	Nucor Corp.	728
44	Reliance Steel & Aluminum Co.	6,915
29	Royal Gold, Inc.	3,524

		19,089

	Multi-Utilities — 0.2%
51	Consolidated Edison, Inc.	3,762
19	DTE Energy Co.	2,229
22	Sempra Energy	2,874
11	WEC Energy Group, Inc.	1,036

		9,901

	Multiline Retail — 0.3%
260	Macy’s, Inc.(a)	4,420
28	Target Corp.	7,309

		11,729

	Oil, Gas & Consumable Fuels — 1.4%
597	APA Corp.	11,194
194	ConocoPhillips	10,876
58	Devon Energy Corp.	1,499
108	Diamondback Energy, Inc.	8,330
9	DTE Midstream LLC(a)	382
253	EOG Resources, Inc.	18,433
98	EQT Corp.(a)	1,802
130	Kinder Morgan, Inc.	2,259
201	Marathon Oil Corp.	2,330
50	ONEOK, Inc.	2,598
304	Southwestern Energy Co.(a)	1,432
36	Valero Energy Corp.	2,411
52	World Fuel Services Corp.	1,792

		65,338

	Paper & Forest Products — 0.1%
78	Louisiana-Pacific Corp.	4,324

	Personal Products — 0.0%
3	Estee Lauder Cos., Inc. (The), Class A	1,001

	Pharmaceuticals — 1.4%
40	Bristol-Myers Squibb Co.	2,715
21	Eli Lilly & Co.	5,113
24	Jazz Pharmaceuticals PLC(a)	4,068
138	Merck & Co., Inc.	10,608
170	Novartis AG, Sponsored ADR	15,706
71	Novo Nordisk A/S, Sponsored ADR	6,575
13	Organon & Co.(a)	377
22	Perrigo Co. PLC	1,057
102	Pfizer, Inc.	4,367
292	Roche Holding AG, Sponsored ADR	14,092
5	Zoetis, Inc.	1,014

		65,692

	Professional Services — 0.3%
46	Exponent, Inc.	4,926
6	IHS Markit Ltd.	701
	Professional Services — continued
17	Insperity, Inc.	1,684
47	Korn Ferry	3,231
28	ManpowerGroup, Inc.	3,320
28	Nielsen Holdings PLC	663

		14,525

	Real Estate Management & Development — 0.3%
83	CBRE Group, Inc., Class A(a)	8,006
23	Jones Lang LaSalle, Inc.(a)	5,119

		13,125

	REITs – Apartments — 0.3%
86	American Campus Communities, Inc.	4,327
54	Camden Property Trust	8,067
23	Equity Residential	1,935

		14,329

	REITs – Diversified — 0.3%
27	American Tower Corp.	7,636
6	Crown Castle International Corp.	1,159
39	CyrusOne, Inc.	2,779
37	Weyerhaeuser Co.	1,248

		12,822

	REITs – Health Care — 0.0%
22	Ventas, Inc.	1,315
10	Welltower, Inc.	869

		2,184

	REITs – Hotels — 0.0%
68	Host Hotels & Resorts, Inc.(a)	1,083

	REITs – Mortgage — 0.1%
113	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	6,418

	REITs – Office Property — 0.4%
4	Boston Properties, Inc.	469
121	Corporate Office Properties Trust	3,562
145	Douglas Emmett, Inc.	4,843
188	Easterly Government Properties, Inc.	4,268
63	Kilroy Realty Corp.	4,364

		17,506

	REITs – Shopping Centers — 0.2%
344	Brixmor Property Group, Inc.	7,919

	REITs – Storage — 0.0%
20	Iron Mountain, Inc.	875

	REITs – Warehouse/Industrials — 0.1%
50	ProLogis, Inc.	6,402

	Road & Rail — 0.3%
54	CSX Corp.	1,746
23	Norfolk Southern Corp.	5,930
35	Ryder System, Inc.	2,665
16	Union Pacific Corp.	3,500

		13,841

	Semiconductors & Semiconductor Equipment — 3.1%
31	Advanced Micro Devices, Inc.(a)	3,292
15	Analog Devices, Inc.	2,511
21	Applied Materials, Inc.	2,938
48	Cirrus Logic, Inc.(a)	3,964
82	Cree, Inc.(a)	7,606
26	Enphase Energy, Inc.(a)	4,930
98	First Solar, Inc.(a)	8,432
63	Ichor Holdings Ltd.(a)	3,249
111	Intel Corp.	5,963

See accompanying notes to financial statements.

79  |

Portfolio of Investments – as of July 31, 2021 (Unaudited)

Natixis Sustainable Future 2060 Fund – (continued)

Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — continued
4	Lam Research Corp.	$2,550
24	Micron Technology, Inc.(a)	1,862
297	NVIDIA Corp.	57,912
4	NXP Semiconductors NV	826
124	QUALCOMM, Inc.	18,575
38	Silicon Laboratories, Inc.(a)	5,662
45	Texas Instruments, Inc.	8,578
19	Universal Display Corp.	4,455
5	Xilinx, Inc.	749

		144,054

	Software — 4.3%
20	Adobe, Inc.(a)	12,433
20	ANSYS, Inc.(a)	7,369
101	Autodesk, Inc.(a)	32,434
26	Blackbaud, Inc.(a)	1,855
37	Bottomline Technologies, Inc.(a)	1,493
6	Citrix Systems, Inc.	605
57	CommVault Systems, Inc.(a)	4,309
12	Fair Isaac Corp.(a)	6,287
130	Microsoft Corp.	37,038
31	NortonLifeLock, Inc.	769
394	Oracle Corp.	34,333
23	Paylocity Holding Corp.(a)	4,772
24	Qualys, Inc.(a)	2,437
92	salesforce.com, Inc.(a)	22,258
41	SPS Commerce, Inc.(a)	4,467
106	Workday, Inc., Class A(a)	24,846

		197,705

	Specialty Retail — 1.2%
84	American Eagle Outfitters, Inc.	2,895
30	Asbury Automotive Group, Inc.(a)	6,164
2	AutoZone, Inc.(a)	3,247
18	Best Buy Co., Inc.	2,022
36	Boot Barn Holdings, Inc.(a)	3,111
16	Five Below, Inc.(a)	3,111
10	GameStop Corp., Class A(a)	1,611
34	Gap, Inc. (The)	992
46	Home Depot, Inc. (The)	15,097
18	Lithia Motors, Inc.	6,790
10	Lowe’s Cos., Inc.	1,927
23	Monro, Inc.	1,334
10	TJX Cos., Inc. (The)	688
5	Ulta Beauty, Inc.(a)	1,679
30	Williams-Sonoma, Inc.	4,551

		55,219

	Technology Hardware, Storage & Peripherals — 0.6%
684	Hewlett Packard Enterprise Co.	9,918
433	HP, Inc.	12,501
77	NCR Corp.(a)	3,419
13	Seagate Technology Holdings PLC	1,142

		26,980

	Textiles, Apparel & Luxury Goods — 0.5%
18	Deckers Outdoor Corp.(a)	7,395
539	Under Armour, Inc., Class A(a)	11,023
45	VF Corp.	3,609
72	Wolverine World Wide, Inc.	2,415

		24,442

	Thrifts & Mortgage Finance — 0.1%
107	Mr. Cooper Group, Inc.(a)	3,978

	Trading Companies & Distributors — 0.0%
24	GATX Corp.	2,214

	Water Utilities — 0.3%
28	American Water Works Co., Inc.	4,763
183	Essential Utilities, Inc.	8,989

		13,752

	Wireless Telecommunication Services — 0.2%
52	Shenandoah Telecommunications Co.	2,745
50	T-Mobile US, Inc.(a)	7,201
		9,946

	Total Common Stocks (Identified Cost $2,197,588)	2,783,872

Principal Amount
Bonds and Notes — 4.0%
	Automotive — 0.1%
$2,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	2,265

	Banking — 0.6%
2,000	American Express Co., 3.700%, 8/03/2023	2,127
2,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	2,025
2,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	2,155
2,000	Citigroup, Inc., 4.600%, 3/09/2026	2,291
1,000	Cooperatieve Rabobank U.A., 3.875%, 2/08/2022	1,019
4,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	4,245
2,000	KeyCorp, MTN, 2.550%, 10/01/2029	2,121
1,000	Morgan Stanley, (fixed rate to 1/23/2029, variable rate thereafter), GMTN, 4.431%, 1/23/2030	1,175
2,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	2,146
2,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	2,112
2,000	Truist Bank, 3.200%, 4/01/2024	2,139
2,000	Wells Fargo & Co., MTN, 3.000%, 2/19/2025	2,144
2,000	Westpac Banking Corp., 2.350%, 2/19/2025	2,111

		27,810

	Brokerage — 0.1%
2,000	BlackRock, Inc., 2.400%, 4/30/2030	2,128
2,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	2,024

		4,152

	Construction Machinery — 0.0%
2,000	Caterpillar Financial Services Corp., 0.650%, 7/07/2023	2,014

	Consumer Cyclical Services — 0.0%
2,000	eBay, Inc., 3.800%, 3/09/2022	2,035

	Electric — 0.2%
2,000	Duke Energy Corp., 3.750%, 4/15/2024	2,154
2,000	Entergy Corp., 0.900%, 9/15/2025	1,989
2,000	Exelon Corp., 4.050%, 4/15/2030	2,311
2,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	2,054
2,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	2,194

		10,702

	Financial Other — 0.0%
2,000	ORIX Corp., 2.900%, 7/18/2022	2,050

	Food & Beverage — 0.1%
2,000	Coca-Cola Co. (The), 1.450%, 6/01/2027	2,043
2,000	General Mills, Inc., 4.000%, 4/17/2025	2,217
2,000	Mondelez International, Inc., 2.750%, 4/13/2030	2,134

		6,394

See accompanying notes to financial statements.

|  80

Portfolio of Investments – as of July 31, 2021 (Unaudited)

Natixis Sustainable Future 2060 Fund – (continued)

Principal Amount	Description	Value (†)
	Government Owned – No Guarantee — 0.1%
$2,000	Federal National Mortgage Association, 6.625%, 11/15/2030	$2,925

	Health Insurance — 0.1%
2,000	Anthem, Inc., 4.101%, 3/01/2028	2,305
1,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	1,432

		3,737

	Healthcare — 0.1%
3,000	CVS Health Corp., 4.300%, 3/25/2028	3,474

	Independent Energy — 0.0%
2,000	EQT Corp., 3.000%, 10/01/2022	2,027

	Integrated Energy — 0.1%
2,000	BP Capital Markets PLC, 3.814%, 2/10/2024	2,160
2,000	Exxon Mobil Corp., 2.992%, 3/19/2025	2,147
1,000	Shell International Finance BV, 6.375%, 12/15/2038	1,491

		5,798

	Midstream — 0.1%
2,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	2,155

	Mortgage Related — 0.7%
9,990	FNMA, 2.000%, with various maturities in 2051(b)	10,195
8,662	FNMA, 2.500%, with various maturities in 2051(b)	9,029
7,971	FNMA, 3.000%, with various maturities from 2034 to 2051(b)	8,369
2,117	FNMA, 3.500%, with various maturities in 2049(b)	2,241
410	FNMA, 4.000%, 3/01/2050	438
622	FNMA, 4.500%, 5/01/2049	671

		30,943

	Natural Gas — 0.0%
2,000	NiSource, Inc., 0.950%, 8/15/2025	1,989

	Pharmaceuticals — 0.0%
1,000	Johnson & Johnson, 1.300%, 9/01/2030	986

	Property & Casualty Insurance — 0.1%
2,000	American International Group, Inc., 3.400%, 6/30/2030	2,209

	Railroads — 0.1%
2,000	CSX Corp., 2.600%, 11/01/2026	2,138

	REITs – Office Property — 0.0%
1,000	Boston Properties LP, 2.750%, 10/01/2026	1,073

	REITs – Retail — 0.0%
2,000	Spirit Realty LP, 2.700%, 2/15/2032	2,025

	Restaurants — 0.1%
2,000	Starbucks Corp., 2.250%, 3/12/2030	2,058

	Technology — 0.3%
2,000	Apple, Inc., 2.500%, 2/09/2025	2,120
2,000	International Business Machines Corp., 4.000%, 6/20/2042	2,377
2,000	Oracle Corp., 2.950%, 5/15/2025	2,135
4,000	QUALCOMM, Inc., 1.650%, 5/20/2032	3,902
2,000	VMware, Inc., 2.950%, 8/21/2022	2,048

		12,582

	Treasuries — 1.0%
2,000	U.S. Treasury Bond, 2.250%, 5/15/2041	2,149
1,000	U.S. Treasury Bond, 2.500%, 5/15/2046	1,122
4,000	U.S. Treasury Bond, 2.875%, 11/15/2046	4,804
5,000	U.S. Treasury Bond, 3.000%, 5/15/2045	6,091
3,000	U.S. Treasury Bond, 3.000%, 2/15/2048	3,701
4,000	U.S. Treasury Bond, 3.000%, 2/15/2049	4,958
1,000	U.S. Treasury Bond, 4.250%, 11/15/2040	1,417
1,000	U.S. Treasury Bond, 4.375%, 5/15/2041	1,443
9,000	U.S. Treasury Note, 0.375%, 11/30/2025	8,914
	Treasuries — continued
2,000	U.S. Treasury Note, 1.625%, 8/31/2022	2,033
8,000	U.S. Treasury Note, 2.125%, 12/31/2022	8,225

		44,857

	Wireless — 0.1%
2,000	Vodafone Group PLC, 6.150%, 2/27/2037	2,798

	Wirelines — 0.0%
1,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 1.256%, 5/15/2025(c)	1,029

	Total Bonds and Notes (Identified Cost $180,377)	182,225

Shares
Exchange-Traded Funds — 11.4%
6,591	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $480,951)	524,380

Mutual Funds — 9.7%
11,038	WCM Focused Emerging Markets Fund, Institutional Class	221,855
7,892	WCM Focused International Growth Fund, Institutional Class	221,855

	Total Mutual Funds (Identified Cost $397,908)	443,710

Affiliated Mutual Funds — 13.0%
6,525	Mirova Global Green Bond Fund, Class N	69,297
35,388	Mirova International Sustainable Equity Fund, Class N	529,056

	Total Affiliated Mutual Funds (Identified Cost $537,356)	598,353

Principal Amount
Short-Term Investments — 2.1%
$97,738	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 7/30/2021 at 0.000% to be repurchased at $97,738 on 8/02/2021 collateralized by $101,100 U.S. Treasury Note, 0.250% due 8/31/2025 valued at $99,814 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $97,738)	97,738

	Total Investments — 100.9% (Identified Cost $3,891,918)	4,630,278
	Other assets less liabilities — (0.9)%	(41,817)

	Net Assets — 100.0%	$4,588,461

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(c)	Variable rate security. Rate as of July 31, 2021 is disclosed.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FNMA	Federal National Mortgage Association

See accompanying notes to financial statements.

81  |

Portfolio of Investments – as of July 31, 2021 (Unaudited)

Natixis Sustainable Future 2060 Fund – (continued)

GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Asset Allocation Summary at July 31, 2021 (Unaudited)

Equity	93.3%
Fixed Income	5.5
Short-Term Investments	2.1

Total Investments	100.9
Other assets less liabilities	(0.9)

Net Assets	100.0%

See accompanying notes to financial statements.

|  82

Statements of Assets and Liabilities

July 31, 2021 (Unaudited)

	Natixis Sustainable Future 2015 Fund	Natixis Sustainable Future 2020 Fund	Natixis Sustainable Future 2025 Fund	Natixis Sustainable Future 2030 Fund
ASSETS
Unaffiliated investments at cost	$2,416,088	$1,956,839	$5,893,809	$7,321,518
Affiliated investments at cost	1,750,160	1,100,205	2,558,839	2,570,594
Net unrealized appreciation on unaffiliated investments	353,091	351,387	1,083,679	1,418,690
Net unrealized appreciation on affiliated investments	68,253	39,578	117,645	166,191

Investments at value	4,587,592	3,448,009	9,653,972	11,476,993
Cash	—	—	—	—
Receivable for Fund shares sold	3,711	7,167	8,701	30,565
Receivable from investment adviser (Note 5)	10,107	10,684	8,149	8,959
Receivable for securities sold	3,732	1,341	834	752
Dividends and interest receivable	6,822	4,779	12,663	12,940
Tax reclaims receivable	369	508	375	361
Prepaid expenses (Note 6)	—	—	1	1

TOTAL ASSETS	4,612,333	3,472,488	9,684,695	11,530,571

LIABILITIES
Payable for securities purchased	5,208	3,516	27,224	35,313
Payable to custodian bank (Note 7)	1,034	916	834	752
Deferred Trustees’ fees (Note 5)	18,827	18,812	18,808	18,805
Administrative fees payable (Note 5)	163	122	342	406
Audit and tax services fees payable	18,552	18,552	18,552	18,552
Other accounts payable and accrued expenses	18,886	19,207	18,798	19,698

TOTAL LIABILITIES	62,670	61,125	84,558	93,526

NET ASSETS	$4,549,663	$3,411,363	$9,600,137	$11,437,045

NET ASSETS CONSIST OF:
Paid-in capital	$3,849,857	$2,968,371	$8,325,026	$9,703,883
Accumulated earnings	699,806	442,992	1,275,111	1,733,162

NET ASSETS	$4,549,663	$3,411,363	$9,600,137	$11,437,045

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class N shares:
Net assets	$4,549,663	$3,411,363	$9,600,137	$11,437,045

Shares of beneficial interest	412,746	336,785	776,115	876,624

Net asset value, offering and redemption price per share	$11.02	$10.13	$12.37	$13.05

See accompanying notes to financial statements.

83  |

Statements of Assets and Liabilities (continued)

July 31, 2021 (Unaudited)

Natixis Sustainable Future 2035 Fund	Natixis Sustainable Future 2040 Fund	Natixis Sustainable Future 2045 Fund	Natixis Sustainable Future 2050 Fund	Natixis Sustainable Future 2055 Fund	Natixis Sustainable Future 2060 Fund

$6,551,468	$5,784,761	$5,915,021	$5,332,597	$4,067,819	$3,354,562
1,901,973	1,318,159	1,183,199	869,555	641,464	537,356
1,296,616	1,043,939	1,116,807	1,014,524	738,947	677,363
131,355	112,554	103,183	86,684	71,130	60,997

9,881,412	8,259,413	8,318,210	7,303,360	5,519,360	4,630,278
—	1,976	—	—	—	—
20,982	15,561	13,725	18,267	11,943	5,646
9,774	11,078	11,122	9,719	9,922	10,479
693	—	201	6,743	2,479	114,215
9,087	6,586	5,979	5,969	4,480	3,983
406	500	428	385	378	384
1	1	—	—	—	2

9,922,355	8,295,115	8,349,665	7,344,443	5,548,562	4,764,987

20,831	16,369	7,291	7,291	9,500	5,516
824	—	201	270	587	115,372
18,808	18,780	18,750	18,742	18,723	18,708
353	292	291	265	191	169
18,552	18,552	18,552	18,552	18,552	18,552
20,015	19,769	19,568	20,096	18,428	18,209

79,383	73,762	64,653	65,216	65,981	176,526

$9,842,972	$8,221,353	$8,285,012	$7,279,227	$5,482,581	$4,588,461

$8,139,172	$6,854,210	$6,726,412	$5,943,126	$4,496,110	$3,630,700
1,703,800	1,367,143	1,558,600	1,336,101	986,471	957,761

$9,842,972	$8,221,353	$8,285,012	$7,279,227	$5,482,581	$4,588,461

$9,842,972	$8,221,353	$8,285,012	$7,279,227	$5,482,581	$4,588,461

748,220	637,140	604,720	547,145	419,671	348,442

$13.16	$12.90	$13.70	$13.30	$13.06	$13.17

See accompanying notes to financial statements.

|  84

Statements of Operations

For the Six Months Ended July 31, 2021 (Unaudited)

	Natixis Sustainable Future 2015 Fund	Natixis Sustainable Future 2020 Fund	Natixis Sustainable Future 2025 Fund	Natixis Sustainable Future 2030 Fund
INVESTMENT INCOME
Dividends from unaffiliated investments	$12,013	$9,790	$28,607	$38,763
Dividends from affiliated investments	16,640	9,190	17,333	16,816
Interest	8,098	4,329	11,080	11,748
Less net foreign taxes withheld	(92)	(70)	(203)	(247)

	36,659	23,239	56,817	67,080

Expenses
Management fees (Note 5)	3,026	2,468	7,065	8,865
Administrative fees (Note 5)	979	695	1,835	2,112
Trustees’ fees and expenses (Note 5)	8,867	8,841	8,923	8,942
Transfer agent fees and expenses	1,203	1,316	1,288	1,435
Audit and tax services fees	16,196	16,196	16,196	16,196
Custodian fees and expenses	21,623	17,070	19,998	19,099
Legal fees (Note 6)	95	61	168	183
Registration fees	6,162	6,162	6,063	6,162
Regulatory filing fees	6,500	6,500	6,500	6,500
Shareholder reporting expenses	2,888	2,771	3,929	4,414
Miscellaneous expenses (Note 6)	8,198	8,047	8,088	8,109

Total expenses	75,737	70,127	80,053	82,017
Less waiver and/or expense reimbursement (Note 5)	(69,268)	(65,407)	(67,155)	(66,679)

Net expenses	6,469	4,720	12,898	15,338

Net investment income	30,190	18,519	43,919	51,742

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
Unaffiliated investments	247,505	106,030	113,340	152,781
Affiliated investments	53,676	5,758	2,383	12,700
Distributions of capital gains received from affiliated investments	1,895	1,618	4,794	6,333
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	31,651	141,905	564,620	702,233
Affiliated investments	(32,553)	12,078	48,393	58,806

Net realized and unrealized gain on investments	302,174	267,389	733,530	932,853

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$332,364	$285,908	$777,449	$984,595

See accompanying notes to financial statements.

85  |

Statements of Operations (continued)

For the Six Months Ended July 31, 2021 (Unaudited)

Natixis Sustainable Future 2035 Fund	Natixis Sustainable Future 2040 Fund	Natixis Sustainable Future 2045 Fund	Natixis Sustainable Future 2050 Fund	Natixis Sustainable Future 2055 Fund	Natixis Sustainable Future 2060 Fund

$39,751	$31,570	$35,441	$33,291	$23,515	$21,811
11,618	6,178	4,319	920	616	566
6,319	2,673	2,421	1,869	1,186	1,248
(263)	(215)	(260)	(218)	(161)	(147)

57,425	40,206	41,921	35,862	25,156	23,478

8,635	7,191	7,741	6,903	4,996	4,607
1,898	1,467	1,548	1,361	985	907
8,925	8,894	8,900	8,884	8,855	8,849
1,321	1,481	1,354	1,595	1,356	1,368
16,196	16,196	16,196	16,196	16,196	16,196
25,064	23,295	24,989	23,401	19,934	22,076
168	121	136	112	84	79
6,162	6,162	6,162	6,162	6,162	6,162
6,500	6,500	6,500	6,500	6,500	6,500
4,023	3,886	3,861	3,773	3,304	3,226
8,090	8,115	8,082	8,077	8,068	8,059

86,982	83,308	85,469	82,964	76,440	78,029
(72,743)	(72,299)	(74,215)	(72,431)	(69,048)	(71,227)

14,239	11,009	11,254	10,533	7,392	6,802

43,186	29,197	30,667	25,329	17,764	16,676

281,267	217,915	325,823	249,019	202,280	219,052
23,445	18,752	33,039	16,427	5,354	23,929
6,459	5,382	6,560	6,171	4,741	4,465

629,553	485,002	520,154	484,334	336,239	300,742
43,913	38,923	33,525	41,794	38,118	17,297

984,637	765,974	919,101	797,745	586,732	565,485

$1,027,823	$795,171	$949,768	$823,074	$604,496	$582,161

See accompanying notes to financial statements.

|  86

Statements of Changes in Net Assets

	Natixis Sustainable Future 2015 Fund		Natixis Sustainable Future 2020 Fund		Natixis Sustainable Future 2025 Fund
	Six Months Ended July 31, 2021 (Unaudited)	Year Ended January 31, 2021	Six Months Ended July 31, 2021 (Unaudited)	Year Ended January 31, 2021	Six Months Ended July 31, 2021 (Unaudited)	Year Ended January 31, 2021
FROM OPERATIONS:
Net investment income	$30,190	$66,145	$18,519	$52,363	$43,919	$70,178
Net realized gain on investments, including distributions of capital gains received from affiliated investments	303,076	508,604	113,406	572,900	120,517	508,816
Net change in unrealized appreciation (depreciation) on investments	(902)	160,546	153,983	(46,857)	613,013	335,772

Net increase in net assets resulting from operations	332,364	735,295	285,908	578,406	777,449	914,766

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class N	(61,190)	(605,621)	(34,908)	(706,173)	(111,213)	(589,169)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	74,481	(2,116,817)	248,001	(2,966,175)	1,742,112	851,212

Net increase (decrease) in net assets	345,655	(1,987,143)	499,001	(3,093,942)	2,408,348	1,176,809
NET ASSETS
Beginning of the period	4,204,008	6,191,151	2,912,362	6,006,304	7,191,789	6,014,980

End of the period	$4,549,663	$4,204,008	$3,411,363	$2,912,362	$9,600,137	$7,191,789

See accompanying notes to financial statements.

87  |

Statements of Changes in Net Assets (continued)

	Natixis Sustainable Future 2030 Fund		Natixis Sustainable Future 2035 Fund		Natixis Sustainable Future 2040 Fund
	Six Months Ended July 31, 2021 (Unaudited)	Year Ended January 31, 2021	Six Months Ended July 31, 2021 (Unaudited)	Year Ended January 31, 2021	Six Months Ended July 31, 2021 (Unaudited)	Year Ended January 31, 2021
FROM OPERATIONS:
Net investment income	$51,742	$75,199	$43,186	$61,977	$29,197	$52,520
Net realized gain on investments, including distributions of capital gains received from affiliated investments	171,814	482,175	311,171	590,959	242,049	583,229
Net change in unrealized appreciation (depreciation) on investments	761,039	556,935	673,466	423,194	523,925	310,502

Net increase in net assets resulting from operations	984,595	1,114,309	1,027,823	1,076,130	795,171	946,251

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class N	(179,682)	(537,498)	(256,997)	(523,070)	(160,409)	(590,062)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	2,967,293	838,108	1,750,113	1,203,343	2,155,849	(587,824)

Net increase (decrease) in net assets	3,772,206	1,414,919	2,520,939	1,756,403	2,790,611	(231,635)
NET ASSETS
Beginning of the period	7,664,839	6,249,920	7,322,033	5,565,630	5,430,742	5,662,377

End of the period	$11,437,045	$7,664,839	$9,842,972	$7,322,033	$8,221,353	$5,430,742

See accompanying notes to financial statements.

|  88

Statements of Changes in Net Assets (continued)

	Natixis Sustainable Future 2045 Fund		Natixis Sustainable Future 2050 Fund		Natixis Sustainable Future 2055 Fund
	Six Months Ended July 31, 2021 (Unaudited)	Year Ended January 31, 2021	Six Months Ended July 31, 2021 (Unaudited)	Year Ended January 31, 2021	Six Months Ended July 31, 2021 (Unaudited)	Year Ended January 31, 2021
FROM OPERATIONS:
Net investment income	$30,667	$47,617	$25,329	$41,652	$17,764	$34,700
Net realized gain on investments, including distributions of capital gains received from affiliated investments	365,422	380,941	271,617	429,355	212,375	372,241
Net change in unrealized appreciation (depreciation) on investments	553,679	434,910	526,128	345,055	374,357	227,912

Net increase in net assets resulting from operations	949,768	863,468	823,074	816,062	604,496	634,853

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class N	(88,435)	(435,927)	(83,033)	(512,519)	(56,446)	(431,682)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	1,140,807	904,542	1,522,008	156,675	1,098,261	(544,538)

Net increase (decrease) in net assets	2,002,140	1,332,083	2,262,049	460,218	1,646,311	(341,367)
NET ASSETS
Beginning of the period	6,282,872	4,950,789	5,017,178	4,556,960	3,836,270	4,177,637

End of the period	$8,285,012	$6,282,872	$7,279,227	$5,017,178	$5,482,581	$3,836,270

See accompanying notes to financial statements.

89  |

Statements of Changes in Net Assets (continued)

	Natixis Sustainable Future 2060 Fund
	Six Months Ended July 31, 2021 (Unaudited)	Year Ended January 31, 2021
FROM OPERATIONS:
Net investment income	$16,676	$30,897
Net realized gain on investments, including distributions of capital gains received from affiliated investments	247,446	350,303
Net change in unrealized appreciation (depreciation) on investments	318,039	208,568

Net increase in net assets resulting from operations	582,161	589,768

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class N	(72,456)	(375,626)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	421,405	245,221

Net increase in net assets	931,110	459,363
NET ASSETS
Beginning of the period	3,657,351	3,197,988

End of the period	$4,588,461	$3,657,351

See accompanying notes to financial statements.

|  90

Financial Highlights

For a share outstanding throughout each period.

	Sustainable Future 2015 Fund—Class N
	Six Months Ended July 31, 2021 (Unaudited)		Year Ended January 31, 2021		Year Ended January 31, 2020		Year Ended January 31, 2019		Period Ended January 31, 2018*
Net asset value, beginning of the period	$10.37		$10.70		$10.11		$11.13		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.07		0.12		0.17		0.23		0.15
Net realized and unrealized gain (loss)	0.72		1.25		1.02		(0.41)		1.19

Total from Investment Operations	0.79		1.37		1.19		(0.18)		1.34

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(b)	(0.25)		(0.18)		(0.23)		(0.16)
Net realized capital gains	(0.14)		(1.45)		(0.42)		(0.61)		(0.05)

Total Distributions	(0.14)		(1.70)		(0.60)		(0.84)		(0.21)

Net asset value, end of the period	$11.02		$10.37		$10.70		$10.11		$11.13

Total return(c)	7.75	%(d)	12.97%		11.81%		(1.28)%		13.42	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$4,550		$4,204		$6,191		$4,600		$4,536
Net expenses(e)	0.28	%(f)(g)	0.31	%(h)	0.31	%(i)(j)	0.35	%(k)	0.38	%(f)(l)
Gross expenses	3.30	%(f)(g)	3.08	%(h)	3.70	%(i)	4.04	%(k)	3.57	%(f)(l)
Net investment income	1.32	%(f)	1.09%		1.62%		2.10%		1.49	%(f)
Portfolio turnover rate	40%		61%		73%		41%		15%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.55% and 3.57%, respectively.

(h)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.55% and 3.32%, respectively.

(i)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.58% and 3.97%, respectively.

(j)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.55%.
(k)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 4.34%, respectively.

(l)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 3.84%, respectively.

See accompanying notes to financial statements.

91  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Sustainable Future 2020 Fund—Class N
	Six Months Ended July 31, 2021 (Unaudited)		Year Ended January 31, 2021		Year Ended January 31, 2020		Year Ended January 31, 2019		Period Ended January 31, 2018*
Net asset value, beginning of the period	$9.37		$10.66		$9.97		$11.34		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.06		0.11		0.17		0.22		0.14
Net realized and unrealized gain (loss)	0.80		1.38		1.06		(0.46)		1.39

Total from Investment Operations	0.86		1.49		1.23		(0.24)		1.53

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(b)	(0.29)		(0.18)		(0.23)		(0.15)
Net realized capital gains	(0.10)		(2.49)		(0.36)		(0.90)		(0.04)

Total Distributions	(0.10)		(2.78)		(0.54)		(1.13)		(0.19)

Net asset value, end of the period	$10.13		$9.37		$10.66		$9.97		$11.34

Total return(c)	9.24	%(d)	14.26%		12.31%		(1.66)%		15.38	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$3,411		$2,912		$6,006		$4,540		$4,617
Net expenses(e)	0.29	%(f)(g)	0.32	%(h)	0.32	%(i)(j)	0.38	%(k)	0.41	%(f)(l)
Gross expenses	4.31	%(f)(g)	3.88	%(h)	3.69	%(i)	4.10	%(k)	3.58	%(f)(l)
Net investment income	1.14	%(f)	1.08%		1.60%		1.98%		1.40	%(f)
Portfolio turnover rate	18%		95%		74%		65%		15%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.55% and 4.57%, respectively.

(h)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.55% and 4.11%, respectively.

(i)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.58% and 3.95%, respectively.

(j)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.55%.
(k)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 4.37%, respectively.

(l)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 3.82%, respectively.

See accompanying notes to financial statements.

|  92

Financial Highlights (continued)

For a share outstanding throughout each period.

	Sustainable Future 2025 Fund—Class N
	Six Months Ended July 31, 2021 (Unaudited)		Year Ended January 31, 2021		Year Ended January 31, 2020		Year Ended January 31, 2019		Period Ended January 31, 2018*
Net asset value, beginning of the period	$11.42		$10.89		$10.22		$11.54		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.06		0.12		0.17		0.21		0.13
Net realized and unrealized gain (loss)	1.05		1.41		1.12		(0.54)		1.59

Total from Investment Operations	1.11		1.53		1.29		(0.33)		1.72

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.16)		(0.17)		(0.20)		(0.14)
Net realized capital gains	(0.16)		(0.84)		(0.45)		(0.79)		(0.04)

Total Distributions	(0.16)		(1.00)		(0.62)		(0.99)		(0.18)

Net asset value, end of the period	$12.37		$11.42		$10.89		$10.22		$11.54

Total return(b)	9.75	%(c)	14.35%		12.73%		(2.46)%		17.31	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$9,600		$7,192		$6,015		$3,757		$3,518
Net expenses(d)	0.30	%(e)(f)	0.33	%(g)	0.34	%(h)(i)	0.42	%(j)	0.45	%(e)(k)
Gross expenses	1.86	%(e)(f)	3.00	%(g)	4.18	%(h)	4.88	%(j)	4.41	%(e)(k)
Net investment income	1.02	%(e)	1.08%		1.59%		1.88%		1.30	%(e)
Portfolio turnover rate	7%		84%		67%		59%		16%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.56% and 2.12%, respectively.

(g)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.56% and 3.23%, respectively.

(h)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.59% and 4.43%, respectively.

(i)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.56%.
(j)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 5.11%, respectively.

(k)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 4.61%, respectively.

See accompanying notes to financial statements.

93  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Sustainable Future 2030 Fund—Class N
	Six Months Ended July 31, 2021 (Unaudited)		Year Ended January 31, 2021		Year Ended January 31, 2020		Year Ended January 31, 2019		Period Ended January 31, 2018*
Net asset value, beginning of the period	$11.97		$11.15		$10.39		$11.79		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.07		0.12		0.17		0.19		0.12
Net realized and unrealized gain (loss)	1.26		1.60		1.19		(0.60)		1.86

Total from Investment Operations	1.33		1.72		1.36		(0.41)		1.98

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.18)		(0.14)		(0.18)		(0.14)
Net realized capital gains	(0.25)		(0.72)		(0.46)		(0.81)		(0.05)

Total Distributions	(0.25)		(0.90)		(0.60)		(0.99)		(0.19)

Net asset value, end of the period	$13.05		$11.97		$11.15		$10.39		$11.79

Total return(b)	11.21	%(c)	15.88%		13.12%		(2.91)%		19.79	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$11,437		$7,665		$6,250		$3,194		$3,033
Net expenses(d)	0.31	%(e)(f)	0.34	%(g)	0.37	%(h)(i)	0.48	%(j)	0.50	%(e)(k)
Gross expenses	1.66	%(e)(f)	2.88	%(g)	4.37	%(h)	5.34	%(j)	5.04	%(e)(k)
Net investment income	1.05	%(e)	1.06%		1.55%		1.68%		1.22	%(e)
Portfolio turnover rate	9%		69%		80%		65%		15%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.57% and 1.92%, respectively.

(g)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.57% and 3.11%, respectively.

(h)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.60% and 4.60%, respectively.

(i)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.57%.
(j)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 5.51%, respectively.

(k)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 5.19%, respectively.

See accompanying notes to financial statements.

|  94

Financial Highlights (continued)

For a share outstanding throughout each period.

	Sustainable Future 2035 Fund—Class N
	Six Months Ended July 31, 2021 (Unaudited)		Year Ended January 31, 2021		Year Ended January 31, 2020		Year Ended January 31, 2019		Period Ended January 31, 2018*
Net asset value, beginning of the period	$12.02		$11.24		$10.46		$12.01		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.06		0.11		0.16		0.17		0.11
Net realized and unrealized gain (loss)	1.46		1.70		1.33		(0.67)		2.08

Total from Investment Operations	1.52		1.81		1.49		(0.50)		2.19

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.17)		(0.17)		(0.17)		(0.13)
Net realized capital gains	(0.38)		(0.86)		(0.54)		(0.88)		(0.05)

Total Distributions	(0.38)		(1.03)		(0.71)		(1.05)		(0.18)

Net asset value, end of the period	$13.16		$12.02		$11.24		$10.46		$12.01

Total return(b)	12.72	%(c)	16.62%		14.29%		(3.68)%		21.95	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$9,843		$7,322		$5,566		$4,099		$3,112
Net expenses(d)	0.32	%(e)(f)	0.36	%(g)	0.39	%(h)(i)	0.52	%(j)	0.55	%(e)(k)
Gross expenses	1.96	%(e)(f)	3.05	%(g)	3.95	%(h)	5.12	%(j)	5.03	%(e)(k)
Net investment income	0.97	%(e)	0.97%		1.47%		1.52%		1.13	%(e)
Portfolio turnover rate	15%		89%		63%		74%		14%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.58% and 2.22%, respectively.

(g)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.58% and 3.27%, respectively.

(h)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.60% and 4.16%, respectively.

(i)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.58%.
(j)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 5.25%, respectively.

(k)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 5.13%, respectively.

See accompanying notes to financial statements.

95  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Sustainable Future 2040 Fund—Class N
	Six Months Ended July 31, 2021 (Unaudited)		Year Ended January 31, 2021		Year Ended January 31, 2020		Year Ended January 31, 2019		Period Ended January 31, 2018*
Net asset value, beginning of the period	$11.69		$11.18		$10.43		$12.20		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.05		0.10		0.16		0.16		0.11
Net realized and unrealized gain (loss)	1.50		1.85		1.29		(0.75)		2.26

Total from Investment Operations	1.55		1.95		1.45		(0.59)		2.37

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.19)		(0.15)		(0.16)		(0.12)
Net realized capital gains	(0.34)		(1.25)		(0.55)		(1.02)		(0.05)

Total Distributions	(0.34)		(1.44)		(0.70)		(1.18)		(0.17)

Net asset value, end of the period	$12.90		$11.69		$11.18		$10.43		$12.20

Total return(b)	13.36	%(c)	18.04%		13.94%		(4.19)%		23.80	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$8,221		$5,431		$5,662		$3,330		$3,096
Net expenses(d)	0.32	%(e)(f)	0.36	%(g)	0.39	%(h)(i)	0.56	%(j)	0.59	%(e)(k)
Gross expenses	2.42	%(e)(f)	3.38	%(g)	4.45	%(h)	5.40	%(j)	5.04	%(e)(k)
Net investment income	0.85	%(e)	0.94%		1.50%		1.42%		1.04	%(e)
Portfolio turnover rate	15%		64%		63%		90%		15%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.59% and 2.69%, respectively.

(g)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.59% and 3.61%, respectively.

(h)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.61% and 4.67%, respectively.

(i)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.59%.
(j)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 5.49%, respectively.

(k)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 5.10%, respectively.

See accompanying notes to financial statements.

|  96

Financial Highlights (continued)

For a share outstanding throughout each period.

	Sustainable Future 2045 Fund—Class N
	Six Months Ended July 31, 2021 (Unaudited)		Year Ended January 31, 2021		Year Ended January 31, 2020		Year Ended January 31, 2019		Period Ended January 31, 2018*
Net asset value, beginning of the period	$12.12		$11.17		$10.38		$12.31		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.06		0.10		0.16		0.15		0.10
Net realized and unrealized gain (loss)	1.69		1.89		1.37		(0.81)		2.39

Total from Investment Operations	1.75		1.99		1.53		(0.66)		2.49

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.18)		(0.15)		(0.16)		(0.12)
Net realized capital gains	(0.17)		(0.86)		(0.59)		(1.11)		(0.06)

Total Distributions	(0.17)		(1.04)		(0.74)		(1.27)		(0.18)

Net asset value, end of the period	$13.70		$12.12		$11.17		$10.38		$12.31

Total return(b)	14.51	%(c)	18.30%		14.73%		(4.53)%		24.92	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$8,285		$6,283		$4,951		$2,517		$2,568
Net expenses(d)	0.31	%(e)(f)	0.37	%(g)	0.40	%(h)(i)	0.58	%(j)	0.61	%(e)(k)
Gross expenses	2.36	%(e)(f)	3.63	%(g)	5.12	%(h)	6.46	%(j)	5.97	%(e)(k)
Net investment income	0.85	%(e)	0.93%		1.45%		1.32%		0.97	%(e)
Portfolio turnover rate	21%		72%		58%		77%		17%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.59% and 2.64%, respectively.

(g)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.59% and 3.85%, respectively.

(h)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.61% and 5.33%, respectively.

(i)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.59%.
(j)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 6.53%, respectively.

(k)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 6.01%, respectively.

See accompanying notes to financial statements.

97  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Sustainable Future 2050 Fund—Class N
	Six Months Ended July 31, 2021 (Unaudited)		Year Ended January 31, 2021		Year Ended January 31, 2020		Year Ended January 31, 2019		Period Ended January 31, 2018*
Net asset value, beginning of the period	$11.75		$11.15		$10.41		$12.38		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.05		0.10		0.16		0.15		0.10
Net realized and unrealized gain (loss)	1.67		1.92		1.35		(0.84)		2.45

Total from Investment Operations	1.72		2.02		1.51		(0.69)		2.55

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.18)		(0.15)		(0.16)		(0.11)
Net realized capital gains	(0.17)		(1.24)		(0.62)		(1.12)		(0.06)

Total Distributions	(0.17)		(1.42)		(0.77)		(1.28)		(0.17)

Net asset value, end of the period	$13.30		$11.75		$11.15		$10.41		$12.38

Total return(b)	14.75	%(c)	18.94%		14.57%		(4.82)%		25.64	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$7,279		$5,017		$4,557		$2,492		$2,514
Net expenses(d)	0.33	%(e)(f)	0.38	%(g)	0.41	%(h)(i)	0.59	%(j)	0.62	%(e)(k)
Gross expenses	2.60	%(e)(f)	4.00	%(g)	5.24	%(h)	6.42	%(j)	6.00	%(e)(k)
Net investment income	0.79	%(e)	0.90%		1.43%		1.29%		0.94	%(e)
Portfolio turnover rate	18%		80%		75%		83%		18%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.60% and 2.87%, respectively.

(g)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.60% and 4.22%, respectively.

(h)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.62% and 5.45%, respectively.

(i)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.60%.
(j)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 6.48%, respectively.

(k)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 6.03%, respectively.

See accompanying notes to financial statements.

|  98

Financial Highlights (continued)

For a share outstanding throughout each period.

	Sustainable Future 2055 Fund—Class N
	Six Months Ended July 31, 2021 (Unaudited)		Year Ended January 31, 2021		Year Ended January 31, 2020		Year Ended January 31, 2019		Period Ended January 31, 2018*
Net asset value, beginning of the period	$11.53		$11.11		$10.43		$12.38		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.05		0.10		0.16		0.15		0.10
Net realized and unrealized gain (loss)	1.64		1.86		1.40		(0.83)		2.45

Total from Investment Operations	1.69		1.96		1.56		(0.68)		2.55

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.20)		(0.16)		(0.16)		(0.11)
Net realized capital gains	(0.16)		(1.34)		(0.72)		(1.11)		(0.06)

Total Distributions	(0.16)		(1.54)		(0.88)		(1.27)		(0.17)

Net asset value, end of the period	$13.06		$11.53		$11.11		$10.43		$12.38

Total return(b)	14.71	%(c)	18.07%		14.93%		(4.80)%		25.64	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$5,483		$3,836		$4,178		$2,614		$2,534
Net expenses(d)	0.32	%(e)(f)	0.39	%(g)	0.42	%(h)(i)	0.59	%(j)	0.62	%(e)(k)
Gross expenses	3.31	%(e)(f)	4.49	%(g)	5.63	%(h)	6.44	%(j)	5.98	%(e)(k)
Net investment income	0.77	%(e)	0.88%		1.42%		1.27%		0.94	%(e)
Portfolio turnover rate	18%		71%		64%		85%		18%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.60% and 3.59%, respectively.

(g)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.60% and 4.70%, respectively.

(h)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.62% and 5.83%, respectively.

(i)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.60%.
(j)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 6.50%, respectively.

(k)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 6.01%, respectively.

See accompanying notes to financial statements.

99  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Sustainable Future 2060 Fund—Class N
	Six Months Ended July 31, 2021 (Unaudited)		Year Ended January 31, 2021		Year Ended January 31, 2020		Year Ended January 31, 2019		Period Ended January 31, 2018*
Net asset value, beginning of the period	$11.64		$11.03		$10.40		$12.38		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.05		0.10		0.16		0.15		0.10
Net realized and unrealized gain (loss)	1.70		1.95		1.38		(0.82)		2.45

Total from Investment Operations	1.75		2.05		1.54		(0.67)		2.55

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.19)		(0.17)		(0.16)		(0.11)
Net realized capital gains	(0.22)		(1.25)		(0.74)		(1.15)		(0.06)

Total Distributions	(0.22)		(1.44)		(0.91)		(1.31)		(0.17)

Net asset value, end of the period	$13.17		$11.64		$11.03		$10.40		$12.38

Total return(b)	15.10	%(c)	19.09%		14.78%		(4.56)%		25.59	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$4,588		$3,657		$3,198		$2,488		$2,575
Net expenses(d)	0.32	%(e)(f)	0.38	%(g)	0.42	%(h)(i)	0.59	%(j)	0.62	%(e)(k)
Gross expenses	3.67	%(e)(f)	5.25	%(g)	6.03	%(h)	6.45	%(j)	5.97	%(e)(k)
Net investment income	0.79	%(e)	0.95%		1.45%		1.29%		0.94	%(e)
Portfolio turnover rate	23%		79%		64%		80%		17%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.60% and 3.95%, respectively.

(g)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.60% and 5.47%, respectively.

(h)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.62% and 6.23%, respectively.

(i)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.60%.
(j)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 6.51%, respectively.

(k)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 6.00%, respectively.

See accompanying notes to financial statements.

|  100

Notes to Financial Statements

July 31, 2021 (Unaudited)

1.  Organization.  Natixis Funds Trust IV (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Natixis Funds Trust IV:

Natixis Sustainable Future 2015 Fund® (the “Sustainable Future 2015 Fund”)

Natixis Sustainable Future 2020 Fund® (the “Sustainable Future 2020 Fund”)

Natixis Sustainable Future 2025 Fund® (the “Sustainable Future 2025 Fund”)

Natixis Sustainable Future 2030 Fund® (the “Sustainable Future 2030 Fund”)

Natixis Sustainable Future 2035 Fund® (the “Sustainable Future 2035 Fund”)

Natixis Sustainable Future 2040 Fund® (the “Sustainable Future 2040 Fund”)

Natixis Sustainable Future 2045 Fund® (the “Sustainable Future 2045 Fund”)

Natixis Sustainable Future 2050 Fund® (the “Sustainable Future 2050 Fund”)

Natixis Sustainable Future 2055 Fund® (the “Sustainable Future 2055 Fund”)

Natixis Sustainable Future 2060 Fund® (the “Sustainable Future 2060 Fund”)

Each Fund is a diversified investment company.

Each Fund offers Class N shares. Class N shares do not pay a front-end sales charge, a contingent deferred sales charge or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Certain categories of investors are exempted from the minimum investment amounts for Class N as outlined in the Funds’ prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”) and Natixis ETF Trust and Natixis ETF Trust II (“Natixis ETF Trusts”).

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or sub-adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Mutual funds are valued at net asset value.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other

101  |

Notes to Financial Statements (continued)

July 31, 2021 (Unaudited)

investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on the trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis.

c.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income, and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Federal and Foreign Income Taxes.  The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of July 31, 2021 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to

|  102

Notes to Financial Statements (continued)

July 31, 2021 (Unaudited)

be filed and paid are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

e.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as paydown gains and losses, premium amortization, corporate actions, distribution re-designations, return of capital distributions received, capital gain distribution received and distributions received from underlying funds. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, wash sales and premium amortization. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended January 31, 2021 was as follows:

	2021 Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Total
Sustainable Future 2015 Fund	$267,785	$337,836	$605,621
Sustainable Future 2020 Fund	355,113	351,060	706,173
Sustainable Future 2025 Fund	283,245	305,924	589,169
Sustainable Future 2030 Fund	319,330	218,168	537,498
Sustainable Future 2035 Fund	259,380	263,690	523,070
Sustainable Future 2040 Fund	246,499	343,563	590,062
Sustainable Future 2045 Fund	196,192	239,735	435,927
Sustainable Future 2050 Fund	235,300	277,219	512,519
Sustainable Future 2055 Fund	180,418	251,264	431,682
Sustainable Future 2060 Fund	144,087	231,539	375,626

Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.

As of July 31, 2021, the tax cost of investments and unrealized appreciation (depreciation) on a federal tax basis were as follows:

	Sustainable Future 2015 Fund	Sustainable Future 2020 Fund	Sustainable Future 2025 Fund	Sustainable Future 2030 Fund	Sustainable Future 2035 Fund
Federal tax cost	$4,172,787	$3,062,648	$8,463,584	$9,902,389	$8,459,388

Gross tax appreciation	$441,355	$410,947	$1,237,765	$1,624,285	$1,467,245
Gross tax depreciation	(26,550)	(25,586)	(47,377)	(49,681)	(45,221)

Net tax appreciation	$414,805	$385,361	$1,190,388	$1,574,604	$1,422,024

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Notes to Financial Statements (continued)

July 31, 2021 (Unaudited)

	Sustainable Future 2040 Fund	Sustainable Future 2045 Fund	Sustainable Future 2050 Fund	Sustainable Future 2055 Fund	Sustainable Future 2060 Fund
Federal tax cost	$7,104,981	$7,100,080	$6,203,638	$4,710,297	$3,893,102

Gross tax appreciation	$1,194,691	$1,260,797	$1,139,089	$838,324	$765,053
Gross tax depreciation	(40,259)	(42,667)	(39,367)	(29,261)	(27,877)

Net tax appreciation	$1,154,432	$1,218,130	$1,099,722	$809,063	$737,176

Amounts in the table above exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Adjustments may include, but are not limited to, wash sales.

f.  Repurchase Agreements.  Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of July 31, 2021, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

g.  Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

h.  New Accounting Pronouncement.  In March 2020, the Financial Accounting Standards Board issued Accounting Standard Update 2020-04, Reference Rate Reform (Topic 848) (“ASU 2020-04”). In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of the London Interbank Offered Rate (“LIBOR”), which is expected to occur no later than June 30, 2023, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides temporary guidance to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. ASU 2020-04 amendments offer optional expedients for contract modifications that would allow an entity to account for such modifications by prospectively adjusting the effective interest rate, instead of evaluating each contract, in accordance with existing accounting standards, as to whether reference rate modifications constitute the establishment of new contracts or the continuation of existing contracts. ASU 2020-04 amendments are currently effective and an entity may elect to apply its provisions as of any date from the beginning of an interim period that includes or is subsequent to March 12, 2020. No Fund contracts have yet been impacted by reference rate reform. Management expects to apply the optional expedients when appropriate.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

|  104

Notes to Financial Statements (continued)

July 31, 2021 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of July 31, 2021, at value:

Sustainable Future 2015 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,299,059	$—	$—	$1,299,059
Bonds and Notes(a)	—	944,106	—	944,106
Exchange-Traded Funds	177,657	—	—	177,657
Mutual Funds	228,033	—	—	228,033
Affiliated Mutual Funds	1,818,413	—	—	1,818,413
Short-Term Investments	—	120,324	—	120,324

Total	$3,523,162	$1,064,430	$—	$4,587,592

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Sustainable Future 2020 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,171,668	$—	$—	$1,171,668
Bonds and Notes(a)	—	664,178	—	664,178
Exchange-Traded Funds	151,084	—	—	151,084
Mutual Funds	216,299	—	—	216,299
Affiliated Mutual Funds	1,139,783	—	—	1,139,783
Short-Term Investments	—	104,997	—	104,997

Total	$2,678,834	$769,175	$—	$3,448,009

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Sustainable Future 2025 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$3,674,618	$—	$—	$3,674,618
Bonds and Notes(a)	—	1,682,564	—	1,682,564
Exchange-Traded Funds	542,360	—	—	542,360
Mutual Funds	735,179	—	—	735,179
Affiliated Mutual Funds	2,676,484	—	—	2,676,484
Short-Term Investments	—	342,767	—	342,767

Total	$7,628,641	$2,025,331	$—	$9,653,972

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Sustainable Future 2030 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$5,025,394	$—	$—	$5,025,394
Bonds and Notes(a)	—	1,618,820	—	1,618,820
Exchange-Traded Funds	790,826	—	—	790,826
Mutual Funds	889,559	—	—	889,559
Affiliated Mutual Funds	2,736,785	—	—	2,736,785
Short-Term Investments	—	415,609	—	415,609

Total	$9,442,564	$2,034,429	$—	$11,476,993

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

105  |

Notes to Financial Statements (continued)

July 31, 2021 (Unaudited)

Sustainable Future 2035 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$4,990,918	$—	$—	$4,990,918
Bonds and Notes(a)	—	977,108	—	977,108
Exchange-Traded Funds	779,290	—	—	779,290
Mutual Funds	807,803	—	—	807,803
Affiliated Mutual Funds	2,033,328	—	—	2,033,328
Short-Term Investments	—	292,965	—	292,965

Total	$8,611,339	$1,270,073	$—	$9,881,412

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Sustainable Future 2040 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$4,602,380	$—	$—	$4,602,380
Bonds and Notes(a)	—	519,019	—	519,019
Exchange-Traded Funds	730,440	—	—	730,440
Mutual Funds	715,990	—	—	715,990
Affiliated Mutual Funds	1,430,713	—	—	1,430,713
Short-Term Investments	—	260,871	—	260,871

Total	$7,479,523	$779,890	$—	$8,259,413

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Sustainable Future 2045 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$4,755,377	$—	$—	$4,755,377
Bonds and Notes(a)	—	338,605	—	338,605
Exchange-Traded Funds	838,960	—	—	838,960
Mutual Funds	768,193	—	—	768,193
Affiliated Mutual Funds	1,286,382	—	—	1,286,382
Short-Term Investments	—	330,693	—	330,693

Total	$7,648,912	$669,298	$—	$8,318,210

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Sustainable Future 2050 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$4,299,251	$—	$—	$4,299,251
Bonds and Notes(a)	—	295,776	—	295,776
Exchange-Traded Funds	815,729	—	—	815,729
Mutual Funds	694,011	—	—	694,011
Affiliated Mutual Funds	956,239	—	—	956,239
Short-Term Investments	—	242,354	—	242,354

Total	$6,765,230	$538,130	$—	$7,303,360

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

|  106

Notes to Financial Statements (continued)

July 31, 2021 (Unaudited)

Sustainable Future 2055 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$3,208,652	$—	$—	$3,208,652
Bonds and Notes(a)	—	210,840	—	210,840
Exchange-Traded Funds	626,137	—	—	626,137
Mutual Funds	528,370	—	—	528,370
Affiliated Mutual Funds	712,594	—	—	712,594
Short-Term Investments	—	232,767	—	232,767

Total	$5,075,753	$443,607	$—	$5,519,360

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Sustainable Future 2060 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$2,783,872	$—	$—	$2,783,872
Bonds and Notes(a)	—	182,225	—	182,225
Exchange-Traded Funds	524,380	—	—	524,380
Mutual Funds	443,710	—	—	443,710
Affiliated Mutual Funds	598,353	—	—	598,353
Short-Term Investments	—	97,738	—	97,738

Total	$4,350,315	$279,963	$—	$4,630,278

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

4.  Purchases and Sales of Securities.  For the six months ended July 31, 2021, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:

	U.S. Government/Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Sustainable Future 2015 Fund	$201,595	$205,904	$1,629,029	$1,594,049
Sustainable Future 2020 Fund	89,974	46,129	667,142	517,884
Sustainable Future 2025 Fund	286,670	115,148	1,997,408	497,540
Sustainable Future 2030 Fund	345,757	142,956	3,084,176	714,634
Sustainable Future 2035 Fund	279,195	145,929	2,489,150	1,196,263
Sustainable Future 2040 Fund	126,622	64,954	3,167,374	925,957
Sustainable Future 2045 Fund	85,546	35,623	2,413,232	1,403,156
Sustainable Future 2050 Fund	64,405	35,057	2,520,741	1,087,409
Sustainable Future 2055 Fund	45,578	19,372	1,779,827	777,711
Sustainable Future 2060 Fund	35,505	21,067	1,326,058	920,479

5.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Natixis Advisors, LLC (“Natixis Advisors”) serves as investment adviser to each Fund. Natixis Advisors is a wholly-owned subsidiary of Natixis Investment Managers, LLC, which is part of Natixis Investment Managers, an international asset management group based in Paris, France. Natixis Advisors, through its Natixis Investment Managers Solutions division, makes investment decisions with respect to the AIA U.S. Large Cap Value ESG Segment, AIA U.S. Small/Mid Cap ESG Segment and AIA International Developed Markets Equity ESG Segment. Additionally, Natixis Advisors performs certain asset allocation, glide path monitoring and compliance responsibilities for each Fund, and oversees, evaluates and monitors the subadvisory services provided to each Fund. Under the terms of the management agreements, each Fund pays a management fee calculated daily and payable monthly, based on each Fund’s average daily net assets.

Natixis Advisors has entered into a subadvisory agreement with Harris Associates L.P. (“Harris”) with respect to the Harris Associates Large Cap Value Segment of each Fund. Harris is a limited partnership whose sole general partner, Harris Associates Inc., is a subsidiary of Natixis Investment Managers, LLC.

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July 31, 2021 (Unaudited)

Natixis Advisors has entered into a subadvisory agreement with Loomis, Sayles & Company, L.P. (“Loomis Sayles”) with respect to the Loomis Sayles All Cap Growth Segment and Loomis Sayles Core Fixed Income Segment of each Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, LLC.

Natixis Advisors has entered into a subadvisory agreement with Mirova US LLC (“Mirova US”) with respect to the Mirova US Climate Ambition Equity Segment of each Fund. Mirova US has entered into a personnel sharing arrangement with its Paris-based affiliate, Mirova, which is part of Natixis Investment Managers.

The aggregate management fee to be paid by each Fund is equal to the sum of: (i) 0.165% of the average daily net assets of the AIA U.S. Large Cap Value ESG Segment, (ii) 0.20% of the average daily net assets of the AIA U.S. Small/Mid Cap ESG Segment, and (iii) 0.20% of the average daily net assets of the AIA International Developed Markets Equity ESG Segment, each payable to Natixis Advisors as adviser; (iv) 0.52% of the average daily net assets of the Harris Associates Large Cap Value Segment, payable by the Fund directly to Harris as sub-adviser; (v) 0.35% of the average daily net assets of the Loomis Sayles All Cap Growth Segment, and (vi) 0.15% of the average daily net assets of the Loomis Sayles Core Fixed Income Segment, each payable by the Fund directly to Loomis Sayles as sub-adviser; (vii) 0.25% of the average daily net assets of the Mirova US Climate Ambition Equity Segment, payable by the Fund directly to Mirova US as sub-adviser. The aggregate management fee payable by each Fund is subject to a maximum equal to the sum of: (i) 0.25% of the average daily net assets of each segment managed directly by Natixis Advisors and (ii) 0.70% of the average daily net assets of any segment managed by any sub-adviser.

Management fees payable to Natixis Advisors with respect to the AIA International Developed Markets Equity ESG Segment were voluntarily waived.

Natixis Advisors has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses, including fees paid to the sub-advisers and expenses of the underlying funds in which each fund invests, to limit the Funds’ operating expenses, exclusive of brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. These undertakings are in effect until May 31, 2022, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

For the six months ended July 31, 2021, the Funds’ expense limit as a percentage of average daily net assets under the expense limitation agreements, including expenses of the underlying funds in which each Fund invests, were as follows:

Fund	Expense Limit as a Percentage of Average Daily Net Assets
Sustainable Future 2015 Fund	0.55%
Sustainable Future 2020 Fund	0.55%
Sustainable Future 2025 Fund	0.56%
Sustainable Future 2030 Fund	0.57%
Sustainable Future 2035 Fund	0.58%
Sustainable Future 2040 Fund	0.59%
Sustainable Future 2045 Fund	0.59%
Sustainable Future 2050 Fund	0.60%
Sustainable Future 2055 Fund	0.60%
Sustainable Future 2060 Fund	0.60%

Natixis Advisors shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) in later periods to the extent a Fund’s annual operating expenses fall below both (1) a Funds’ expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) a Funds’ current applicable expense limitation ratio, provided, however, that a Fund is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

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Notes to Financial Statements (continued)

July 31, 2021 (Unaudited)

For the six months ended July 31, 2021, the management fees and waivers/reimbursements of management fees for each Fund were as follows:

Fund	Gross Management Fees	Contractual Waivers of Management Fees[1]	Voluntary Waivers of Management Fees[2]	Reimbursement of Sub-Adviser Fees[3]	Net Management Fees	Percentage of Average Daily Net Assets
						Gross	Net
Sustainable Future 2015 Fund	$3,026	$400	$183	$2,443	—	0.13%	—
Sustainable Future 2020 Fund	2,468	341	146	1,981	—	0.15%	—
Sustainable Future 2025 Fund	7,065	1,007	475	5,583	—	0.16%	—
Sustainable Future 2030 Fund	8,865	1,372	649	6,844	—	0.18%	—
Sustainable Future 2035 Fund	8,635	1,405	640	6,590	—	0.19%	—
Sustainable Future 2040 Fund	7,191	1,137	534	5,520	—	0.21%	—
Sustainable Future 2045 Fund	7,741	1,250	641	5,850	—	0.21%	—
Sustainable Future 2050 Fund	6,903	1,155	605	5,143	—	0.22%	—
Sustainable Future 2055 Fund	4,996	834	438	3,724	—	0.22%	—
Sustainable Future 2060 Fund	4,607	771	403	3,433	—	0.22%	—

[1]	Waiver of Natixis Advisors’ management fee with respect to the AIA U.S. Large Cap Value ESG and AIA U.S. Small/Mid Cap ESG Segments is subject to possible recovery until January 31, 2023.
[2]	Voluntary waiver of Natixis Advisors’ management fee is not subject to recovery under the expense limitation agreements described above.
[3]	Contractual reimbursements of fees paid directly to sub-advisers are subject to possible recovery until January 31, 2023.

For the six months ended July 31, 2021, expenses have been reimbursed as follows (including fees paid to the sub-advisers included in the table above):

Fund	Sub-Adviser Fees[4]	Other Expenses[4]	Total Reimbursement[4]
Sustainable Future 2015 Fund	$2,443	$66,242	$68,685
Sustainable Future 2020 Fund	1,981	62,939	64,920
Sustainable Future 2025 Fund	5,583	60,090	65,673
Sustainable Future 2030 Fund	6,844	57,814	64,658
Sustainable Future 2035 Fund	6,590	64,108	70,698
Sustainable Future 2040 Fund	5,520	65,108	70,628
Sustainable Future 2045 Fund	5,850	66,474	72,324
Sustainable Future 2050 Fund	5,143	65,528	70,671
Sustainable Future 2055 Fund	3,724	64,052	67,776
Sustainable Future 2060 Fund	3,433	66,620	70,053

[4]	Contractual expense reimbursements are subject to possible recovery until January 31, 2023.

No expenses were recovered during the six months ended July 31, 2021 under the terms of the expense limitation agreement.

b.  Service and Distribution Fees.  Natixis Distribution, LLC (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis Investment Managers, LLC, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trust. Natixis Distribution currently is not paid a fee for serving as distributor for the Funds.

c.  Administrative Fees.  Natixis Advisors provides certain administrative services for the Funds and contracts with State Street Bank and Trust Company (“State Street Bank”) to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trusts and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts of $10 million, which is reevaluated on an annual basis.

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Notes to Financial Statements (continued)

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For the six months ended July 31, 2021, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
Sustainable Future 2015 Fund	$979
Sustainable Future 2020 Fund	695
Sustainable Future 2025 Fund	1,835
Sustainable Future 2030 Fund	2,112
Sustainable Future 2035 Fund	1,898
Sustainable Future 2040 Fund	1,467
Sustainable Future 2045 Fund	1,548
Sustainable Future 2050 Fund	1,361
Sustainable Future 2055 Fund	985
Sustainable Future 2060 Fund	907

d.  Trustees Fees and Expenses.  The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $369,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $199,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee, the chairperson of the Audit Committee and the chairperson of the Governance Committee each receive an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

Certain officers and employees of Natixis Advisors and its affiliates are also officers and/or Trustees of the Trust.

e.  Affiliated Ownership.  As of July 31, 2021, Natixis Investment Managers, LLC held shares of Sustainable Future 2060 Fund representing 31.03% of the Fund’s net assets. Investment activities of affiliated shareholders could have material impacts on the Funds.

f.  Payment by Affiliates.  For the six months ended July 31, 2021, Loomis Sayles reimbursed Sustainable Future 2035 Fund $1,133 in connection with a trading error.

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Notes to Financial Statements (continued)

July 31, 2021 (Unaudited)

g.  Affiliated Fund Transactions.  A summary of affiliated fund transactions for each underlying fund held by the Funds for the six months ended July 31, 2021, is as follows:

Sustainable Future 2015 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$543,559	$296,671	$233,181	$25,309	$(11,259)	$621,099	$10,136
Loomis Sayles Limited Term Government and Agency Fund, Class N	478,029	242,783	184,590	1,958	(4,658)	533,522	2,473
Mirova Global Green Bond Fund, Class N	436,726	218,595	166,084	4,351	(10,852)	482,736	4,031
Mirova International Sustainable Equity Fund, Class N	175,572	61,484	72,274	22,058	(5,784)	181,056	1,895

	$1,633,886	$819,533	$656,129	$53,676	$(32,553)	$1,818,413	$18,535

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Sustainable Future 2020 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$243,143	$100,354	$40,052	$2,424	$5,690	$311,559	$5,017
Loomis Sayles Limited Term Government and Agency Fund, Class N	282,763	100,421	36,954	(51)	(1,285)	344,894	1,518
Mirova Global Green Bond Fund, Class N	269,329	98,310	35,127	51	(3,100)	329,463	2,655
Mirova International Sustainable Equity Fund, Class N	138,776	25,043	24,059	3,334	10,773	153,867	1,618

	$934,011	$324,128	$136,192	$5,758	$12,078	$1,139,783	$10,808

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Sustainable Future 2025 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$386,121	$167,945	$3,958	$500	$14,328	$564,936	$8,477
Loomis Sayles Limited Term Government and Agency Fund, Class N	557,438	224,412	1,016	14	(2,441)	778,407	3,065
Mirova Global Green Bond Fund, Class N	555,694	234,338	1,715	85	(5,234)	783,168	5,791
Mirova International Sustainable Equity Fund, Class N	385,086	126,932	5,569	1,784	41,740	549,973	4,794

	$1,884,339	$753,627	$12,258	$2,383	$48,393	$2,676,484	$22,127

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

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Notes to Financial Statements (continued)

July 31, 2021 (Unaudited)

Sustainable Future 2030 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$393,284	$193,429	$23,037	$3,066	$12,992	$579,734	$9,061
Loomis Sayles Limited Term Government and Agency Fund, Class N	390,030	220,597	13,312	179	(1,844)	595,650	2,309
Mirova Global Green Bond Fund, Class N	507,378	281,571	19,796	841	(5,229)	764,765	5,446
Mirova International Sustainable Equity Fund, Class N	529,359	233,353	27,577	8,614	52,887	796,636	6,333

	$1,820,051	$928,950	$83,722	$12,700	$58,806	$2,736,785	$23,149

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Sustainable Future 2035 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$316,998	$115,560	$34,487	$4,480	$6,493	$409,044	$6,614
Loomis Sayles Limited Term Government and Agency Fund, Class N	277,491	105,821	20,076	251	(1,423)	362,064	1,486
Mirova Global Green Bond Fund, Class N	355,881	142,685	29,015	1,363	(4,591)	466,323	3,518
Mirova International Sustainable Equity Fund, Class N	525,338	255,949	46,175	17,351	43,434	795,897	6,459

	$1,475,708	$620,015	$129,753	$23,445	$43,913	$2,033,328	$18,077

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Sustainable Future 2040 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$140,788	$89,486	$16,518	$2,022	$4,128	$219,906	$3,405
Loomis Sayles Limited Term Government and Agency Fund, Class N	112,782	74,815	11,401	129	(589)	175,736	678
Mirova Global Green Bond Fund, Class N	196,967	121,023	19,925	536	(2,103)	296,498	2,095
Mirova International Sustainable Equity Fund, Class N	427,161	299,931	42,071	16,065	37,487	738,573	5,382

	$877,698	$585,255	$89,915	$18,752	$38,923	$1,430,713	$11,560

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

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Notes to Financial Statements (continued)

July 31, 2021 (Unaudited)

Sustainable Future 2045 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$132,533	$55,472	$22,839	$2,887	$1,757	$169,810	$2,777
Loomis Sayles Limited Term Government and Agency Fund, Class N	99,640	46,242	15,316	218	(625)	130,159	535
Mirova Global Green Bond Fund, Class N	99,388	61,218	16,917	465	(1,245)	142,909	1,007
Mirova International Sustainable Equity Fund, Class N	534,741	335,401	89,745	29,469	33,638	843,504	6,560

	$866,302	$498,333	$144,817	$33,039	$33,525	$1,286,382	$10,879

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Sustainable Future 2050 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$—	$17,765	$1,380	$43	$481	$16,909	$117
Mirova Global Green Bond Fund, Class N	78,218	41,378	10,483	297	(983)	108,427	803
Mirova International Sustainable Equity Fund, Class N	478,716	352,468	58,664	16,087	42,296	830,903	6,171

	$556,934	$411,611	$70,527	$16,427	$41,794	$956,239	$7,091

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Sustainable Future 2055 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Mirova Global Green Bond Fund, Class N	$60,961	$28,960	$6,788	$99	$(697)	$82,535	$616
Mirova International Sustainable Equity Fund, Class N	372,937	227,830	14,778	5,255	38,815	630,059	4,741

	$433,898	$256,790	$21,566	$5,354	$38,118	$712,594	$5,357

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

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Sustainable Future 2060 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Mirova Global Green Bond Fund, Class N	$57,185	$24,758	$12,101	$435	$(980)	$69,297	$566
Mirova International Sustainable Equity Fund, Class N	356,124	219,633	88,472	23,494	18,277	529,056	4,465

	$413,309	$244,391	$100,573	$23,929	$17,297	$598,353	$5,031

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Financial statements of Loomis Sayles Inflation Protected Securities Fund, Loomis Sayles Limited Term Government and Agency Fund, Mirova Global Green Bond Fund and Mirova International Sustainable Equity Fund are available, without charge, on the Funds’ website at im.natixis.com.

h.  Acquired Fund Fees and Expenses.  Each Fund will indirectly realize its pro rata share of the fees and expenses of the underlying funds in which it invests. These fees and expenses are reflected in the valuation of the underlying funds.

6.  Line of Credit.  Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a $500,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $500,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and certain other legal fees in connection with the line of credit agreement, which are being amortized over a period of 364 days and are reflected in legal fees and/or miscellaneous expenses on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

Prior to April 8, 2021, each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a $400,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit.

For the six months ended July 31, 2021, Sustainable Future 2015 Fund had an average daily balance on the line of credit (for those days on which there were borrowings) of $320,000 at a weighted average interest rate of 1.11%. Interest expense incurred on the line of credit was $49.

7.  Payable to Custodian Bank.  The Funds’ custodian bank, State Street Bank, provides overdraft protection to the Funds in the event of a cash shortfall. Cash overdrafts may bear interest at a rate per annum periodically determined by State Street Bank. As of July 31, 2021, the Funds had payables to the custodian bank for overdrafts, as follows:

Fund	Payable to Custodian Bank
Sustainable Future 2015 Fund	$1,034
Sustainable Future 2020 Fund	916
Sustainable Future 2025 Fund	834
Sustainable Future 2030 Fund	752
Sustainable Future 2035 Fund	824
Sustainable Future 2045 Fund	201
Sustainable Future 2050 Fund	270
Sustainable Future 2055 Fund	587
Sustainable Future 2060 Fund	115,372

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8.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of July 31, 2021, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Funds’ total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Non-Affiliated Account Holders	Percentage of Non-Affiliated Ownership	Percentage of Affiliated Ownership (Note 5e)	Total Percentage of Ownership
Sustainable Future 2015 Fund	5	94.39%	—	94.39%
Sustainable Future 2020 Fund	6	86.22%	—	86.22%
Sustainable Future 2025 Fund	3	72.18%	—	72.18%
Sustainable Future 2030 Fund	3	52.74%	—	52.74%
Sustainable Future 2035 Fund	7	68.93%	—	68.93%
Sustainable Future 2040 Fund	4	42.48%	—	42.48%
Sustainable Future 2045 Fund	3	38.53%	—	38.53%
Sustainable Future 2050 Fund	3	24.69%	—	24.69%
Sustainable Future 2055 Fund	5	40.41%	—	40.41%
Sustainable Future 2060 Fund	2	18.83%	31.03%	49.86%

Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Fund does not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

9.  Risk.  Global markets have experienced periods of high volatility triggered by the Covid-19 pandemic. The impact of this pandemic and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Such effects could impair the Funds’ ability to maintain operational standards, disrupt the operations of the Funds’ service providers, adversely affect the value and liquidity of the Funds’ investments and negatively impact the Funds’ performance.

10.  Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

Sustainable Future 2015 Fund

	Six Months Ended July 31, 2021		Year Ended January 31, 2021
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	227,520	$2,401,061	188,689	$1,958,189
Issued in connection with the reinvestment of distributions	5,762	61,190	58,720	605,621
Redeemed	(225,872)	(2,387,770)	(420,475)	(4,680,627)

Increase (decrease) from capital share transactions	7,410	$74,481	(173,066)	$(2,116,817)

Sustainable Future 2020 Fund

	Six Months Ended July 31, 2021		Year Ended January 31, 2021
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	112,245	$1,086,237	431,269	$4,536,134
Issued in connection with the reinvestment of distributions	3,584	34,908	75,137	706,173
Redeemed	(89,873)	(873,144)	(758,792)	(8,208,482)

Increase (decrease) from capital share transactions	25,956	$248,001	(252,386)	$(2,966,175)

115  |

Notes to Financial Statements (continued)

July 31, 2021 (Unaudited)

10.  Capital Shares (continued).

Sustainable Future 2025 Fund

	Six Months Ended July 31, 2021		Year Ended January 31, 2021
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	142,539	$1,695,112	415,638	$4,756,099
Issued in connection with the reinvestment of distributions	9,353	111,213	52,480	589,169
Redeemed	(5,286)	(64,213)	(390,946)	(4,494,056)

Increase from capital share transactions	146,606	$1,742,112	77,172	$851,212

Sustainable Future 2030 Fund

	Six Months Ended July 31, 2021		Year Ended January 31, 2021
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	271,605	$3,404,429	381,814	$4,318,284
Issued in connection with the reinvestment of distributions	14,375	179,682	47,072	537,498
Redeemed	(49,529)	(616,818)	(349,011)	(4,017,674)

Increase from capital share transactions	236,451	$2,967,293	79,875	$838,108

Sustainable Future 2035 Fund

	Six Months Ended July 31, 2021		Year Ended January 31, 2021
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	170,822	$2,164,859	546,038	$6,078,089
Issued in connection with the reinvestment of distributions	20,462	256,997	45,133	523,070
Redeemed	(52,225)	(671,743)	(477,220)	(5,397,816)

Increase from capital share transactions	139,059	$1,750,113	113,951	$1,203,343

Sustainable Future 2040 Fund

	Six Months Ended July 31, 2021		Year Ended January 31, 2021
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	195,155	$2,435,566	268,284	$3,104,116
Issued in connection with the reinvestment of distributions	13,031	160,409	52,226	590,062
Redeemed	(35,434)	(440,126)	(362,463)	(4,282,002)

Increase (decrease) from capital share transactions	172,752	$2,155,849	(41,953)	$(587,824)

Sustainable Future 2045 Fund

	Six Months Ended July 31, 2021		Year Ended January 31, 2021
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	153,391	$2,000,569	325,175	$3,804,645
Issued in connection with the reinvestment of distributions	6,792	88,435	37,547	435,927
Redeemed	(73,687)	(948,197)	(287,685)	(3,336,030)

Increase from capital share transactions	86,496	$1,140,807	75,037	$904,542

|  116

Notes to Financial Statements (continued)

July 31, 2021 (Unaudited)

10.  Capital Shares (continued).

Sustainable Future 2050 Fund

	Six Months Ended July 31, 2021		Year Ended January 31, 2021
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	195,801	$2,467,663	261,010	$2,983,171
Issued in connection with the reinvestment of distributions	6,564	83,033	45,699	512,519
Redeemed	(82,046)	(1,028,688)	(288,755)	(3,339,015)

Increase from capital share transactions	120,319	$1,522,008	17,954	$156,675

Sustainable Future 2055 Fund

	Six Months Ended July 31, 2021		Year Ended January 31, 2021
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	158,992	$1,997,595	166,800	$1,914,874
Issued in connection with the reinvestment of distributions	4,545	56,446	38,539	431,682
Redeemed	(76,714)	(955,780)	(248,490)	(2,891,094)

Increase (decrease) from capital share transactions	86,823	$1,098,261	(43,151)	$(544,538)

Sustainable Future 2060 Fund

	Six Months Ended July 31, 2021		Year Ended January 31, 2021
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	120,120	$1,518,248	195,588	$2,218,316
Issued in connection with the reinvestment of distributions	5,792	72,456	33,287	375,626
Redeemed	(91,732)	(1,169,299)	(204,604)	(2,348,721)

Increase from capital share transactions	34,180	$421,405	24,271	$245,221

117  |

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)	(1) Not applicable.

(a)

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.

(b)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust IV

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	September 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	September 22, 2021

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer and Principal Financial and Accounting Officer
Date:	September 22, 2021